                                                        File No. 33-51294
                                                        File No. 811-7140

                        SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549
                                    --------------
                                      FORM N-1A

                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /
                              POST-EFFECTIVE AMENDMENT NO. 16             /X/
                                         and
                         REGISTRATION STATEMENT UNDER THE                 / /
                             INVESTMENT COMPANY ACT OF 1940               /X/
                                   AMENDMENT NO. 18


                                    --------------
                              MORGAN STANLEY FUND, INC.
                  (Exact Name of Registrant as Specified in Charter)
                1221 Avenue of the Americas, New York, New York  10020
                       (Address of Principal Executive Office)
                     Registrant's Telephone Number (800) 548-7786
                              Harold J. Schaaff, Esquire
                         Morgan Stanley Asset Management Inc.
                1221 Avenue of the Americas, New York, New York  10020
                       (Name and Address of Agent for Service)
                                    --------------

                                      COPIES TO:
Warren J. Olsen                                  Richard W. Grant, Esquire
    Morgan Stanley Asset Management Inc.        Morgan, Lewis & Bockius LLP
       1221 Avenue of the Americas                 2000 One Logan Square
           New York, NY 10020                      Philadelphia, PA 19103
                                    --------------

   -------------------------------------------------------------------------


            IT IS PROPOSED THAT THIS FILING BE EFFECTIVE
                 (CHECK APPROPRIATE BOX)
             / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
             / /   ON (DATE) PURSUANT TO PARAGRAPH (B)
             /x/   75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)
             / /   ON (DATE) PURSUANT TO PARAGRAPH (A) OF RULE 485
             / /   60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)

   ------------------------------------------------------------------------

     REGISTRANT HAS PREVIOUSLY ELECTED TO AND HEREBY CONTINUES ITS ELECTION TO REGISTER AN INDEFINITE NUMBER OF SHARES OF ITS COMMON STOCK, PAR VALUE $.001 PER SHARE, PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. REGISTRANT FILED ITS RULE 24F-2 NOTICE FOR ITS FISCAL YEAR ENDED JUNE 30, 1996 ON AUGUST 23, 1996.

                           MORGAN STANLEY FUND, INC.

                            CROSS REFERENCE SHEET

PART A -    INFORMATION REQUIRED IN A PROSPECTUS

 Form N-1A
ITEM NUMBER LOCATION IN PROSPECTUS FOR MORGAN STANLEY GLOBAL EQUITY FUND

Item 1.     Cover Page -- Cover Page

Item 2.     Synopsis -- Fund Expenses; Prospectus Summary

Item 3.     Condensed Financial Information -- *

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objectives and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Management of the Fund; Portfolio Transactions; General Information

Item 5A.    Management's Discussion of Fund Performance  -- *

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Cover Page; Prospectus Summary; Management of the Fund; Purchase of Shares; Valuation of Shares

Item 8.     Redemption or Repurchase -- Redemption of Shares; Shareholder
            Services

Item 9.     Pending Legal Proceedings -- *

 Form N-1A
ITEM NUMBER LOCATION IN PROSPECTUS FOR MORGAN STANLEY VALUE, MORGAN
            STANLEY EQUITY GROWTH AND MORGAN STANLEY MID CAP GROWTH FUNDS

Item 1.     Cover Page -- Cover Page

Item 2.     Synopsis -- Fund Expenses; Prospectus Summary

Item 3.     Condensed Financial Information -- *

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objectives and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Management of the Fund; Portfolio Transactions; General Information

Item 5A.    Management's Discussion of Fund Performance -- *

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Cover Page; Prospectus Summary; Management of the Fund; Purchase of Shares; Valuation of Shares

Item 8.     Redemption or Repurchase -- Redemption of Shares; Shareholder
            Services

Item 9.     Pending Legal Proceedings -- *

 Form N-1A
Item Number LOCATION IN PROSPECTUS FOR MORGAN STANLEY EMERGING
            MARKETS DEBT FUND

Item 1.     Cover Page -- Cover Page

Item 2.     Synopsis -- Fund Expenses; Prospectus Summary

Item 3.     Condensed Financial Information -- *

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objectives and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Management of the Fund; Portfolio Transactions; General Information

Item 5A.    Management's Discussion of Fund Performance -- *

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Cover Page; Prospectus Summary; Management of the Fund; Purchase of Shares; Valuation of Shares

Item 8.     Redemption or Repurchase -- Redemption of Shares; Shareholder
            Services

Item 9.     Pending Legal Proceedings -- *

 Form N-1A
Item Number LOCATION IN PROSPECTUS FOR MORGAN STANLEY GROWTH AND INCOME AND
            MORGAN STANLEY EUROPEAN EQUITY FUNDS

Item 1.     Cover Page -- Cover Page

Item 2.     Synopsis -- Fund Expenses; Prospectus Summary

Item 3.     Condensed Financial Information -- *

Item 4. General Description of Registrant -- Prospectus Summary; Investment Objectives and Policies; Additional Investment Information; Investment Limitations; General Information

Item 5. Management of the Fund -- Management of the Fund; Portfolio Transactions; General Information

Item 5A.    Management's Discussion of Fund Performance -- *

Item 6. Capital Stock and Other Securities -- Purchase of Shares; Redemption of Shares; Shareholder Services; Valuation of Shares; Dividends and Distributions; Taxes; General Information

Item 7. Purchase of Securities Being Offered -- Cover Page; Prospectus Summary; Management of the Fund; Purchase of Shares; Valuation of Shares

Item 8.     Redemption or Repurchase -- Redemption of Shares; Shareholder
            Services

Item 9.     Pending Legal Proceedings -- *

-------------------
* Omitted since the answer is negative or the Item is not applicable.

  PART B -INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

 Form N-1A
Item Number LOCATION IN STATEMENT OF ADDITIONAL INFORMATION FOR MORGAN
            STANLEY GLOBAL FIXED INCOME, MORGAN STANLEY WORLDWIDE HIGH INCOME, MORGAN STANLEY HIGH YIELD, MORGAN STANLEY AMERICAN VALUE, MORGAN STANLEY AGGRESSIVE EQUITY, MORGAN STANLEY U.S. REAL ESTATE, MORGAN STANLEY GLOBAL EQUITY ALLOCATION, MORGAN STANLEY ASIAN GROWTH, MORGAN STANLEY EMERGING MARKETS, MORGAN STANLEY LATIN AMERICAN, MORGAN STANLEY INTERNATIONAL MAGNUM, MORGAN STANLEY JAPANESE EQUITY, MORGAN STANLEY GROWTH AND INCOME, MORGAN STANLEY EUROPEAN EQUITY, MORGAN STANLEY EQUITY GROWTH, MORGAN STANLEY GLOBAL EQUITY, MORGAN STANLEY EMERGING MARKETS DEBT, MORGAN STANLEY MID CAP GROWTH, MORGAN STANLEY VALUE, MORGAN STANLEY MONEY MARKET, MORGAN STANLEY TAX-FREE MONEY MARKET AND MORGAN STANLEY GOVERNMENT OBLIGATIONS MONEY MARKET FUNDS.

Item 10.    Cover Page -- Cover Page

Item 11.    Table of Contents -- Cover Page

Item 12.    General Information and History --

Item 13. Investment Objectives and Policies -- Investment Objectives and Policies; Investment Limitations; Determining Maturities of Certain Instruments; Description of Securities and Ratings

Item 14.    Management of the Fund -- Management of the Fund

Item 15. Control Persons and Principal Holders of Securities -- Management of the Fund; General Information

Item 16. Investment Advisory and Other Services -- Management of the Fund; General Information

Item 17.    Brokerage Allocation and Other Practices -- Portfolio Transactions

Item 18.    Capital Stock and Other Securities -- General Information

Item 19. Purchase, Redemption and Pricing of Securities Being Offered -- Purchase of Shares; Redemption of Shares; Shareholder Services; Money Market Fund Net Asset Value; General Information

Item 20. Tax Status -- Investment Objectives and Policies; Federal Income Tax; Federal Tax Treatment of Forward Currency Contracts and Exchange Rate Changes; Taxes and Foreign Shareholders; General Information

Item 21.    Underwriters -- Management of the Fund

Item 22.    Calculation of Performance Data -- Performance Information

Item 23.    Financial Statements -- Financial Statements


PART C -    OTHER INFORMATION

Part C contains the information required by the Items of the Form N-1A under such Items as set forth in the Form N-1A.

     The Prospectus for the Morgan Stanley Global Fixed Income,
Morgan Stanley Worldwide High Income and Morgan Stanley High Yield Funds, included as part of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Morgan Stanley Fund, Inc. (File No. 033-51294) filed with the Securities and Exchange Commission via EDGAR on April 30, 1996, is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Morgan Stanley American Value, Morgan Stanley Aggressive Equity and Morgan Stanley U.S. Real Estate Funds, included as part of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Morgan Stanley Fund, Inc. (File No. 033-51294) filed with the Securities and Exchange Commission via EDGAR on April 30, 1996, is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Morgan Stanley Global Equity Allocation, Morgan Stanley Asian Growth, Morgan Stanley Emerging Markets, Morgan Stanley Latin American, Morgan Stanley International Magnum and Morgan Stanley Japanese Equity Funds, included as part of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Morgan Stanley Fund, Inc. (File No. 033-51294) filed with the Securities and Exchange Commission via EDGAR on April 30, 1996, is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Morgan Stanley Money Market, Morgan Stanley Tax-Free Money Market and Morgan Stanley Government Obligations Money Market Funds, included as part of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of Morgan Stanley Fund, Inc. (File No. 033-51294) filed with the Securities and Exchange Commission via EDGAR on September 23, 1996, is hereby incorporated by reference as if set forth in full herein.

--------------------------------------------------------------------------------
                              P R O S P E C T U S
   -------------------------------------------------------------------------

                       MORGAN STANLEY GLOBAL EQUITY FUND

                               A PORTFOLIO OF THE
                           MORGAN STANLEY FUND, INC.

                  P.O. BOX 41826, KANSAS CITY, MISSOURI 64141
                      FOR INFORMATION CALL 1-800-341-2911

                                 --------------

    Morgan Stanley Fund, Inc. (the "Company") is an open-end management investment company, or mutual fund, which consists of twenty-two diversified and non-diversified investment portfolios (each a "Fund" and together, the "Funds"). This prospectus (the "Prospectus") describes the Class A, Class B and Class C shares of the Morgan Stanley Global Equity Fund (a "Fund," or the "Global Equity Fund"). The Company is designed to make available to retail investors the expertise of Morgan Stanley Asset Management Inc., the investment adviser (the "Adviser") and administrator (the "Administrator"). Shares are available through
            (            or the "Distributor"), and through investment dealers,
banks and financial services firms that provide distribution, administrative or shareholder services ("Participating Dealers").

    This Prospectus is designed to set forth concisely the information about the Global Equity Fund that a prospective investor should know before investing and it should be retained for future reference. The Company offers other Funds which are described in other prospectuses and under "Prospectus Summary" below. The Company currently offers the following Funds: (i) GLOBAL AND INTERNATIONAL EQUITY -- Morgan Stanley Global Equity, Morgan Stanley Global Equity Allocation, Morgan Stanley Asian Growth, Morgan Stanley Emerging Markets, Morgan Stanley Latin American and Morgan Stanley International Magnum Funds; (ii) U.S. EQUITY -- Morgan Stanley American Value, Morgan Stanley Aggressive Equity, Morgan Stanley Equity Growth, Morgan Stanley Mid Cap Growth, Morgan Stanley U.S. Real Estate and Morgan Stanley Value Funds; (iii) GLOBAL FIXED INCOME -- Morgan Stanley Global Fixed Income, Morgan Stanley Emerging Markets Debt, Morgan Stanley Worldwide High Income and Morgan Stanley High Yield Funds; and (iv) MONEY MARKET -- Morgan Stanley Money Market and Morgan Stanley Government Obligations Money Market Funds. Additional information about the Company is
contained in a "Statement of Additional Information," dated            , 1996,
which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other Funds of the Company are available upon request and without charge by writing or calling the Company at the address and telephone number set forth above.

    THE COMPANY'S SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR DEPOSITORY INSTITUTION, OR ANY AFFILIATES OR CORRESPONDENTS THEREOF. THE COMPANY'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE COMPANY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION [OR ANY STATE SECURITIES COMMISSION], NOR HAS THE
    SECURITIES AND EXCHANGE COMMISSION [OR ANY STATE SECURITIES COMMISSION]
     PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
          REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

             THE DATE OF THIS PROSPECTUS IS                 , 1996.

                                 FUND EXPENSES

    The following table illustrates all expenses and fees that a shareholder of the Global Equity Fund may incur:

SHAREHOLDER TRANSACTION EXPENSES                                                                GLOBAL EQUITY FUND
----------------------------------------------------------------------------------------------  ------------------
Maximum Sales Load Imposed on Purchases
    Class A...................................................................................              (1)
    Class B...................................................................................         None
    Class C...................................................................................         None
Maximum Sales Load Imposed on Reinvested Dividends
    Class A...................................................................................         None
    Class B...................................................................................         None
    Class C...................................................................................         None
Deferred Sales Load
  For Purchases up to $999,999
    Class A...................................................................................         None
    Class B...................................................................................         5.00%(2)
    Class C...................................................................................         1.00%(3)
  For Purchases of $1,000,000 or more
    Class A...................................................................................         1.00%(1)
    Class B...................................................................................         5.00%(2)
    Class C...................................................................................         1.00%(3)
Redemption Fees (4)
    Class A...................................................................................         None
    Class B...................................................................................         None
    Class C...................................................................................         None
Exchange Fees
    Class A...................................................................................         None
    Class B...................................................................................         None
    Class C...................................................................................         None

------------------
(1) Percentage shown is the maximum sales load. Certain large purchases may be subject to a reduced sales load. Purchases of Class A shares of the Fund which, when combined with the net asset value of the purchaser's existing investments in Class A shares of the Funds, aggregate $1 million or more are not subject to a sales load (an "initial sales charge"). A contingent deferred sales charge ("CDSC") of 1.00% will be imposed, however, on shares from any such purchase that are redeemed within one year following such purchase. Any such CDSC will be paid to the Distributor. Certain other purchases are not subject to an initial sales charge. See "Purchase of Shares."

(2) Percentage shown is the maximum CDSC. Purchases of Class B shares of the Fund are subject to a maximum CDSC of 5.00% which decreases in steps to 0% after six years. See "Purchase of Class B Shares." Any such CDSC will be paid to the Distributor.

(3) Purchases of Class C shares of the Fund are subject to a CDSC of 1.00% for redemptions made within one year of purchase. Any such CDSC will be paid to the Distributor.

(4) Shareholders will be charged an $8.00 fee for redemptions by wire.

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)                                                          GLOBAL EQUITY FUND
                                                                                                ---------------------
Investment Advisory Fee (after expense reimbursement and/or fee waiver)(5)
    Class A...................................................................................
    Class B...................................................................................
    Class C...................................................................................
12b-1/Service Fees
    Class A (6)...............................................................................            0.25%
    Class B (6)...............................................................................            1.00%
    Class C (6)...............................................................................            1.00%
Other Expenses (after expense reimbursement and/or fee waiver) (5)
    Class A...................................................................................
    Class B...................................................................................
    Class C...................................................................................
Total Operating Expenses (after expense reimbursement and/or fee waiver) (5)
    Class A...................................................................................
    Class B...................................................................................
    Class C...................................................................................

------------------
(5) The Adviser has agreed to waive its advisory fees and/or to reimburse expenses of the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for the Fund, (i) investment advisory fees absent advisory fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                                                      GLOBAL EQUITY
                                                                                          FUND
                                                                                     ---------------
Total Operating Expenses
  Class A..........................................................................        --
  Class B..........................................................................        --
  Class C..........................................................................        --
Investment Advisory Fees
 (All Classes).....................................................................        --

   As a result of these reductions, the Investment Advisory Fees stated above are lower than contractual fees stated under "Management of the Company." The Adviser reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on Company expenses, see "Management of the Company."

(6) Of the 12b-1/Service fees for the Class A shares, the 0.25% represents a shareholder service fee, and for the Class B shares and the Class C shares, 0.75% represents a distribution fee and 0.25% represents a shareholder services fee.

    The purpose of the above table is to assist the investor in understanding the various expenses that an investor in the Fund will bear directly or indirectly. The Class A, Class B and Class C expenses and fees for the Fund are based on estimates. For purposes of calculating the estimated expenses and fees set forth above, the table assumes that the Fund's average daily net assets will be $50,000,000. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").

    The following examples illustrate the expenses that you would pay on a $1,000 investment, assuming a 5% annual rate of return and redemption at the end of each time period as indicated, in (i) Class A shares of the Fund, including
the maximum    % sales charge, (ii) Class B shares of the Fund, which have a
CDSC, but no initial sales charge and (iii) Class C shares of the Fund, which have a CDSC, but no initial sales charge.

                                                                                                  GLOBAL EQUITY FUND
                                                                                                ----------------------
Class A shares
  (If it is assumed there are no redemptions, the expenses are the same)
    1 Year....................................................................................
    3 Years...................................................................................
Class B shares
  (Assuming complete redemption at end of period)
    1 Year....................................................................................
    3 Years...................................................................................
  (Assuming no redemption)
    1 Year....................................................................................
    3 Years...................................................................................
Class C shares
  (Assuming complete redemption immediately prior to the end of period)
    1 Year....................................................................................
    3 Years...................................................................................
  (Assuming no redemption)
    1 Year....................................................................................
    3 Years...................................................................................

------------------
(1) Certain large purchases may be subject to a reduced sales load. Purchases of Class A shares of the Funds which, when combined with the net asset value of the purchaser's existing investments in Class A shares of the Funds, aggregate $1 million or more are not subject to an initial sales charge. A CDSC of 1.00% will be imposed, however, on shares from any such purchase that are redeemed within one year following such purchase.

    THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. THE FUND IS NEW AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The Adviser in its discretion may terminate voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the examples above would be greater.

                               PROSPECTUS SUMMARY

THE COMPANY

    The Company currently consists of twenty-two Funds which are designed to offer investors a range of investment choices with Morgan Stanley Asset Management Inc. ("MSAM") and its affiliate, Miller Anderson & Sherrerd, LLP ("MAS"), providing services as Advisers and Administrators and providing services as distributor. MAS serves as
the Adviser and Administrator for the Mid Cap Growth Fund and the Value Fund. MSAM serves as the Adviser and Administrator for all of the other Funds listed below. Each Fund has its own investment objective and policies designed to meet its specific goals. The investment objective of the Global Equity Fund is as follows:

    - The GLOBAL EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    The other Funds are described in other prospectuses which may be obtained from the Company at the address and telephone number noted on the cover page of this Prospectus. For ease of reference the words "Morgan Stanley," which begin the name of each Fund, are not included in the Fund named below. The objectives of the Company's other Funds are listed below:

GLOBAL AND INTERNATIONAL EQUITY FUNDS:

    - The ASIAN GROWTH FUND seeks long-term capital appreciation through investment primarily in equity securities of Asian issuers, excluding Japan.

    - The EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    - The EUROPEAN EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    - The GLOBAL EQUITY ALLOCATION FUND seeks long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Adviser and with stock selection within each country designed to replicate a broad market index.

    - The INTERNATIONAL MAGNUM FUND seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers in accordance with EAFE country weightings determined by the Adviser.

    - The JAPANESE EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    - The LATIN AMERICAN FUND seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and investing in debt securities issued or guaranteed by Latin American governments or governmental entities.

U.S. EQUITY FUNDS:

    - The AGGRESSIVE EQUITY FUND seeks capital appreciation by investing primarily in a non-diversified portfolio of corporate equity and equity-linked securities.

    - The AMERICAN VALUE FUND seeks high total return by investing in undervalued equity securities of small-to medium-sized corporations.

    - The EQUITY GROWTH FUND seeks long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies.

    - The GROWTH AND INCOME FUND seeks capital appreciation and current income by investing primarily in equity and equity-linked securities.

    - The MID CAP GROWTH FUND seeks to achieve long-term capital growth by investing primarily in common stocks of smaller and medium size companies which are deemed by the Adviser to offer long-term growth potential.

    - The U.S. REAL ESTATE FUND seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

    - The VALUE FUND seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of common stocks which are deemed by the Adviser to be relatively undervalued based on various measures such as price/ earnings ratios and price/book ratios.

GLOBAL FIXED INCOME FUNDS:

    - The EMERGING MARKETS DEBT FUND seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

    - The GLOBAL FIXED INCOME FUND seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    - The HIGH YIELD FUND seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.

    - The WORLDWIDE HIGH INCOME FUND seeks high current income consistent with relative stability of principal and, secondarily, capital appreciation, by investing primarily in a portfolio of high yielding fixed income securities of issuers located throughout the world.

MONEY MARKET FUNDS:

    - The GOVERNMENT OBLIGATIONS MONEY MARKET FUND seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

    - The MONEY MARKET FUND seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

    - The TAX-FREE MONEY MARKET FUND seeks to provide as high a level of current interest income exempt from regular federal taxes as is consistent with maintaining liquidity and stability of principal.

    THE GROWTH AND INCOME, JAPANESE EQUITY, EUROPEAN EQUITY AND TAX-FREE MONEY MARKET FUNDS ARE CURRENTLY NOT BEING OFFERED.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc. ("MSAM," the "Adviser" and the "Administrator"), a wholly-owned subsidiary of Morgan Stanley Group Inc. ("MSGI") which, together with its affiliated asset management companies, had approximately $103.5 billion in assets under management as an investment manager or as a fiduciary adviser at September 30, 1996, acts as investment adviser to each of the Funds, except the Mid Cap Growth and Value Funds. See "Management of
the Company -- Investment Adviser" and "-- Administrator." [On       , 1996,
Morgan Stanley Group Inc. purchased the parent company of Van Kampen American Capital, Inc. Van Kampen American Capital, Inc. is the fourth largest
non-proprietary mutual fund provider in the United States with     billion in
assets under management as of September 30, 1996.

RISK FACTORS

    The investment policies of the Global Equity Fund entail certain risks and considerations of which an investor should be aware. The Fund will invest in securities of foreign issuers. Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, potential price volatility and lesser liquidity of shares traded on securities markets, less government supervision and regulation of securities markets, changes in taxes on income on securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits, the risk of war and potentially greater difficulty in obtaining a judgment in a court outside the U.S. The Fund also may invest in derivatives, including options, futures, and options on futures. In addition, the Fund may invest in repurchase agreements, lend its portfolio securities, purchase securities on a when-issued basis or delayed delivery basis and invest in forward foreign currency exchange contracts. Each of these investment strategies involves specific risks which are described under "Investment Objectives and Policies" and "Additional Investment Information" herein and under "Investment Objectives and Policies" in the Statement of Additional Information.

HOW TO INVEST

    The Class A, Class B and Class C shares of the Fund are designed to provide investors a choice of three ways to pay distribution costs. Class A shares of the Fund are offered at net asset value plus an initial sales charge of up to
    % in graduated percentages based on the investor's aggregate investments in the Funds. Shares of the Class B shares and Class C shares of the Fund are offered at net asset value. Class B shares are subject to a contingent deferred sales charge ("CDSC") for redemptions within six years of purchase and are subject to higher annual distribution-related expenses than the Class A shares. Class C shares are subject to a CDSC for redemptions within one year of purchase and are subject to higher annual distribution-related expenses than the Class A shares. See "Purchase of Shares" for a discussion of reduction or waiver of sales charges, which are available for certain investors. Share purchases may be made through
                        , through Participating Dealers or by sending payments
directly to the Company. The minimum initial investment is      for each class
of the Fund, except that the minimum initial investment amount is reduced for
certain categories of investors. The minimum for subsequent investments is    ,
except that the minimum for subsequent investments is reduced for certain categories of investors and there is no minimum for automatic reinvestment of dividends and distributions. See "Purchase of Shares."

HOW TO REDEEM

    Shares of the Fund may be redeemed at any time at the net asset value per share of the Fund next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. A Class A shareholder of the Fund who did not pay an initial sales charge due to the size of the purchase and redeems shares within one year of purchase will be subject to a CDSC of 1.00%. Certain Class B shares that are redeemed within six years of purchase are subject to a maximum CDSC of 5.00% which decreases in steps to 0% after six years. Certain Class C shares that are redeemed within one year of purchase are subject to a CDSC of 1.00%. The CDSC for each class is applicable to the lesser of the current market value of the shares redeemed or the total cost of such shares. In determining whether a CDSC is payable, and, if so, the amount of the charge, it is assumed that shares not subject to such charge are the first redeemed followed by other shares held for the longest period of time. If a shareholder reduces his/her total investment in shares of the Fund to less
than      , the entire investment may be subject to involuntary redemption. See
"Redemption of Shares."

                       INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Global Equity Fund, described below, together with the policies the Fund, employs in its efforts to achieve its objective. The Fund's investment objective is a fundamental policy which may not be changed by the Fund without the approval of a majority of the Fund's outstanding voting securities. There is no assurance that the Fund will attain its objective. The investment policies described below are not fundamental policies and may be changed without shareholder approval.

THE GLOBAL EQUITY FUND

    The Global Equity Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. With respect to the Fund, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. The Fund may invest in American, Global or other types of Depositary Receipts. The Adviser expects that, under normal circumstances, at least 20% of the Fund's total assets will be invested in the common stocks of U.S. issuers. The remainder of the Fund will be invested in issuers located throughout the world, including those located in emerging markets. At least 65% of the total assets of the Fund will be invested in equity securities under normal circumstances. Securities in emerging markets may not be as liquid as those in developed markets and pose greater risks. As used in this Prospectus, the term "emerging markets" applies to the markets of any country which, in the opinion of the Adviser, is generally considered to be an emerging or developing country by the international financial community, which includes the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. See "Objectives and Policies" in the Statement of Additional Information. Although the Fund intends to invest primarily in securities listed on stock exchanges, it will also invest in securities traded in over-the-counter markets. For temporary defensive purposes, the Fund invests in short-term and medium-term debt securities that the Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principle.

    The Adviser's approach in selecting investments for the Fund is oriented to individual stock selection, and is value driven. The Adviser initially identifies those stocks which it believes to be undervalued in relation to the issuer's assets, cash flow, earnings and revenues, and then evaluates the future value of such stocks by running the results of an in-depth study of the issuer through a dividend discount model. The Adviser utilizes the research from a number of sources, including its affiliate in Geneva, Switzerland, Morgan Stanley Capital International, in identifying attractive securities, and applies a number of proprietary screening criteria to identify those securities it believes to be undervalued. Fund holdings are regularly reviewed and subjected to fundamental analysis to determine whether they continue to conform to the Adviser's value criteria. Securities which no longer conform to such value criteria are sold.

    The Fund may invest in derivatives, when-issued and delayed delivery securities and non-publicly traded securities, including private placements and restricted securities.

    For further information about the foregoing and certain additional investment practices of the Fund, see below.

                       ADDITIONAL INVESTMENT INFORMATION

DEPOSITARY RECEIPTS

    Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other depositary receipts, to the extent that such receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    In order to remain fully invested and to reduce transaction costs, the Fund may utilize appropriate futures contracts and options on futures contracts, including securities index futures contracts and options on securities index futures contracts.

    The Fund will engage only in transactions in securities index futures contracts, interest rate futures contracts and options thereon which are traded on a recognized securities or futures exchange. There currently are limited securities index futures, interest rate futures and options on such futures markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser, and the extent of which those strategies are used, will depend on the development of such markets.

    The primary risks associated with the use of futures and options thereon are
(i) imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures and options relating to the stocks purchased or sold by the Fund, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Fund's ability to hedge. For more detailed information about futures transactions see "Investment Objectives and Policies" in the Statement of Additional Information.

FOREIGN INVESTMENT

    The Fund invests in securities of foreign issuers. Investment in securities of foreign issuers, especially in securities of issuers in emerging countries, involves somewhat different investment risks from those affecting securities of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing, and financial and other reporting standards and requirements comparable to those applicable to domestic companies. Therefore, disclosure of certain material information may not be made and less information may be available to investors investing in foreign countries than in the United States. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and subject to greater price volatility than securities of comparable domestic issuers.

Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies. Additional risks include future adverse political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits, and the possible adoption of foreign governmental restrictions such as exchange controls. Also, it may be more difficult to obtain a judgment in a court outside the United States. Emerging countries may have less stable political environments than more developed countries.

    Investments in securities of foreign issuers are generally denominated in foreign currencies, and the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies. Therefore, the value of the Fund's assets measured in U.S. Dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Fund will also incur certain costs in connection with conversions between various currencies.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

    The Fund may enter into forward foreign currency exchange contracts ("forward contracts") that provide for the purchase of or sale of an amount of a specified currency at a future date. Purposes for which such contracts may be used include protecting against a decline in a foreign currency against the U.S. Dollar between the trade date and settlement date when the Fund purchases or sells securities, locking in the U.S. Dollar value of dividends declared on securities held by the Fund and generally protecting the U.S. Dollar value of securities held by the Fund against exchange rate fluctuations. Such contracts may also be used as a protective measure against the effects of exchange control regulations. While such forward contracts may limit losses to the Fund as a result of exchange rate fluctuation, they will also limit any gains that may otherwise have been realized. Except in circumstances where segregated accounts are not required by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules adopted thereunder, the Fund's Custodian will place cash or other liquid assets into a segregated account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of the Fund's commitments with respect to such contracts. See "Investment Objectives and Policies" in the Statement of Additional Information.

INVESTMENT COMPANY SECURITIES

    The Fund may invest in investment company securities. Investments in investment companies are securities of other open-end or closed-end investment companies.

    To the extent a Fund invests a portion of its assets in investment company securities, those assets will be subject to the expenses of the purchased investment company as well as to the expenses of the Fund itself.

LOANS OF PORTFOLIO SECURITIES

    The Fund may lend its portfolio securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest. The Fund will not enter into securities loan transactions exceeding in the aggregate 33 1/3% of the market value of the Fund's total assets. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower of the portfolio securities fail financially. For more detailed information about securities lending, see "Investment Objectives and Policies" in the Statement of Additional Information.

MONEY MARKET INSTRUMENTS

    Money market investments include obligations of the U.S. Government, its agencies and instrumentalities, obligations of foreign sovereignties, other debt securities, high grade commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES

    The Funds may invest in securities that are neither listed on a stock exchange nor traded over the counter. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities, and companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. Securities that are restricted from sale to the public without registration ("Restricted Securities" under the Securities Act of 1933, as amended) that can be offered and sold to qualified institutional buyers under Rule 144A under that Act ("144A Securities") may not be treated as illiquid for purposes of the Fund's liquidity restrictions. The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of 144A Securities. 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

OPTIONS TRANSACTIONS

    The Funds may seek to increase their return or may hedge all or a portion of their portfolio investments through options with respect to securities in which such Funds may invest. A Fund may also purchase put or call options on individual securities or baskets of securities. When a Fund purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Fund purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), usually not more than nine months from the date the option is issued.

    A Fund may write (i.e., sell) covered call options which give the purchaser the right to buy the underlying security covered by the option from the Fund at the stated exercise price. A Fund will receive a premium from writing call options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call option, a Fund will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. A Fund may also write (i.e., sell) covered put options. By selling a covered put option, the Fund incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Fund will be exercisable by the purchaser only on a specific date).

    The Fund will engage only in transactions in options which are traded on a recognized securities or futures exchange. There currently are limited options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such option markets. The Fund may also engage in over-the-counter options ("OTC Options") transactions. OTC Options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty.

    The Fund may invest in options to the extent that their outstanding obligations to purchase securities under such options in combination with their outstanding obligations with respect to futures transactions do not exceed 50% of their total assets, and will maintain assets sufficient to meet their obligations under such contracts in a segregated account with the custodian or will otherwise comply with the SEC's position on asset coverage.

    The primary risks associated with the use of options are (i) imperfect correlation between the change in market value of the securities held by a Fund and the prices of options relating to the securities purchased or sold by the Fund; and (ii) possible lack of a liquid secondary market for an option.

REPURCHASE AGREEMENTS

    The Fund may enter into repurchase agreements with investment dealers or financial institutions that meet the credit guidelines of the Company's Board of Directors. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The Fund always receives securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the collateral may be delayed or limited. Repurchase agreements with durations (or maturities) over seven days in length are considered to be illiquid securities.

SWAPS

    Swaps are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The currency swaps in which a Fund may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

    Funds will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date, with the Funds receiving or paying, as the case may be, only the net amount of the two returns. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or other liquid assets. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Company's Board of Directors.

    Interest rate and total rate of return swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate or total rate of return swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

    The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique was not used.

TEMPORARY INVESTMENTS

    For temporary defensive purposes, when the Adviser determines that market conditions warrant, each Fund may invest up to 100% of its assets in money market instruments.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

    The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment, and no interest accrues to the Fund until settlement.

ZERO COUPONS

    Zero coupons securities ("Zero Coupons"), are fixed income securities that do not make regular interest payments. Zero Coupons are sold at substantial discounts from their face value. The difference between a Zero Coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero Coupon prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor.

                             INVESTMENT LIMITATIONS

    The Fund is a diversified investment company under the 1940 Act, and is subject to the following limitations: (a) as to 75% of its total assets, the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, and its agencies and instrumentalities, and (b) as to 75% of its total assets, the Fund may not own more than 10% of the outstanding voting securities of any one issuer.

    The Fund also operates under certain investment restrictions that are deemed fundamental policies and may be changed by the Fund only with the approval of the holders of a majority of the Fund's outstanding shares. See "Investment Limitations" in the Statement of Additional Information. In addition, each Portfolio operates under certain non-fundamental investment limitations as described below and in the Statement of Additional Information. The Fund may not borrow money except from banks for extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's total assets, taken at market value at the time of borrowing. In addition, the Fund may mortgage, pledge or hypothecate any assets in connection with any such borrowing in amounts up to 10% of the value of the Fund's net assets at the time of borrowing.

                           MANAGEMENT OF THE COMPANY

    INVESTMENT ADVISER -- Morgan Stanley Asset Management Inc. (the "Adviser") is the investment adviser and administrator of the Fund. The Adviser provides investment advice and portfolio management services pursuant to an investment advisory agreement (the "Investment Advisory Agreement") and, subject to the supervision of the Company's Board of Directors, makes the Fund's investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments. The Adviser is entitled to receive advisory fees
computed daily and paid monthly at the annual rate of    % for the Fund. The
Adviser has agreed to a reduction in the fees payable to it and to reimburse expenses to the Fund, if necessary, if such fees or expenses would cause total annual operating expenses of the Fund to exceed the maximum set forth in "Fund Expenses."

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business. It provides a broad range of portfolio management services to customers in the United States and abroad. At September 30, 1996, the Adviser together with its affiliated asset management companies managed investments totaling approximately 103.5 billion, including approximately 86.9 billion under active management and 16.6 billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Company -- Investment Advisory and Administrative Agreements" in the Statement of Additional Information.

    PORTFOLIO MANAGER. The following individual had primary portfolio management responsibility for the Global Equity Fund since its inception:

    FRANCES CAMPION. Frances Campion joined the Adviser in January 1990 as a Global Equity Fund Manager and is now a Principal of Morgan Stanley. Her responsibilities include day to day management of the Global Equity product. Prior to joining the Adviser, Ms. Campion was a U.S. equity analyst with Lombard Odier Limited where she had responsibility for the management of global portfolios. Ms. Campion has ten years global investment experience. She is a graduate of University College, Dublin.

    ADMINISTRATOR. The Administrator also provides the Company with administrative services pursuant to a separate administration agreement (the "Administration Agreement"). The services provided under the Administration Agreement are subject to the supervision of the officers and Board of Directors of the Company and include day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. The Administration Agreement also provides that the Administrator through its agents will provide the Company dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Company pays the Administrator a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Fund.

    Under a sub-administration agreement between the Administrator and The Chase Manhattan Bank ("Chase"), Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of Chase, provides certain administrative services to the Company. The Administrator supervises and monitors such administrative services provided by CGFSC. The services provided under the sub-administration agreement are subject to the supervision of the Board of Directors of the Company. The Board of Directors of the Company has approved the provision of services described above pursuant to the sub-administration agreement as being in the best interests of the Company. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information on the Administration Agreement, see "Management of the Company" in the Statement of Additional Information.

    DIRECTORS AND OFFICERS. Pursuant to the Company's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Company's Adviser, Administrator and Distributor. The Officers of the Company conduct and supervise its daily business operations.

    DISTRIBUTOR.
("                        " or the "Distributor") serves as the Distributor of
the shares of the Company. Under its distribution agreement (the "Distribution
Agreement") with the Company,                         sells shares of the
Company upon the terms and at the current offering price described in this
Prospectus.                         is not obligated to sell any specific number
of shares of the Company.

    The Company currently offers Class A shares, Class B shares and Class C shares of the Funds other than the money market funds. The Funds that are money market funds offer only a single class of shares. The Company may in the future offer one or more classes of shares for the Fund that may have CDSCs or initial sales charges or other distribution charges or a combination thereof different from those of the classes currently offered.

    The Board of Directors of the Company has approved and adopted the Distribution Agreement for the Company and a Plan for each class of the Global Equity Fund pursuant to Rule 12b-1 under the 1940 Act (each a "Plan" and together, the "Plans"). Under each Plan, the Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid quarterly, at a maximum rate of 0.75% of the Class B shares and Class C shares of the Fund, on an annualized basis of the average daily net assets of such classes. The actual amount of such compensation is agreed upon by the Company's Board of Directors and by the Distributor. The Distributor expects to pay a portion of its fee to investment dealers, banks or financial services firms that provide distribution services (each, a "Participating Dealer"). The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares. Class A shares, Class B shares and Class C shares authorizes the payment of service fee at an annual rate of 0.25% on an annualized basis of the average daily net assets of such class of shares of the Fund as compensation the Distributor for shareholder services. In addition to such payments, the Adviser may use its advisory fees or other resources to pay expenses associated with activities which might be construed to be financing the sale of the Fund's shares, including payments to third parties that provide assistance in the distribution effort (in addition to selling shares and providing shareholder services).

    The Plans obligate the Fund to accrue and pay to the Distributor the fee agreed to under its Distribution Agreement. The Plans do not obligate the Fund
to reimburse                    for the actual expenses Morgan Stanley may incur
in fulfilling its obligations under the Plan. Thus, under each Plan, even if the Distributor's actual expenses exceed the fee payable to it thereunder at any given time, the Fund will not be obligated to pay more than that fee. If actual expenses are less than the fee it receives, will retain the full amount of the fee.

    Each Plan for a class of Company shares, under the terms of Rule 12b-1, will remain in effect only if approved at least annually by the Company's Board of Directors, including those directors who are not "interested persons" of the Company as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("12b-1 Directors"). Each Plan may be terminated at any time by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the applicable class of the Fund. The fee set forth above will be paid by the appropriate class to the Distributor unless and until a Plan is terminated or not renewed. The Company intends to operate each Plan in accordance with its terms and the NASD Conduct Rules concerning sales charges.

    PAYMENTS TO FINANCIAL INSTITUTIONS. The Adviser or its affiliates may compensate certain financial institutions for the continued investment of their customers' assets in the Fund pursuant to the advice of such financial institutions. These payments will be made directly by the Adviser or its affiliates from their assets, and will not be made from the assets of the Company or by the assessment of a sales charge on shares. Such financial institutions may also perform certain shareholder or recordkeeping services that would otherwise be performed by CGFSC. The Adviser may elect to enter into a contract to pay the financial institutions for such services.

    EXPENSES. The Fund is responsible for payment of certain other fees and expenses (including professional fees, custodial fees and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

GENERAL

    The Company offers three classes of shares to the public on a continuous basis through the Distributor as principal underwriter, which is located at
             . Shares are also offered through members of the NASD who are acting as securities dealers ("dealers") and NASD members or eligible non-NASD members who are acting as brokers or agents for investors ("brokers"). The term "dealers" and "brokers" are sometimes referred to herein as "Participating Dealers".

    Initial investments must be at least $ for each class of shares, and subsequent investments must be at least $ for each class of shares. Both minimums may be waived by the Distributor for plans involving periodic investments. Shares of the Company may be sold in foreign countries where permissible. The Company and the Distributor reserve the right to refuse any order for the purchase of shares. The Company also reserves the right to suspend the sale of the Company's shares in response to conditions in the securities markets or for other reasons.

    Shares of the Company may be purchased on any business day through Participating Dealers. Shares may also be purchased by completing the application accompanying this Prospectus and forwarding the application, through the Participating Dealer, to the shareholder service agent, ACCESS Investor Services, Inc., a wholly-owned subsidiary of [Van Kampen American Capital] ("ACCESS"). When purchasing shares of the Company, investors must specify whether the purchase is for Class A shares, Class B shares or Class C shares.

    Shares are offered at the next determined net asset value per share, plus a front-end or contingent deferred sales charge depending on the class of shares chosen by the investor, as shown in the tables herein. Net asset value per share for each class is determined once daily as of the close of trading on the New York Stock Exchange (the "NYSE") (currently 4:00 p.m., Eastern Time) each day the NYSE is open. Net asset value per share for each class is determined by dividing the value of the Fund's securities, cash and other assets (including accrued interest) attributable to such class less all liabilities (including accrued expenses) attributable to such class by the total number of shares of the class outstanding.

    Generally, the net asset values per share of the Class A shares, Class B shares and Class C shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class A shares, Class B shares and Class C shares may differ from one another, reflecting the daily expense accruals of the distribution and the higher transfer agency fees applicable with respect to the Class B shares and Class C shares and the differential in the dividends paid on the classes of shares. The price paid for shares purchased is based on the next calculation of net asset value (plus sales charges, where applicable) after an order is received by a Participating Dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. Orders received by Participating Dealers after the close of the NYSE are priced based on the next close provided they are received by the Distributor prior to the Distributor's close of business on such day. It is the responsibility of Participating Dealers to transmit orders received by them to the Distributor so they will be received prior to such time. Orders of less than $500 are mailed by the Participating Dealer and processed at the offering price next calculated after acceptance by ACCESS.

    Each class of shares represents an interest in the same portfolio of investments, has the same rights and is identical in all respects, except that
(i) Class B shares and Class C shares bear the expenses of the deferred sales arrangement and any expenses (including the distribution fee and incremental transfer agency costs) resulting from such sales arrangement, (ii) generally, each class has exclusive voting rights with respect to approvals of the Rule 12b-1 distribution plan to which its distribution fee or service fee is paid and
(iii) Class B shares are subject to a conversion feature. Each class has different exchange privileges and certain different shareholder service options available. The net income attributable to Class B shares and Class C shares and the dividends payable on Class B shares and Class C shares will be reduced by the amount of the distribution fee and incremental transfer agency expenses associated with such class of shares. Sales personnel of Participating Dealers distributing the Company's shares and other persons entitled to receive compensation for selling such shares may receive differing compensation for selling Class A shares, Class B shares or Class C shares.

    The Distributor may from time to time implement programs under which a Participating Dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any Participating Dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the Participating Dealer at the public offering price during such programs. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for shares of the Company. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by the Distributor, pay fees to, and sponsor business seminars for, qualifying authorized dealers for certain services or activities which are primarily intended to result in sales of shares of the Company. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Such fees paid for such services and activities with respect to a Fund will not exceed in the aggregate 1.25% of the average total daily net assets of the Fund on an annual basis. All of the foregoing payments are made by the Distributor out of its own assets. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sale.

CLASS A SHARES

    The public offering price of Class A shares is the next determined net asset value plus a sales charge, as set forth herein.

SALES CHARGE TABLE

                                                                   REALLOWED TO
                                        AS % OF     AS % OF NET    DEALERS (AS %
                                       OFFERING       AMOUNT        OF OFFERING
         SIZE OF INVESTMENT              PRICE       INVESTED         PRICE)
------------------------------------  -----------  -------------  ---------------
Less than $50,000...................      --            --              --
$50,000 but less than $100,000......      --            --              --
$100,000 but less than $250,000.....      --            --              --
$250,000 but less than $500,000.....      --            --              --
$500,000 but less than $1,000,000...      --            --              --
$1,000,000 or more*.................       *             *               *

--------------
 * No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund imposes a contingent deferred sales charge of 1.00% in the event of certain redemptions within one year of the purchase. A commission will be paid to brokers, dealers or financial intermediaries who initiate and are responsible for purchases of $1 million or more as follows: % on sales to

   $ million, plus % on the next million, plus % on the excess over $ million. See "Purchase of Shares -- Purchase of Class B Shares" and "-- Purchase of Class C Shares" for additional information with respect to contingent deferred sales charges.

    In addition to the reallowances from the applicable public offering price described herein, the Distributor may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation, to Participating Dealers that sell shares of the Company. Participating Dealers which are reallowed all or substantially all of the sales charges may be deemed to be underwriters for purposes of the Securities Act of 1933. The Distributor may also pay financial institutions (which may include banks) and other industry professionals that provide services to facilitate transactions in shares of the Company for their clients a transaction fee up to the level of the reallowance allowable to Participating Dealers described herein. Such financial institutions, other industry professionals and Participating Dealers are hereinafter referred to as "Service Organizations." Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If banking firms were prohibited from acting in any capacity or providing any of the described services, the Distributor would consider what action, if any, would be appropriate.

    The Distributor does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Company. State securities laws regarding registration of banks and other financial institutions may differ from the interpretations of federal law expressed herein and banks and other financial institutions may be required to register as dealers pursuant to certain state laws.

QUANTITY DISCOUNTS

    Investors purchasing Class A shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

    Investors or their Participating Dealers must notify the Company whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their Participating Dealer or the Distributor.

    A person eligible for a reduced sales charge includes an individual, their spouse and children under 21 years of age, and any corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account, or a "company" as defined in Section 2(a)(8) of the 1940 Act.

    As used herein, "Participating Funds" refers to all open-end investment companies distributed by the Distributor [except the Morgan Stanley Institutional Fund, Inc.]

    VOLUME DISCOUNTS. The size of investment shown in the preceding table applies to the total dollar amount being invested by any person in shares of a Fund or in any combination of shares of the Fund and shares of other Participating Funds, although other Participating Funds may have different sales charges.

    CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding table may also be determined by combining the amount being invested in shares of the Participating Funds plus the current offering price of all shares of the Participating Funds which have been previously purchased and are still owned.

    LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the investments over a 13-month period to determine the sales charge as outlined in the preceding table. The size of investment shown in the preceding table also includes purchases of shares of the Participating Funds over a 13-month period based on the total amount of intended purchases plus the value of all shares of the Participating Funds previously purchased and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the charges applicable to the purchases made and the charges previously paid. The initial purchase must be for an amount equal to at least 5% of the minimum total purchased amount of the level selected. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provisions, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. Such adjustments in sales charge will be used to purchase additional shares for the shareholder at the applicable discount category. Additional information is contained in the application form accompanying this Prospectus.

OTHER PURCHASE PROGRAMS

    Purchasers of Class A shares may be entitled to reduced initial sales charges in connection with unit trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the Company or the Distributor. The Company reserves the right to modify or terminate these arrangements at any time.

    UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. The Company permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A shares of the Company at net asset value with no minimum initial or subsequent investment requirement if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Company and the Distributor. The total sales charge for all other investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). Of this amount, the Distributor will pay to the Participating Dealer, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their Participating Dealer or the Distributor.

    The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in a Fund during each distribution period by all investors who choose to invest in the Fund through the program and (2) provide ACCESS with appropriate backup data for each participating investor in a computerized format fully compatible with ACCESS' processing system.

    As further requirements for obtaining these special benefits, the Company also requires that all dividends and other distributions by a Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Company will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently. The Company reserves the right to modify or terminate this program at any time.

    NAV PURCHASE OPTIONS. Class A shares of a Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Fund, by:

    (1)Current or retired Trustees/Directors of funds advised by an Adviser, Van Kampen American Capital Investment Advisory Corp. and such persons' families and their beneficial accounts.

    (2)Current or retired directors, officers and employees of MSGI or VK/AC Holding, Inc. and any of their subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser, and such persons' families and their beneficial accounts.

    (3)Directors, officers, employees and registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees.

    (4)[Registered investments advisers,] trust companies and bank trust departments investing on their own behalf or on behalf of their clients provided that the aggregate amount invested in a Fund alone, or in any combination of shares of the Fund and shares of other Participating Funds as described herein under "Purchase of Shares -- Class A Shares -- Volume Discounts," during the 13-month period commencing with the first investment pursuant hereto equals at least $1 million. The Distributor may pay Participating Dealers through which purchases are made an amount up to 0.50% of the amount invested, over a 12-month period following such transaction.

    (5)Trustees and other fiduciaries purchasing shares for retirement plans of organizations with retirement plan assets of $10 million or more. The Distributor may pay commissions of up to 1.00% for such purchases.

    (6)Accounts as to which a bank or broker-dealer charges an account management fee ("wrap accounts"), provided the bank or broker-dealer has a separate agreement with the Distributor.

    (7)Investors purchasing shares of a Fund with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more than 30 days prior to such purchase.

    (8)Pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by non-profit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the initial amount invested in the fund(s) is at least $500,000, (2) the sponsor signs a $500,000 LOI, or (3) such shares are purchased by an employer-sponsored plan with more than 100 eligible employees. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable Fund.

    (9)GROUP PURCHASES. Individuals who are members of a "qualified group" may purchase Class A shares of the Fund without the imposition of a front-end sales charge. For this purpose, a qualified group is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the Fund or similar investments, (iii) has given and continues to give its endorsement or authorization, on behalf of the group, for purchase of shares of the Fund and other Participating Funds,
       (iv) has a membership that the authorized dealer can certify as to the group's members and (v) satisfies other uniform criteria established by the Distributor for the purpose of realizing economies of scale in distributing such shares. A qualified group does not include one whose sole organizational nexus, for example, is that its participants are credit card holders of the same institution, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups. Shares purchased in each group's participants account in connection with this privilege will be subject to a contingent deferred sales charge or one percent in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next million and 0.50% on the excess over $3 million.

    The term "families" includes a person's spouse, children under 21 years of age and grandchildren under 21 years of age, parents, and a person's spouse's parents.

    Purchase orders made pursuant to clause (4) may be placed either through authorized dealers as described above or directly with ACCESS by the investment adviser, trust company or bank trust department, provided that ACCESS receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized dealer may charge a transaction fee for placing an order to purchase shares pursuant to this provision or for placing a redemption order with respect to such shares. Authorized dealers will be paid a service fee as described herein under "Distribution Plans" on purchases made as described in (3) through (9) above.

    The Company may terminate, or amend the terms of, offering shares of the Fund at net asset value to the foregoing groups at any time.

RETIREMENT PLANS

    Van Kampen American Capital Trust Company ("VK Trust") provides retirement plan services and documents and can establish investor accounts in IRAs trusteed by Chase. This includes Simplified Employee Pension Plan ("SEP"), IRA accounts and prototype documents. Brochures describing such plans and materials for establishing them are available from VK Trust upon request. The brochures for plans trusteed by Chase describe the current fees payable to Chase for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan.

PURCHASE OF CLASS B SHARES

    Class B shares of the Fund may be purchased at net asset value without an initial sales charge. However, a CDSC will be imposed on certain Class B shares redeemed within six years of purchase. The charge is assessed on an amount equal to the lesser of the then-current market value of the Class B shares redeemed or the total cost of such shares. Accordingly, the CDSC will not be applied to dollar amounts representing an increase in the net asset values above the initial purchase price of the shares being redeemed. In addition, no charge is assessed on redemptions of Class B shares derived from reinvestment of dividends or capital gains distributions.

    In determining whether the CDSC is applicable to a redemption, the calculation is made in the manner that results in the lowest possible rate. Therefore, it is assumed that the redemption is first of any Class B shares in the shareholder's account that represent reinvested dividends and/or distributions, and/or of Class B shares held longer than six years after purchase, and next of Class B shares held the longest during the initial six-year period after purchase. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of purchase of Class B shares until the redemption of such shares (the "holding period"). The following table sets forth the rates of the CDSC.

CONTINGENT DEFERRED SALES CHARGE

                                                              SALES
                                                            CHARGE AS
                                                            PERCENTAGE
                                                              OF THE
                                                              DOLLAR
                                                              AMOUNT
YEAR SINCE PURCHASE                                         SUBJECT TO
PAYMENT WAS MADE                                              CHARGE
----------------------------------------------------------------------
First.......................................................   5.0%
Second......................................................   4.0%
Third.......................................................   3.0%
Fourth......................................................   3.0%
Fifth.......................................................   2.0%
Sixth.......................................................   1.0%
Thereafter..................................................   None*

------------------
* As described more fully below, Class B shares automatically convert to Class A shares after the seventh year following purchase.

    Proceeds from any CDSC are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution-related services to the Company in connection with the sale of the Class B shares. The Distributor will make payments to the Participating Dealers that handle the
purchases of such shares at a rate not in excess of      of the purchase price
of such shares at the time of purchase and expects to pay to Participating Dealers a portion of its distribution fee under the Plan, as described under "Management of the Company -- Distributor" above. The combination of the CDSC and the distribution/service fee facilitates the ability of the Company to sell the Class B shares without a sales charge being deducted at the time of purchase.

    WAIVER OF CDSC.  The CDSC will be waived on the redemption of Class B shares
(i) following the death or initial determination of disability (as defined in the Code) of a shareholder; (ii) to the extent that the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2; (iii) to the extent that shares redeemed have been withdrawn from a Systematic Withdrawal Plan, up to a maximum amount of 12% per year from a shareholder account based on the value of the account at the time the Withdrawal Plan is established, provided however that all dividends and distributions are reinvested in Class B Shares; (iv) effected pursuant to the right of the Company to liquidate a shareholder's account as described herein under "Redemption of Shares;" or (v) redemptions of shares by employee benefit plans ("each, an Employee Plan") qualified under Sections 401 or 437 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(1) of the Code where (a) the initial amount invested by an Employee Plan in one or more of the Funds is at least $1,000,000, (b) the sponsor of an Employee Plan signs a letter of intent to invest at least $1,000,000 in one or more of the Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Employee Plan with 100 eligible employees; provided, however, that Employee Plans created under
Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Employee Plan participant's aggregate investment in the Funds, and not on the aggregate investment made by the Employee Plan or on the number of eligible employees. The waiver with respect to (i) above is only applicable in cases where the shareholder account is registered (a) in the name of an individual person, (b) as a joint tenancy with rights of survivorship, (c) as community property or (d) in the name of a minor child under the Uniform Gifts or Uniform Transfers to Minors Act. A shareholder, or his or her representative, must notify the Company's Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. The shareholder is responsible for providing sufficient documentation to the Transfer Agent to verify the existence of such circumstances. For information on the imposition and waiver of the CDSC, contact the Transfer Agent at 1-800-341-2911.

    AUTOMATIC CONVERSION TO CLASS A SHARES. After the seventh year following purchase, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution and service fees. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. Under current tax law, the conversion is not a taxable event to the shareholder.

    Class B shares may also be purchased through an Automatic Investment Plan as described below.

PURCHASE OF CLASS C SHARES

    Class C shares of the Fund may be purchased at the net asset value per share and such shares are subject to a CDSC at the rate of 1.00% of the lesser of the current market value of the shares redeemed or the total cost of such shares for shares that are redeemed within one year of purchase. The Distributor will make payments to the Participating Dealers that handle the purchases of such shares at the rate of 1.00% of the purchase price of such shares at the time of purchase and expects to pay to Participating Dealers most of its distribution fee, with respect to such shares, under the Rule 12b-1 Plan for such class of shares, as described under "Management of the Company -- Distributor" above. In determining whether a CDSC is payable, and, if so, the amount of the fee of the fee or charge, it is assumed that shares not subject to such fee or charge are the first redeemed.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

    No initial sales charge or CDSC will be payable on the shares of the Fund or class thereof purchased through the automatic reinvestment of dividends and distributions on shares of the Fund.

REINSTATEMENT PRIVILEGE OF EACH CLASS

    A shareholder who has redeemed Class A shares of the Fund may reinvest up to the full amount received at net asset value at the time of the reinvestment in Class A shares of the Fund without payment of a sales charge. A shareholder who has redeemed Class B shares of the Fund and paid a CDSC upon such redemption may reinvest up to the full amount received upon redemption in Class A shares at net asset value with no initial sales charge. A shareholder who has redeemed Class C shares of the Fund and paid a CDSC upon such redemption may reinvest up to the full amount received upon redemption in Class C shares at net asset value and not be subject to a CDSC. Purchases through the reinstatement privilege are subject to the minimum applicable investment requirements. The reinstatement privilege as to any specific Class A, Class B or Class C shares must be exercised within 180 days of the redemption. The Transfer Agent must receive from the shareholder or the shareholder's Participating Dealer both a written request for reinstatement and a check or wire which does not exceed the redemption proceeds. The written request must state that the reinstatement is made pursuant to this reinstatement privilege. If a loss is realized on the redemption of Class A shares, the reinstatement may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinstatement privilege may be terminated or modified at any time. Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings. See the Statement of Additional Information for further discussion of waiver provisions.

                              SHAREHOLDER SERVICES

    The Company offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the Company at any time.

    INVESTMENT ACCOUNT. ACCESS Investor Services, Inc. ("ACCESS"), transfer agent for the Company and a wholly-owned subsidiary of [Van Kampen American Capital] performs bookkeeping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account under which shares are held by ACCESS. Except as described herein, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder will receive statements at least quarterly from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.

    SHARE CERTIFICATES. Generally, the Company will not issue share certificates. However, upon written or telephone request to the Company, a share certificate will be issued, representing shares (with the exception of fractional shares) of the Company. A shareholder will be required to surrender such certificates upon redemption thereof. In addition, if such certificates are lost the shareholder must write to the Morgan Stanley Fund c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256, requesting an "affidavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.

    REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the applicable Fund. Such shares are acquired at net asset value (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 772-8889 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Company."

    AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to charge a bank account on a regular basis to invest pre-determined amounts in the Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.

    DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 421-5666 ((800) 772-8889 for the hearing impaired), elect to have all dividends and other distributions paid on a class of shares of the Company invested into shares of the same class of any other Participating Fund [,or the Morgan Stanley Money Market Funds], so long as a pre-existing account for such class of shares exists for such shareholder.

    If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.

    EXCHANGE PRIVILEGE. Shares of the Company may be exchanged with shares of the same class of another Participating Fund, subject to certain limitations. Before effecting an exchange, shareholders in the Company should obtain and read a current prospectus of the Participating Funds into which the exchange is to be made. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER PARTICIPATING FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.

    To be eligible for exchange, shares of a Fund generally must have been registered in the shareholder's name for at least 30 days prior to an exchange. Shares of a Fund registered in a shareholder's name for less than 30 days may only be exchanged upon receipt of prior approval of the Adviser. Under normal circumstances, it is the policy of the Adviser not to approve such requests.

    Class A shares of funds that generally impose an initial sales charge are not subject to any sales charge upon exchange into the Fund. Class A shares of Van Kampen American Capital funds that generally do not impose an initial sales charge are subject to the appropriate sales charge applicable to Class A shares of the Fund.

    No sales charge is imposed upon the exchange of a Class B share or a Class C share. The contingent deferred sales charge schedule and conversion schedule applicable to a Class B share or a Class C share acquired through the exchange privilege is determined by reference to the Fund from which such share originally was purchased. The holding period of a Class B share or a Class C share acquired through the exchange privilege is determined by reference to the date such exchanged share originally was purchased.

    Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired.

    A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 421-5684 ((800) 772-8889 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. The exchange will take place at the relative net asset values of the shares next determined after receipt of such request with adjustment for any additional sales charge. Any shares exchanged begin earning dividends on the next business day after the exchange is affected. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Company employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither the Distributor nor the Company will be liable for following telephone instructions which it reasonably believes to be genuine. If the exchanging shareholder does not have an account in the Participating Fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or dividend diversification options for the new account, an exchanging shareholder must file a specific written request. The Company reserves the right to reject any order to acquire its shares through exchange. In addition, the Company may restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.

    SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the principal, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.

    The CDSC on Class B shares is waived for withdrawals under the Systematic Withdrawal Plan of a maximum of 1% per month, 3% per quarter, 6% semiannually or 12% annually, of a shareholder's investment in, and any dividends or distributions on, Class B shares of the Fund at the time the Systematic Withdrawal Plan commences, provided that the shareholder elects to have all dividends and distributions on the shareholder's Class B shares automatically reinvested in additional Class B shares. Under this CDSC waiver policy, amounts withdrawn each month will be paid by redeeming first Class B shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If no Class B shares not subject to the CDSC are available, or not enough such shares are available, Class B shares having a CDSC will be redeemed next, beginning with such shares held for the longest period of time (having the lowest CDSC payable upon redemption) and continuing with shares held the next longest period of time until shares held the shortest period of time are redeemed. Under this policy, the least amount of CDSC will be waived by withdrawals under the Systematic Withdrawal Plan.

    Under the plan, sufficient shares of the Company are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchases of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. The Company reserves the right to amend or terminate the systematic withdrawal program on thirty days' notice to its shareholders.

    AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of Automated Clearing House. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing to ACCESS.

                              REDEMPTION OF SHARES

    Shareholders may redeem for cash some or all of their shares without charge by the Company (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P.O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through Participating Dealer or by calling the Company.

    The Company will redeem shares of an Fund at its next determined net asset value. A CDSC of 1.00% will be imposed on certain Class A shares of a Fund that were purchased without payment of the initial sales charge due to the size of the purchase and are redeemed within one year of purchase. A maximum CDSC of 5.00% which decreases in steps to 0% after six years, will be imposed on certain Class B shares of a Fund that are redeemed within six years of purchase. A CDSC of 1.00% will be imposed on certain Class C shares of the Fund that are redeemed within one year of purchase. See "Purchase of Shares." Any CDSC will be imposed on the lesser of the current market value or the total cost of the shares being redeemed. In determining whether a CDSC is payable, and, if so, the amount of the charge, it is assumed that shares not subject to such charge are the first redeemed followed by other shares held for the longest period of time.

    WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power and sent with the redemption request. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 60 days must accompany the redemption request. The redemption price is the net asset value per share next determined after the request is received by ACCESS in proper form. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, usually a period of up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.

    DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders
received from dealers must be at least $   unless transmitted via the FUNDSERV
network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.

    TELEPHONE REDEMPTION REQUESTS. The Company permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the Company at (800) 421-5666 ((800) 772-8889 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. The Distributor and the Company employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither the Distributor nor the Company will be liable for following instructions which it reasonably believes to be genuine. The Distributor and the Company may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Company's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., Eastern Time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, usually a period of up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

    For redemptions authorized by telephone, amounts of $   or less may be
redeemed daily if the proceeds are to be paid by check sent to the shareholders'
address of record and amounts of at least $   and up to $1 million may be
redeemed daily if the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check will ordinarily be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire will ordinarily be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request. The Company reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.

    REDEMPTION UPON DISABILITY. The Company will waive the contingent deferred sales charge on redemptions following the disability of holders of Class B shares and Class C shares. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Company does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the contingent deferred sales charge on Class B shares and Class C shares.

    In cases of disability, the contingent deferred sales charges on Class B shares and Class C shares will be waived where the disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the initial determination of disability. This waiver of the contingent deferred sales charge on Class B shares and Class C shares applies to a total or partial redemption, but only to redemptions of shares held at the time of the initial determination of disability.

    GENERAL REDEMPTION INFORMATION. The Company may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any applicable contingent deferred sales charge will be deducted from the proceeds of this redemption. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.

    FOR SHARES HELD IN BROKER STREET NAME, YOU CANNOT REQUEST REDEMPTION BY TELEPHONE OR BY MAIL; SUCH SHARES MAY BE REDEEMED ONLY BY CONTACTING YOUR PARTICIPATING DEALER. The Company may impose a fee of $8.00 on wire redemption of shares of the Company that will be deducted from the redemption proceeds.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Company shares to another person by writing to the ACCESS, P.O. Box 418256, Kansas City, Missouri 64141-9256. As in the case of redemptions, the written request must be received in "good order" before any transfer can be made. Shares held in broker street name may be transferred only by contacting your Participating Dealer.

                              VALUATION OF SHARES

    Net asset value is calculated separately for each class of the Fund. The net asset value per share of each class of shares of the Fund is determined by dividing the total fair market value of the investments and other assets attributable to such classes of shares, less all liabilities attributable to such class of shares, by the total number of outstanding shares of such classes of shares. Net asset value per share of the Fund is determined as of the regular close of the NYSE (currently 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Securities listed on a securities exchange for which market quotations are available are valued at their closing price. If no closing price is available, such securities will be valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average of the mean between the current bid and asked prices obtained from reputable brokers.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recent quoted bid price, or, when stock exchange valuations are used, at the closing price, or if that is unavailable, the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used. The "amortized cost" method of valuation does not take into account unrealized gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument.

    The value of other assets and securities for which no quotations are readily available (including illiquid and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars at the mean of the bid price and asked price of such currencies against the U.S. Dollar as quoted by a major bank.

    Although the legal rights of Class A, Class B and Class C shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. Dividends will differ by approximately the amount of the distribution expenses that have accrued for each class. The respective net asset values of Class B shares and Class C shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution fee charged to Class B and Class C shares.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for the Fund. The Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the Fund to their clients or who act as agents in the purchase of shares of the Fund for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of the Company's portfolio brokerage transactions to Morgan Stanley & Co. Incorporated ("Morgan Stanley"), an affiliate of the Advisers or broker affiliates of Morgan Stanley under procedures adopted by the Board of Directors. For such portfolio transactions, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers for comparable transactions involving similar securities being purchased or sold during a comparable period of time.

    Although the objective of the Fund is not to invest for short-term trading, the Fund will seek to take advantage of trading opportunities as they arise to the extent they are consistent with the Fund's objectives. Accordingly, investment securities may be sold from time to time without regard to the length of time they have been held. The Fund anticipates that its annual portfolio turnover rate will not exceed 100% under normal circumstances but market conditions could result in portfolio activity at a greater or lesser rate than anticipated. High portfolio turnover involves correspondingly greater transaction costs which will be borne directly by the Fund. In addition, high portfolio turnover may result in more capital gains which would be taxable to the shareholders of the Fund.

                            PERFORMANCE INFORMATION

    The Company may from time to time advertise total return of the Global Equity Fund. THESE FIGURES WILL BE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in the Fund would have earned over a specified period of time (such as one, three, five or ten years) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes consequences to shareholders subject to tax. The Company may also include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc. and Morgan Stanley Capital International.

    The respective performance figures for Class B shares and Class C shares of the Fund will generally be lower than those for Class A shares of the Fund because of the larger distribution fee charged to Class B shares and Class C shares.

PERFORMANCE OF INVESTMENT ADVISER

    The Adviser manages a portfolio of Morgan Stanley Institutional Fund, Inc. ("MSIF") which served as the model for the Global Equity Fund. The portfolio of MSIF (the "MSIF Portfolio") has substantially the same investment objective and policies as the Global Equity Fund. In addition, the Adviser intends the Global Equity Fund and the corresponding MSIF Portfolio to be managed by the same personnel and to continue to have closely similar investment strategies, techniques and characteristics. Past investment performance of the MSIF Portfolio, as shown in the table below, may be relevant to your consideration of investment in the Global Equity Fund. The investment performance of the MSIF Portfolio is not necessarily indicative of future performance of the Global Equity Fund. Also, the operating expenses of the Global Equity Fund will be different from, and may be higher than, the operating expenses of the MSIF Portfolio. The investment performance of the MSIF Portfolio is provided merely to indicate the experience of the Adviser in managing similar investment portfolios.

    The data set forth below under the heading "Return With Sales Charge" is
adjusted, (i) with respect to the Class A shares, to take into account a    %
sales charge applicable to purchases of Class A shares of the Global Equity Fund; (ii) with respect to Class B shares, to take into account the applicable CDSC that is imposed if Class B shares of the Global Equity Fund are redeemed within the year of their purchase indicated; and (iii) with respect to the Class C shares, to take into account a 1.00% CDSC that is imposed if Class C shares of the Global Equity Fund are redeemed within one year of their purchase. The data set forth below under the heading "Return Without Sales Charge" is not adjusted to take into account such sales charges.

               TOTAL RETURN FOR THE MSIF GLOBAL EQUITY PORTFOLIO
                   FOR THE PERIOD ENDING ___________________
       (ADJUSTED TO REFLECT STATED SALES LOADS OF THE GLOBAL EQUITY FUND)

RETURN WITH                                                               SINCE
SALES CHARGE                              1 YEAR   5 YEARS   10 YEARS   INCEPTION
----------------------------------------  ------   -------   --------   ---------
Class A (of 4.75%)......................   --  %    --  %      --  %      --  %
Class B (of 5.00%)......................   --  %    --  %      --  %      --  %
Class C (of 1.00%)......................   --  %    --  %      --  %      --  %


RETURN WITHOUT
SALES CHARGE
----------------------------------------
Class A.................................   --  %    --  %      --  %      --  %
Class B.................................   --  %    --  %      --  %      --  %
Class C.................................   --  %    --  %      --  %      --  %

------------------
(1) Commenced Operations on                         .

    The past performance of the MSIF Global Equity Portfolio is no guarantee of the future performance of the Global Equity Fund.

                          DIVIDENDS AND DISTRIBUTIONS

    Shareholders will automatically be credited with all dividends and distributions in additional shares at net asset value, without payment of any initial sales charge of the Fund, except that, upon written notice to the Company or by checking off the appropriate box in the Distribution Option Section on the New Account Application, a shareholder may elect to receive dividends and/or distributions in cash. Shares received through reinvestment of dividends and/or distributions will not be subject to any CDSC upon their redemption.

    The Fund expects to distribute substantially all of its net investment income in the form of annual dividends. Net realized gains, if any, will be distributed annually. Confirmations of the purchase of shares of the Fund through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10(b) under the Securities Exchange Act of 1934, as amended, on the next quarterly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases, as might otherwise be required by Rule 10b-10.

    Any undistributed net investment income and undistributed realized gains increase the Fund's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" or "ex-distribution" date, the net asset value per share excludes the dividend or distribution (i.e., is reduced by the per share amount of the dividend or distribution). Dividends and distributions paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to tax.

    Because of the higher distribution fee, higher shareholder servicing fee, and any other expenses that may be attributable to the Class B shares and Class C shares of the Fund, the net income attributable to and the dividends payable on Class B shares and Class C shares of the Fund will be lower than the net income attributable to and the dividends payable on Class A shares of the Fund. As a result, the net asset value per share of the classes of the Fund will differ at times. Expenses of the Company allocated to a particular class of shares of the Fund will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

TAX STATUS OF THE FUND

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. See also the tax sections in the Statement of Additional Information.

    No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Global Equity Fund or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    Each of the Funds is generally treated as a separate entity for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Code") generally will be applied to each Fund separately, rather than to the Company as a whole. Net long-term and short-term capital gains, net income and operating expenses therefore will be determined separately for each Fund.

    The Fund intends to qualify for the special tax treatment afforded "regulated investment companies" ("RICs") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss less any available capital loss carryforward) which is distributed to its shareholders.

TAX STATUS OF DISTRIBUTIONS

    The Fund distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain), to its shareholders. Dividends paid by the Fund from its net investment income will be taxable to the shareholders of the Fund as ordinary income, whether received in cash or in additional shares, if the shareholder is subject to tax. Dividends paid by the Fund attributable to dividends received from shares of domestic corporations will qualify for the dividends-received deduction for corporations.

    Distributions of net capital gains are taxable to shareholders subject to tax as long-term capital gains, regardless of how long the shareholder has held the Fund's shares. Capital gains distributions are not eligible for the corporate dividends-received deduction. The Fund will make annual reports to shareholders of the federal income tax status of all distributions.

    The Fund intends to make sufficient distributions or deemed distributions of its ordinary income and net capital gains prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other Distributions declared in October, November and December by the Fund payable as of a record date in such month and paid at any time during January of the following year are treated as having been paid by the Fund and received by the shareholders on December 31 of the year declared.

    The sale, exchange or redemption of shares may result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the Shareholder's adjusted basis in the redeemed, exchanged or sold shares. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions. Shareholders may also be subject to state and local taxes on distributions from the Fund.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS AND SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUND.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Company was organized as a Maryland corporation on August 14, 1992. The Amended Articles of Incorporation currently permit the Company to issue 27.375 billion shares of common stock, par value $.001 per share. Pursuant to the Company's By-Laws, the Board of Directors may increase the number of shares the Company is authorized to issue without the approval of the shareholders of the Company. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes.

    The shares of the Fund, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. The shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Under Maryland law, the Company is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act. Any person or organization owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the 1940 Act) such Fund.

REPORTS TO SHAREHOLDERS

    The Company will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants.

    In addition, the Company or the Transfer Agent, will send to each shareholder having an account directly with the Company a quarterly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid. In addition, when a transaction occurs in a shareholder's account, the Company or the Transfer Agent will send the shareholder a confirmation statement showing the same information.

CUSTODIAN

    Domestic securities and cash are held by Chase, which is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("Morgan Stanley Trust"), acts as the Company's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Company in accordance with regulations of the SEC for the purpose of providing custodial services for such assets. Morgan Stanley Trust may also hold certain domestic assets for the Company. Morgan Stanley Trust is an affiliate of the Adviser and the Distributor. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    ACCESS, P.O. Bos 418256, Kansas City, Missouri 64141-9256, acts as dividend disbursing and transfer agent for the Company.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as independent accountants for the Company and audits its annual financial statements.

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE COMPANY OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                                      PAGE
                                                                      -----
Fund Expenses.........................................................    2
Prospectus Summary....................................................    5
Investment Objective and Policies.....................................    9
Additional Investment Information.....................................   10
Investment Limitations................................................   14
Management of the Company.............................................   15
Purchase of Shares....................................................   17
Shareholder Services..................................................   26
Redemption of Shares..................................................   29
Valuation of Shares...................................................   32
Portfolio Transactions................................................   33
Performance Information...............................................   33
Dividends and Distributions...........................................   35
Taxes.................................................................   36
General Information...................................................   37

                                 MORGAN STANLEY
                               GLOBAL EQUITY FUND

                               A PORTFOLIO OF THE

                                 MORGAN STANLEY
                                   FUND, INC.

                                  COMMON STOCK
                               ($.001 PAR VALUE)

                                ---------------
                                   PROSPECTUS
                                ---------------

                               INVESTMENT ADVISER

                                 MORGAN STANLEY
                             ASSET MANAGEMENT INC.

                                  DISTRIBUTOR

---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
   -------------------------------------------------------------------------

                           MORGAN STANLEY VALUE FUND
                       MORGAN STANLEY EQUITY GROWTH FUND
                       MORGAN STANLEY MID CAP GROWTH FUND

                               PORTFOLIOS OF THE
                           MORGAN STANLEY FUND, INC.

                  P.O. BOX 418256, KANSAS CITY, MISSOURI 64141
                      FOR INFORMATION CALL 1-800-341-2911
                                 --------------

    Morgan Stanley Fund, Inc. (the "Company") is an open-end management investment company, or mutual fund, which consists of twenty-two diversified and non-diversified investment portfolios (each a "Fund," and together, the "Funds"). This prospectus (the "Prospectus") describes the Class A, Class B and Class C shares of the three investment portfolios listed above. The Company is designed to make available to retail investors the expertise of Morgan Stanley Asset Management Inc. and its affiliate, Miller Anderson & Sherrerd, LLP, the investment advisers (each an "Adviser" and together, the "Advisers") and administrators (each an "Administrator" and together, the "Administrators").
Shares are available through    ("   " or the "Distributor"), and through
investment dealers, banks and financial services firms that provide distribution, administrative or shareholder services ("Participating Dealers").

    This Prospectus is designed to set forth concisely the information about the Funds that a prospective investor should know before investing and it should be retained for future reference. The Company offers other Funds which are described in other prospectuses and under "Prospectus Summary" below. The Company currently offers the following Funds: (i) GLOBAL AND INTERNATIONAL EQUITY -- Morgan Stanley Global Equity, Morgan Stanley Global Equity Allocation, Morgan Stanley Asian Growth, Morgan Stanley Emerging Markets, Morgan Stanley Latin American and Morgan Stanley International Magnum Funds; (ii) U.S. EQUITY -- Morgan Stanley American Value, Morgan Stanley Aggressive Equity, Morgan Stanley Equity Growth, Morgan Stanley Mid Cap Growth, Morgan Stanley U.S. Real Estate and Morgan Stanley Value Funds; (iii) GLOBAL FIXED INCOME -- Morgan Stanley Global Fixed Income, Morgan Stanley Emerging Markets Debt, Morgan Stanley Worldwide High Income and Morgan Stanley High Yield Funds; and (iv) MONEY MARKET -- Morgan Stanley Money Market and Morgan Stanley Government Obligations Money Market Funds. Additional information about the Company is
contained in a "Statement of Additional Information," dated            , 1996,
which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other Funds are available upon request and without charge by writing or calling the Company at the address and telephone number set forth above.

    THE COMPANY'S SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR DEPOSITORY INSTITUTION, OR ANY OF ITS AFFILIATES OR CORRESPONDENTS. THE COMPANY'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE COMPANY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
  AND EXCHANGE COMMISSION [OR ANY STATE SECURITIES COMMISSION], NOR HAS THE
    SECURITIES AND EXCHANGE COMMISSION [OR ANY STATE SECURITIES COMMISSION]
     PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
          REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               THE DATE OF THIS PROSPECTUS IS            , 1996.

                                 FUND EXPENSES

    The following table illustrates all expenses and fees that a shareholder of a Fund may incur:

                                                              EQUITY      MID CAP
                                                 VALUE        GROWTH       GROWTH
SHAREHOLDER TRANSACTION EXPENSES                  FUND         FUND         FUND
---------------------------------------------  ----------   ----------   ----------
Maximum Sales Load Imposed on Purchases
    Class A..................................      --%(1)       --%(1)       --%(1)
    Class B..................................     None         None         None
    Class C..................................     None         None         None
Maximum Sales Load Imposed on Reinvested
 Dividends
    Class A..................................     None         None         None
    Class B..................................     None         None         None
    Class C..................................     None         None         None
Deferred Sales Load
  For Purchases up to $999,999
    Class A..................................     None         None         None
    Class B..................................    5.00%(2)     5.00%(2)     5.00%(2)
    Class C..................................    1.00%(3)     1.00%(3)     1.00%(3)
For Purchases of $1,000,000 or more
    Class A..................................    1.00%(1)     1.00%(1)     1.00%(1)
    Class B..................................    5.00%(2)     5.00%(2)     5.00%(2)
    Class C..................................    1.00%(3)     1.00%(3)     1.00%(3)
Redemption Fees (4)
    Class A..................................     None         None         None
    Class B..................................     None         None         None
    Class C..................................     None         None         None
Exchange Fees
    Class A..................................     None         None         None
    Class B..................................     None         None         None
    Class C..................................     None         None         None

------------------
(1) Percentage shown is the maximum sales load. Certain large purchases may be subject to a reduced sales load. Purchases of Class A shares of the Funds listed above which, when combined with the net asset value of the purchaser's existing investments in Class A shares of the Funds, aggregate $1 million or more are not subject to a sales load (an "initial sales charge"). A contingent deferred sales charge ("CDSC") of 1.00% will be imposed, however, on shares from any such purchase that are redeemed within one year following such purchase. Any such CDSC will be paid to the Distributor. Certain other purchases are not subject to an initial sales charge. See "Purchase of Shares."

(2) Percentage shown is the maximum CDSC. Purchases of Class B shares of the Funds listed above are subject to a maximum CDSC of 5.00% which decreases in steps to 0% after six years. See "Purchase of Class B Shares." Any such CDSC will be paid to the Distributor.

(3) Purchases of Class C shares of the Funds listed above are subject to a CDSC of 1.00% for redemptions made within one year of purchase. Any such CDSC will be paid to the Distributor.

(4) Shareholders will be charged an $8.00 fee for redemptions by wire.

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE        VALUE      EQUITY GROWTH      MID CAP GROWTH
NET ASSETS)                        FUND            FUND               FUND
                                -----------  ----------------  ------------------
Investment Advisory Fee (after
 expense reimbursement and/or
 fee waiver) (5)
    Class A...................         --             --                 --
    Class B...................         --             --                 --
    Class C...................         --             --                 --
12b-1/Service Fees
    Class A (6)...............       0.25%          0.25%              0.25%
    Class B (6)...............       1.00%          1.00%              1.00%
    Class C (6)...............       1.00%          1.00%              1.00%
Other Expenses (after expense
 reimbursement and/or fee
 waiver) (5)
    Class A...................         --             --                 --
    Class B...................         --             --                 --
    Class C...................         --             --                 --
Total Operating Expenses
 (after expense reimbursement
 and/or fee waiver) (5)
    Class A...................         --             --                 --
    Class B...................         --             --                 --
    Class C...................         --             --                 --

------------------
(5) The Advisers have agreed to waive their advisory fees and/or to reimburse expenses of the Funds listed above, if necessary, if such fees would cause the total annual operating expenses of the Funds, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for each such Fund, (i) investment advisory fees absent advisory fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                                                          VALUE    EQUITY GROWTH   MID CAP GROWTH
                                                                          FUND          FUND            FUND
                                                                        ---------  --------------  ---------------
Total Operating Expenses
  Class A.............................................................     --            --              --
  Class B.............................................................     --            --              --
  Class C.............................................................     --            --              --
Investment Advisory Fees
  (All Classes).......................................................     --            --              --

   As a result of these reductions, the Investment Advisory Fees stated above are lower than contractual fees stated under "Management of the Company." Each Adviser reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on Fund expenses, see "Management of the Company."

(6) Of the 12b-1/service fees for the Class A shares, the 0.25% represents a shareholder service fee, and for the Class B shares and the Class C shares, 0.75% represents a distribution fee and 0.25% represents a shareholder services fee.

    The purpose of the above table is to assist the investor in understanding the various expenses that an investor in any of the Funds listed above will bear directly or indirectly. The Class A, Class B and Class C expenses and fees for each such Fund are based on estimates. For purposes of calculating the estimated expenses and fees set forth above, the table assumes that each Fund's average daily net assets will be $50,000,000. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").

    The following examples illustrate the expenses that you would pay on a $1,000 investment, assuming a 5% annual rate of return and redemption at the end of each time period as indicated, in (i) Class A shares of each listed Fund, including the maximum --% sales charge, (ii) Class B shares of each such Fund, which have a CDSC, but no initial sales charge and (iii) Class C shares of each such Fund, which have a CDSC, but no initial sales charge.

                                                                         EQUITY    MID CAP
                                                              VALUE      GROWTH     GROWTH
                                                               FUND       FUND       FUND
                                                            ---------- ---------- ----------
Class A shares
  (If it is assumed there are no redemptions, the expenses
   are the same.)
    1 Year.................................................. $   --    $   --     $   --
    3 Years.................................................     --        --         --
Class B shares
  (Assuming complete redemption at end of period)
    1 Year..................................................     --        --         --
    3 Years.................................................     --        --         --
  (Assuming no redemption)
    1 Year..................................................     --        --         --
    3 Years.................................................     --        --         --
Class C Shares
  (Assuming complete redemption immediately prior to the end of period)
    1 Year..................................................     --        --         --
    3 Years.................................................     --        --         --
Class C Shares
  (Assuming no redemption)
    1 Year..................................................     --        --         --
    3 Years.................................................     --        --         --

------------------
(1) Certain large purchases may be subject to a reduced sales load. Purchases of Class A shares of the Funds listed above which, when combined with the net asset value of the purchaser's existing investments in Class A shares of the Funds, aggregate $1 million or more are not subject to a sales load (an "initial sales charge"). A contingent deferred sales charge ("CDSC") of 1.00% will be imposed, however, on shares from any such purchase that are redeemed within one year following such purchase.

    THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. THE FUNDS ARE NEW AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The Adviser in its discretion may terminate voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the examples above would be greater.

                               PROSPECTUS SUMMARY

THE COMPANY

    The Company currently consists of twenty-two portfolios which are designed to offer investors a range of investment choices with Morgan Stanley Asset Management Inc. ("MSAM") and its affiliate, Miller Anderson & Sherrerd, LLP ("MAS"), providing services as Advisers and Administrators and providing services as distributor. MAS serves as
the Adviser and Administrator for the Mid Cap Growth Fund and the Value Fund. MSAM serves as the Adviser and Administrator for all of the other Funds listed below. Each Fund has its own investment objective and policies designed to meet its specific goals. The investment objective of each Fund described in this Prospectus is as follows:

    - The EQUITY GROWTH FUND seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of medium and large capitalization companies.

    - The MID CAP GROWTH FUND seeks to achieve long-term growth by investing primarily in common stocks of smaller and medium size companies which are deemed by the Advisers to offer long-term growth potential.

    - The VALUE FUND seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of common stocks which are deemed by the Advisers to be relatively undervalued based on various measures such as price/ earnings ratios and price/book ratios.

    The other Funds are described in other prospectuses which may be obtained from the Company at the address and telephone number noted on the cover page of this Prospectus. For ease of reference, the words "Morgan Stanley," which begin the name of each Fund, have not been included in the Funds named below. The objectives of these other Funds are listed below:

GLOBAL AND INTERNATIONAL EQUITY FUNDS:

    - The ASIAN GROWTH FUND seeks long-term capital appreciation through investment primarily in equity securities of Asian issuers, excluding Japan.

    - The EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    - The EUROPEAN EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    - The GLOBAL EQUITY ALLOCATION FUND seeks long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Adviser and with stock selection within each country designed to replicate a broad market index.

    - The GLOBAL EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    - The INTERNATIONAL MAGNUM FUND seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers in accordance with EAFE country weightings determined by the Adviser.

    - The JAPANESE EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    - The LATIN AMERICAN FUND seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and investing in debt securities issued or guaranteed by Latin American governments or governmental entities.

U.S. EQUITY FUNDS:

    - The AGGRESSIVE EQUITY FUND seeks capital appreciation by investing primarily in a non-diversified portfolio of corporate equity and equity-linked securities.

    - The AMERICAN VALUE FUND seeks high total return by investing in undervalued equity securities of small-to medium-sized corporations.

    - The GROWTH AND INCOME FUND seeks capital appreciation and current income by investing primarily in equity and equity-linked securities.

    - The U.S. REAL ESTATE FUND seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

GLOBAL FIXED INCOME FUNDS:

    - The EMERGING MARKETS DEBT FUND seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

    - The GLOBAL FIXED INCOME FUND seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    - The HIGH YIELD FUND seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.

    - The WORLDWIDE HIGH INCOME FUND seeks high current income consistent with relative stability of principal and, secondarily, capital appreciation, by investing primarily in a portfolio of high yielding fixed income securities of issuers located throughout the world.

MONEY MARKET FUNDS:

    - The GOVERNMENT OBLIGATIONS MONEY MARKET FUND seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

    - The MONEY MARKET FUND seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

    - The TAX-FREE MONEY MARKET FUND seeks to provide as high a level of current interest income exempt from regular federal income taxes as is consistent with maintaining liquidity and stability or principal.

    THE GROWTH AND INCOME, JAPANESE EQUITY, EUROPEAN EQUITY AND TAX-FREE MONEY MARKET FUNDS ARE CURRENTLY NOT BEING OFFERED.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc. ("MSAM," an "Adviser" or an "Administrator"), a wholly-owned subsidiary of Morgan Stanley Group Inc. ("MSGI"), which, together with its affiliated asset management companies other than Miller Anderson & Sherrerd LLP ("MAS"), had approximately $66.0 billion in assets under management as an investment manager or as a fiduciary adviser at September 30, 1996, acts as investment adviser to each of the Funds, except the Mid Cap Growth and Value Funds. The institutional investment advisory business of MAS (an "Adviser" or an "Administrator"), was established in 1969 and MAS recently became an indirectly wholly owned subsidiary of MSGI and an affiliate of MSAM. MAS had approximately $37.5 billion in assets under management as an investment manager at September 30, 1996. See "Management of the Company --
Investment Advisers" and "-- Administrators." [On       , 1996, Morgan Stanley
Group Inc. purchased the parent company of Van Kampen American Capital, Inc. Van Kampen American Capital, Inc. is the fourth largest non-proprietary mutual fund provider in the United States with $ billion in assets under management as of September 30, 1996.

RISK FACTORS

    The investment policies of each Fund entail certain risks and considerations of which an investor should be aware. The Funds described herein invest in common stocks, which are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value. The Funds, and in particular, the Mid Cap Growth and Value Funds, invest in small- to medium-sized corporations, which are more vulnerable to financial risks and other risks than larger corporations, and therefore may involve a higher degree of risk and price volatility than investments in the securities of larger corporations. The Funds may invest in securities of foreign issuers which are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, limited publicly available information regarding foreign issuers, lower accounting, auditing and financial standards, potential price volatility and lesser liquidity of shares traded on securities markets, less government regulation of securities markets, changes in taxes, possible seizure or expropriation of the foreign issuer or foreign deposits, and potentially greater difficulty in obtaining a judgment in a court outside the United States. The Funds may invest in forward foreign currency exchange contracts, and may invest in foreign currency exchange futures and options. In addition, the Funds may invest in derivatives, which include options, futures and options on futures and swaps and each Fund may invest in repurchase agreements, borrow money, lend its portfolio securities, and purchase securities on a when-issued or delayed delivery basis. Each of these investment strategies involves specific risks which are described under "Investment Objectives and Policies" and "Additional Investment Information" herein and under "Investment Objectives and Policies" in the Statement of Additional Information.

HOW TO INVEST

    The Class A, Class B and Class C shares of the Funds described herein are designed to provide investors a choice of three ways to pay distribution costs. Class A shares of the Funds are offered at net asset value plus an initial sales
charge of up to    % in graduated percentages based on the investor's aggregate investments in the Funds. Shares of the Class B shares and Class C shares of the Funds are offered at net asset value. Class B shares are subject to a contingent deferred sales charge ("CDSC") for redemptions within six years of purchase and are subject to higher annual distribution-related expenses than the Class A shares. Class C shares are subject to a CDSC for redemptions within one year of purchase and are subject to higher annual distribution-related expenses than the Class A shares. See "Purchase of Shares" for a discussion of reduction or waiver of sales charges, which are available for certain investors. Share purchases may
be made through              , through Participating Dealers or by sending
payments directly to the Company. The minimum initial investment is $    for
each class of a Fund, except that the minimum initial investment amount is reduced for certain categories of investors. The minimum for subsequent investments is $ , except that the minimum for subsequent investments is reduced for certain categories of investors and there is no minimum for automatic reinvestment of dividends and distributions. See "Purchase of Shares."

HOW TO REDEEM

    Shares of each Fund may be redeemed at any time at the net asset value per share of the Fund next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. A Class A shareholder of a Fund who did not pay an initial sales charge due to the size of the purchase and redeems shares within one year of purchase will be subject to a CDSC of 1.00%. Certain Class B shares that are redeemed within six years of purchase are subject to a maximum CDSC of 5.00% which decreases in steps to 0% after six years. Certain Class C shares that are redeemed within one year of purchase are subject to a CDSC of 1.00%. The CDSC for each class is applicable to the lesser of the current market value of the shares redeemed or the total cost of such shares. In determining whether a CDSC is payable, and, if so, the amount of the charge, it is assumed that shares not subject to such charge are the first redeemed followed by other shares held for the longest period of time. If a shareholder reduces his/her total investment in shares of a Fund to less
than $    , the entire investment may be subject to involuntary redemption. See
"Redemption of Shares."

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of each Fund is described below, together with the policies the Fund employs in its efforts to achieve its objectives. Each Fund's investment objective is a fundamental policy which may not be changed by the Fund without the approval of a majority of the Fund's outstanding voting securities. There is no assurance that a Fund will attain its objective. The investment policies described below are not fundamental policies and may be changed without shareholder approval.

THE VALUE FUND

    The Value Fund's investment objective is to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing in a diversified portfolio of common stocks and other equity securities with that are deemed by the Adviser to be relatively undervalued based on various measures such as price/earnings ratios and price/book ratios.

    The Value Fund generally will invest at least 65% of its assets in equity securities which are deemed to be undervalued. Equity securities, for this purpose, include common stock, preferred stock, convertible securities, depositary receipts ("Depositary Receipts") and rights and warrants to purchase stock. Up to 5% of the Fund's assets may be invested in foreign equity securities, excluding American Depositary Receipts ("ADRs"). The Fund generally will invest in equity securities of companies with equity capitalization greater than $300 million.

    The Adviser selects common stocks which are deemed to be undervalued relative to the stock market in general as measured by the Standard & Poor's Composite Index of 500 Stocks ("S&P 500"), based on the value measures such as price/earnings ratios and price/book ratios, as well as fundamental research. While capital return will be emphasized somewhat more than income return, the Value Fund's total return will consist of both capital and income returns. Stocks which are deemed to be undervalued in the marketplace have, under most market conditions, provided higher dividend income returns than stocks which are deemed to have long-term earnings growth potential which normally sell at higher price/earnings ratios. However, the Adviser may select non-dividend paying stocks for their value characteristics. For temporary defensive purposes, the Equity Growth Fund may invest in short-term and medium-term debt securities that the Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal.

    The Value Fund may invest in derivatives, when-issued and delayed delivery securities and non-publicly traded securities, including private placements and restricted securities.

    For further information about the foregoing and certain additional investment practices of the Fund, see "Additional Investment Information" below.

THE EQUITY GROWTH FUND

    The Equity Growth Fund's investment objective is to provide long-term capital appreciation by investing primarily in growth-oriented equity securities of medium and large capitalization U.S. companies and, to a limited extent, as described below, foreign corporations. Equity securities, for this purpose, include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in equity securities.

    The Adviser employs a flexible and eclectic investment process in pursuit of the Equity Growth Fund's investment objective. In selecting securities for the Fund, the Adviser concentrates on a universe of rapidly growing, high quality companies and lower, but accelerating, earnings growth situations. The Adviser's universe of potential investments generally comprises companies with market capitalizations of $500 million or more. The Fund is not restricted to investments in specific market sectors. The Adviser uses its research capabilities, analytical resources and judgment to assess economic, industry and market trends, as well as individual company developments, to select promising growth investments for the Fund. The Adviser concentrates on companies with strong, communicative managements and clearly defined strategies for growth. In addition, the Adviser rigorously assesses company developments, including changes in strategic direction, management focus and current and likely future earnings results. Valuation is important to the Adviser but is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises vis-a-vis consensus expectations. The Fund is free to invest in any equity security that, in the Adviser's judgment, provides above average potential for capital appreciation.

    In selecting investments for the Equity Growth Fund, the Adviser emphasizes individual security selection. The Fund's investments will generally be diversified by number of issues but concentrated sector positions may result from the investment process. The Fund has a long-term investment perspective; however, the Adviser may take advantage of short-term opportunities that are consistent with the Fund's objective by selling recently purchased securities which have increased in value.

    The Equity Growth Fund may invest up to 25% of its total assets at the time of purchase in securities of foreign companies. The Fund may invest in securities of foreign issuers directly or in the form of Depositary Receipts. Investors should recognize that investing in foreign companies involves certain special considerations which are not typically associated with investing in U.S. companies. See "Additional Investment Information" herein and "Investment Objectives and Policies" in the Statement of Additional Information.

    The Equity Growth Fund may invest in convertible securities of domestic and, subject to the above restrictions, foreign issuers on occasions when, due to market conditions, it is more advantageous to purchase such securities than to purchase common stock. Since the Fund invests in both common stocks and convertible securities, the risks of investing in the general equity markets may be tempered to a degree by the Fund's investments in convertible securities which are often not as volatile as common stock.

    For temporary defensive purposes, the Equity Growth Fund may invest in short-term and medium-term debt securities that the Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal.

    The Equity Growth Fund may invest in derivatives, when-issued and delayed delivery securities and non-publicly traded securities, including private placements and restricted securities.

    For further information about the foregoing and certain additional investment practices of the Fund, see "Additional Investment Information" below.

THE MID CAP GROWTH FUND

    The Mid Cap Growth Fund's investment objective is to achieve long-term growth by investing primarily in common stocks of small and medium size companies which are deemed by the Adviser to offer long-term growth potential.

    The Mid Cap Growth Fund generally will invest at least 65% of its assets in equity securities of mid-cap companies offering long-term growth potential. Equity securities for this purpose include common stock, preferred stock, convertible securities, Depositary Receipts, foreign equity securities, and rights and warrants to purchase stock. Up to 5% of the Fund's assets may be invested in foreign equity securities, excluding ADRs. The Mid Cap Growth Fund generally will invest in securities issued by companies with market capitalizations in the range of the companies represented in the S&P MidCap 400 Index. Such range is currently $100 million to $8 billion but the range fluctuates over time with changes in the equity market.

    The Adviser manages the Mid Cap Growth Fund using a four-part process combining quantitative, fundamental, and valuation analysis with a strict sales discipline. Stocks that pass an initial screen based on estimate revisions undergo detailed fundamental research. The Adviser uses valuation analysis to eliminate the most overvalued securities. The Fund sells holdings when the Adviser's estimate revision scores fall to unacceptable levels, when its fundamental research uncovers unfavorable trends, or when the securities' valuations exceed the level that the Adviser believes is reasonable given their growth prospects.

    The Mid Cap Growth Fund may invest in derivatives, when-issued and delayed delivery securities and non-publicly traded securities, including private placements and restricted securities.

    For temporary defensive purposes, the Equity Growth Fund may invest in short-term and medium-term debt securities that the Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal.

    The Mid Cap Growth Fund may invest in derivatives, when-issued and delayed delivery securities and non-publicly traded securities, including private placements and restricted securities.

    For further information about the foregoing and certain additional investment practices of the Fund, see "Additional Investment Information" below.

                       ADDITIONAL INVESTMENT INFORMATION

EQUITY SECURITIES

    Equity securities commonly include, but are not limited to, common stocks, preferred stocks, Depositary Receipts, rights, warrants, and foreign equities. Preferred stock is contained in both the definition of equity securities and fixed income securities because it exhibits characteristics commonly associated with each type of security.

COMMON STOCKS

    Each Equity Fund will invest in Common Stocks. Common Stocks are equity securities which represent an ownership interest in a corporation, entitling the shareholder to voting rights and receipt of dividends paid based on proportionate ownership.

PREFERRED STOCKS

    Preferred Stocks are non-voting securities which evidence ownership in a corporation and which pay a fixed or variable stream of dividends.

CONVERTIBLE SECURITIES AND WARRANTS

    The Equity Funds may invest in convertible securities, preferred stock, warrants or other securities exchangeable under certain circumstances for shares of common stock. Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

DEPOSITARY RECEIPTS

    Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other depositary receipts, to the extent that such receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    In order to remain fully invested and to reduce transaction costs, the Funds may utilize appropriate futures contracts and options on futures contracts, including securities index futures contracts and options on securities index futures contracts.

    The Funds will engage only in transactions in securities index futures contracts, interest rate futures contracts and options thereon which are traded on a recognized securities or futures exchange. There currently are limited securities index futures, interest rate futures and options on such futures markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, will depend on the development of such markets.

    The primary risks associated with the use of futures and options thereon are
(i) imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures and options relating to the stocks purchased or sold by the Fund, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Fund's ability to hedge. For more detailed information about futures transactions see "Investment Objectives and Policies" in the Statement of Additional Information.

OPTIONS TRANSACTIONS

    The Funds may seek to increase their return or may hedge all or a portion of their portfolio investments through options with respect to securities in which such Funds may invest. A Fund may also purchase put or call options on individual securities or baskets of securities. When a Fund purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Fund purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), usually not more than nine months from the date the option is issued.

    A Fund may write (i.e., sell) covered call options which give the purchaser the right to buy the underlying security covered by the option from the Fund at the stated exercise price. A Fund will receive a premium from writing call options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call option, a Fund will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. A Fund may also write (i.e., sell) covered put options. By selling a covered put option, the Fund incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Fund will be exercisable by the purchaser only on a specific date).

    The Equity Growth Fund will engage only in transactions in options which are traded on a recognized securities or futures exchange. There currently are limited options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such option markets. The Value Fund and the Mid Cap Growth Fund may also engage in over-the-counter options ("OTC Options") transactions. OTC Options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty.

    The Value and Mid Cap Growth Funds may invest in options to the extent that their outstanding obligations to purchase securities under such options in combination with their outstanding obligations with respect to futures transactions do not exceed 50% of their total assets, and will maintain assets sufficient to meet their obligations under such contracts in a segregated account with the custodian or will otherwise comply with the SEC's position on asset coverage.

    The primary risks associated with the use of options are (i) imperfect correlation between the change in market value of the securities held by a Fund and the prices of options relating to the securities purchased or sold by the Fund; and (ii) possible lack of a liquid secondary market for an option.

FIXED INCOME SECURITIES

    Fixed Income Securities commonly include, but are not limited to, debentures, U.S. Governments, zero coupons, agencies, corporate bonds, convertible securities, money market instruments, Repurchase agreements, preferred stocks and foreign bonds. Preferred stock is contained in both the definition of equity securities and Fixed Income Securities since it exhibits characteristics commonly associated with each type of security.

CORPORATE BONDS

    The Value and MidCap Growth Funds may invest in Corporate Bonds. Corporate Bonds are fixed income securities issued by private corporations. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder.

AGENCIES

    Agencies are securities that are not guaranteed by, or backed by the full faith and credit of, the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Student Loan Marketing Association, Resolution Funding Corporation, or any of several other agencies. For further information on these securities, see "Investment Objectives and Policies" in the Statement of Additional Information.

FOREIGN BONDS

    The Value and MidCap Growth Funds may invest in foreign bonds. Foreign bonds are fixed income securities denominated in foreign currency and issued and traded primarily outside the United States, including: (1) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions; (2) fixed income securities issued, guaranteed or sponsored by supranational organizations established or supported by several national governments, including the World Bank, the European Community, the Asian Development Bank and others; and (3) non-government foreign corporate debt securities. Investing in foreign companies involves certain special considerations that are not typically associated with investing in U.S. companies. See "Foreign Investment" below.

FOREIGN INVESTMENT

    The Funds may invest in securities of foreign issuers. Investment in securities of foreign issuers, especially in securities of issuers in emerging countries, involves somewhat different investment risks from those affecting securities of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing, and financial and other reporting standards and requirements comparable to those applicable to domestic companies. Therefore, disclosure of certain material information may not be made and less information may be available to investors investing in foreign countries than in the United States. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less volume than United States national securities exchanges, and securities of some foreign issuers are less liquid and subject to greater price volatility than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Funds by domestic companies. Additional risks include future adverse political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits, and the possible adoption of foreign governmental restrictions such as exchange controls. Emerging countries may have less stable political environment than more developed countries. Also, it may be more difficult to obtain a judgment in a court outside the United States.

    Investments in securities of foreign issuers are frequently denominated in foreign currencies, and a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies. Therefore, the value of a Fund's assets measured in U.S. Dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Each Fund will also incur certain costs in connection with conversions between various currencies.

FOREIGN CURRENCY HEDGING TRANSACTIONS

    The Funds may enter into forward foreign currency exchange contracts ("forward contracts"). Forward contracts provide for the purchase or sale of an amount of a specified foreign currency at a future date. Purposes for which such contracts may be used include protecting against a decline in a foreign currency against the U.S. Dollar between the trade date and settlement date when a Fund purchases or sells securities, locking in the U.S. Dollar value of dividends declared on securities held by the Fund and generally protecting the U.S. Dollar value of securities held by the Fund against exchange rate fluctuations. While such forward contracts may limit losses to a Fund as a result of exchange rate fluctuations, they will also limit any exchange rate gains that might otherwise have been realized.

    The Funds may attempt to accomplish objectives similar to those described above with respect to forward contracts for currency by means of purchasing put or call options on foreign currencies on exchanges. A put option gives such Funds the right to sell a currency at the exercise price until the expiration of the option. A call option gives the Funds the right to purchase a currency at the exercise price until the expiration of the option. The Funds may also write covered call options on foreign currencies for hedging purposes. See "Investment Objectives and Policies -- Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.

INVESTMENT COMPANY SECURITIES

    The Value and Mid Cap Growth Funds may invest in investment company securities. Investments in investment companies are securities of other open-end or closed-end investment companies.

    To the extent a Fund invests a portion of its assets in investment company securities, those assets will be subject to the expenses of the purchased investment company as well as to the expenses of the Fund itself.

REPURCHASE AGREEMENTS

    Each Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines of the Company's Board of Directors. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The Funds always receive securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, a Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Fund 's realization upon the collateral may be delayed or limited. The aggregate of certain repurchase agreements and certain other investments is limited as set forth under "Investment Limitations."

MONEY MARKET INSTRUMENTS

    Money market investments include obligations of the U.S. Government, its agencies and instrumentalities, obligations of foreign sovereignties, commercial paper and other high quality, short-term corporate obligations, bank obligations, including certificates of deposit (including Eurodollar certificates of deposit) and bankers' acceptance and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES

    The Funds may invest in securities that are neither listed on a stock exchange nor traded over the counter. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities, and companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. Securities that are restricted from sale to the public without registration ("Restricted Securities" under the Securities Act of 1933, as amended) that can be offered and sold to qualified institutional buyers under Rule 144A under that Act ("144A Securities") may be treated as illiquid for purposes of the Fund's liquidity restrictions. The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of 144A Securities. 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

LOANS OF PORTFOLIO SECURITIES

    Each of the Funds may lend their securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest. The Funds will not enter into securities loan transactions exceeding in the aggregate 33 1/3% of the market value of a Fund's total assets. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower of the portfolio securities fail financially. For more detailed information about securities lending, see "Investment Objectives and Policies" in the Statement of Additional Information.

SWAPS

    Swaps are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). The currency Swaps in which a Fund may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such Swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

    Funds will usually enter into Swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date, with the Funds receiving or paying, as the case may be, only the net amount of the two returns. A Fund's obligations under a Swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or other liquid assets. A Fund will not enter into any Swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Company's Board of Directors.

    Interest rate and total rate of return Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to interest rate and total rate of return Swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate or total rate of return Swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency Swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency Swap is subject to the risk that the other party to the Swap will default on its contractual delivery obligations.

    The use of Swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique was not used.

TEMPORARY INVESTMENTS

    For temporary defensive purposes, when the Adviser determines that market conditions warrant, each Fund may invest up to 100% of its assets in money market instruments.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

    Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment, and no interest accrues to the Fund until settlement.

ZERO COUPONS

    Zero coupons securities ("Zero Coupons") are fixed income securities that do not make regular interest payments. Instead, Zero Coupons are sold at substantial discounts from their face value. The difference between a Zero Coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero Coupon prices may also exhibit greater price volatility than ordinary fixed income securities because of the manner in which their principal and interest are returned to the investor.

                             INVESTMENT LIMITATIONS

    Each Fund is a diversified investment company under the 1940 Act, and, therefore, with respect to 75% of its assets, it may not (a) invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, or (b) own more than 10% of the outstanding voting securities of any one issuer. Each Fund also operates under certain investment restrictions that are deemed fundamental policies and may be changed only with the approval of the holders of a majority of the Fund's outstanding shares. See "Investment Limitations" in the Statement of Additional Information. In addition, each Fund operates under certain non-fundamental investment limitations as described below and in the Statement of Additional Information.

    The Equity Growth Fund may not borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Fund's total assets, taken at cost at the time of borrowing. In addition, the Fund may mortgage, pledge, or hypothecate any assets in connection with any such borrowing in amounts up to 10% of the Fund's net assets at the time of the borrowing.

    The Value Fund and the Mid Cap Growth Fund may not borrow money, except (i) as a temporary measure for extraordinary or emergency purposes, and (ii) in connection with reverse repurchase agreements, provided that (i) and (ii) in combination do not exceed 33 1/3% of the Fund's total assets (including the amount borrowed) less liabilities (exclusive of borrowings). The Value and Mid Cap Growth Funds may borrow money other than from banks or other Funds, provided such borrowing is not inconsistent with the 1940 Act, as amended, or the Rules and Regulations or interpretations or orders of the Securities and Exchange Commission ("SEC") thereunder. The Value and Mid Cap Growth Funds may not purchase additional securities when borrowings exceed 5% of their total (gross) assets. In addition, the Value Fund and the Mid Cap Growth Fund may pledge, mortgage or hypothecate assets in an amount up to 50% of its total assets, provided that each Fund may segregate assets without limit in order to comply with the requirements of
Section 18(f) of the Investment Company Act of 1940, as amended, and applicable interpretations thereof published from time to time by the SEC and its staff.

                           MANAGEMENT OF THE COMPANY

    INVESTMENT ADVISERS. Morgan Stanley Asset Management Inc. (an "Adviser") is the investment adviser and administrator of the Equity Growth Fund and Miller Anderson & Sherrerd, LLP (an "Adviser") is the investment adviser and administrator of the Mid Cap Growth and Value Funds. The Advisers provide investment advice and portfolio management services pursuant to investment advisory agreements (the "Investment Advisory Agreements") and, subject to the supervision of the Company's Board of Directors, make the Fund's investment decisions, arrange for the execution of portfolio transactions and generally manage the Fund's investments. The Adviser is entitled to receive an advisory fee computed daily and paid monthly at the following annual rates for each Fund:

Value Fund              [--]
Equity Growth Fund      [--]
Mid Cap Growth Fund     [--]

    Each of the Advisers has agreed to a reduction in the fees payable to it and to reimburse expenses to the applicable Fund, if necessary, if such fees or expenses would cause total annual operating expenses of the Funds to exceed the maximums set forth in "Fund Expenses."

    MSAM, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business. It provides a broad range of portfolio management services to customers in the United States and abroad. At September 30, 1996, the Adviser together with its affiliated asset management companies (other than MAS) managed investments totaling approximately $66.0 billion, including approximately $49.4 billion under active management and $16.6 billion as Named Fiduciary or Fiduciary Adviser. MAS is a Pennsylvania limited liability partnership founded in 1969 with principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment services to employee benefit plans, endowment funds, foundations and other institutional investors and has served as investment adviser to several open-end investment companies since 1984. At September 30, 1996, MAS managed investments totalling approximately $37.5 billion. See "Management of the Company -- Investment Advisory and Administrative Agreements" in the Statement of Additional Information.

    PORTFOLIO MANAGERS. The following individuals have primary portfolio management responsibility for the Equity Funds noted below:

    VALUE FUND -- ROBERT J. MARCIN AND RICHARD M. BEHLER. Robert J. Marcin, a Managing Director of Morgan Stanley, joined MAS in 1988. He assumed responsibility for the MAS Funds Value Portfolio in 1990 and the MAS Funds Equity Portfolio in 1994. Richard M. Behler, a Principal of Morgan Stanley, joined Miller Anderson & Sherrerd, LLP ("MAS"), in 1995. He served as a Portfolio Manager from 1992 through 1995 for Moore Capital

Management and as Senior Vice President for Merrill Lynch Economics from 1987 through 1992. He assumed responsibility for the MAS Funds Value Portfolio in 1996. Mr. Behler and Mr. Marcin have shared primary responsibility for managing the Fund's assets since its inception.

    EQUITY GROWTH FUND -- KURT A. FEUERMAN AND MARGARET K. JOHNSON. Kurt Feuerman is a Managing Director of the Adviser. Prior to joining the Adviser in July 1993, he spent over three years in Morgan Stanley's Research Department where he was responsible for restaurant, gaming and emerging growth stocks. Before joining Morgan Stanley, Mr. Feuerman was a Managing Director at Drexel Burnham Lambert, where he had been an equity analyst since 1984. From 1982 to 1984, Mr. Feuerman was at the Bank of New York, following the auto and auto parts industries. Mr. Feuerman earned a B.A. degree from McGill University, an M.A. from Syracuse University, and an M.B.A. from Columbia University. Margaret Johnson is a Principal of the Adviser and a Portfolio Manager in the Institutional Equity Group. She joined the Adviser in 1984 and worked as an Analyst in the Marketing and Fiduciary Advisor areas. Ms. Johnson became an Equity Analyst in 1986 and a Portfolio Manager in 1989. Prior to joining Morgan Stanley, she worked for the New York City PBS affiliate, WNET, Channel 13. She holds a B.A. degree from Yale College and is a Chartered Financial Analyst. Mr. Feuerman and Ms. Johnson have had primary responsibility for managing the Fund's assets since its inception.

    MID CAP GROWTH FUND -- ARDEN C. ARMSTRONG AND ABHI Y. KANITKAR. Arden Armstrong, a Managing Director of Morgan Stanley, joined MAS in 1986. She assumed responsibility for the MAS Funds Mid Cap Growth Portfolio in 1990, the MAS Funds Growth Portfolio in 1993 and the MAS Funds Equity Portfolio in 1994. Abhi Kanitkar, a Vice President of Morgan Stanley, joined MAS in 1994. He served as an Investment Analyst from 1993 through 1994 for Newbold's Asset Management and as Director & Investment Analyst from 1990 through 1993 for Kanitkar Investment Services, Inc. He assumed responsibility for the MAS Funds Mid Cap Growth Portfolio in 1996. Ms. Armstrong and Mr. Kanitkar have shared primary responsibility for managing the Fund's assets since its inception.

    ADMINISTRATORS. The Administrators also provide the Company with administrative services pursuant to separate administration agreements (the "Administration Agreements"). The services provided under the Administration Agreements are subject to the supervision of the officers and Board of Directors of the Company and include day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. The Administration Agreements also provide that the Administrators through its agents will provide the Company dividend disbursing and transfer agent services. For their services under the Administration Agreements, the Company pays the Administrators a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the applicable Fund.

    Under sub-administration agreements between the Administrators and The Chase Manhattan Bank ("Chase"), Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of Chase, provides certain administrative services to the Company. The Administrators supervise and monitor such administrative services provided by CGFSC. The services provided under the sub-administration agreements are subject to the supervision of the Board of Directors of the Company. The Board of Directors of the Company has approved the provision of services described above pursuant to the sub-administration agreements as being in the best interests of the Company. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information on the Administration Agreement, see "Management of the Company" in the Statement of Additional Information.

    DIRECTORS AND OFFICERS. Pursuant to the Company's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Company's Advisers, Administrators and Distributor. The Officers of the Company conduct and supervise its daily business operations.

    DISTRIBUTOR.          ("      " or the "Distributor") serves as the
distributor of the shares of the Company. Under its distribution agreement (the
"Distribution Agreement") with the Company,       sells shares of the Company
upon the terms and at the current offering price described in this Prospectus.
      is not obligated to sell any specific number of shares of the Company.

    The Company currently offers Class A shares, Class B shares and Class C shares of the Funds other than the money market funds. The Funds that are money market funds offer only a single class of shares. The Company may in the future offer one or more classes of shares for each Fund that may have CDSCs or initial sales charges or other distribution charges or a combination thereof different from those of the classes currently offered.

    The Board of Directors of the Company has approved and adopted the Distribution Agreement for the Company and a Plan for each class of the Funds pursuant to Rule 12b-1 under the 1940 Act (each a "Plan" and together, the "Plans"). Under each Plan, the Distributor is entitled to receive from these Funds a distribution fee, which is accrued daily and paid quarterly, at a maximum rate of 0.75% of the Class B shares and Class C shares of each Fund, on an annualized basis of the average daily net assets of such classes. The actual amount of such compensation is agreed upon by the Company's Board of Directors and by the Distributor. The Distributor expects to reallocate most of its fee to investment dealers, banks or financial services firms that provide distribution, administrative or shareholder services ("Participating Dealer"). The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares. Class A shares, Class B shares and Class C shares are subject to a service fee at an annual rate of 0.25% on an annualized basis of the average daily net assets of such class of shares of a Fund. In addition to such payments, the Advisers may use their advisory fees or other resources to pay expenses associated with activities which might be construed to be financing the sale of these Funds' shares including payments to third parties that provide assistance in the distribution effort (in addition to selling shares and providing shareholder services).

    The Plans obligate the Funds to accrue and pay to the Distributor the fee agreed to under its Distribution Agreement. The Plans do not obligate the Funds to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan. Thus, under each Plan, even if the Distributor's actual expenses exceed the fee payable to it thereunder at any given time, the Funds will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

    Each Plan for a class of Company shares, under the terms of Rule 12b-1, will remain in effect only if approved at least annually by the Company's Board of Directors, including those directors who are not "interested persons" of the Company as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("12b-1 Directors"). Each Plan may be terminated at any time by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the applicable class of an Equity Fund. The fee set forth above will be paid by the appropriate class to the Distributor unless and until a Plan is terminated or not renewed. The Company intends to operate each Plan in accordance with its terms and the NASD Conduct Rules concerning sales charges.

    PAYMENTS TO FINANCIAL INSTITUTIONS. The Advisers or their affiliates may compensate certain financial institutions for the continued investment of their customers' assets in the Funds pursuant to the advice of such financial institutions. These payments will be made directly by the Advisers or their affiliates from their assets, and will not be made from the assets of the Company or by the assessment of a sales charge on shares. Such financial institutions may also perform certain shareholder or recordkeeping services that would otherwise be performed by CGFSC. The Advisers may elect to enter into a contract to pay the financial institutions for such services.

    EXPENSES. The Funds are responsible for payment of certain other fees and expenses (including professional fees, custodial fees and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

GENERAL

    The Company offers three classes of shares to the public on a continuous basis through the Distributor as principal underwriter, which is located at
             . Shares are also offered through members of the NASD who are acting as securities dealers ("dealers") and NASD members or eligible non-NASD members who are acting as brokers or agents for investors ("brokers"). The term "dealers" and "brokers" are sometimes referred to herein as "Participating Dealers".

    Initial investments must be at least $ for each class of shares, and subsequent investments must be at least $ for each class of shares. Both minimums may be waived by the Distributor for plans involving periodic investments. Shares of the Company may be sold in foreign countries where permissible. The Company and the Distributor reserve the right to refuse any order for the purchase of shares. The Company also reserves the right to suspend the sale of the Company's shares in response to conditions in the securities markets or for other reasons.

    Shares of the Company may be purchased on any business day through Participating Dealers. Shares may also be purchased by completing the application accompanying this Prospectus and forwarding the application, through the Participating Dealer, to the shareholder service agent, ACCESS Investor Services, Inc., a wholly-owned subsidiary of [Van Kampen American Capital] ("ACCESS"). When purchasing shares of the Company, investors must specify whether the purchase is for Class A shares, Class B shares or Class C shares.

    Shares are offered at the next determined net asset value per share, plus a front-end or contingent deferred sales charge depending on the class of shares chosen by the investor, as shown in the tables herein. Net asset value per share for each class is determined once daily as of the close of trading on the New York Stock Exchange (the "NYSE") (currently 4:00 p.m., Eastern Time) each day the NYSE is open. Net asset value per share for each class is determined by dividing the value of the Fund's securities, cash and other assets (including accrued interest) attributable to such class less all liabilities (including accrued expenses) attributable to such class by the total number of shares of the class outstanding.

    Generally, the net asset values per share of the Class A shares, Class B shares and Class C shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class A shares, Class B shares and Class C shares may differ from one another, reflecting the daily expense accruals of the distribution and the higher transfer agency fees applicable with respect to the Class B shares and Class C shares and the differential in the dividends paid on the classes of shares. The price paid for shares purchased is based on the next calculation of net asset value (plus sales charges, where applicable) after an order is received by a Participating Dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. Orders received by Participating Dealers after the close of the NYSE are priced based on the next close provided they are received by the Distributor prior to the Distributor's close of business on such day. It is the responsibility of Participating Dealers to transmit orders received by them to the Distributor so they will be received prior to such time. Orders of less than $500 are mailed by the Participating Dealer and processed at the offering price next calculated after acceptance by ACCESS.

    Each class of shares represents an interest in the same portfolio of investments, has the same rights and is identical in all respects, except that
(i) Class B shares and Class C shares bear the expenses of the deferred sales arrangement and any expenses (including the distribution fee and incremental transfer agency costs) resulting from such sales arrangement, (ii) generally, each class has exclusive voting rights with respect to approvals of the Rule 12b-1 distribution plan to which its distribution fee or service fee is paid and
(iii) Class B shares are subject to a conversion feature. Each class has different exchange privileges and certain different shareholder service options available. The net income attributable to Class B shares and Class C shares and the dividends payable on Class B shares and Class C shares will be reduced by the amount of the distribution fee and incremental transfer agency expenses associated with such class of shares. Sales personnel of Participating Dealers distributing the Company's shares and other persons entitled to receive compensation for selling such shares may receive differing compensation for selling Class A shares, Class B shares or Class C shares.

    The Distributor may from time to time implement programs under which a Participating Dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any Participating Dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the Participating Dealer at the public offering price during such programs. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for shares of the Company. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by the Distributor, pay fees to, and sponsor business seminars for, qualifying authorized dealers for certain services or activities which are primarily intended to result in sales of shares of the Company. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Such fees paid for such services and activities with respect to a Fund will not exceed in the aggregate 1.25% of the average total daily net assets of the Fund on an annual basis. All of the foregoing payments are made by the Distributor out of its own assets. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sale.

CLASS A SHARES

    The public offering price of Class A shares is the next determined net asset value plus a sales charge, as set forth herein.

SALES CHARGE TABLE

                                                                   REALLOWED TO
                                        AS % OF     AS % OF NET    DEALERS (AS %
                                       OFFERING       AMOUNT        OF OFFERING
         SIZE OF INVESTMENT              PRICE       INVESTED         PRICE)
------------------------------------  -----------  -------------  ---------------
Less than $50,000...................      --            --              --
$50,000 but less than $100,000......      --            --              --
$100,000 but less than $250,000.....      --            --              --
$250,000 but less than $500,000.....      --            --              --
$500,000 but less than $1,000,000...      --            --              --
$1,000,000 or more*.................       *             *               *

--------------
 * No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund imposes a contingent deferred sales charge of 1.00% in the event of certain redemptions within one year of the purchase. A commission will be paid to brokers, dealers or financial intermediaries who initiate and are responsible for purchases of $1 million or more as follows: % on sales to $ million, plus % on the next million, plus % on the excess over $ million. See "Purchase of Shares -- Purchase of Class B Shares" and "-- Purchase of Class C Shares" for additional information with respect to contingent deferred sales charges.

    In addition to the reallowances from the applicable public offering price described herein, the Distributor may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation, to Participating Dealers that sell shares of the Company. Participating Dealers which are reallowed all or substantially all of the sales charges may be deemed to be underwriters for purposes of the Securities Act of 1933.

    The Distributor may also pay financial institutions (which may include banks) and other industry professionals that provide services to facilitate transactions in shares of the Company for their clients a transaction fee up to the level of the reallowance allowable to Participating Dealers described herein. Such financial institutions, other industry professionals and Participating Dealers are hereinafter referred to as "Service Organizations." Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If banking firms were prohibited from acting in any capacity or providing any of the described services, the Distributor would consider what action, if any, would be appropriate. The Distributor does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Company. State securities laws regarding registration of banks and other financial institutions may differ from the interpretations of federal law expressed herein and banks and other financial institutions may be required to register as dealers pursuant to certain state laws.

QUANTITY DISCOUNTS

    Investors purchasing Class A shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

    Investors or their Participating Dealers must notify the Company whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their Participating Dealer or the Distributor.

    A person eligible for a reduced sales charge includes an individual, their spouse and children under 21 years of age, and any corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account, or a "company" as defined in Section 2(a)(8) of the 1940 Act.

    As used herein, "Participating Funds" refers to all open-end investment companies distributed by the Distributor [except the Morgan Stanley Institutional Fund, Inc.]

    VOLUME DISCOUNTS. The size of investment shown in the preceding table applies to the total dollar amount being invested by any person in shares of a Fund or in any combination of shares of the Fund and shares of other Participating Funds, although other Participating Funds may have different sales charges.

    CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding table may also be determined by combining the amount being invested in shares of the Participating Funds plus the current offering price of all shares of the Participating Funds which have been previously purchased and are still owned.

    LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the investments over a 13-month period to determine the sales charge as outlined in the preceding table. The size of investment shown in the preceding table also includes purchases of shares of the Participating Funds over a 13-month period based on the total amount of intended purchases plus the value of all shares of the Participating Funds previously purchased and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receive the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the charges applicable to the purchases made and the charges previously paid. The initial purchase must be for an amount equal to at least 5% of the minimum total purchased amount of the level selected. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provisions, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. Such adjustments in sales charge will be used to purchase additional shares for the shareholder at the applicable discount category. Additional information is contained in the application form accompanying this Prospectus.

OTHER PURCHASE PROGRAMS

    Purchasers of Class A shares may be entitled to reduced initial sales charges in connection with unit trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the Company or the Distributor. The Company reserves the right to modify or terminate these arrangements at any time.

    UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. The Company permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A shares of the Company at net asset value with no minimum initial or subsequent investment requirement if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Company and the Distributor. The total sales charge for all other investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). Of this amount, the Distributor will pay to the Participating Dealer, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their Participating Dealer or the Distributor.

    The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in a Fund during each distribution period by all investors who choose to invest in the Fund through the program and (2) provide ACCESS with appropriate backup data for each participating investor in a computerized format fully compatible with ACCESS' processing system.

    As further requirements for obtaining these special benefits, the Company also requires that all dividends and other distributions by a Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Company will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently. The Company reserves the right to modify or terminate this program at any time.

    NAV PURCHASE OPTIONS. Class A shares of a Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Fund, by:

    (1)Current or retired Trustees/Directors of funds advised by an Adviser, Van Kampen American Capital Investment Advisory Corp. and such persons' families and their beneficial accounts.

    (2)Current or retired directors, officers and employees of MSGI or VK/AC Holding, Inc. and any of their subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser, and such persons' families and their beneficial accounts.

    (3)Directors, officers, employees and registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees.

    (4)[Registered investments advisers,] trust companies and bank trust departments investing on their own behalf or on behalf of their clients provided that the aggregate amount invested in a Fund alone, or in any combination of shares of the Fund and shares of other Participating Funds as described herein under "Purchase of Shares -- Class A Shares -- Volume Discounts," during the 13-month period commencing with the first investment pursuant hereto equals at least $1 million. The Distributor may pay Participating Dealers through which purchases are made an amount up to 0.50% of the amount invested, over a 12-month period following such transaction.

    (5)Trustees and other fiduciaries purchasing shares for retirement plans of organizations with retirement plan assets of $10 million or more. The Distributor may pay commissions of up to 1.00% for such purchases.

    (6)Accounts as to which a bank or broker-dealer charges an account management fee ("wrap accounts"), provided the bank or broker-dealer has a separate agreement with the Distributor.

    (7)Investors purchasing shares of a Fund with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more than 30 days prior to such purchase.

    (8)Pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by non-profit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the initial amount invested in the fund(s) is at least $500,000, (2) the sponsor signs a $500,000 LOI, or (3) such shares are purchased by an employee-sponsored plan with more than 100 eligible employees. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable Fund.

    (9)GROUP PURCHASES. Individuals who are members of a "qualified group" may purchase Class A Shares of the Fund without the imposition of a front-end sales charge. For this purpose, a qualified group is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the Fund or similar investments, (iii) has given and continues to give its endorsement or authorization, on behalf of the group, for purchase of shares of the Fund and other Participating Funds,
       (iv) has a membership that the authorized dealer can certify as to the group's members and (v) satisfies other uniform criteria established by the Distributor for the purpose of realizing economies of scale in distributing such shares. A qualified group does not include one whose sole organizational nexus, for example, is that its participants are credit card holders of the same institution, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment advisor or other similar groups. Shares purchased in each group's participants account in connection with this privilege will be subject to a contingent deferred sales charge or one percent in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next million and 0.50% on the excess over $3 million.

    The term "families" includes a person's spouse, children under 21 years of age and grandchildren under 21 years of age, parents and a person's spouse's parents.

    Purchase orders made pursuant to clause (4) may be placed either through authorized dealers as described above or directly with ACCESS by the investment adviser, trust company or bank trust department, provided that ACCESS receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized dealer may charge a transaction fee for placing an order with respect to such shares. Authorized dealers will be paid a service fee as described herein under "Distribution Plans" on purchases made as described in (3) through (9) above.

    The Company may terminate, or amend the terms of, offering shares of the Fund at net asset value to the foregoing groups at any time.

RETIREMENT PLANS

    The Distributor provides retirement plan services and documents and can establish investor accounts in IRAs trusteed by Van Kampen American Capital Trust Company ("VK Trust"). This includes Simplified Employee Pension Plan ("SEP"), IRA accounts and prototype documents. Brochures describing such plans and materials for establishing them are available from VK Trust upon request. The brochures for plans trusteed by VK Trust describe the current fees payable to VK Trust for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan.

PURCHASE OF CLASS B SHARES

    Class B shares of the Funds may be purchased at net asset value without an initial sales charge. However, a CDSC will be imposed on certain Class B shares redeemed within six years of purchase. The charge is assessed on an amount equal to the lesser of the then-current market value of the Class B shares redeemed or the total cost of such shares. Accordingly, the CDSC will not be applied to dollar amounts representing an increase in the net asset values above the initial purchase price of the shares being redeemed. In addition, no charge is assessed on redemptions of Class B shares derived from reinvestment of dividends or capital gains distributions.

    In determining whether the CDSC is applicable to a redemption, the calculation is made in the manner that results in the lowest possible rate. Therefore, it is assumed that the redemption is first of any Class B shares in the shareholder's account that represent reinvested dividends and/or distributions, and/or of Class B shares held longer than six years after purchase, and next of Class B shares held the longest during the initial six-year period after purchase. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of purchase of Class B shares until the redemption of such shares (the "holding period"). The following table sets forth the rates of the CDSC.

CONTINGENT DEFERRED SALES CHARGE

                                                              SALES
                                                            CHARGE AS
                                                            PERCENTAGE
                                                              OF THE
                                                              DOLLAR
                                                              AMOUNT
YEAR SINCE PURCHASE                                         SUBJECT TO
PAYMENT WAS MADE                                              CHARGE
----------------------------------------------------------------------
First.......................................................  --%
Second......................................................  --%
Third.......................................................  --%
Fourth......................................................  --%
Fifth.......................................................  --%
Sixth.......................................................  --%
Thereafter..................................................   None*

------------------
* As described more fully below, Class B shares automatically convert to Class A shares after the seventh year following purchase.

    Proceeds from any CDSC are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution-related services to the Company in connection with the sale of the Class B shares. The Distributor will make payments to the Participating Dealers that handle the
purchases of such shares at a rate not in excess of    % of the purchase price
of such shares at the time of purchase and expects to pay to Participating Dealers a portion of its distribution fee under the Plan as described under "Management of the Company -- Distributor" above. The combination of the CDSC and the distribution/service fee facilitates the ability of the Company to sell the Class B shares without a sales charge being deducted at the time of purchase.

    WAIVER OF CDSC.  The CDSC will be waived on the redemption of Class B shares
(i) following the death or initial determination of disability (as defined in the Code) of a shareholder; (ii) to the extent that the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2; (iii) to the extent that shares redeemed have been withdrawn from a Systematic Withdrawal Plan, up to a maximum amount of 12% per year from a shareholder account based on the value of the account at the time the Withdrawal Plan is established, provided however that all dividends and distributions are reinvested in Class B Shares; (iv) effected pursuant to the right of the Company to liquidate a shareholder's account as described herein under "Redemption of Shares"; or (v) redemptions of shares by employee benefit plans (each, an "Employee Plan") qualified under Sections 401 or 457 of the Code or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code where (a) the initial amount invested by an Employee Plan in one or more of the Funds is at least $1,000,000, (b) the sponsor of an Employee plan signs a letter of intent to invest at least $1,000,000 in one or more of the Funds, or
(c) the shares being redeemed were purchased by an employer-sponsored Employee Plan with at least 100 eligible employees; provided, however, that Employee Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Employee Plan participant's aggregate investment in the Funds and not on the aggregate investment made by the Employee Plan or on the number of eligible employees. The waiver with respect to (i) above is only applicable in cases where the shareholder account is registered (a) in the name of an individual person, (b) as a joint tenancy with rights of survivorship, (c) as community property or (d) in the name of a minor child under the Uniform Gifts or Uniform Transfers to Minors Act. A shareholder, or his or her representative, must notify the Company's Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. The shareholder is responsible for providing sufficient documentation to the Transfer Agent to verify the existence of such circumstances. For information on the imposition and waiver of the CDSC, contact the Transfer Agent at 1-800-341-2911.

    AUTOMATIC CONVERSION TO CLASS A SHARES. After the seventh year following purchase, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution and service fees. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. Under current tax law, the conversion is not a taxable event to the shareholder.

    Class B shares may also be purchased through an Automatic Investment Plan as described below.

PURCHASE OF CLASS C SHARES

    Class C shares of the Funds may be purchased at the net asset value per share and such shares are subject to a CDSC at the rate of 1.00% of the lesser of the current market value of the shares redeemed or the total cost of such shares for shares that are redeemed within one year of purchase. The Distributor will make payments to the Participating Dealers that handle the purchases of such shares at the rate of 1.00% of the purchase price of such shares at the time of purchase and expects to pay to Participating Dealers most of its distribution fee, with respect to such shares, under the Rule 12b-1 Plan for such class of shares, as described under "Management of the Company -- Distributor" above. In determining whether a CDSC is payable, and, if so, the amount of the fee of the fee or charge, it is assumed that shares not subject to such fee or charge are the first redeemed.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

    No initial sales charge or CDSC will be payable on the shares of a Fund or class thereof purchased through the automatic reinvestment of dividends and distributions on shares of the Fund.

REINSTATEMENT PRIVILEGE OF EACH CLASS

    A shareholder who has redeemed Class A shares of a Fund may reinvest up to the full amount received at net asset value at the time of the reinvestment in Class A shares of the Fund without payment of a sales charge. A shareholder who has redeemed Class B shares of a Fund and paid a CDSC upon such redemption may reinvest up to the full amount received upon redemption in Class A shares at net asset value with no initial sales charge. A shareholder who has redeemed Class C shares of a Fund and paid a CDSC upon such redemption may reinvest up to the full amount received upon redemption in Class C shares at net asset value and not be subject to a CDSC. Purchases through the reinstatement privilege are subject to the minimum applicable investment requirements. The reinstatement privilege as to any specific Class A, Class B or Class C shares must be exercised within 180 days of the redemption. The Transfer Agent must receive from the shareholder or the shareholder's Participating Dealer both a written request for reinstatement and a check or wire which does not exceed the redemption proceeds. The written request must state that the reinvestment is made pursuant to this reinstatement privilege. If a loss is realized on the redemption of Class A shares, the reinvestment may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinstatement privilege may be terminated or modified at any time. Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings on such plan. See the Statement of Additional Information for further discussion of waiver provisions.

                              SHAREHOLDER SERVICES

    The Company offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the Company at any time.

    INVESTMENT ACCESS. ACCESS Investor Services, Inc. ("ACCESS"), transfer agent for the Company and a wholly-owned subsidiary of [Van Kampen American Capital] performs bookkeeping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account under which shares are held by ACCESS. Except as described herein, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder will receive statements at least quarterly from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.

    SHARE CERTIFICATES. Generally, the Company will not issue share certificates. However, upon written or telephone request to the Company, a share certificate will be issued, representing shares (with the exception of fractional shares) of the Company. A shareholder will be required to surrender such certificates upon redemption thereof. In addition, if such certificates are lost the shareholder must write to the Morgan Stanley Fund c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256, requesting an "affidavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.

    REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the applicable Fund. Such shares are acquired at net asset value (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 772-8889 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Company."

    AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to charge a bank account on a regular basis to invest pre-determined amounts in the Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.

    DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 421-5666 ((800) 772-8889 for the hearing impaired), elect to have all dividends and other distribution paid on a class of shares of the Company invested into shares of the same class of any other Participating Fund, [,or the Morgan Stanley Money Market Funds] so long as a pre-existing account for such class of shares exists for such shareholder.

    If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.

    EXCHANGE PRIVILEGE. Shares of the Company may be exchanged with shares of the same class of another Participating Fund, subject to certain limitations. Before effecting an exchange, shareholders in the Company should obtain and read a current prospectus of the Participating Funds into which the exchange is to be made. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER PARTICIPATING FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.

    To be eligible for exchange, shares of a Fund generally must have been registered in the shareholder's name for at least 30 days prior to an exchange. Shares of a Fund registered in a shareholder's name for less than 30 days any only be exchanged upon receipt of prior approval of the Adviser. Under normal circumstances, it is the policy of the Adviser not to approve such requests.

    Class A shares of funds that generally impose an initial sales charge are not subject to any sales charge upon exchange into the Fund. Class A shares of Van Kampen American Capital funds that generally do not impose an initial sales charge are subject to the appropriate sales charge applicable to Class A shares of the Fund.

    No sales charge is imposed upon the exchange of a Class B share or a Class C share. The contingent deferred sales charge schedule and conversion schedule applicable to a Class B share or a Class C share acquired through the exchange privilege is determined by reference to the Fund from which such share originally was purchased. The holding period of a Class B share or a Class C share acquired through the exchange privilege is determined by reference to the date such exchanged share originally was purchased.

    Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired.

    A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 421-5684 ((800) 772-8889 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. The exchange will take place at the relative net asset values of the shares next determined after receipt of such request with adjustment for any additional sales charge. Any shares exchanged begin earning dividends on the next business day after the exchange is affected. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Company employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither the Distributor nor the Company will be liable for following telephone instructions which it reasonably believes to be genuine. If the exchanging shareholder does not have an account in the Participating Fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or dividend diversification options for the new account, an exchanging shareholder must file a specific written request. The Company reserves the right to reject any order to acquire its shares through exchange. In addition, the Company may restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.

    SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the principal, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.

    The CDSC on Class B shares is waived for withdrawals under the Systematic Withdrawal Plan of a maximum of 1% per month, 3% per quarter, 6% semiannually or 12% annually, of a shareholder's investment in, and any dividends or distributions on, Class B shares of an Equity Fund at the time the Systematic Withdrawal Plan commences, provided that the shareholder elects to have all dividends and distributions on the shareholder's Class B shares automatically reinvested in additional Class B shares. Under this CDSC waiver policy, amounts withdrawn each month will be paid by redeeming first Class B shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If no Class B shares not subject to the CDSC are available, or not enough such shares are available, Class B shares having a CDSC will be redeemed next, beginning with such shares held for the longest period of time (having the lowest CDSC payable upon redemption) and continuing with shares held the next longest period of time until shares held the shortest period of time are redeemed. Under this policy, the least amount of CDSC will be waived by withdrawals under the Systematic Withdrawal Plan.

    Under the plan, sufficient shares of the Company are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchases of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. The Company reserves the right to amend or terminate the systematic withdrawal program on thirty days' notice to its shareholders.

    AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of Automated Clearing House. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing to ACCESS.

                              REDEMPTION OF SHARES

    Shareholders may redeem for cash some or all of their shares without charge by the Company (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P.O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through Participating Dealer or by calling the Company.

    The Company will redeem shares of a Fund at its next determined net asset value. A CDSC of 1.00% will be imposed on certain Class A shares of a Fund that were purchased without payment of the initial sales charge due to the size of the purchase and are redeemed within one year of purchase. A maximum CDSC of 5.00% which decreases in steps to 0% after six years, will be imposed on certain Class B shares of a Fund that are redeemed within six years of purchase. A CDSC of 1.00% will be imposed on certain Class C shares of the Fund that are redeemed within one year of purchase. See "Purchase of Shares." Any CDSC will be imposed on the lesser of the current market value or the total cost of the shares being redeemed. In determining whether a CDSC is payable, and, if so, the amount of the charge, it is assumed that shares not subject to such charge are the first redeemed followed by other shares held for the longest period of time.

    WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer, a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power an d sent with the redemption request. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 60 days must accompany the redemption request. The redemption price is the net asset value per share next determined after the request is received by ACCESS in proper form. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, usually a period of up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.

    DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders
received from dealers must be at least $   unless transmitted via the FUNDSERV
network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.

    TELEPHONE REDEMPTION REQUESTS. The Company permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the Company at (800) 421-5666 ((800) 772-8889 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. The Distributor and the Company employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither the Distributor nor the Company will be liable for following instructions which it reasonably believes to be genuine. The Distributor and the Company may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason, in such case, a shareholder would have to use the Company's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., Eastern Time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, usually a period of up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

    For redemptions authorized by telephone, amounts of $   or less may be
redeemed daily if the proceeds are to be paid by check sent to the shareholders'
address of record and amounts of at least $   and up to $1 million may be
redeemed daily if the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check will ordinarily be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire will ordinarily be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request. The Company reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.

    REDEMPTION UPON DISABILITY. The Company will waive the contingent deferred sales charge on redemptions following the disability of holders of Class B shares and Class C shares. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in or to be of long-continued and indefinite duration." While the Company does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the contingent deferred sales charge on Class B shares and Class C shares.

    In cases of disability, the contingent deferred sales charges on Class B shares and Class C shares will be waived where the disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is make within one year of the initial determination of disability. This waiver of the contingent deferred sales charge on Class B shares and Class C shares applies to a total or partial redemption, but only to redemptions of shares held at the time of the initial determination of disability.

    GENERAL REDEMPTION INFORMATION. The Company may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any applicable contingent deferred sales charge will be deducted from the proceeds of this redemption. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.

    Reinstatement of net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings on such plans.

    FOR SHARES THAT ARE HELD IN BROKER STREET NAME, YOU CANNOT REQUEST REDEMPTION BY TELEPHONE OR BY MAIL; SUCH SHARES MAY BE REDEEMED ONLY BY CONTACTING YOUR PARTICIPATING DEALER. The Company may impose a fee of $8.00 on a wire redemption of shares of the Company that will be deducted from the redemption proceeds.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Company shares to another person by writing to ACCESS, P.O. Box 418256, Kansas City, Missouri 64141-9256. As in the case of redemptions, the written request must be received in "good order" before any transfer can be made. Shares held in broker street name may be transferred only by contacting your Participating Dealer.

                              VALUATION OF SHARES

    Net asset value is calculated separately for each class of each Fund. The net asset value per share of each class of shares of a Fund is determined by dividing the total fair market value of the investments and other assets attributable to such class of shares, less all liabilities attributable to such class of shares, by the total number of outstanding shares of such classes of shares. Net asset value per share of a Fund is determined as of the regular close of the NYSE (currently 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Securities listed on a securities exchange for which market quotations are available are valued at their closing price. If no closing price is available, such securities will be valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average of the mean between the current bid and asked prices obtained from reputable brokers.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recent quoted bid price, or, when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used. The "amortized cost" method of valuation does not take into account unrealized gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument.

    The value of other assets and securities for which no quotations are readily available (including illiquid and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars at the mean of the bid price and asked price of such currencies against the U.S. Dollar as quoted by a major bank.

    Although the legal rights of Class A, Class B and Class C shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. Dividends will differ by approximately the amount of the distribution expenses that have accrued for each class. The respective net asset values of Class B shares and Class C shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution fee charged to Class B and Class C shares.

                             PORTFOLIO TRANSACTIONS

    Each Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for the applicable Fund. Each Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the applicable Fund to their clients or who act as agents in the purchase of shares of the Fund for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Advisers may allocate a portion of the Company's portfolio brokerage transactions to Morgan Stanley & Co. Incorporated ("Morgan Stanley") and affiliates of the Advisers or broker affiliates of Morgan Stanley under procedures adopted by the Board of Directors. For such portfolio transactions, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers for comparable transactions involving similar securities being purchased or sold during a comparable period of time.

    Although the objectives of each Fund described herein is not to invest for short-term trading, each Fund will seek to take advantage of trading opportunities as they arise to the extent they are consistent with the Fund's objectives. Accordingly, investment securities may be sold from time to time without regard to the length of time they have been held. Each Fund anticipates that its annual portfolio turnover rate will not exceed 100% under normal circumstances but market conditions could result in portfolio activity at a greater or lesser rate than anticipated. High portfolio turnover involves correspondingly greater transaction costs which will be borne directly by a Fund. In addition, high portfolio turnover may result in more capital gains which would be taxable to the shareholders of the Fund.

                            PERFORMANCE INFORMATION

    The Company may from time to time advertise total return of the Funds described herein. THESE FIGURES WILL BE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in a Fund would have earned over a specified period of time (such as one, three, five or ten years) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes consequences to shareholders subject to tax. The Company may also include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc. and Morgan Stanley Capital International.

    The respective performance figures for Class B shares and Class C shares of the Funds will generally be lower than those for Class A shares of the Funds because of the larger distribution fee charged to Class B shares and Class C shares.

PERFORMANCE OF INVESTMENT ADVISERS

    MSAM manages a portfolio of Morgan Stanley Institutional Fund, Inc. ("MSIF") which served as the model for the Equity Growth Fund. Similarly, the Value and Mid Cap Growth Funds were modeled after portfolios of the MAS Funds, which are currently managed by MAS. Each portfolio of MSIF (the "MSIF Portfolio") and the MAS Funds (the "MAS Portfolios") has substantially the same investment objective and policies as its corresponding Fund. In addition, the Adviser intends each of the Funds to be managed by the same personnel and to continue to have closely similar investment strategies, techniques and characteristics as the corresponding MSIF or MAS Portfolio. Past investment performance of the MSIF Portfolio and the MAS Portfolios, as shown in the tables below, may be relevant to your consideration of investment in a Fund. The investment performance of the MSIF Portfolio or the MAS Portfolios is not necessarily indicative of future performance of the Funds. Also, the operating expenses of the Funds will be different from, and may be higher than, the operating expenses of the corresponding MSIF or MAS Portfolio. The investment performance of the MSIF Portfolio and MAS Portfolios are provided merely to indicate the experience of the respective Advisers in managing similar investment portfolios.

    The data set forth below under the heading "Return With Sales Charge" is
adjusted, (i) with respect to the Class A shares, to take into account a    %
sales charge applicable to purchases of Class A shares of the Funds, (ii) with respect to Class B shares, to take into account the applicable CDSC that is imposed if Class B shares of the Funds are redeemed within the year of their purchase indicated and (iii) with respect to the Class C shares, to take into account a 1.00% CDSC that is imposed if Class C shares of the Funds are redeemed within one year of their purchase. The data set forth below under the heading "Return Without Sales Charge" is not adjusted to take into account such sales charges.

               TOTAL RETURN FOR THE MSIF EQUITY GROWTH PORTFOLIO
                    FOR THE PERIOD ENDING
              (ADJUSTED TO REFLECT STATED SALES LOAD OF THE FUND)

RETURN WITH
SALES CHARGE                                                         1 YEAR     5 YEARS   10 YEARS   SINCE INCEPTION
------------------------------------------------------------------  ---------  ---------  ---------  ---------------
Class A (of 4.75%)................................................     --%        --%        --%           --%
Class B (of 5.00%)................................................     --%        --%        --%           --%
Class C (of 1.00%)................................................     --%        --%        --%           --%


RETURN WITHOUT
SALES CHARGE
------------------------------------------------------------------
Class A...........................................................     --%        --%        --%           --%
Class B...........................................................     --%        --%        --%           --%
Class C...........................................................     --%        --%        --%           --%

------------------
(1) Commenced Operations on                 .

    The past performance of the MSIF Equity Growth Portfolio is no guarantee of the future performance of the Equity Growth Fund.

                 TOTAL RETURN FOR THE MAS FUNDS VALUE PORTFOLIO
                    FOR THE PERIOD ENDING
              (ADJUSTED TO REFLECT STATED SALES LOAD OF THE FUND)

RETURN WITH
SALES CHARGE                                                         1 YEAR     5 YEARS   10 YEARS   SINCE INCEPTION
------------------------------------------------------------------  ---------  ---------  ---------  ---------------
Class A (of 4.75%)................................................     --%        --%        --%           --%
Class B (of 5.00%)................................................     --%        --%        --%           --%
Class C (of 1.00%)................................................     --%        --%        --%           --%


RETURN WITHOUT
SALES CHARGE
------------------------------------------------------------------
Class A...........................................................     --%        --%        --%           --%
Class B...........................................................     --%        --%        --%           --%
Class C...........................................................     --%        --%        --%           --%

------------------
(1) Commenced Operations on                 .

    The past performance of the MAS Funds Value Portfolio is no guarantee of the future performance of the Value Fund.

            TOTAL RETURN FOR THE MAS FUNDS MID CAP GROWTH PORTFOLIO
                    FOR THE PERIOD ENDING
              (ADJUSTED TO REFLECT STATED SALES LOAD OF THE FUND)

RETURN WITH
SALES CHARGE                                                         1 YEAR     5 YEARS   10 YEARS   SINCE INCEPTION
------------------------------------------------------------------  ---------  ---------  ---------  ---------------
Class A (of 4.75%)................................................     --%        --%        --%           --%
Class B (of 5.00%)................................................     --%        --%        --%           --%
Class C (of 1.00%)................................................     --%        --%        --%           --%


RETURN WITHOUT
SALES CHARGE
------------------------------------------------------------------
Class A...........................................................     --%        --%        --%           --%
Class B...........................................................     --%        --%        --%           --%
Class C...........................................................     --%        --%        --%           --%

------------------
(1) Commenced Operations on                 .

    The past performance of the MAS Funds Mid Cap Growth Portfolio is no guarantee of the future performance of the Mid Cap Growth Fund.

                          DIVIDENDS AND DISTRIBUTIONS

    Shareholders will automatically be credited with all dividends and distributions in additional shares at net asset value, without payment of any initial sales charge of the Funds, except that, upon written notice to the Company or by checking off the appropriate box in the Distribution Option Section on the New Account Application, a shareholder may elect to receive dividends and/or distributions in cash. Shares received through reinvestment of dividends and/or distributions will not be subject to any CDSC upon their redemption.

    Each Equity Fund expects to distribute substantially all of its net investment income in the form of annual dividends. Net realized gains, if any, will be distributed annually. Confirmations of the purchase of shares of a Fund through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10(b) under the Securities Exchange Act of 1934, as amended, on the next quarterly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases, as might otherwise be required by Rule 10b-10.

    Any undistributed net investment income and undistributed realized gains increase a Fund's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" or "ex-distribution" date, the net asset value per share excludes the dividend or distribution (i.e., is reduced by the per share amount of the dividend or distribution). Dividends and distributions paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to tax.

    Because of the higher distribution fee, higher shareholder servicing fee, and any other expenses that may be attributable to the Class B shares and Class C shares of each Equity Fund, the net income attributable to and the dividends payable on Class B shares and Class C shares of a Fund will be lower than the net income attributable to and the dividends payable on Class A shares of the Fund. As a result, the net asset value per share of the classes of a Fund will differ at times. Expenses of the Company allocated to a particular class of shares of a Fund will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

TAX STATUS OF THE FUNDS

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. See also the tax sections in the Statement of Additional Information.

    No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Equity Funds or their shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    Each of the Funds is generally treated as a separate entity for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Code") generally will be applied to each Fund separately, rather than to the Company as a whole. Net long-term and short-term capital gains, net income and operating expenses therefore will be determined separately for each Fund.

    The Funds intend to qualify for the special tax treatment afforded "regulated investment companies" ("RICs") under Subchapter M of the Code so that each will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss less any available capital loss carryforward) which is distributed to its shareholders.

TAX STATUS OF DISTRIBUTIONS

    Each Fund distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain), to its shareholders. Dividends paid by a Fund from its net investment income will be taxable to the shareholders of the Fund as ordinary income, whether received in cash or in additional shares, if the shareholder is subject to tax. Dividends paid by a Fund attributable to dividends received from shares of domestic corporations will qualify for the dividends-received deduction for corporations.

    Distributions of net capital gains are taxable to shareholders subject to tax as long-term capital gains, regardless of how long the shareholder has held a Fund's shares. Capital gains distributions are not eligible for the corporate dividends-received deduction. Each Fund will make annual reports to shareholders of the federal income tax status of all distributions.

    Each Fund intends to make sufficient distributions or deemed distributions of its ordinary income and net capital gains prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other Distributions declared in October, November and December by a Fund payable as of a record date in such month and paid at any time during January of the following year are treated as having been paid by the Fund and received by the shareholders on December 31 of the year declared.

    The sale, exchange or redemption of shares may result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the Shareholder's adjusted basis in the redeemed, exchanged or sold shares. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions. Shareholders may also be subject to state and local taxes on distributions from the Fund.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS AND SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUNDS.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Company was organized as a Maryland corporation on August 14, 1992. The Amended Articles of Incorporation currently permit the Company to issue billion shares of common stock, par value $.001 per share. Pursuant to the Company's By-Laws, the Board of Directors may increase the number of shares the Company is authorized to issue without the approval of the shareholders of the Company. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes.

    The shares of each Equity Fund, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. The shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Under Maryland law, the Company is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act. Any person or organization owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the 1940 Act) such Fund.

REPORTS TO SHAREHOLDERS

    The Company will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants.

    In addition, the Company or the Transfer Agent, will send to each shareholder having an account directly with the Company a quarterly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid. In addition, when a transaction occurs in a shareholder's account, the Company or the Transfer Agent will send the shareholder a confirmation statement showing the same information.

CUSTODIAN

    Domestic securities and cash are held by Chase, which is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("Morgan Stanley Trust"), acts as the Company's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Company in accordance with regulations of the SEC for the purpose of providing custodial services for such assets. Morgan Stanley Trust may also hold certain domestic assets for the Company. Morgan Stanley Trust is an affiliate of the Adviser and the Distributor. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    ACCESS, P.O. Box 418256, Kansas City, Missouri 64141-9256, acts as dividend disbursing and transfer agent for the Company.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as independent accountants for the Company and audits its annual financial statements.

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE COMPANY OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                                      PAGE
                                                                      -----
Fund Expenses.........................................................    2
Prospectus Summary....................................................    5
Investment Objectives and Policies....................................    9
Additional Investment Information.....................................   11
Investment Limitations................................................   17
Management of the Company.............................................   17
Purchase of Shares....................................................   21
Shareholder Services..................................................   29
Redemption of Shares..................................................   32
Valuation of Shares...................................................   35
Portfolio Transactions................................................   36
Performance Information...............................................   37
Dividends and Distributions...........................................   39
Taxes.................................................................   40
General Information...................................................   41

                                 MORGAN STANLEY
                                   VALUE FUND

                                 MORGAN STANLEY
                               EQUITY GROWTH FUND

                                 MORGAN STANLEY
                              MID CAP GROWTH FUND

                               PORTFOLIOS OF THE

                                 MORGAN STANLEY
                                   FUND, INC.

                                  COMMON STOCK
                               ($.001 PAR VALUE)

                                ---------------
                                   PROSPECTUS
                                ---------------

                               INVESTMENT ADVISER

                                 MORGAN STANLEY
                             ASSET MANAGEMENT INC.

                                  DISTRIBUTOR

---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
   -------------------------------------------------------------------------

                   MORGAN STANLEY EMERGING MARKETS DEBT FUND

                               A PORTFOLIO OF THE
                           MORGAN STANLEY FUND, INC.

                  P.O. BOX 418256, KANSAS CITY, MISSOURI 64141
                      FOR INFORMATION CALL 1-800-341-2911

                                 --------------

    Morgan Stanley Fund, Inc. (the "Company") is an open-end management investment company, or mutual fund, which consists of twenty-two diversified and non-diversified investment portfolios (each, a "Fund," and together, the "Funds"). This prospectus (the "Prospectus") describes the Class A, Class B and Class C shares of the Morgan Stanley Emerging Markets Debt Fund (the "Fund," or the "Emerging Markets Debt Fund"). The Company is designed to make available to retail investors the expertise of Morgan Stanley Asset Management Inc., the investment adviser (the "Adviser") and administrator (the "Administrator").
Shares are available through               , ("       ," or the "Distributor"),
and investment dealers, banks and financial services firms that provide distribution, administrative or shareholder services ("Participating Dealers").

    This Prospectus is designed to set forth concisely the information about the Emerging Markets Debt Fund that a prospective investor should know before investing and it should be retained for future reference. The Company offers other Funds which are described in other prospectuses and under "Prospectus Summary" below. The Company currently offers the following Funds: (i) GLOBAL AND INTERNATIONAL EQUITY -- Morgan Stanley Global Equity, Morgan Stanley Global Equity Allocation, Morgan Stanley Asian Growth, Morgan Stanley Emerging Markets, Morgan Stanley Latin American and Morgan Stanley International Magnum Funds;
(ii) U.S. EQUITY -- Morgan Stanley American Value, Morgan Stanley Aggressive Equity, Morgan Stanley Equity Growth, Morgan Stanley Mid Cap Growth, Morgan Stanley U.S. Real Estate and Morgan Stanley Value Funds; (iii) GLOBAL FIXED INCOME -- Morgan Stanley Global Fixed Income, Morgan Stanley Emerging Markets Debt, Morgan Stanley Worldwide High Income and Morgan Stanley High Yield Funds; and (iv) MONEY MARKET -- Morgan Stanley Money Market and Morgan Stanley Government Obligations Money Market Funds. Additional information about the Company is contained in a "Statement of Additional Information," dated
           , 1996, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other Funds of the Company are available upon request and without charge by writing or calling the Company at the address and telephone number set forth above.

    THE COMPANY'S SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR DEPOSITORY INSTITUTION, OR ANY AFFILIATES OR CORRESPONDENTS THEREOF. THE COMPANY'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE COMPANY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION [OR ANY STATE SECURITIES COMMISSION], NOR HAS THE
    SECURITIES AND EXCHANGE COMMISSION [OR ANY STATE SECURITIES COMMISSION]
     PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
          REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

             THE DATE OF THIS PROSPECTUS IS                 , 1996.

                                 FUND EXPENSES

    The following table illustrates all expenses and fees that a shareholder of the Emerging Markets Debt Fund may incur:

                                                                                                     EMERGING MARKETS
                                                                                                           DEBT
SHAREHOLDER TRANSACTION EXPENSES                                                                           FUND
---------------------------------------------------------------------------------------------------  ----------------
Maximum Sales Load Imposed on Purchases
    Class A........................................................................................            %(1)
    Class B........................................................................................        None
    Class C........................................................................................        None
Maximum Sales Load Imposed on Reinvested Dividends
    Class A........................................................................................        None
    Class B........................................................................................        None
    Class C........................................................................................        None
Deferred Sales Load
  For Purchases up to $999,999
    Class A........................................................................................        None
    Class B........................................................................................          5.00    %(2)
    Class C........................................................................................          1.00    %(3)
  For Purchases of $1,000,000 or more
    Class A........................................................................................          1.00    %(1)
    Class B........................................................................................          5.00    %(2)
    Class C........................................................................................          1.00    %(3)
Redemption Fees (4)
    Class A........................................................................................        None
    Class B........................................................................................        None
    Class C........................................................................................        None
Exchange Fees
    Class A........................................................................................        None
    Class B........................................................................................        None
    Class C........................................................................................        None

------------------
(1) Percentage shown is the maximum sales load. Certain large purchases may be subject to a reduced sales load. Purchases of Class A shares of the Fund which, when combined with the net asset value of the purchaser's existing investment in Class A shares of the Funds, aggregate $1 million or more are not subject to a sales load (an "initial sales charge"). A contingent deferred sales charge ("CDSC") of 1.00% will be imposed, however, on shares from any such purchase that are redeemed within one year following such purchase. Any such CDSC will be paid to the Distributor. Certain other purchases are not subject to an initial sales charge. See "Purchase of Shares."

(2) Percentage shown is the maximum CDSC. Purchases of Class B shares of the Fund are subject to a maximum CDSC of 5.00% which decreases in steps to 0% after six years. See "Purchase of Class B Shares." Any such CDSC will be paid to the Distributor.

(3) Purchases of Class C shares of the Fund are subject to a CDSC of 1.00% for redemptions made within one year of purchase. Any such CDSC will be paid to the Distributor.

(4) Shareholders will be charged an $8.00 fee for redemptions by wire.

ANNUAL FUND OPERATING EXPENSES                                                                      EMERGING MARKETS
(AS A PERCENTAGE OF AVERAGE NET ASSETS)                                                                 DEBT FUND
                                                                                                   -------------------
Investment Advisory Fee (after expense reimbursement and/or fee waiver) (5)
    Class A......................................................................................               %
    Class B......................................................................................               %
    Class C......................................................................................               %
12b-1/Service Fees
    Class A (6)..................................................................................           0.25%
    Class B (6)..................................................................................           1.00%
    Class C (6)..................................................................................           1.00%
Other Expenses (after expense reimbursement and/or fee waiver) (5)
    Class A......................................................................................               %
    Class B......................................................................................               %
    Class C......................................................................................               %
Total Operating Expenses (after expense reimbursement and/or fee waiver) (5)
    Class A......................................................................................               %
    Class B......................................................................................               %
    Class C......................................................................................               %

------------------
(5) The Adviser has agreed to waive its advisory fees and/or to reimburse expenses of the Fund, if necessary, if such fees would cause the total annual operating expenses of the Fund, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for the Fund, (i) investment advisory fees absent advisory fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                        EMERGING MARKETS
                                            DEBT FUND
                                     -----------------------
Total Operating Expenses
    Class A........................                --
    Class B........................                --
    Class C........................                --
Investment Advisory Fees
    (All Classes)..................                --

   As a result of these reductions, the Investment Advisory Fees stated above are lower than contractual fees stated under "Management of the Company." The Adviser reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on Fund expenses, see "Management of the Company."

(6) Of the 12b-1/Service fees for the Class A shares, the 0.25% represents a shareholder service fee, and for the Class B shares and the Class C shares, 0.75% represents a distribution fee and 0.25% represents a shareholder services fee.

    The purpose of the above table is to assist the investor in understanding the various expenses that an investor in the Fund will bear directly or indirectly. The Class A, Class B and Class C expenses and fees for the Fund are based on estimates. For purposes of calculating the estimated expenses and fees set forth above, the table assumes that the Fund's average daily net assets will be $50,000,000. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD").

    The following examples illustrate the expenses that you would pay on a $1,000 investment, assuming a 5% annual rate of return and redemption at the end of each time period as indicated, in (i) Class A shares of the Fund, including
the maximum    % sales charge, (ii) Class B shares of the Fund, which have a
CDSC, but no initial sales charge and (iii) Class C shares of the Fund, which have a CDSC, but no initial sales charge.

                                                                                                      EMERGING MARKETS
                                                                                                         DEBT FUND
                                                                                                      ----------------
Class A shares
 (If it is assumed there are no redemptions, the expenses are the same)
    1 Year..........................................................................................    $        (1)
    3 Years.........................................................................................
Class B shares
 (Assuming complete redemption at end of period)
    1 Year..........................................................................................
    3 Years.........................................................................................
(Assuming no redemption)
    1 Year..........................................................................................
    3 Years.........................................................................................
Class C shares
 (Assuming complete redemption immediately prior to the end of period)
    1 Year..........................................................................................
    3 Years.........................................................................................
(Assuming no redemption)
    1 Year..........................................................................................
    3 Years.........................................................................................

------------------
(1) Certain large purchases may be subject to a reduced sales load. Purchases of class A shares of the Fund which, when combined with the net asset value of the purchaser's existing investment in Class A shares of the Funds, aggregate $1 million or more are not subject to an initial sales charge. A CDSC of 1.00% will be imposed, however, on shares from any such purchase that are redeemed within one year following such purchase.

    THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. THE FUND IS NEW AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The Adviser in its discretion may terminate voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the example above would be greater.

                               PROSPECTUS SUMMARY

THE COMPANY

    The Company currently consists of twenty-two portfolios which are designed to offer investors a range of investment choices with Morgan Stanley Asset Management Inc. ("MSAM") and its affiliate, Miller Anderson & Sherrerd, LLP
("MAS"), providing services as advisers and administrators and        providing
services as distributor. MAS serves as the Adviser and Administrator for the Mid Cap Growth Fund and the Value Fund. MSAM serves as the Adviser and Administrator for all of the other Funds listed below. Each Fund has its own investment objective and policies designed to meet its specific goals. The investment objective of the Emerging Markets Debt Fund is as follows:

    - The EMERGING MARKETS DEBT FUND seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

    The other Funds are described in other prospectuses which may be obtained from the Company at the address and telephone number noted on the cover page of this Prospectus. For ease of reference the words "Morgan Stanley," which begin the name of each Fund, have not been included in the Funds named below. The investment objectives of the other Funds are listed below:

GLOBAL AND INTERNATIONAL EQUITY FUNDS:

    - The ASIAN GROWTH FUND seeks long-term capital appreciation through investment primarily in equity securities of Asian issuers, excluding Japan.

    - The EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    - The EUROPEAN EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    - The GLOBAL EQUITY ALLOCATION FUND seeks long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Adviser and with stock selection within each country designed to replicate a broad market index.

    - The GLOBAL EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located throughout the

    - The INTERNATIONAL MAGNUM FUND seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers in accordance with EAFE country weightings determined by the Adviser.

    - The JAPANESE EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers. world, including U.S. issuers.

    - The LATIN AMERICAN FUND seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and investing in debt securities issued or guaranteed by Latin American governments or governmental entities.

GLOBAL FIXED INCOME FUNDS:

    - The GLOBAL FIXED INCOME FUND seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    - The HIGH YIELD FUND seeks to maximize total return by investing in a diversified portfolio of high yield income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services.

    - The WORLDWIDE HIGH INCOME FUND seeks high current income consistent with relative stability of principal and, secondarily, capital appreciation, by investing primarily in a portfolio of high yielding fixed income securities of issuers located throughout the world.

U.S. EQUITY FUNDS:

    - The AGGRESSIVE EQUITY FUND seeks capital appreciation by investing primarily in a non-diversified portfolio of corporate equity and equity-linked securities.

    - The AMERICAN VALUE FUND seeks high total return by investing in undervalued equity securities of small-to medium-sized corporations.

    - The EQUITY GROWTH FUND seeks long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies.

    - The GROWTH AND INCOME FUND seeks capital appreciation and current income by investing primarily in equity and equity-linked securities.

    - The MID CAP GROWTH seeks long-term capital growth by investing primarily in common stocks of smaller and medium size companies which are deemed by the Adviser to offer long-term growth potential.

    - The U.S. REAL ESTATE FUND seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

    - The VALUE FUND seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of Common Stocks which are deemed by the Adviser to be relatively undervalued based on various measures such as price/ earnings ratios and price/book ratios.

MONEY MARKET FUNDS:

    - The GOVERNMENT OBLIGATIONS MONEY MARKET FUND seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

    - The MONEY MARKET FUND seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

    - The TAX-FREE MONEY MARKET FUND seeks to provide as high a level of current interest income exempt from regular federal income taxes as is consistent with maintaining liquidity and stability of principal.

    THE GROWTH AND INCOME, JAPANESE EQUITY, EUROPEAN EQUITY AND TAX-FREE MONEY MARKET FUNDS ARE CURRENTLY NOT BEING OFFERED.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc. ("MSAM," the "Adviser" and the "Administrator"), a wholly owned subsidiary of Morgan Stanley Group Inc. ("MSGI"), which, together with its affiliated asset management companies had approximately $103.5 billion in assets under management as an investment manager or as a fiduciary adviser at September 30, 1996, acts as investment adviser to each of the Funds, except the Mid Cap Growth and Value Funds. See "Management of
the Company -- Investment Adviser" and "-- Administrator." [On [    , 1996,
Morgan Stanley Group Inc. purchased the parent company of Van Kampen American Capital, Inc. Van Kampen American Capital, Inc. is the fourth largest non-proprietary mutual fund provider in the United States with $ billion in assets under management as of September 30, 1996.

RISK FACTORS

    The investment policies of the Emerging Markets Debt Fund entail certain risks and considerations of which an investor should be aware. The Fund will invest in securities of foreign issuers, including emerging country securities. Securities of foreign issuers and, in particular, emerging country securities, are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, potential price volatility and lesser liquidity of shares traded on securities markets, less government supervision and regulation of securities markets, changes in taxes on income on securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits, the risk of war and potentially greater difficulty in obtaining a judgment in a court outside the United States. The Fund may invest in forward foreign currency exchange contracts, and in foreign currency exchange futures and options thereon. The Fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including private placement securities. Such securities may be less liquid than publicly traded securities. In addition, the Fund may invest in derivatives, which include options, futures and options on futures and the Fund may invest in repurchase agreements, lend its portfolio securities, purchase securities on a when-issued or delayed delivery basis, and borrow money in an amount not in excess of 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than borrowing. Each of these investment strategies involves specific risks which are described under "Investment Objectives and Policies" and "Additional Investment Information" herein and under "Investment Objectives and Policies" in the Statement of Additional Information.

HOW TO INVEST

    The Class A, Class B and Class C shares of the Fund are designed to provide investors a choice of three ways to pay distribution costs. Class A shares of the Fund are offered at net asset value plus an initial sales charge of up to
   % in graduated percentages based on the investor's aggregate investments in the Funds. Shares of the Class B shares and Class C shares of the Fund are offered at net asset value. Class B shares are subject to a contingent deferred sales charge ("CDSC") for redemptions within six years of purchase and are subject to higher annual distribution-related expenses than the Class A shares. Class C shares are subject to a CDSC for redemptions within one year of purchase and are subject to higher annual distribution-related expenses than the Class A shares. See "Purchase of Shares" for a discussion of reduction of waiver of sales charges, which are available for certain investors. Share
purchases may be made through        , through Participating Dealers or by
sending payments directly to the Fund. The minimum initial investment is $ for each class of the Fund, except that the minimum initial investment amount is reduced for certain categories of investors. The minimum for subsequent investments is $100, except that the minimum for subsequent investments is reduced for certain categories of investors and there is no minimum for automatic reinvestment of dividends and distributions. See "Purchase of Shares."

HOW TO REDEEM

    Shares of the Fund may be redeemed at any time at the net asset value per share of the Fund next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. A Class A shareholder of the Fund who did not pay an initial sales charge due to the size of the purchase and redeems shares within one year of purchase will be subject to a CDSC of 1.00% on the lesser of the current market value of the shares redeemed or the total cost of such shares. Certain Class B shares that are redeemed within six years of purchase are subject to a maximum CDSC of 5.00% which decreases in steps to 0% after six years. Certain Class C shares that are redeemed within one year of purchase are subject to a CDSC of 1.00%. The CDSC for each class is applicable to the lesser of the current market value of the shares redeemed or the total cost of such shares. In determining whether a CDSC is payable, and, if so, the amount of the charge, it is assumed that shares not subject to such charge are the first redeemed followed by other shares held for the longest period of time. If a shareholder reduces his/her total investment in
shares of the Fund to less than $    , the entire investment may be subject to
involuntary redemption. See "Redemption of Shares."

                       INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Emerging Markets Debt Fund is described below, together with the policies it employs in its efforts to achieve its objective. The Fund's investment objective is a fundamental policy which may not be changed by the Fund without the approval of a majority of the Fund's outstanding voting securities. The investment policies described below are not fundamental policies and may be changed without shareholder approval. There is no assurance that the Fund will attain its investment objective.

THE EMERGING MARKETS DEBT FUND

    The investment objective of the Fund is to seek high total return. In seeking to achieve this objective, the Fund will seek to invest at least 65% of its total assets in debt securities of government and government-related issuers located in emerging countries (including participations in loans between governments and financial institutions), and of entities organized to restructure outstanding debt of such issuers. In addition, the Fund may invest up to 35% of its total assets in debt securities of corporate issuers located in or organized under the laws of emerging countries. As used in this Prospectus, the term "emerging country" applies to any country which, in the opinion of the Adviser, is generally considered to be an emerging or developing country by the international financial community, which includes the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation.

    The Adviser intends to invest the Fund's assets in emerging country debt securities that provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Currently, investing in many emerging country securities is not feasible or may involve unacceptable political risks. The Fund will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. Initially, the Fund expects that its investments in emerging country debt securities will be made primarily in some or all of the following emerging countries:

Algeria             Egypt               Morocco             Russia
Argentina           Greece              Nicaragua           Slovakia
Brazil              Hungary             Nigeria             South Africa
Bulgaria            India               Pakistan            Thailand
Chile               Indonesia           Panama              Trinidad & Tobago
China               Ivory Coast         Paraguay            Tunisia
Colombia            Jamaica             Peru                Turkey
Costa Rica          Jordan              Philippines         Uruguay
Czech Republic      Malaysia            Poland              Venezuela
Dominican Republic  Mexico              Portugal            Zaire
Ecuador

In selecting emerging country debt securities for investment by the Fund, the Adviser will apply a market risk analysis contemplating assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. Currently, investing in many emerging country securities is not feasible or may involve unacceptable political risks. As opportunities to invest in debt securities in other countries develop, the Fund expects to expand and further diversify the emerging countries in which it invests. While the Fund generally is not restricted in the portion of its assets which may be invested in a single country or region, it is anticipated that, under normal conditions, the Fund's assets will be invested in issuers in at least three countries.

    Emerging country debt securities held by the Fund will take the form of bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage and other asset-backed securities, loan participations, loan assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging country issuers. U.S. Dollar-denominated emerging country debt securities held by the Fund will generally be listed but not traded on a securities exchange, and non-U.S. Dollar-denominated securities held by the Fund may or may not be listed or traded on a securities exchange. Investments in emerging country debt securities entail special investment risks. The Fund will be subject to no restrictions on the maturities of the emerging country debt securities it holds; those maturities may range from overnight to 30 years.

    The Fund is not restricted in the portion of its assets which may be invested in securities denominated in a particular currency and a substantial portion of the Fund's assets may be invested in non-U.S. Dollar-denominated securities. The portion of the Fund's assets invested in securities denominated in currencies other than the U.S. Dollar will vary depending on market conditions. Although the Fund is permitted to engage in a wide variety of investment practices designed to hedge against currency exchange rate risks with respect to its holdings of non-U.S. Dollar-denominated debt securities, the Fund may be limited in its ability to hedge against these risks. See "Additional Investment Information" and the Statement of Additional Information.

    In selecting particular emerging country debt securities for investment by the Fund, the Adviser will apply a market risk analysis contemplating assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. Emerging country debt securities in which the Fund may invest will be subject to high risk and will not be required to meet a minimum rating standard and may not be rated for creditworthiness by any internationally recognized credit rating organization. The Fund's investments are expected to be rated in the lower and lowest rating categories of internationally recognized credit rating organizations or are expected to be unrated securities of comparable quality. These types of debt obligations are predominantly speculative with respect to the capacity to pay interest and repay principal in accordance with their terms and generally involve a greater risk of default and of volatility in price than securities in higher rating categories.

    The Fund is authorized to borrow up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing, for investment purposes to increase the opportunity for greater return and for payment of dividends. Such borrowings would constitute leverage, which is a speculative characteristic. Leveraging will magnify declines as well as increases in the net asset value of the Fund's shares and increases in the yield on the Fund's investments. See "Additional Investment Information --Borrowing and Other Forms of Leverage." The Fund may also invest in zero coupon, pay-in-kind or deferred payment securities and in securities that may be collateralized by zero coupon securities (such as Brady Bonds).

    The Fund's investments in government, government-related and restructured debt instruments are subject to special risks, including the issuer's inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. The Fund may have limited recourse in the event of default on such debt instruments. The Fund may invest in loans, assignments of loans and participations in loans. See "Additional Investment Information."

    The Fund may invest in derivatives, when-issued and delayed delivery securities and non-publicly traded securities, including private placements and restricted securities.

    For further information about the foregoing and certain additional investment practices of the Fund, see below.
                       ADDITIONAL INVESTMENT INFORMATION

BORROWING AND OTHER FORMS OF LEVERAGE

    The Fund is authorized to borrow money from banks and other entities in an amount equal to up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing, and may use the proceeds of the borrowing for investment purposes or to pay dividends. Borrowing creates leverage which is a speculative characteristic. Although the Fund is authorized to borrow, it will do so only when the Adviser believes that borrowing will benefit the Fund after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed monies. Borrowing by the Fund will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leveraging resulting from borrowing will magnify declines as well as increases in the Fund's net asset value per share and net yield.

    The Fund expects that all of its borrowing will be made on a secured basis. The Fund's Custodian will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

    The Fund may also enter into reverse repurchase agreements. See "Additional Investment Information -- Reverse Repurchase Agreements" below.

DEPOSITARY RECEIPTS

    The Fund may invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other depositary receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as "Depositary Receipts"), to the extent that such Depositary Receipts become available. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation.

FOREIGN CURRENCY HEDGING TRANSACTIONS

    The Fund may enter into forward foreign currency exchange contracts ("forward contracts"). Forward contracts provide for the purchase or sale of an amount of a specified foreign currency at a future date. Purposes for which such contracts may be used include protecting against a decline in a foreign currency against the U.S. Dollar between the trade date and settlement date when the Fund purchases or sells securities, locking in the U.S. Dollar value of dividends declared on securities held by the Fund and generally protecting the U.S. Dollar value of securities held by the Fund against exchange rate fluctuations. While such forward contracts may limit losses to the Fund as a result of exchange rate fluctuations, they will also limit any exchange rate gains that might otherwise have been realized.

    As another means of reducing the risks associated with investing in securities denominated in foreign currencies, the Fund may enter into contracts for the future acquisition or delivery of foreign currencies and may purchase foreign currency options. These investment techniques are designed primarily to hedge against anticipated future changes in currency prices that otherwise might adversely affect the value of the Fund's portfolio securities. The Fund will incur brokerage fees when it purchases or sells futures contracts or options, and it will be required to maintain margin deposits. As set forth below, futures contracts and options entail risks, but the Adviser believes that use of such contracts and options may benefit the Fund by diminishing currency risks.

    The Fund may attempt to accomplish objectives similar to those described above with respect to forward contracts for currency by means of purchasing put or call options on foreign currencies on exchanges. A put option gives the Fund the right to sell a currency at the exercise price until the expiration of the option. A call option gives the Fund the right to purchase a currency at the exercise price until the expiration of the option. The Fund will not enter into any futures contract or option if immediately thereafter the value of all the foreign currencies underlying its futures contracts and foreign currency options would exceed 10% of the value of its total assets. In addition, the Fund may enter into a futures contract only if immediately thereafter not more than 5% of its total assets are required as deposits to secure obligations under such contracts.

FOREIGN INVESTMENT

    The Fund may invest in securities of foreign issuers. Investment in securities of foreign issuers, especially in securities of issuers in emerging countries, involves somewhat different investment risks from those affecting securities of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing, and financial and other reporting standards and requirements comparable to those applicable to domestic companies. Therefore, disclosure of certain material information may not be made and less information may be available to investors investing in foreign countries than in the United States. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and subject to greater price volatility than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Fund by domestic companies. Additional risks include future adverse political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits, and the possible adoption of foreign governmental restrictions such as exchange controls.

    The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

    Investments in securities of foreign issuers are frequently denominated in foreign currencies, and the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies. Therefore, the value of the Fund's assets measured in U.S. Dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Fund will also incur certain costs in connection with conversions between various currencies.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    In order to remain fully invested and to reduce transaction costs, the Fund may utilize appropriate futures contracts and options on futures contracts, including securities index futures contracts and options on securities index futures contracts.

    The Fund will engage in transactions in securities index futures contracts, interest rate futures contracts and options thereon which are traded on a recognized securities or futures exchange. There currently are limited securities index futures, interest rate futures and options on such futures markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, will depend on the development of such markets.

    The primary risks associated with the use of futures and options thereon are
(i) imperfect correlation between the change in market value of the stocks held by the Fund and the prices of futures and options relating to the stocks purchased or sold by the Fund, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Fund's ability to hedge. For more detailed information about futures transactions see "Investment Objectives and Policies" in the Statement of Additional Information.

INVESTMENT FUNDS

    Some emerging countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging countries through investment funds which have been specifically authorized. The Fund may invest in these investment funds subject to the provisions of the 1940 Act, and other applicable laws as discussed in the Statement of Additional Information. If the Fund invests in such investment funds, the Fund's shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds.

    Certain of the investment funds referred to in the preceding paragraph are advised by the Adviser. The Fund may, to the extent permitted under the 1940 Act and other applicable law, invest in these investment funds. If the Fund does elect to make an investment in such an investment fund, it will only purchase the securities of such investment fund in the secondary market.

LOANS OF PORTFOLIO SECURITIES

    The Fund may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest. The Fund will not enter into securities loan transactions exceeding in the aggregate 33 1/3% of the market value of the Fund's total assets. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower of the portfolio securities fail financially. For more detailed information about securities lending, see the Statement of Additional Information.

LOAN PARTICIPATIONS AND ASSIGNMENTS

    The Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign or corporate debt obligations and one or more financial institutions ("Lenders"). The Fund's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of Participations, the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Adviser to be creditworthy. When the Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

MONEY MARKET INSTRUMENTS

    Money market investments include obligations of the U.S. Government, its agencies and instrumentalities, obligations of foreign sovereignties, commercial paper and other high quality, short-term corporate obligations, bank obligations, including certificates of deposit (including Eurodollar certificates of deposit) and bankers' acceptances and repurchase agreements. For more detailed information about these money market investments, see the Statement of Additional Information.

NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES

    The Fund may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities, which include emerging country securities and investments in new and early stage companies, may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities, and companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded.

    Securities that are restricted from sale to the public without registration ("Restricted Securities") under the Securities Act of 1933, as amended, (the "1933 Act") that can be offered and sold to qualified institutional buyers under Rule 144A under that Act ("144A Securities") may not be treated as illiquid for purposes of the Fund's liquidity restrictions. The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

OPTIONS TRANSACTIONS

    The Fund may seek to increase its return or may hedge all or a portion of its portfolio investments through stock options and stock index futures contracts with respect to securities in which the Fund may invest. The Fund may purchase and sell indexed financial futures contracts. An indexed futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period. Successful use of indexed futures will be subject to the Adviser's ability to predict correctly movements in the direction of the relevant debt market. No assurance can be given that the Adviser's judgment in this respect will be correct. The Fund may also purchase put or call options on individual securities or baskets of securities. When the Fund purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Fund purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), usually not more than nine months from the date the option is issued.

    The Fund may write (i.e., sell) covered call options on securities and loan participations and assignments held in its portfolio which give the purchaser the right to buy the underlying security, loan participation or assignment covered by the option from the Fund at the stated exercise price. The Fund will receive a premium from writing call options, which increases the Fund's return on the underlying security, loan participation or assignment in the event the option expires unexercised or is closed out at a profit. By writing a call, the Fund will limit its opportunity to profit from an increase in the market value of the underlying security, loan participation or assignment above the exercise price of the option for as long as the Fund's obligation as writer of the option continues.

    The Fund may sell indexed financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Fund is not fully invested in emerging country debt securities and anticipates a significant market advance, it may purchase indexed futures in order to gain rapid market exposure that may in part or entirely offset, increase in the cost of securities that it intends to purchase. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the futures position but, under unusual market conditions, a futures position may be terminated without the corresponding purchase of debt securities.

    The Fund may also write (i.e., sell) covered put options. By selling a covered put option, the Fund incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Fund will be exercisable by the purchaser only on a specific date).

    The Fund will engage only in transactions in options which are traded on a recognized securities or futures exchange. There currently are limited options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such option markets.

    The primary risks associated with the use of options are (i) imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund; and (ii) possible lack of a liquid secondary market for an option.

REPURCHASE AGREEMENTS

    The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines of the Company's Board of Directors. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The Funds always receive securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Fund's realization upon the collateral may be delayed or limited. Repurchase agreements with durations (or maturities) over seven days in length are considered to be illiquid securities.

REVERSE REPURCHASE AGREEMENTS

    The Fund may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. The Fund's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Fund will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Fund will maintain with the Custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Fund's ability to maintain a stable net asset value. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's repurchase obligation, and the Fund's use of proceeds of the agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings set forth in the Statement of Additional Information.

SHORT SALES

    The Fund may from time to time sell securities short without limitation. A short sale is a transaction in which the Fund would sell securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Fund replaces the borrowed securities. To deliver the securities to the buyer, the Fund will need to arrange through a broker to borrow the securities and, in so doing, the Fund will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

    The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash, or U.S. Government securities or other liquid securities. In addition, the Fund will place in a segregated account with its Custodian an amount of cash or liquid securities equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. Government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

STRUCTURED INVESTMENTS

    The Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities.

TEMPORARY INVESTMENTS

    During periods in which the Adviser believes changes in economic, financial or political conditions make it advisable, the Fund may reduce its holdings in emerging country debt securities, for temporary defensive purposes, and the Fund may invest in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities or may hold cash. The short-term and medium-term debt securities in which the Fund may invest consist of (a) obligations of the U.S. or emerging country governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of U.S. or emerging country banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of United States and emerging country corporations meeting the Fund's credit quality standards; and (e) repurchase agreements with banks and broker-dealers with respect to such securities. For temporary defensive purposes, the Fund intends to invest only in short-term and medium-term debt securities that the Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities in most emerging countries).

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

    The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment, and no interest accrues to the Fund until settlement.

ZERO COUPON, PAY-IN-KIND OR DEFERRED PAYMENT SECURITIES

    Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received annually "phantom income." Because the Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. The Fund accrues income with respect to these securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

                             INVESTMENT LIMITATIONS

    The Emerging Markets Debt Fund is a non-diversified investment company under the 1940 Act, which means that it is not limited by the 1940 Act in the proportion of its total assets that may be invested in the obligations of a single issuer. Thus, the Emerging Markets Debt Fund may invest a greater proportion of its total assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. The Emerging Markets Debt Fund, however, intends to comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company. See "Taxes."

    The Fund also operates under certain investment restrictions that are deemed fundamental policies and may be changed by the Fund only with the approval of the holders of a majority of the Fund's outstanding shares. See the Statement of Additional Information.

                           MANAGEMENT OF THE COMPANY

    INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. (the "Adviser") is the investment adviser and administrator of the Company and the Funds. The Adviser provides investment advice and portfolio management services pursuant to an investment advisory agreement (an "Investment Advisory Agreement") and, subject to the supervision of the Company's Board of Directors, makes the Fund's investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments. The Adviser is contractually entitled to receive advisory fees computed daily and paid monthly at the annual rate of
  % of the average daily net assets of the Fund. The Adviser has agreed to a reduction in the fees payable to it and to reimburse to the Fund, if necessary, if such fees would cause total annual operating expenses of the Fund to exceed the maximum set forth in "Fund Expenses."

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business. It provides a broad range of portfolio management services to customers in the United States and abroad. At September 30, 1996, the Adviser together with its affiliated asset management companies managed investments totaling approximately $103.5 billion, including approximately $86.9 billion under active management and $16.6 billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Company -- Investment Advisory and Administrative Agreements" in the Statement of Additional Information.

    PORTFOLIO MANAGER -- The following individual has primary portfolio management responsibility for the Fund.

    EMERGING MARKETS DEBT FUND -- PAUL GHAFFARI. Paul Ghaffari is a Principal of Morgan Stanley. He joined the Adviser in June 1993 as a Vice President and Portfolio Manager for the Morgan Stanley Emerging Markets Debt Fund (a closed-end investment company). Prior to joining the Adviser, Mr. Ghaffari was a Vice President in the Fixed Income Division of the Emerging Markets Sales and Trading Department at Morgan Stanley. From 1983 to 1992, he worked in LDC Sales and Trading Department and the Mortgage-Backed Securities Department at J.P. Morgan & Co. Inc. and worked in the Treasury Department at the Morgan Guaranty Trust Co. He holds a B.A. in International Relations from Pomona College and an M.S. in Foreign Service from Georgetown University. Mr. Ghaffari has had primary responsibility for managing the Portfolio's assets since the Fund commenced operations.

    ADMINISTRATOR. The Administrator also provides the Company with administrative services pursuant to a separate administration agreement (the "Administration Agreement"). The services provided under the Administration Agreement are subject to the supervision of the officers and Board of Directors of the Company and include day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws. The Administration

Agreement also provides that the Administrator through its agents will provide the Company dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Company pays the Administrator a monthly fee which on an annual basis equals 0.25% of the average daily net assets of the Fund.

    Under a sub-administration agreement between the Administrator and The Chase Manhattan Bank, N.A. ("Chase"), Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of Chase, provides certain administrative services to the Company. The Administrator supervises and monitors such administrative services provided by CGFSC. The services provided under the sub-administration agreement are subject to the supervision of the Board of Directors of the Company. The Board of Directors of the Company has approved the provision of services described above pursuant to the Administration Agreement as being in the best interests of the Company. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information on the Administration Agreement, see "Management of the Company" in the Statement of Additional Information.

    DIRECTORS AND OFFICERS. Pursuant to the Company's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Company's Adviser, Administrator and Distributor. The Officers of the Company conduct and supervise its daily business operations.

    DISTRIBUTOR.                     ("            " or the "Distributor")
serves as the Distributor of the shares of the Company. Under its distribution agreement (the "Distribution Agreement") with the Company, the Distributor sells shares of the Company upon the terms and at the current offering price described in this Prospectus. The Distributor is not obligated to sell any specific number of shares of the Company.

    The Company currently offers Class A shares, Class B shares and Class C shares of the Funds other than the money market funds. The Funds that are money market funds offer only a single class of shares. The Company may in the future offer one or more classes of shares for the Fund that may have CDSCs or initial sales charges or other distribution charges or a combination thereof different from those of the classes currently offered.

    The Board of Directors of the Company has approved and adopted the Distribution Agreement for the Company and a Plan for each class of the Emerging Markets Debt Fund pursuant to Rule 12b-1 under the 1940 Act (each a "Plan" and together, the "Plans"). Under each Plan, the Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid quarterly, at a maximum rate of 0.75% of the Class B shares and Class C shares of the Fund, on an annualized basis of the average daily net assets of such classes. The actual amount of such compensation is agreed upon by the Company's Board of Directors and by the Distributor. The Distributor expects to pay a portion of its fee to investment dealers, banks or financial services firms that provide distribution services (each, a "Participating Dealer"). The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares. The Rule 12b-1 plan of each of the Class B shares and Class C shares authorizes the payment of service fee at an annual rate of 0.25% on an annualized basis of the average daily net assets of such class of shares of the Fund as compensates the Distributor for shareholder services. In addition to such payments, the Adviser may use its advisory fees or other resources to pay expenses associated with activities which might be construed to be financing the sale of the Fund's shares including payments to third parties that provide assistance in the distribution effort (in addition to selling shares and providing shareholder services).

    The Plans obligate the Fund to accrue and pay to the Distributor the fee agreed to under its Distribution Agreement. The Plans do not obligate the Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan. Thus, under each Plan, even if the Distributor's actual expenses exceed the fee payable to it thereunder at any given time, the Fund will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee.

    Each Plan for a class of Company shares, under the terms of Rule 12b-1, will remain in effect only if approved at least annually by the Company's Board of Directors, including those directors who are not "interested persons" of the Company as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("12b-1 Directors"). Each Plan may be terminated at any time by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the applicable class of the Fund. The fee set forth above will be paid by the appropriate class to the Distributor unless and until a Plan is terminated or not renewed. The Company intends to operate each Plan in accordance with its terms and the NASD Conduct Rules concerning sales charges.

    PAYMENTS TO FINANCIAL INSTITUTIONS. The Adviser or its affiliates may compensate certain financial institutions for the continued investment of their customers' assets in the Fund pursuant to the advice of such financial institutions. These payments will be made directly by the Adviser or its affiliates from their assets, and will not be made from the assets of the Company or by the assessment of a sales charge on shares. Such financial institutions may also perform certain shareholder or recordkeeping services that would otherwise be performed by CGFSC. The Adviser may elect to enter into a contract to pay the financial institutions for such services.

    EXPENSES. The Fund is responsible for payment of certain other fees and expenses (including professional fees, custodial fees and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

GENERAL

    The Company offers three classes of shares to the public on a continuous basis through the Distributor as principal underwriter, which is located at
             . Shares are also offered through members of the NASD who are acting as securities dealers ("dealers") and NASD members or eligible non-NASD members who are acting as brokers or agents for investors ("brokers"). The term "dealers" and "brokers" are sometimes referred to herein as "Participating Dealers".

    Initial investments must be at least $ for each class of shares, and subsequent investments must be at least $ for each class of shares. Both minimums may be waived by the Distributor for plans involving periodic investments. Shares of the Company may be sold in foreign countries where permissible. The Company and the Distributor reserve the right to refuse any order for the purchase of shares. The Company also reserves the right to suspend the sale of the Company's shares in response to conditions in the securities markets or for other reasons.

    Shares of the Company may be purchased on any business day through Participating Dealers. Shares may also be purchased by completing the application accompanying this Prospectus and forwarding the application, through the Participating Dealer, to the shareholder service agent, ACCESS Investor Services, Inc., a wholly-owned subsidiary of [Van Kampen American Capital] ("ACCESS"). When purchasing shares of the Company, investors must specify whether the purchase is for Class A shares, Class B shares or Class C shares.

    Shares are offered at the next determined net asset value per share, plus a front-end or contingent deferred sales charge depending on the class of shares chosen by the investor, as shown in the tables herein. Net asset value per share for each class is determined once daily as of the close of trading on the New York Stock Exchange (the "NYSE") (currently 4:00 p.m., Eastern Time) each day the NYSE is open. Net asset value per share for each class is determined by dividing the value of the Fund's securities, cash and other assets (including accrued interest) attributable to such class less all liabilities (including accrued expenses) attributable to such class by the total number of shares of the class outstanding.

    Generally, the net asset values per share of the Class A shares, Class B shares and Class C shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class A shares, Class B shares and Class C shares may differ from one another, reflecting the daily expense accruals of the distribution and the higher transfer agency fees applicable with respect to the Class B shares and Class C shares and the differential in the dividends paid on the classes of shares. The price paid for shares purchased is based on the next calculation of net asset value (plus sales charges, where applicable) after an order is received by a Participating Dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. Orders received by Participating Dealers after the close of the NYSE are priced based on the next close provided they are received by the Distributor prior to the Distributor's close of business on such day. It is the responsibility of Participating Dealers to transmit orders received by them to the Distributor so they will be received prior to such time. Orders of less than $500 are mailed by the Participating Dealer and processed at the offering price next calculated after acceptance by ACCESS.

    Each class of shares represents an interest in the same portfolio of investments, has the same rights and is identical in all respects, except that
(i) Class B shares and Class C shares bear the expenses of the deferred sales arrangement and any expenses (including the distribution fee and incremental transfer agency costs) resulting from such sales arrangement, (ii) generally, each class has exclusive voting rights with respect to approvals of the Rule 12b-1 distribution plan to which its distribution fee or service fee is paid and
(iii) Class B shares are subject to a conversion feature. Each class has different exchange privileges and certain different shareholder service options available. The net income attributable to Class B shares and Class C shares and the dividends payable on Class B shares and Class C shares will be reduced by the amount of the distribution fee and incremental transfer agency expenses associated with such class of shares. Sales personnel of Participating Dealers distributing the Company's shares and other persons entitled to receive compensation for selling such shares may receive differing compensation for selling Class A shares, Class B shares or Class C shares.

    The Distributor may from time to time implement programs under which a Participating Dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any Participating Dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the Participating Dealer at the public offering price during such programs. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for shares of the Company. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by the Distributor, pay fees to, and sponsor business seminars for, qualifying authorized dealers for certain services or activities which are primarily intended to result in sales of shares of the Company. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Such fees paid for such services and activities with respect to a Fund will not exceed in the aggregate 1.25% of the average total daily net assets of the Fund on an annual basis. All of the foregoing payments are made by the Distributor out of its own assets. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sale.

CLASS A SHARES

    The public offering price of Class A shares is the next determined net asset value plus a sales charge, as set forth herein.

SALES CHARGE TABLE

                                                                   REALLOWED TO
                                        AS % OF     AS % OF NET    DEALERS (AS %
                                       OFFERING       AMOUNT        OF OFFERING
         SIZE OF INVESTMENT              PRICE       INVESTED         PRICE)
------------------------------------  -----------  -------------  ---------------
Less than $50,000...................      --            --              --
$50,000 but less than $100,000......      --            --              --
$100,000 but less than $250,000.....      --            --              --
$250,000 but less than $500,000.....      --            --              --
$500,000 but less than $1,000,000...      --            --              --
$1,000,000 or more*.................       *             *               *

--------------
 * No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund imposes a contingent deferred sales charge of 1.00% in the event of certain redemptions within one year of the purchase. A commission will be paid to brokers, dealers or financial intermediaries who initiate and are responsible for purchases of $1 million or more as follows: % on sales to $ million, plus % on the next million, plus % on the excess over $ million. See "Purchase of Shares -- Purchase of Class B Shares" and "-- Purchase of Class C Shares" for additional information with respect to contingent deferred sales charges.

    In addition to the reallowances from the applicable public offering price described herein, the Distributor may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation, to Participating Dealers that sell shares of the Company. Participating Dealers which are reallowed all or substantially all of the sales charges may be deemed to be underwriters for purposes of the Securities Act of 1933.

    The Distributor may also pay financial institutions (which may include banks) and other industry professionals that provide services to facilitate transactions in shares of the Company for their clients a transaction fee up to the level of the reallowance allowable to Participating Dealers described herein. Such financial institutions, other industry professionals and Participating Dealers are hereinafter referred to as "Service Organizations." Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If banking firms were prohibited from acting in any capacity or providing any of the described services, the Distributor would consider what action, if any, would be appropriate. The Distributor does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Company. State securities laws regarding registration of banks and other financial institutions may differ from the interpretations of federal law expressed herein and banks and other financial institutions may be required to register as dealers pursuant to certain state laws.

QUANTITY DISCOUNTS

    Investors purchasing Class A shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

    Investors or their Participating Dealers must notify the Company whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their Participating Dealer or the Distributor.

    A person eligible for a reduced sales charge includes an individual, their spouse and children under 21 years of age, and any corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account, or a "company" as defined in Section 2(a)(8) of the 1940 Act.

    As used herein, "Participating Funds" refers to all open-end investment companies distributed by the Distributor except the Morgan Stanley Institutional Fund, Inc.

    VOLUME DISCOUNTS. The size of investment shown in the preceding table applies to the total dollar amount being invested by any person in shares of a Fund or in any combination of shares of the Fund and shares of other Participating Funds, although other Participating Funds may have different sales charges.

    CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding table may also be determined by combining the amount being invested in shares of the Participating Funds plus the current offering price of all shares of the Participating Funds which have been previously purchased and are still owned.

    LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the investments over a 13-month period to determine the sales charge as outlined in the preceding table. The size of investment shown in the preceding table also includes purchases of shares of the Participating Funds over a 13-month period based on the total amount of intended purchases plus the value of all shares of the Participating Funds previously purchased and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the charges applicable to the purchases made and the charges previously paid. The initial purchase must be for an amount equal to at least 5% of the minimum total purchased amount of the level selected. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provisions, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. Such adjustments in sales charge will be used to purchase additional shares for the shareholder at the applicable discount category. Additional information is contained in the application form accompanying this Prospectus.

OTHER PURCHASE PROGRAMS

    Purchasers of Class A shares may be entitled to reduced initial sales charges in connection with unit trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the Company or the Distributor. The Company reserves the right to modify or terminate these arrangements at any time.

    UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. The Company permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A shares of the Company at net asset value with no minimum initial or subsequent investment requirement if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Company and the Distributor. The total sales charge for all other investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). Of this amount, the Distributor will pay to the Participating Dealer, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their Participating Dealer or the Distributor.

    The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in a Fund during each distribution period by all investors who choose to invest in the Fund through the program and (2) provide ACCESS with appropriate backup data for each participating investor in a computerized format fully compatible with ACCESS' processing system.

    As further requirements for obtaining these special benefits, the Company also requires that all dividends and other distributions by a Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Company will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently. The Company reserves the right to modify or terminate this program at any time.

    NAV PURCHASE OPTIONS. Class A shares of a Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Fund by:

    (1)Current or retired Trustees/Directors of funds advised by an Adviser, Van Kampen American Capital Investment Advisory Corp. and such persons' families and their beneficial accounts.

    (2)Current or retired directors, officers and employees of MSGI or VK/AC Holding, Inc. and any of their subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser, and such persons' families and their beneficial accounts.

    (3)Directors, officers, employees and registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees.

    (4)[Registered investments advisers,] trust companies and bank trust departments investing on their own behalf or on behalf of their clients provided that the aggregate amount invested in a Fund alone, or in any combination of shares of the Fund and shares of other Participating Funds as described herein under "Purchase of Shares -- Class A Shares -- Volume Discounts," during the 13-month period commencing with the first investment pursuant hereto equals at least $1 million. The Distributor may pay Participating Dealers through which purchases are made an amount up to 0.50% of the amount invested, over a 12-month period following such transaction.

    (5)Trustees and other fiduciaries purchasing shares for retirement plans of organizations with retirement plan assets of $10 million or more. The Distributor may pay commissions of up to 1.00% for such purchases.

    (6)Accounts as to which a bank or broker-dealer charges an account management fee ("wrap accounts"), provided the bank or broker-dealer has a separate agreement with the Distributor.

    (7)Investors purchasing shares of a Fund with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more than 30 days prior to such purchase.

    (8)Pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by non-profit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the initial amount invested in the fund(s) is at least $500,000, (2) the sponsor signs a $500,000 LOI, or (3) such shares are purchased by an employee-sponsored plan with more than 100 eligible employees. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable Fund.

    (9)GROUP PURCHASES. Individuals who are members of a "qualified group" may purchase Class A shares of the Fund without the imposition of a front-end sales charge. For this purpose, a qualified group is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the Fund or similar investments, (iii) has given and continues to give its endorsement or authorization, on behalf of the group, for purchase of shares of the Fund and other Participating Funds,
       (iv) has a membership that the authorized dealer can certify as to the group's members and (v) satisfies other uniform criteria established by the Distributor for the purpose of realizing economies of scale in distributing such shares. A qualified group does not include one whose sole organizational nexus, for example, is that its participants are credit card holders of the same institution, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment advisor or other similar groups. Shares purchased in each group's participants account in connection with this privilege will be subject to a contingent deferred sales charge or one percent in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next million and 0.50% on the excess over $3 million.

    The term "families" includes a person's spouse, children under 21 years of age and grandchildren under 21 years of age, parents and a person's spouse's parents.

    Purchase orders made pursuant to clause (4) may be placed either through authorized dealers as described above or directly with ACCESS by the investment adviser, trust company or bank trust department, provided that ACCESS receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized dealer may charge a transaction fee for placing an order with respect to such shares. Authorized dealers will be paid a service fee as described herein under "Distribution Plans" on purchases made as described in (3) through (9) above.

    The Company may terminate, or amend the terms of, offering shares of the Fund at net asset value to the foregoing groups at any time.

RETIREMENT PLANS

    Van Kampen American Capital Trust Company ("VK Trust") provides retirement plan services and documents and can establish investor accounts in IRAs trusteed by Chase. This includes Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents. Brochures describing such plans and materials for establishing them are available from VK Trust Stanley upon request. The brochures for plans trusteed by VK Trust describe the current fees payable to VK Trust for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan.

PURCHASE OF CLASS B SHARES

    Class B shares of the Fund may be purchased at net asset value without an initial sales charge. However, a CDSC will be imposed on certain Class B shares redeemed within six years of purchase. The charge is assessed on an amount equal to the lesser of the then-current market value of the Class B shares redeemed or the total cost of such shares. Accordingly, the CDSC will not be applied to dollar amounts representing an increase in the net asset values above the initial purchase price of the shares being redeemed. In addition, no charge is assessed on redemptions of Class B shares derived from reinvestment of dividends or capital gains distributions.

    In determining whether the CDSC is applicable to a redemption, the calculation is made in the manner that results in the lowest possible rate. Therefore, it is assumed that the redemption is first of any Class B shares in the shareholder's account that represent reinvested dividends and/or distributions, and/or of Class B shares held longer than six years after purchase, and next of Class B shares held the longest during the initial six-year period after purchase. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of purchase of Class B shares until the redemption of such shares (the "holding period"). The following table sets forth the rates of the CDSC.

CONTINGENT DEFERRED SALES CHARGE

                                                              SALES
                                                            CHARGE AS
                                                            PERCENTAGE
                                                              OF THE
                                                              DOLLAR
                                                              AMOUNT
YEAR SINCE PURCHASE                                         SUBJECT TO
PAYMENT WAS MADE                                              CHARGE
----------------------------------------------------------------------
First.......................................................      %
Second......................................................      %
Third.......................................................      %
Fourth......................................................      %
Fifth.......................................................      %
Sixth.......................................................      %
Thereafter..................................................   None*

------------------
* As described more fully below, Class B shares automatically convert to Class A shares after the seventh year following purchase.

    Proceeds from any CDSC are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution-related services to the Company in connection with the sale of the Class B shares. The Distributor will make payments to the Participating Dealers that handle the purchases of such shares at a rate not in excess of 4.00% of the purchase price of such shares at the time of purchase and expects to pay to Participating Dealers a portion of its distribution fee under the Plan as described under "Management of the Company -- Distributor" above. The combination of the CDSC and the distribution/service fee facilitates the ability of the Company to sell the Class B shares without a sales charge being deducted at the time of purchase.

    WAIVER OF CDSC.  The CDSC will be waived on the redemption of Class B shares
(i) following the death or initial determination of disability (as defined in the Code) of a shareholder; (ii) to the extent that the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2; (iii) to the extent that shares redeemed have been withdrawn from a Systematic Withdrawal Plan, up to a maximum amount of 12% per year from a shareholder account based on the value of the account at the time the Withdrawal Plan is established, provided however that all dividends and distributions are reinvested in Class B Shares; (iv) effected pursuant to the right of the Company to liquidate a shareholder's account as described herein under "Redemption of Shares"; or (v) redemptions of shares by employee benefit plans (each, an "Employee Plan") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where (a) the initial amount invested by an Employee Plan in one or more of the Funds is at least $1,000,000, (b) the sponsor of an Employee Plan signs a letter of intent to invest at least $1,000,000 in one or more of the Funds, or
(c) the shares being redeemed were purchased by an employer-sponsored Employee Plan with 100 eligible employees; provided, however, that Employee Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Employee Plan participant's aggregate investment in the Funds, and not on the aggregate investment made by the Employee Plan or on the number of eligible employees. The waiver with respect to (i) above is only applicable in cases where the shareholder account is registered (a) in the name of an individual person, (b) as a joint tenancy with rights of survivorship, (c) as community property or (d) in the name of a minor child under the Uniform Gifts or Uniform Transfers to Minors Act. A shareholder, or his or her representative, must notify the Company's Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. The shareholder is responsible for providing sufficient documentation to the Transfer Agent to verify the existence of such circumstances. For information on the imposition and waiver of the CDSC, contact the Transfer Agent at 1-800-282-4404.

    AUTOMATIC CONVERSION TO CLASS A SHARES. After the seventh year following purchase, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution and service fees. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. Under current tax law, the conversion is not a taxable event to the shareholder.

    Class B shares may also be purchased through an Automatic Investment Plan as described below.

PURCHASE OF CLASS C SHARES

    Class C shares of the Fund may be purchased at the net asset value per share and such shares are subject to a CDSC at the rate of 1.00% of the lesser of the current market value of the shares redeemed or the total cost of such shares for shares that are redeemed within one year of purchase. The Distributor will make payments to the Participating Dealers that handle the purchases of such shares at the rate of 1.00% of the purchase price of such shares at the time of purchase and expects to pay to Participating Dealers most of its distribution fee, with respect to such shares, under the Rule 12b-1 Plan for such class of shares, as described under "Management of the Company -- Distributor" above. In determining whether a CDSC is payable, and, if so, the amount of the fee of the fee or charge, it is assumed that shares not subject to such fee or charge are the first redeemed.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

    No initial sales charge or CDSC will be payable on the shares of the Fund or class thereof purchased through the automatic reinvestment of dividends and distributions on shares of the Fund.

REINSTATEMENT PRIVILEGE OF EACH CLASS

    A shareholder who has redeemed Class A shares of the Fund may reinvest up to the full amount received at net asset value at the time of the reinvestment in Class A shares of the Fund without payment of a sales charge. A shareholder who has redeemed Class B shares of the Fund and paid a CDSC upon such redemption may reinvest up to the full amount received upon redemption in Class A shares at net asset value with no initial sales charge. A shareholder who has redeemed Class C shares of the Fund and paid a CDSC upon such redemption may reinvest up to the full amount received upon redemption in Class C shares at net asset value and not be subject to a CDSC. Purchases through the reinstatement privilege are subject to the minimum applicable investment requirements. The reinstatement privilege as to any specific Class A, Class B or Class C shares must be exercised within 180 days of the redemption. The Transfer Agent must receive from the shareholder or the shareholder's Participating Dealer both a written request for reinstatement and a check or wire which does not exceed the redemption proceeds. The written request must state that the reinvestment is made pursuant to this reinstatement privilege. If a loss is realized on the redemption of Class A shares, the reinvestment may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinstatement privilege may be terminated or modified at any time. Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings on such plans. See the Statement of Additional Information for further discussion of waiver provisions.

                              SHAREHOLDER SERVICES

    The Company offers a number of shareholder services designed to facilitate investment in its shares at little or no extra costs to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the Company at any time.

    INVESTMENT ACCOUNT. ACCESS Investor Services, Inc. ("ACCESS"), transfer agent for the Company and a wholly-owned subsidiary of [Van Kampen American Capital] performs bookkeepping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account which shares are held by ACCESS. Except as described herein, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder will receive statements at least quarterly from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.

    SHARE CERTIFICATES. Generally, the Company will not issue share certificates. However, upon written or telephone request to the Company, a share certificate will be issued, representing shares (with the exception of fractional shares) of the Company. A shareholder will be required to surrender such certificates upon redemption thereof. In addition, if such certificates are lost the shareholder must write to the Morgan Stanley Fund c/o ACCESS, P.O. Box 419256, Kansas City, MO 64141-9256, requesting an "affadavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.

    REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the applicable Fund. Such shares are acquired at net asset value (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 772-8889 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Company."

    AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to charge a bank account on a regular basis to invest pre-determined amounts in the Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.

    DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 421-5666 ((800) 772-8889 for the hearing impaired), elect to have all dividends and other distributions paid on a class of shares of the Company invested into shares of the same class of any other Participating Fund, [or the Morgan Stanley Money Market Funds] so long as pre-existing account for such class of shares exists for such shareholder.

    If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the Fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.

    EXCHANGE PRIVILEGE. Shares of the Company may be exchanged with shares of the same class of another Participating Fund, subject to certain limitations. Before effecting an exchange, shareholders in the Company should obtain and read a current prospectus of the Participating Funds into which the exchange is to be made. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER PARTICIPATING FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.

    To be eligible for exchange, shares of a Fund generally must have been registered in the shareholder's name for at least 30 days prior to an exchange. Shares of a Fund registered in a shareholder's name for less than 30 days may only be exchanged upon receipt of prior approval of the Adviser. Under normal circumstances, it is the policy of the Adviser not to approve such requests.

    Class A shares of funds that generally impose an initial sales charge are not subject to any sales charge upon exchange into the Fund. Class A shares of Van Kampen American Capital funds that generally do not impose an initial sales charge are subject to the appropriate sales charge applicable to Class A shares of the Fund.

    No sales charge is imposed upon the exchange of a Class B share or a Class C share. The contingent deferred sales charge schedule and conversion schedule applicable to a Class B share or a Class C share acquired through the exchange privilege is determined by reference to the fund from which such shares originally was purchased. The holding period of a Class B share or a Class C share acquired through the exchange privilege is determined by reference to the date such share originally was purchased.

    Exchange of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired.

    A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 421-5684 ((800) 772-8889 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. The exchange will take place at the relative net asset values of the shares next determined after receipt of such request with adjustment for any additional sales charge. Any shares exchanged begin earning dividends on the next business day after the exchange is affected. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Company's employ procedure considered by them to be reasonable to confirm their instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recordings, telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither the Distributor nor the Company will be liable for following telephone instructions which it reasonably believes to be genuine. If the exchanging shareholder does not have an account in the Participating Fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or dividend diversification options for the new account, an exchanging shareholder must file a specific written request. The Company reserves the right to reject any order to acquire its shares through exchange. In addition, the Company may restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.

    SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the principal, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual or annual checks in any amount not less than $25.

    The CDSC on Class B shares is waived for withdrawals under the Systematic Withdrawal Plan of a maximum of 1% per month, 3% per quarter, 6% semiannually or 12% annually, of a shareholder's investment in, and any dividends or distributions on, Class B shares of the Fund at the time the Systematic Withdrawal Plan commences, provided that the shareholder elects to have all dividends and distributions on the shareholder's Class B shares automatically reinvested in additional Class B shares. Under this CDSC waiver policy, amounts withdrawn each month will be paid by redeeming first Class B shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If no Class B shares not subject to the CDSC are available, or not enough such shares are available, Class B shares having a CDSC will be redeemed next, beginning with such shares held for the longest period of time (having the lowest CDSC payable upon redemption) and continuing with shares held the next longest period of time until shares held the shortest period of time are redeemed. Under this policy, the least amount of CDSC will be waived by withdrawals under the Systematic Withdrawal Plan.

    Under the plan, sufficient shares of the Company are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchases of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. The Company reserves the right to amend or terminate the systematic withdrawal program on thirty days' notice to its shareholders.

    AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of Automated Clearing House. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing to ACCESS.

                              REDEMPTION OF SHARES

    Shareholders may redeem for cash some or all of their shares without charge by the Company (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P.O. Box 419256, Kansas City, Missouri 64141-9256, by placing the redemption request through a Participating Dealer or by calling the Company.

    The Company will redeem shares of the Fund at its next determined net asset value. A CDSC of 1.00% will be imposed on certain Class A shares of the Fund that were purchased without payment of the initial sales charge due to the size of the purchase and are redeemed within one year of purchase. A maximum CDSC of 5.00% which decreases in steps to 0% after six years, will be imposed on certain Class B shares of the Fund that are redeemed within six years of purchase. A CDSC of 1.00% will be imposed on certain Class C shares of the Fund that are redeemed within one year of purchase. See "Purchase of Shares." Any CDSC will be imposed on the lesser of the current market value or the total cost of the shares being redeemed. In determining whether a CDSC is payable, and, if so, the amount of the charge, it is assumed that shares not subject to such charge are the first redeemed followed by other shares held for the longest period of time.

    WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and he signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power and sent with the redemption request. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signor and certified within the prior 60 days must accompany the redemption request. The redemption price is the net asset value per share next determined after the request is received by ACCESS in proper form. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, usually a period of up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.

    DEALER REDEMPTION REQUEST. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders received from dealers must be at least $ unless transmitted via the FUNDSERV network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Request") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.

    TELEPHONE REDEMPTION REQUESTS. The Company permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the Company at (800) 421-5666 ((800) 772-8889 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. The Distributor and the Company employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal indemnification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither the Distributor nor the Company will be liable for following instructions which it reasonably believes to be genuine. The Distributor and the Company may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason, in such case, a shareholder would have to use the Company's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., Eastern Time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, usually a period of up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

    For redemptions authorized by telephone, amounts of $     or less may be
redeemed daily if the proceeds are to be paid by check sent to the shareholders'
address of record and amounts of at least $    and up to $1 million may be
redeemed daily of the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check will ordinarily be mailed within three business days to the shareholder's address or record. proceeds from redemptions to be paid by wire will ordinarily be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request. The Company reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.

    REDEMPTION UPON DISABILITY. The Company will waive the contingent deferred sales charge on redemption following the disability of holders of Class B shares and Class C shares. An individual will be considered disabled for this purpose of he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled of such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Company does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the contingent deferred sales charge on Class B shares and Class C shares.

    In cases of disability, the contingent deferred sales charges on Class B shares and Class C shares will be waived where the disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the initial determination of disability. This waiver of the contingent deferred sales charge on Class B shares and Class C shares applies to a total or partial redemption, but only to redemptions of shares held at the time of the initial determination of disability.

    GENERAL REDEMPTION INFORMATION. The Company may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any applicable contingent deferred sales charge will be deducted from the proceeds of this redemption. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.

    FOR SHARES THAT ARE HELD IN BROKER STREET NAME, YOU CANNOT REQUEST REDEMPTION BY TELEPHONE OR BY MAIL; SUCH SHARES MAY BE REDEEMED ONLY BY CONTACTING YOUR PARTICIPATING DEALER. The Company may impose a fee of $8.00 on a wire redemption of shares of the Company that will be deducted from the redemption proceeds.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Company shares to another person by writing to ACCESS, P.O. Box 418256, Kansas City, Missouri 64141-9256. As in the case of redemptions, the written request must be received in "good order" before any transfer can be made. Shares held in broker street name may be transferred only by contacting your Participating Dealer.

                              VALUATION OF SHARES

    Net asset value is calculated separately for each class of the Fund. The net asset value per share of each class of shares of the Fund is determined by dividing the total fair market value of the investments and other assets attributable to such classes of shares, less all liabilities attributable to such class of shares, by the total number of outstanding shares of such classes of shares. Net asset value per share of the Fund is determined as of the regular close of the NYSE (currently, 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. Securities listed on a securities exchange for which market quotations are available are valued at their closing price. If no closing price is available, such securities will be valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average of the mean between the current bid and asked prices obtained from reputable brokers.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recent quoted bid price, or, when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used. The "amortized cost" method of valuation does not take into account unrealized gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument.

    The value of other assets and securities for which no quotations are readily available (including illiquid and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above procedures are determined in good faith at fair value using methods determined by the Board of

Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars at the mean of the bid price and asked price of such currencies against the U.S. Dollar as quoted by a major bank.

    Although the legal rights of Class A, Class B and Class C shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. Dividends will differ by approximately the amount of the distribution expenses that have accrued for each class. The respective net asset values of Class B shares and Class C shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution fee charged to Class B and Class C shares.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for the Fund. The Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the Fund to their clients or who act as agents in the purchase of shares of the Fund for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of the Company's portfolio brokerage transactions to Morgan Stanley & Co. Incorporated ("Morgan Stanley"), an affiliate of the Advisers or broker affiliates of Morgan Stanley under procedures adopted by the Board of Directors. For such portfolio transactions, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers for comparable transactions involving similar securities being purchased or sold during a comparable period of time.

    Although the objective of the Fund is not to invest for short-term trading, the Fund will seek to take advantage of trading opportunities as they arise to the extent they are consistent with the Fund's objectives. Accordingly, investment securities may be sold from time to time without regard to the length of time they have been held. The Fund anticipates that its annual portfolio turnover rate will not exceed 100% under normal circumstances but market conditions could result in portfolio activity at a greater or lesser rate than anticipated. High portfolio turnover involves correspondingly greater transaction costs which will be borne directly by the Fund. In addition, high portfolio turnover may result in more capital gains which would be taxable to the shareholders of the Fund.

                            PERFORMANCE INFORMATION

    The Company may from time to time advertise total return of the Emerging Markets Debt Fund. THESE FIGURES WILL BE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in the Fund would have earned over a specified period of time (such as one, three, five or ten years) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes consequences to shareholders subject to tax. The Company may also include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc. and Morgan Stanley Capital International.

    The respective performance figures for Class B shares and Class C shares of the Fund will generally be lower than those for Class A shares of the Fund because of the larger distribution fee charged to Class B shares and Class C shares.

PERFORMANCE OF INVESTMENT ADVISER

    The Adviser manages a portfolio of Morgan Stanley Institutional Fund, Inc. ("MSIF") which served as the model for the Emerging Markets Debt Fund. The portfolio of MSIF (the "MSIF Portfolio") has substantially the same investment objective and policies as the Emerging Markets Debt Fund. In addition, the Adviser intends the Emerging Markets Debt Fund and the corresponding MSIF Portfolio to be managed by the same personnel and to continue to have closely similar investment strategies, techniques and characteristics. Past investment performance of the MSIF Portfolio, as shown in the table below, may be relevant to your consideration of investment in the Emerging Markets Debt Fund. The investment performance of the MSIF Portfolio is not necessarily indicative of future performance of the Emerging Markets Debt Fund. Also, the operating expenses of the Emerging Markets Debt Fund will be different from, and may be higher than, the operating expenses of the MSIF Portfolio. The investment performance of the MSIF Portfolio is provided merely to indicate the experience of the Adviser in managing similar investment portfolios.

    The data set forth below under the heading "Return With Sales Charge" is
adjusted, (i) with respect to the Class A shares, to take into account a    %
sales charge applicable to purchases of Class A shares of the Emerging Markets Debt Fund; (ii) with respect to Class B shares, to take into account the applicable CDSC that is imposed if Class B shares of the Emerging Markets Debt Fund are redeemed within the year of their purchase indicated; and (iii) with respect to the Class C shares, to take into account a 1.00% CDSC that is imposed if Class C shares of the Emerging Markets Debt Fund are redeemed within one year of their purchase. The data set forth below under the heading "Return Without Sales Charge" is not adjusted to take into account such sales charges.

           TOTAL RETURN FOR THE MSIF EMERGING MARKETS DEBT PORTFOLIO
                   FOR THE PERIOD ENDING ___________________
   (ADJUSTED TO REFLECT STATED SALES LOADS OF THE EMERGING MARKETS DEBT FUND)

RETURN WITH                                                               SINCE
SALES CHARGE                              1 YEAR   5 YEARS   10 YEARS   INCEPTION
----------------------------------------  ------   -------   --------   ---------
Class A (of 4.75%)......................   --  %    --  %      --  %      --  %
Class B (of 5.00%)......................   --  %    --  %      --  %      --  %
Class C (of 1.00%)......................   --  %    --  %      --  %      --  %


RETURN WITHOUT
SALES CHARGE
----------------------------------------
Class A.................................   --  %    --  %      --  %      --  %
Class B.................................   --  %    --  %      --  %      --  %
Class C.................................   --  %    --  %      --  %      --  %

------------------
(1) Commenced Operations on                         .

    The past performance of the MSIF Emerging Markets Debt Portfolio is no guarantee of the future performance of the Emerging Markets Debt Fund.

                          DIVIDENDS AND DISTRIBUTIONS

    Shareholders will automatically be credited with all dividends and distributions in additional shares at net asset value, without payment of any initial sales charge of the Fund, except that, upon written notice to the Company or by checking off the appropriate box in the Distribution Option Section on the New Account Application, a shareholder may elect to receive dividends and/or distributions in cash. Shares received through reinvestment of dividends and/or distributions will not be subject to any CDSC upon their redemption.

    The Fund expects to distribute substantially all of its net investment income in the form of annual dividends. Net realized gains, if any, will be distributed annually. Confirmations of the purchase of shares of the Fund through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10(b) under the Securities Exchange Act of 1934, as amended, on the next quarterly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases, as might otherwise be required by Rule 10b-10.

    Any undistributed net investment income and undistributed realized gains increase the Fund's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" or "ex-distribution" date, the net asset value per share excludes the dividend or distribution (i.e., is reduced by the per share amount of the dividend or distribution). Dividends and distributions paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to tax.

    Because of the higher distribution fee, higher shareholder servicing fee, and any other expenses that may be attributable to the Class B shares and Class C shares of the Fund, the net income attributable to and the dividends payable on Class B shares and Class C shares of the Fund will be lower than the net income attributable to and the dividends payable on Class A shares of the Fund. As a result, the net asset value per share of the classes of the Fund will differ at times. Expenses of the Company allocated to a particular class of shares of the Fund will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

TAX STATUS OF THE FUND

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. See also the tax sections in the Statement of Additional Information.

    No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Emerging Markets Debt Fund or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    Each of the Funds is generally treated as a separate entity for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Code") generally will be applied to each Fund separately, rather than to the Company as a whole. Net long-term and short-term capital gains, net income and operating expenses therefore will be determined separately for each Fund.

    The Fund intends to qualify for the special tax treatment afforded "regulated investment companies" ("RICs") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss less any available loss carryforward) which is distributed to its shareholders.

TAX STATUS OF DISTRIBUTIONS

    The Fund distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain), to its shareholders. Dividends paid by the Fund from its net investment income will be taxable to the shareholders of the Fund as ordinary income, whether received in cash or in additional shares, if the shareholder is subject to tax. Dividends paid by the Fund attributable to dividends received from shares of domestic corporations generally will not qualify for the dividends-received deduction to corporations.

    Distributions of net capital gains are taxable to shareholders subject to tax as long-term capital gains, regardless of how long the shareholder has held the Fund's shares. Capital gains distributions are not eligible for the corporate dividends-received deduction. The Fund will make annual reports to shareholders of the federal income tax status of all distributions.

    The Fund intends to make sufficient distributions or deemed distributions of its ordinary income and net capital gains prior to the end of each calendar year to avoid liability for federal excise tax.

    Dividends and other Distributions declared in October, November and December by the Fund payable as of a record date in such month and paid at any time during January of the following year are treated as having been paid by the Fund and received by the shareholders on December 31 of the year declared.

    The sale, exchange or redemption of shares may result in taxable gain or loss to the selling, exchanging or redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the Shareholder's adjusted basis in the redeemed, exchanged or sold shares. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions. Shareholders may also be subject to state and local taxes on distributions from the Fund.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS AND SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUND.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Company was organized as a Maryland corporation on August 14, 1992. The Amended Articles of Incorporation currently permit the Company to issue 27.375 billion shares of common stock, par value $.001 per share. Pursuant to the Company's By-Laws, the Board of Directors may increase the number of shares the Company is authorized to issue without the approval of the shareholders of the Company. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes.

    The shares of the Fund, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. The shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Under Maryland law, the Company is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act. Any person or organization owning 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the 1940 Act) such Fund.

REPORTS TO SHAREHOLDERS

    The Company will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants.

    In addition, the Company or the Transfer Agent, will send to each shareholder having an account directly with the Company a quarterly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid. In addition, when a transaction occurs in a shareholder's account, the Company or the Transfer Agent will send the shareholder a confirmation statement showing the same information.

CUSTODIAN

    Domestic securities and cash are held by Chase, which is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("Morgan Stanley Trust"), acts as the Company's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Company in accordance with regulations of the SEC for the purpose of providing custodial services for such assets. Morgan Stanley Trust may also hold certain domestic assets for the Company. Morgan Stanley Trust is an affiliate of the Adviser and the Distributor. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    ACCESS, P.O. Box 418256, Kansas City, Missouri 64141-9256, acts as dividend disbursing and transfer agent for the Company.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as independent accountants for the Company and audits its annual financial statements.

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE COMPANY OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                                      PAGE
                                                                      -----
Fund Expenses.........................................................    2
Prospectus Summary....................................................    5
Investment Objective and Policies.....................................    9
Additional Investment Information.....................................   11
Investment Limitations................................................   18
Management of the Company.............................................   19
Purchase of Shares....................................................   21
Shareholder Services..................................................   30
Redemption of Shares..................................................   33
Valuation of Shares...................................................   36
Portfolio Transactions................................................   37
Performance Information...............................................   37
Dividends and Distributions...........................................   39
Taxes.................................................................   39
General Information...................................................   40

                                 MORGAN STANLEY
                           EMERGING MARKETS DEBT FUND
                               A PORTFOLIO OF THE
                                 MORGAN STANLEY
                                   FUND, INC.

                                  COMMON STOCK
                               ($.001 PAR VALUE)

                                ---------------
                                   PROSPECTUS
                                ---------------

                               INVESTMENT ADVISER

                                 MORGAN STANLEY
                             ASSET MANAGEMENT INC.

                                  DISTRIBUTOR
                                  ------------

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

--------------------------------------------------------------------------------
                              P R O S P E C T U S
   -------------------------------------------------------------------------

                     MORGAN STANLEY GROWTH AND INCOME FUND
                      MORGAN STANLEY EUROPEAN EQUITY FUND

                               PORTFOLIOS OF THE
                           MORGAN STANLEY FUND, INC.

                P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                      FOR INFORMATION CALL 1-800-282-4404

                               ------------------

    Morgan Stanley Fund, Inc. (the "Fund") is an open-end management investment company, or mutual fund, which consists of twenty-two diversified and non-diversified investment portfolios. This prospectus (the "Prospectus") describes the Class A, Class B and Class C shares of the Morgan Stanley Growth and Income Fund and the Morgan Stanley European Equity Fund (each an "Investment Fund" and collectively, the "Investment Funds"). The Fund is designed to make available to retail investors the expertise of Morgan Stanley Asset Management Inc., the investment adviser (the "Adviser") and administrator (the "Administrator"). Shares are available through Morgan Stanley & Co. Incorporated ("Morgan Stanley"), the Distributor, and investment dealers, banks and financial services firms that provide distribution, administrative or shareholder services ("Participating Dealers").

    This Prospectus is designed to set forth concisely the information about the Investment Funds that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under "Prospectus Summary" below. The Fund currently offers the following portfolios: (i) GLOBAL AND INTERNATIONAL EQUITY -- Morgan Stanley Global Equity Allocation, Morgan Stanley Asian Growth, Morgan Stanley Emerging Markets, Morgan Stanley Latin American, Morgan Stanley International Magnum, Morgan Stanley Japanese Equity and Morgan Stanley European Equity Funds; (ii) U.S. EQUITY -- Morgan Stanley American Value, Morgan Stanley Aggressive Equity, Morgan Stanley Growth and Income and Morgan Stanley U.S. Real Estate Funds; (iii) GLOBAL FIXED INCOME -- Morgan Stanley Global Fixed Income, Morgan Stanley Worldwide High Income and Morgan Stanley High Yield Funds; and
(iv) MONEY MARKET -- Morgan Stanley Money Market Fund, Morgan Stanley Tax-Free Money Market Fund and Morgan Stanley Government Obligations Money Market Fund. Additional information about the Fund is contained in a "Statement of Additional
Information," dated            , which is incorporated herein by reference. The
Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

    THE FUND'S SHARES ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR DEPOSITORY INSTITUTION OF ITS AFFILIATES OR CORRESPONDENTS THEREOF. THE FUND'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE
    SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
     PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
                 REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  THE DATE OF THIS PROSPECTUS IS            .

                                 FUND EXPENSES

    The following table illustrates all expenses and fees that a shareholder of an Investment Fund may incur:

                                GROWTH AND   EUROPEAN
SHAREHOLDER TRANSACTION           INCOME      EQUITY
EXPENSES                           FUND        FUND
------------------------------  ----------   --------
Maximum Sales Load Imposed on
 Purchases
    Class A...................   4.75%(1)    4.75%(1)
    Class B...................     None        None
    Class C...................     None        None
Maximum Sales Load Imposed on
 Reinvested Dividends
    Class A...................     None        None
    Class B...................     None        None
    Class C...................     None        None
Deferred Sales Load For
 Purchases up to $999,999
    Class A...................     None        None
    Class B...................   5.00%(2)    5.00%(2)
    Class C...................   1.00%(3)    1.00%(3)
For Purchase of $1,000,000 or
 more
    Class A...................   1.00%(1)    1.00%(1)
    Class B...................   5.00%(2)    5.00%(2)
    Class C...................   1.00%(3)    1.00%(3)
Redemption Fees (4)
    Class A...................     None        None
    Class B...................     None        None
    Class C...................     None        None
Exchange Fees
    Class A...................     None        None
    Class B...................     None        None
    Class C...................     None        None

------------------------------
(1) Percentage shown is the maximum sales load. Certain large purchases may be subject to a reduced sales load. Purchases of Class A shares of the Investment Funds which, when combined with the net asset value of the purchaser's existing investment in Class A shares of these Funds, aggregate $1 million or more are not subject to a sales load (an "initial sales charge"). A contingent deferred sales charge ("CDSC") of 1.00% will be imposed, however, on shares from any such purchase that are redeemed within one year following such purchase. Any such CDSC will be paid to the Distributor. Certain other purchases are not subject to an initial sales charge. See "Purchase of Shares."
(2) Percentage shown is the maximum CDSC. Purchases of Class B shares of the Investment Funds are subject to a maximum CDSC of 5.00% which decreases in steps to 0% after six years. See "Purchase of Class B Shares." Any such CDSC will be paid to the Distributor.
(3) Purchases of Class C shares of the Investment Funds are subject to a CDSC of 1.00% for redemptions made within one year of purchase. Any such CDSC will be paid to the Distributor.
(4) A charge of $8.00 may be imposed on redemptions by wire which is not an expense of the Fund.

ANNUAL FUND OPERATING EXPENSES  GROWTH AND    EUROPEAN
(AS A PERCENTAGE OF AVERAGE       INCOME       EQUITY
NET ASSETS)                        FUND         FUND
                                ----------   ----------
Investment Advisory Fee (after
 expense reimbursement and/or
 fee waiver) (6)
    Class A...................       0.75%      1.00%
    Class B...................       0.75%      1.00%
    Class C...................       0.75%      1.00%
12b-1 Fees
    Class A...................       0.25%      0.25%
    Class B (7)...............       1.00%      1.00%
    Class C (7)...............       1.00%      1.00%
Other Expenses (after expense
 reimbursement and/or fee
 waiver) (6)
    Class A...................       0.45%      0.45%
    Class B...................       0.45%      0.45%
    Class C...................       0.45%      0.45%
Total Operating Expenses
 (after expense reimbursement
 and/or fee waiver) (6)
    Class A...................       1.45%      1.70%
    Class B...................       2.20%      2.20%
    Class C...................       2.45%      2.45%

------------------------------

(6) The Adviser has agreed to waive its advisory fees and/or to reimburse expenses of the Investment Funds, if necessary, if such fees would cause the total annual operating expenses of the Investment Funds, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. The following sets forth, for each Investment Fund, (i) investment advisory fees absent advisory fee waivers and (ii) expected total operating expenses absent fee waivers and/or expense reimbursements.

                                      INVESTMENT                   TOTAL
                                     ADVISORY FEES          OPERATING EXPENSES
                                     -------------   ---------------------------------
                                     (ALL CLASSES)   CLASS A    CLASS B      CLASS C
                                     -------------   -------   ----------   ----------
Growth and Income Fund.............      0.75%        1.50%     2.25%        2.25%
European Equity Fund...............      1.00%        1.90%     2.65%        2.65%

   As a result of these reductions, the Investment Advisory Fees stated above are lower than contractual fees stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund."
(7) Of the 12b-1 fees for the Class B shares and the Class C shares of the Investment Funds, 0.75% represents a distribution fee and 0.25% represents a shareholder services fee.

    The purpose of the above table is to assist the investor in understanding the various expenses that an investor in any of the Investment Funds will bear directly or indirectly. The Class A, Class B and Class C expenses and fees for the European Equity and Growth and Income Funds are based on estimates. For purposes of calculating the estimated expenses and fees set forth above, the table assumes that each Investment Fund's average daily net assets will be $50,000,000. "Other Expenses" include, among others, Directors' fees and expenses, amortization of organizational costs, filing fees, professional fees, and the costs for reports to shareholders. Due to the continuous nature of Rule 12b-1 fees, long-term shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").

    The following examples illustrate the expenses that you would pay on a $1,000 investment, assuming a 5% annual rate of return and redemption at the end of each time period as indicated, in (i) Class A shares of each Investment Fund, including the maximum 4.75% sales charge, (ii) Class B shares of each Investment Fund, which have a CDSC, but no initial sales charge, and (iii) Class C shares of each Investment Fund which have a CDSC, but no initial sales charge.

                                                                       GROWTH AND   EUROPEAN
                                                                         INCOME      EQUITY
                                                                          FUND        FUND
                                                                       ----------   ---------
Class A shares
 (If it is assumed there are no redemptions, the expenses are the same.)
    1 Year...........................................................   $ 62(1)      $ 64(1)
    3 Years..........................................................     91           99
    5 Years..........................................................    *            *
    10 Years.........................................................    *            *
Class B shares
 (Assuming complete redemption at end of period)
    1 Year...........................................................   $ 72         $ 75
    3 Years..........................................................     99          106
    5 Years..........................................................    *            *
    10 Years.........................................................    *            *
(Assuming no redemption)
    1 Year...........................................................   $ 22         $ 25
    3 Years..........................................................     69           76
    5 Years..........................................................    *            *
    10 Years.........................................................    *            *
Class C shares
 (Whether or not complete redemption occurs at end of period)
    1 Year...........................................................   $ 22(2)      $ 25(2)
    3 Years..........................................................     69           76
    5 Years..........................................................    *            *
    10 Years.........................................................    *            *

------------------------------
 * Because the Investment Funds were not operational as of the date of this Prospectus, the Fund has not projected expenses beyond the three-year period shown.
(1) Reduced sales charges apply to purchases of $100,000 or more of the Class A shares of the Investment Funds. See "Purchase of Shares." For Class A shares of the Investment Funds, generally purchases of $1 million or more may be accomplished at net asset value without an initial sales charge, but may be subject to a 1.00% CDSC if liquidated within one year of purchase.
(2) If Class C shares of the Investment Funds are redeemed within one year of purchase, the expense figures in the first year increase to the following amounts for each Investment Fund: Growth and Income Fund, $32; and European Equity Fund, $35.

    THE FOREGOING EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The Adviser in its discretion may terminate voluntary fee waivers and/or reimbursements at any time. Absent the waiver of fees or reimbursement of expenses, the amounts in the examples above would be greater.

                               PROSPECTUS SUMMARY

THE FUND

    The Fund currently consists of twenty-two investment portfolios which are designed to offer investors a range of investment choices with Morgan Stanley Asset Management Inc. providing services as Adviser and Administrator and Morgan Stanley & Co. Incorporated providing services as Distributor. Each investment portfolio has its own investment objective and policies designed to meet its specific goals. The investment objective of each Investment Fund described in this Prospectus is as follows:

    - The GROWTH AND INCOME FUND seeks capital appreciation and current income by investing primarily in equity and equity-linked securities.

    - The EUROPEAN EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

    The other investment portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and telephone number noted on the cover page of this Prospectus. The objectives of the Fund's other investment portfolios are listed below:

GLOBAL AND INTERNATIONAL EQUITY FUNDS:

    - The ASIAN GROWTH FUND seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers, excluding Japan.

    - The EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

    - The GLOBAL EQUITY ALLOCATION FUND seeks long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Adviser and with stock selection within each country designed to replicate a broad market index.

    - The GLOBAL EQUITY FUND seeks long-term Capital Appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

    - The INTERNATIONAL MAGNUM FUND seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers in accordance with EAFE country weightings determined by the Adviser.

    - The JAPANESE EQUITY FUND seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

    - The LATIN AMERICAN FUND seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and investing in debt securities issued or guaranteed by Latin American governments or governmental entities.

U.S. EQUITY FUNDS:

    - The AGGRESSIVE EQUITY FUND seeks capital appreciation by investing primarily in a non-diversified portfolio of corporate equity and equity-linked securities.

    - The AMERICAN VALUE FUND seeks high long-term total return by investing in undervalued equity securities of small- to medium-sized corporations.

    - The EQUITY GROWTH FUND seeks long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies.

    - The GROWTH AND INCOME FUND seeks capital appreciation and current income by investing primarily in equity and equity-linked securities.

    - The MID CAP GROWTH FUND seeks to achieve long-term capital growth by investing primarily in common stocks of smaller and medium size companies which are deemed by the Adviser to offer long-term growth potential.

    - The U.S. REAL ESTATE FUND seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

    - The VALUE FUND seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified portfolio of common stocks which are deemed by the Adviser to be relatively undervalued based on various measures such as price/ earnings ratios and price/book ratios.

GLOBAL FIXED INCOME FUNDS:

    - The EMERGING MARKETS DEBT FUND seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

    - The GLOBAL FIXED INCOME FUND seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including U.S. issuers.

    - The HIGH YIELD FUND seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the three highest rating categories of the recognized rating services.

    - The WORLDWIDE HIGH INCOME FUND seeks high current income consistent with relative stability of principal and, secondarily, capital appreciation, by investing primarily in a portfolio of high yielding fixed income securities of issuers throughout the world.

MONEY MARKET FUNDS:

    - The GOVERNMENT OBLIGATIONS MONEY MARKET FUND seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

    - The MONEY MARKET FUND seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

    - The TAX-FREE MONEY MARKET FUND seeks to provide as high a level of current interest income exempt from regular federal income taxes as is consistent with maintaining liquidity and stability of principal.

    THE GROWTH AND INCOME, JAPANESE EQUITY, EUROPEAN EQUITY AND TAX-FREE MONEY MARKET FUNDS CURRENTLY ARE NOT BEING OFFERED.

INVESTMENT MANAGEMENT

    Morgan Stanley Asset Management Inc. ("MSAM," the "Adviser" and the "Administrator"), a wholly-owned subsidiary of Morgan Stanley Group Inc. ("MSGI") which, together with its affiliated asset management companies, had approximately $103.5 billion in assets under management as an investment manager or as a fiduciary adviser at September 30, 1996, acts as investment adviser to the Fund and each of its Investment Funds. See "Management of the Fund -- Investment Adviser" and "-- Administrator." [On June 24, 1996, Morgan Stanley Group Inc. entered into a definitive agreement to purchase the parent company of Van Kampen American Capital, Inc. Van Kampen American Capital, Inc. is the fourth largest non-proprietary mutual fund provider in the United States with $ billion in assets under management as of September 30, 1996. The acquisition is expected to close by November , 1996.]

RISK FACTORS

    The investment policies of each Investment Fund entail certain risks and considerations of which an investor should be aware. The Growth and Income Fund may, and the European Equity Fund will, invest in securities of foreign issuers. Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, potential price volatility and lesser liquidity of shares traded on securities markets, less government supervision and regulation of securities markets, changes in taxes on income on securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits, the risk of war and potentially greater difficulty in obtaining a judgment in a court outside the United States. The European Equity Fund invests in securities of issuers located in developing countries and emerging markets. These securities may impose greater liquidity risks and other risks not typically associated with investing in more established markets. The Growth and Income Fund may invest in lower rated and unrated debt securities which are considered speculative with regard to the payment of interest and return of principal. In addition, each Investment Fund may invest in repurchase agreements, borrow money, lend its portfolio securities, and purchase securities on a when-issued or delayed delivery basis. The Growth and Income Fund may invest in reverse repurchase agreements. The Investment Funds may invest in forward foreign currency exchange contracts and foreign currency exchange futures and options to hedge the currency risks associated with investment in non-U.S. dollar denominated securities. The Investment Funds may invest in options. The European Equity Fund may engage in short selling. The Growth and Income Fund may invest in PERCS, ELKS, LYONs and similar securities which are convertible upon various terms and conditions into equity securities. Each of these investment strategies involves specific risks which are described under "Investment Objectives and Policies" and "Additional Investment Information" herein and under "Investment Objectives and Policies" in the Statement of Additional Information.

HOW TO INVEST

    The Class A, Class B and Class C shares of the Growth and Income and European Equity Funds are designed to provide investors a choice of three ways to pay distribution costs. Class A shares of the Investment Funds are offered at
net asset value plus an initial sales charge of up to    % in graduated
percentages based on the investor's aggregate investments in the Investment Funds. Class B shares and Class C shares of the Investment Funds are offered at net asset value. Class B shares of the Investment Funds are subject to a contingent deferred sales charge ("CDSC") for redemptions within six years of purchase and are subject to higher annual distribution-related expenses than the Class A shares. Class C shares are subject to a CDSC for redemptions within one year of purchase and are subject to higher annual distribution-related expenses than the Class A shares. Share purchases may be made through Morgan Stanley, through Participating Dealers or by sending payments directly to Chase Global Funds Services Company (the "Transfer Agent") on behalf of the Fund. The minimum
initial investment is $    for each Investment Fund, except that the minimum
initial investment amount for individual retirement accounts ("IRAs") is $ . The minimum for subsequent investments is $ , except that the minimum for subsequent investments for IRAs is $ and there is no minimum for automatic reinvestment of dividends and distributions. See "Purchase of Shares."

HOW TO REDEEM

    Shares of each Investment Fund may be redeemed at any time at the net asset value per share of the Investment Fund next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. A Class A shareholder of an Investment Fund who did not pay an initial sales charge due to the size of the purchase and redeems shares within one year of purchase will be subject to a CDSC of 1.00% on the lesser of the current market value of the shares redeemed or the total cost of such shares. Certain Class B shares that are redeemed within six years of purchase are subject to a maximum CDSC of 5.00% which decreases in steps to 0% after six years. Certain Class C shares that are redeemed within one year of purchase are subject to a CDSC of 1.00%. The CDSC in each case is applicable to the lesser of the current market value of the shares redeemed or the total cost of such shares. In determining whether a CDSC is payable, and, if so, the amount of the charge, it is assumed that shares not subject to such charge are the first redeemed followed by other shares held for the longest period of time. If a shareholder reduces his/her total investment in shares of an Investment Fund to less than
$    , the entire investment may be subject to involuntary redemption. See
"Redemption of Shares."

                       INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of each Investment Fund is described below, together with the policies the Investment Fund employs in its efforts to achieve its objective. Each Investment Fund's investment objective is a fundamental policy which may not be changed by the Investment Fund without the approval of a majority of the Investment Fund's outstanding voting securities. There is no assurance that an Investment Fund will attain its objectives. The investment policies described below are not fundamental policies and may be changed without shareholder approval. For more information about certain investment practices common to two or more of the Investment Funds and applicable quality requirements, see "Additional Investment Information."

THE GROWTH AND INCOME FUND

    The Growth and Income Fund seeks capital appreciation and current income by investing primarily in equity and equity-linked securities. The Investment Fund seeks to achieve its investment objective, consistent with reasonable investment risk, by investing in equity securities of rapidly growing companies, or convertible securities or other equity-linked, income-generating securities (e.g., PERCS, ELKS, LYONs) of such companies. The Investment Fund will also invest in slower-growth companies with stable or accelerating earnings and/ or dividend growth. The equity securities of the foregoing companies in which the Investment Fund will invest consist of common stock (dividend-paying, and to the extent it is consistent with the Investment Fund's investment objective, nondividend-paying), preferred stock and securities convertible into common stock, such as convertible preferred stock, convertible bonds and warrants. The Investment Fund will, under normal market conditions, invest at least 65% of the value of its total assets in such equity securities. The Investment Fund is not subject to any limit on the size of companies in which it may invest, but intends to be primarily invested, under normal circumstances, in companies with equity market capitalizations of approximately $750 million and above. The Investment Fund is designed for investors who want an actively managed diversified portfolio of selected equity securities that seeks to outperform the total return of the S&P 500 Index, while providing a yield higher than the yield of the S&P 500 Index.

    The Investment Fund does not seek to achieve its objective with any individual portfolio security, but rather it aims to manage the portfolio as a whole in such a way as to achieve its objective. The Investment Fund attempts to reduce risk by investing in many different economic sectors, industries and companies. The Investment Fund's Adviser may under- or over-weight selected economic sectors against the S&P 500 Index's sector weightings to seek to enhance the Investment Fund's total return or reduce fluctuations in market value relative to the S&P 500 Index. The Investment Fund's primary objective is not to invest for short-term trading, although the Investment Fund will seek to take advantage of trading opportunities as they arise to the extent that they are consistent with the Investment Fund's objectives.

    Pending investment or settlement, and for liquidity purposes, the Investment Fund may invest in domestic, Eurodollar and foreign short-term money market instruments. As determined by the Adviser, the Investment Fund may also purchase such instruments to temporarily reduce the Investment Fund's equity holdings for defensive purposes in response to adverse market conditions.

    The Investment Fund may invest in when-issued and delayed delivery securities. See "Additional Investment Information -- When-Issued and Delayed Delivery Securities." The Investment Fund may invest up to

34% of its total assets in securities that are rated below investment grade by a nationally recognized statistical rating organization (an "NRSRO") (rated below the four highest rating categories by the NRSRO) or that, if unrated, are determined by the Adviser to be comparable to securities rated below investment grade by an NRSRO. Such lower-quality securities are regarded as being predominantly speculative and involve significant risks. See "Additional Investment Information -- Risk Factors Relating to Investing in Lower Rated Debt Securities."

    The Investment Fund may, to a limited extent, invest in non-publicly traded securities, private placements and restricted securities. See "Additional Investment Information -- Non-Publicly Traded Securities, Private Placements and Restricted Securities." The Investment Fund may on occasion invest in securities of foreign issuers, including equity securities of foreign issuers that trade on a United States exchange or over-the-counter in the form of American Depositary Receipts or common stocks. See "Additional Investment Information."

    Any remaining assets of the Investment Fund not invested as described above may be invested in certain securities or obligations, including derivative securities, as set forth in "Additional Investment Information" below.

THE EUROPEAN EQUITY FUND

    The European Equity Fund seeks long-term capital appreciation by investing primarily in equity securities of European issuers, including those located in Germany, France, Switzerland, Belgium, Italy, Finland, Sweden, Denmark, Norway and the United Kingdom. Investments may also be made in the equity securities of issuers located in the smaller and emerging markets of Europe. With respect to the Investment Fund, equity securities include common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks. Under normal circumstances, at least 65% of the total assets of the Investment Fund will be invested in equity securities of European issuers.

    In recent years there have been two key issues influencing the investment environment and economic conditions of Europe: the creation of the single market and the emergence of Eastern European economies. Both of these factors have helped European companies by opening up new markets for growth.

    As a result of global recession, European economies and companies have embarked on radical structural change. Governments across Europe have initiated major privatization programs shifting a greater share of economic activity into the more efficient private sector. Private companies have sought quotation, following the need to compete in the capital markets, as much as in the market place for their products and services. Those companies already quoted have begun to appreciate the value of their being listed. To achieve a high rating on their equity, companies need to produce transparent accounts, communicate effectively with their shareholders and manage their businesses and assets to their shareholders' advantage. The restructuring and rationalization of companies has lead to lower wage structures and greater flexibility. This has enabled European companies to match the competitive cost environment of developing economies.

    Demand for equity will grow hand in hand with supply; driven by pension fund reform, growth in life insurance and the emergence of European mutual funds. All of these factors together will improve the quality of the markets in which European equities are traded.

    This process of evolution has begun, but has much further to go. We have seen companies closed to foreign investment "open up" most notably in Switzerland and Finland. In Europe's largest economy, Germany, gross domestic product is still four times larger than its stock market, but the move towards an equity culture is gaining momentum. Shareholders in Europe will have a growing role in a widening range of expanding companies whose operations will become increasingly profitable. Some of the world's most attractive and successful companies have only recently discovered the importance of their shareholders.

    The Adviser's approach in selecting investments for the Investment Fund is oriented to individual stock selection and is value driven. In selecting stocks for the Investment Fund, the Adviser initially identifies those stocks which it believes to be undervalued in relation to the issuer's assets, cash flow, earnings and revenues, and then evaluates the future value of such stocks by running the results of an in-depth study of the issuer through a dividend discount model. The Adviser utilizes the research of a number of sources, including its affiliate in Geneva, Morgan Stanley Capital International, in identifying attractive securities, and applies a number of proprietary screening criteria to identify those securities it believes to be undervalued. Investment Fund holdings are regularly reviewed and subjected to fundamental analysis to determine whether they continue to conform to the Adviser's value criteria. Securities which no longer conform to such value criteria are sold.

    Securities in emerging markets may not be as liquid as those in developed markets and pose greater risks. Although the Investment Fund intends to invest primarily in securities listed on stock exchanges, it will also invest in securities traded in over-the-counter markets.

    While the Investment Fund is not subject to any specific geographic diversification requirements, it currently intends to diversify investments among countries to reduce currency risk. Investments will be made primarily in equity securities of companies domiciled in developed countries, but may be made in the securities of companies in developing countries as well. Although the Investment Fund intends to invest primarily in securities listed on stock exchanges, it will also invest in securities traded in over-the-counter markets. Securities of companies in developing countries may pose liquidity risks. The Investment Fund will not, under normal circumstances, invest in the equity securities of U.S. issuers. For a description of special considerations and certain risks associated with investments in foreign issuers, see "Additional Investment Information." The Investment Fund may temporarily reduce its equity holdings for defensive purposes in response to adverse market conditions and invest in domestic, Eurodollar and foreign short-term money market instruments. See "Investment Objectives and Policies" in the Statement of Additional Information.

    Any remaining assets of the Investment Fund not invested as described above may be invested in certain securities or obligations, including derivative securities, as set forth in "Additional Investment Information" below.

                       ADDITIONAL INVESTMENT INFORMATION

CONVERTIBLE SECURITIES, WARRANTS AND EQUITY-LINKED SECURITIES

    The Growth and Income Fund may invest in convertible securities, preferred stock, warrants or other securities exchangeable under certain circumstances for shares of common stock. Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

    The Growth and Income Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market which is fairly developed and liquid. The market for such securities may be shallow, however, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third party investment banker or other lender. The creditworthiness of such third party issuer of equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

    The following are three examples of equity-linked securities. The Investment Fund may invest in the securities described below or other similar equity-linked securities.

    PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Investment Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock. Investors, such as the Growth and Income Fund, that seek current income, find PERCS attractive because a PERCS provides a higher dividend income than that paid with respect to a company's common stock.

    ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Investment Fund may be compensated with the higher yield, contingent on how well the underlying common stock does. Investors, such as the Growth and Income Fund, that seek current income, find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.

    LYONS. Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Investment Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. The Investment Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like the Growth and Income Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.

DEPOSITARY RECEIPTS

    The Growth and Income Fund may on occasion invest in American Depositary Receipts ("ADRs"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depositary. ADRs include American Depositary Shares and New York Shares and may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying issuer.

    Holders of unsponsored ADRs generally bear all the costs associated with establishing the unsponsored ADR. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited securities or pool of securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use in securities markets outside the United States. The Investment Fund may invest in sponsored and unsponsored ADRs. For purposes of the Investment Funds' investment policies, an Investment Fund's investments in ADRs will be deemed to be investments in the underlying securities.

DERIVATIVES

    The Growth and Income and European Equity Funds may invest in derivatives, which are financial products or instruments that derive their value from the value of an underlying asset, reference rate or index. The following are derivatives: forward foreign currency exchange contracts, options (e.g., puts and calls), futures contracts, options on futures contracts, convertible securities, warrants, equity-linked securities (e.g., PERCS, ELKS and LYONS), structured securities, and depositary receipts. See elsewhere in this "Additional Investment Information" section for descriptions of these various instruments, and see "Investment Objectives and Policies" for more information regarding any investment policies or limitations applicable to their use.

FOREIGN CURRENCY HEDGING TRANSACTIONS

    The Growth and Income and European Equity Funds may enter into forward foreign currency exchange contracts ("forward contracts"). Forward contracts provide for the purchase or sale of an amount of a specified foreign currency at a future date. Purposes for which such contracts may be used include protecting against a decline in a foreign currency against the U.S. Dollar between the trade date and settlement date when such Investment Funds purchases or sells securities, locking in the U.S. Dollar value of dividends declared on securities held by the Investment Fund and generally protecting the U.S. Dollar value of securities held by the Investment Fund against exchange rate fluctuations. While such forward contracts may limit losses to the Investment Fund as a result of exchange rate fluctuations, they will also limit any exchange rate gains that might otherwise have been realized. The Growth and Income Fund will enter into such contracts only to protect against the effects of fluctuating rates of currency exchange and exchange control regulations.

    The Investment Funds may also enter into foreign currency futures contracts. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the U.S. are traded on regulated exchanges. Parties to a futures contract must make initial "margin" deposits to secure performance of the contract, which generally range from 2% to 5% of the contract price. There also are requirements to make "variation" margin deposits as the value of the futures contract fluctuates. The Investment Funds may not enter into foreign currency futures contracts if the aggregate amount of initial margin deposits on the Investment Fund's futures positions, including stock index futures contracts (which are discussed below), would exceed 5% of the value of the Investment Fund's total assets. The Investment Fund also will be required to segregate assets to cover its futures contracts obligations.

    At the maturity of a forward or futures contract, the Investment Fund may either accept or make delivery of the currency specified in the contract or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing purchase transactions with respect to futures contracts are effected on an exchange. The Investment Fund will only enter into such a forward or futures contract if it is expected that there will be a liquid market in which to close out such contract. There can, however, be no assurance that such a liquid market will exist in which to close a forward or futures contract, in which case the Investment Fund may suffer a loss.

    The Growth and Income and European Equity Funds may attempt to accomplish objectives similar to those described above with respect to forward and futures contracts for currency by means of purchasing put or call options on foreign currencies on exchanges. A put option gives such Investment Funds the right to sell a currency at the exercise price until the expiration of the option. A call option gives the Investment Fund the right to purchase a currency at the exercise price until the expiration of the option.

    Each Investment Fund's Custodian will place cash or liquid securities into a segregated account of an Investment Fund in an amount equal to the value of such Investment Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of such Investment Fund's commitments with respect to such contracts. See "Investment Objectives and Policies -- Forward Foreign Currency Exchange Contracts" in the Statement of Additional Information.

FOREIGN INVESTMENT

    Each Investment Fund may invest in securities of foreign issuers. Investment in securities of foreign issuers, especially in securities of issuers in emerging countries, and in foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing, and financial and other reporting standards and requirements comparable to those applicable to domestic companies. Therefore, disclosure of certain material information may not be made and less information may be available to investors investing in foreign countries than in the United States. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and subject to greater price volatility than securities of comparable domestic issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Investment Funds by domestic companies. See "Taxes." Additional risks include future adverse political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits, and the possible adoption of foreign governmental restrictions such as exchange controls. Emerging countries may have less stable political environments than more developed countries. Also, it may be more difficult to obtain a judgment in a court outside the United States.

    Investments in securities of foreign issuers are frequently denominated in foreign currencies, and an Investment Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies. Therefore, the value of an Investment Fund's assets measured in U.S. Dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Each Investment Fund will also incur certain costs in connection with conversions between various currencies.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

    In order to remain fully invested and to reduce transaction costs, the Growth and Income and European Equity Funds may utilize appropriate securities index futures contracts and options on securities index futures contracts to a limited extent. Because transaction costs associated with futures and options may be lower than the costs of investing in securities directly, it is expected that the use of index futures and options to facilitate cash flows may reduce an Investment Fund's overall transaction costs. Each Investment Fund may sell indexed financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. When the Investment Fund is not fully invested and the Adviser anticipates a significant market advance, it may purchase stock index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In a substantial majority of these transactions, the Investment Fund will purchase such securities upon termination of the futures position but, under unusual market conditions, a futures position may be terminated without the corresponding purchase of securities. The Investment Funds will engage in futures and options on futures transactions only for hedging purposes.

    The Growth and Income Fund will engage only in transactions in securities index futures contracts, interest rate futures contracts and options thereon which are traded on a recognized securities or futures exchange. There currently are limited securities index futures, interest rate futures and options on such futures markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser, and the extent to which those strategies are used, will depend on the development of such markets.

    The Growth and Income and European Equity Funds may enter into futures contracts and options thereon provided that not more than 5% of each such Investment Fund's total assets at the time of entering the transaction are required as deposits to secure obligations under such contracts, and provided further that not more than 20% of each Investment Fund's total assets, in the aggregate are invested in futures contracts and options on futures contracts.

    The primary risks associated with the use of futures and options are (i) imperfect correlation between the change in market value of the stocks held by the Investment Fund and the prices of futures and options relating to the stocks purchased or sold by the Investment Fund, and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Investment Fund's ability to hedge. The risk of loss in trading on futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. Gains and losses on futures and options depend on the Adviser's ability to predict correctly the direction of stock prices, interest rates and other economic factors. In the opinion of the Directors, the risk that an Investment Fund will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid secondary market. For more detailed information about futures transactions see "Investment Objectives and Policies" in the Statement of Additional Information.

INVESTMENT COMPANIES

    Some emerging market countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through investment funds which have been specifically authorized. The European Equity Fund may invest in these investment companies, subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act") and other applicable laws. If the Investment Fund invests in such investment companies, the Investment Fund's shareholders will bear not only their proportionate share of the expenses of the Investment Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment funds.

    Certain of the investment companies referred to in the preceding paragraph are advised by the Adviser. The Investment Fund may, to the extent permitted under the 1940 Act and other applicable law, invest in these investment companies. If the Investment Fund does elect to make an investment in such an investment company, it will only purchase the securities of such investment company in the secondary market.

LOANS OF PORTFOLIO SECURITIES

    Each Investment Fund may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest. The Investment Funds will not enter into securities loan transactions exceeding in the aggregate 33 1/3% of the market value of an Investment Fund's total assets. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower of the portfolio securities fail financially. For more detailed information about securities lending, see "Investment Objectives and Policies" in the Statement of Additional Information.

LOWER RATED AND UNRATED DEBT SECURITIES

    The Growth and Income Fund may invest in lower rated or unrated debt securities, commonly referred to as "junk bonds." In addition, the emerging country debt securities in which the Investment Fund may invest are subject to risk and will not be required to meet a minimum rating standard and may not be rated. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of lower rated and unrated debt securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Fluctuations in the value of the Investment Fund's investments will be reflected in the Investment Fund's net asset value per share. The Adviser considers both credit risk and market risk in making investment decisions for the Investment Fund. Investors should carefully consider the relative risks of investing in lower rated and unrated debt securities and understand that such securities are not generally meant for short-term investing.

    The U.S. corporate lower rated and unrated debt securities market is relatively new and its recent growth paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments may disrupt the market for U.S. corporate lower rated and unrated debt securities and for emerging country debt securities. Such disruptions may severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity. In addition, the secondary market for lower rated and unrated debt securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. In addition, there may be limited trading markets for debt securities of issuers located in emerging countries. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Investment Fund's net asset value.

    Prices for lower rated and unrated debt securities may be affected by legislative and regulatory developments. These laws could adversely affect the Investment Fund's net asset value and investment practices, the secondary market for lower rated and unrated debt securities, the financial condition of issuers of such securities and the value of outstanding lower rated and unrated debt securities. For example, U.S. federal legislation requiring the divestiture by federally insured savings and loan associations of their investments in lower rated and unrated debt securities and limiting the deductibility of interest by certain corporate issuers of lower rated and unrated debt securities adversely affected the market in recent years.

    Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Investment Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Investment Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Investment Fund's investment portfolio and increasing the exposure of the Investment Fund to the risks of lower rated and unrated debt securities.

MONEY MARKET INSTRUMENTS

    The Growth and Income and European Equity Funds are permitted to invest in money market instruments, although the Investment Funds intend to stay invested in securities satisfying their primary investment objective to the extent practical. The Investment Funds may make money market investments pending other investment or settlement for liquidity or in adverse market conditions. The money market investments permitted for the Investment Funds include obligations of the U.S. Government, its agencies and instrumentalities, obligations of foreign sovereignties, other debt securities, commercial paper including bank obligations, certificates of deposit

(including Eurodollar certificates of deposit) and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

NON-PUBLICLY TRADED SECURITIES, PRIVATE PLACEMENTS AND RESTRICTED SECURITIES

    Each Investment Fund may invest in securities that are neither listed on a stock exchange nor traded over the counter. Such unlisted [equity] securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by such Investment Funds or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Investment Fund may be required to bear the expenses of registration. As a general matter, an Investment Fund may not invest more than 15% of its net assets in illiquid securities, including securities for which there is no readily available secondary market. Securities that are not registered under the Securities Act of 1933, as amended, but that can be offered and sold to qualified institutional buyers under Rule 144A under that Act will not be included within the foregoing 15% restriction if the securities are determined to be liquid. The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

OPTIONS TRANSACTIONS

    The Growth and Income and European Equity Funds may seek to increase their return or may hedge all or a portion of their portfolio investments through options with respect to securities in which the Investment Funds may invest. The Investment Funds will engage only in transactions in options which are traded on a recognized securities or futures exchange. There currently are limited options markets in many countries, particularly emerging countries such as Latin American countries, and the nature of the strategies adopted by the Adviser and the extent to which those strategies are used will depend on the development of such option markets.

    An Investment Fund may write (i.e., sell) covered call options which give the purchaser the right to buy the underlying security covered by the option from the Investment Fund at the stated exercise price. A "covered" call option means that so long as the Investment Fund is obligated as the writer of the option, it will own (i) the underlying securities subject to the option, or (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option. As a matter of operating policy, the value of the underlying securities on which options will be written at any one time will not exceed 5% of the total assets of an Investment Fund.

    An Investment Fund will receive a premium from writing call options, which increases the Investment Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, an Investment Fund will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Investment Fund's obligation as writer of the option continues. Thus, in some periods the Investment Fund will receive less total return and in other periods greater total return from writing covered call options than it would have received from its underlying securities had it not written call options.

    An Investment Fund may also write (i.e., sell) covered put options. By selling a covered put option, the Investment Fund incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Investment Fund will be exercisable by the purchaser only on a specific date). Generally, a put option is "covered" if the Investment Fund maintains cash or liquid securities equal to the exercise price of the option or if the Investment Fund holds a put option on the same underlying security with a similar or higher exercise price. An Investment Fund may sell put options to receive the premiums paid by purchasers and to close out a long put option position. In addition, when the Adviser wishes to purchase a security at a price lower than its current market price, an Investment Fund may write a covered put at an exercise price reflecting the lower purchase price sought.

    An Investment Fund may also purchase put or call options on individual securities or baskets of securities. When an Investment Fund purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Investment Fund purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), usually not more than nine months from the date the option is issued. An Investment Fund may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. An Investment Fund may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Investment Fund would incur no additional loss. An Investment Fund may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on an Investment Fund's ability to purchase call and put options.

    The primary risks associated with the use of options are (i) imperfect correlation between the change in market value of the securities held by an Investment Fund and the prices of options relating to the securities purchased or sold by the Investment Fund; and (ii) possible lack of a liquid secondary market for an option. In the opinion of the Adviser, the risk that an Investment Fund will be unable to close out an options contract will be minimized by only entering into options transactions for which there appears to be a liquid secondary market.

REPURCHASE AGREEMENTS

    The Investment Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines of the Fund's Board of Directors. In a repurchase agreement, an Investment Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. A repurchase agreement may be viewed as a fully collateralized loan of money by an Investment Fund to the seller. The Investment Funds always receive securities as collateral with a market value at least equal to the purchase price, including accrued interest, and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, an Investment Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Investment Fund's realization upon the collateral may be delayed or limited. The aggregate of certain repurchase agreements and certain other investments is limited as set forth under "Investment Limitations."

REVERSE REPURCHASE AGREEMENTS

    The Growth and Income Fund may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Investment Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Investment Fund. The Investment Fund's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Investment Fund will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Investment Fund will maintain with the Custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Investment Fund's ability to maintain a stable net asset value. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Investment Fund's repurchase obligation, and the Investment Fund's use of proceeds of the agreement may effectively be restricted pending such decision. The aggregate of these agreements is limited as set forth under "Investment Limitations." Reverse repurchase agreements are considered to be borrowings and are subject to the percentage limitations on borrowings set forth in "Investment Limitations."

SHORT SALES

    The European Equity Fund may from time to time sell securities short without limitation, although it does not intend to sell securities short on a regular basis. A short sale is a transaction in which the Investment Fund would sell securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. When the Investment Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Investment Fund replaces the borrowed securities. To deliver the securities to the buyer, the Investment Fund will need to arrange through a broker to borrow the securities and, in so doing, the Investment Fund will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Investment Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

    The Investment Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash, U.S. Government securities or other liquid, high grade debt obligations. In addition, the Investment Fund will place in a segregated account with its Custodian an amount of cash or liquid securities equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. Government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Investment Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

    Each Investment Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. Each Investment Fund will maintain with the appropriate Custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time an Investment Fund enters into the commitment, and no interest accrues to the Investment Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Investment Funds not to enter into when-issued commitments or delayed delivery securities exceeding, in the aggregate, 15% of an Investment Fund's net assets other than the obligations created by these commitments.

                             INVESTMENT LIMITATIONS

    Each Investment Fund is a diversified investment company under the 1940 Act, and is subject to the following limitations: (a) as to 75% of its total assets, the Investment Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (b) the Investment Fund may not own more than 10% of the outstanding voting securities of any one issuer.

    The Investment Funds also operate under certain investment restrictions that are deemed fundamental policies and may be changed by an Investment Fund only with the approval of the holders of a majority of the Investment Fund's outstanding shares. In addition to other restrictions listed in the Statement of Additional Information, an Investment Fund may not (i) enter into repurchase agreements with more than seven days to maturity if, as a result, more than 15% of the market value of the Investment Fund's net assets would be invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; (ii) borrow money except from banks for extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Investment Fund's total assets, taken at market value at the time of borrowing, or purchase securities while borrowings exceed 5% of its total assets, or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Investment Fund's total assets at the time of borrowing; except that the Growth and Income Fund may enter into reverse repurchase agreements in accordance with its investment objectives and policies; (iii) invest in fixed time deposits with a duration of over seven calendar days; (iv) invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Investment Fund's total assets would be invested in these deposits; or (v) invest more than 25% of the Investment Fund's total assets in securities of companies in any one industry.

                             MANAGEMENT OF THE FUND

    INVESTMENT ADVISER. Morgan Stanley Asset Management, Inc. (the "Adviser") is the Investment Adviser and Administrator of the Fund and each of its Investment Funds. The Adviser provides investment advice and portfolio management services pursuant to an investment advisory agreement (the "Investment Advisory Agreement") and, subject to the supervision of the Fund's Board of Directors, makes each of the Investment Fund's investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Investment Fund's investments. The Adviser is entitled to receive advisory fees computed daily and paid monthly at the annual rates set forth below.

Growth and Income Fund        0.75%
European Equity Fund          1.00%

    The Adviser has agreed to a reduction in the fees payable to it and to reimburse expenses to the Fund, if necessary, if such fees or expenses would cause total annual operating expenses of the Fund to exceed the maximum set forth in "Fund Expenses."

    The Adviser, with principal offices at 1221 Avenue of the Americas, New York, NY 10020, conducts a worldwide portfolio management business. It provides a broad range of portfolio management services to customers in the United States and abroad. At September 30, 1996, the Adviser together with its affiliated asset management companies managed investments totaling approximately 103.5 billion, including approximately 86.9 billion under active management and 16.6 billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Company -- Investment Advisory and Administrative Agreements" in the Statement of Additional Information.

    PORTFOLIO MANAGERS -- The following individuals have primary portfolio management responsibility for the Investment Funds noted below:

    GROWTH AND INCOME FUND-- KURT A. FEUERMAN AND MARGARET KINSLEY JOHNSON. Kurt Feuerman is a Managing Director of the Adviser and has shared primary management responsibility for the Investment Fund since its commencement of operations. Prior to joining the Adviser in July 1993, he spent over three years in Morgan Stanley's Research Department where he was responsible for restaurant, gaming and emerging growth stocks. Before joining Morgan Stanley, Mr. Feuerman was a Managing Director at Drexel Burnham Lambert, where he had been an equity analyst since 1984. From 1982 to 1984, Mr. Feuerman was at the Bank of New York, following the auto and auto parts industries. Mr. Feuerman earned a B.A. degree from McGill University, an M.A. from Syracuse University, and an M.B.A. from Columbia University. Margaret Johnson is a Principal of the Adviser and has shared primary management responsibility for the Investment Fund since its commencement of operations. She joined Morgan Stanley in 1984 as a marketing analyst. She became an equity analyst in 1986 and a portfolio manager in 1989. Prior to joining Morgan Stanley, Ms. Johnson worked for the New York City PBS affiliate, WNET, Channel 13. She holds a B.A. degree from Yale College and is a Chartered Financial Analyst. Mr. Feuerman and Ms. Johnson have had primary responsibility for managing the Fund's assets since it commenced operations.

    EUROPEAN EQUITY FUND -- ROBERT SARGENT. Mr. Sargent is a Principal of the Adviser and Morgan Stanley. He joined Morgan Stanley International in May, 1986, and transferred to the Adviser in June, 1987. As the fund manager with primary responsibility for continental European stock selection and portfolio management,

Mr. Sargent is closely involved with the Adviser's fundamental research effort and company visiting program. He is a graduate of York University, Toronto, Canada. Mr. Sargent has had primary responsibility for managing the Investment Fund's assets since it commenced operations.

    ADMINISTRATOR. The Adviser also provides the Fund with administrative services pursuant to a separate administration agreement (the "Administration Agreement"). The services provided under the Administration Agreement are subject to the supervision of the officers and Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under federal and state laws. The Administration Agreement also provides that the Adviser through its agents will provide the Fund dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each Investment Fund.

    Under an agreement between the Adviser and The Chase Manhattan Bank, N.A. ("Chase"), Chase Global Funds Services Company ("CGFSC"), a subsidiary of Chase, provides certain administrative services to the Fund. The Adviser supervises and monitors such administrative services provided by CGFSC. The services provided under the administration agreement are subject to the supervision of the Board of Directors of the Fund. The Board of Directors of the Fund has approved the provision of services described above pursuant to the administration agreement as being in the best interests of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information on the administration agreement, see "Management of the Fund" in the Statement of Additional Information.

    DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and review the actions of the Fund's Adviser, Administrator and Distributor. The Officers of the Fund conduct and supervise its daily business operations.

    DISTRIBUTOR.
("                        " or the "Distributor") serves as the Distributor of
the shares of the Company. Under its distribution agreement (the "Distribution
Agreement") with the Company,                         sells shares of the
Company upon the terms and at the current offering price described in this
Prospectus.                         is not obligated to sell any specific number
of shares of the Company.

    The Company currently offers Class A shares, Class B shares and Class C shares of the Funds other than the money market funds. The Funds that are money market funds offer only a single class of shares. The Company may in the future offer one or more classes of shares for the Fund that may have CDSCs or initial sales charges or other distribution charges or a combination thereof different from those of the classes currently offered.

    The Board of Directors of the Company has approved and adopted the Distribution Agreement for the Company and a Plan for each class of the Global Equity Fund pursuant to Rule 12b-1 under the 1940 Act (each a "Plan" and together, the "Plans"). Under each Plan, the Distributor is entitled to receive from the Fund a distribution fee, which is accrued daily and paid quarterly, at a maximum rate of 0.75% of the Class B shares and Class C shares of the Fund, on an annualized basis of the average daily net assets of such classes. The actual amount of such compensation is agreed upon by the Company's Board of Directors and by the Distributor. The Distributor expects to pay a portion of its fee to investment dealers, banks or financial services firms that provide distribution services (each, a "Participating Dealer"). The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares. Class A shares, Class B shares and Class C shares authorizes the payment of service fee at an annual rate of 0.25% on an annualized basis of the average daily net assets of such class of shares of the Fund as compensation the Distributor for shareholder services. In addition to such payments, the Adviser may use its advisory fees or other resources to pay expenses associated with activities which might be construed to be financing the sale of the Fund's shares, including payments to third parties that provide assistance in the distribution effort (in addition to selling shares and providing shareholder services).

    The Plans obligate the Fund to accrue and pay to the Distributor the fee agreed to under its Distribution Agreement. The Plans do not obligate the Fund
to reimburse                    for the actual expenses Morgan Stanley may incur
in fulfilling its obligations under the Plan. Thus, under each Plan, even if the Distributor's actual expenses exceed the fee payable to it thereunder at any given time, the Fund will not be obligated to pay more than that fee. If actual expenses are less than the fee it receives, will retain the full amount of the fee.

    Each Plan for a class of Company shares, under the terms of Rule 12b-1, will remain in effect only if approved at least annually by the Company's Board of Directors, including those directors who are not "interested persons" of the Company as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto ("12b-1 Directors"). Each Plan may be terminated at any time by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the applicable class of the Fund. The fee set forth above will be paid by the appropriate class to Morgan Stanley unless and until a Plan is terminated or not renewed. The Company intends to operate each Plan in accordance with its terms and the NASD Conduct Rules concerning sales charges.

    PAYMENTS TO FINANCIAL INSTITUTIONS. The Adviser or its affiliates may compensate certain financial institutions for the continued investment of their customers' assets in the Fund pursuant to the advice of such financial institutions. These payments will be made directly by the Adviser or its affiliates from their assets, and will not be made from the assets of the Company or by the assessment of a sales charge on shares. Such financial institutions may also perform certain shareholder or recordkeeping services that would otherwise be performed by CGFSC. The Adviser may elect to enter into a contract to pay the financial institutions for such services.

    EXPENSES. The Fund is responsible for payment of certain other fees and expenses (including professional fees, custodial fees and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

GENERAL

    The Company offers three classes of shares to the public on a continuous basis through the Distributor as principal underwriter, which is located at
             . Shares are also offered through members of the NASD who are acting as securities dealers ("dealers") and NASD members or eligible non-NASD members who are acting as brokers or agents for investors ("brokers"). The term "dealers" and "brokers" are sometimes referred to herein as "Participating Dealers".

    Initial invetsments must be at least $ for each class of shares, and subsequent investments must be at least $ for each class of shares. Both minimums may be waived by the Distributor for plans involving periodic investments. Shares of the Company may be sold in foreign countries where permissible. The Company and the Distributor reserve the right to refuse any order for the purchase of shares. The Company also reserves the right to suspend the sale of the Company's shares in response to conditions in the securities markets or for other reasons.

    Shares of the Company may be purchased on any business day through Participating Dealers. Shares may also be purchased by completing the application accompanying this Prospectus and forwarding the application, through the Participating Dealer, to the shareholder service agent, ACCESS Investor Services, Inc., a wholly-owned subsidiary of [Van Kampen American Capital] ("ACCESS"). When purchasing shares of the Company, investors must specify whether the purchase is for Class A shares, Class B shares or Class C shares.

    Shares are offered at the next determined net asset value per share, plus a front-end or contingent deferred sales charge depending on the class of shares chosen by the investor, as shown in the tables herein. Net asset value per share for each class is determined once daily as of the close of trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern Time) each day the Exchange is open. Net asset value per share for each class is determined by dividing the value of the Fund's securities, cash and other assets (including accrued interest) attributable to such class less all liabilities (including accrued expenses) attributable to such class by the total number of shares of the class outstanding.

    Generally, the net asset values per share of the Class A shares, Class B shares and Class C shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class A shares, Class B shares and Class C shares may differ from one another, reflecting the daily expense accruals of the distribution and the higher transfer agency fees applicable with respect to the Class B shares and Class C shares and the differential in the dividends paid on the classes of shares. The price paid for shares purchased is based on the next calculation of net asset value (plus sales charges, where applicable) after an order is received by a Participating Dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. Orders received by Participating Dealers after the close of the Exchange are priced based on the next close provided they are received by the Distributor prior to the Distributor's close of business on such day. It is the responsibility of Participating Dealers to transmit orders received by them to the Distributor so they will be received prior to such time. Orders of less than $500 are mailed by the Participating Dealer and processed at the offering price next calculated after acceptance by ACCESS.

    Each class of shares represents an interest in the same portfolio of investments, has the same rights and is identical in all respects, except that
(i) Class B shares and Class C shares bear the expenses of the deferred sales arrangement and any expenses (including the distribution fee and incremental transfer agency costs) resulting from such sales arrangement, (ii) generally, each class has exclusive voting rights with respect to approvals of the Rule 12b-1 distribution plan to which its distribution fee or service fee is paid and
(iii) Class B shares are subject to a conversion feature. Each class has different exchange privileges and certain different shareholder service options available. The net income attributable to Class B shares and Class C shares and the dividends payable on Class B shares and Class C shares will be reduced by the amount of the distribution fee and incremental transfer agency expenses associated with such class of shares. Sales personnel of Participating Dealers distributing the Company's shares and other persons entitled to receive compensation for selling such shares may receive differing compensation for selling Class A shares, Class B shares or Class C shares.

    The Distributor may from time to time implement programs under which a Participating Dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will reallow to any Participating Dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or participates in sales programs sponsored by the Distributor, an amount not exceeding the total applicable sales charges on the sales generated by the Participating Dealer at the public offering price during such programs. Other programs provide, among other things and subject to certain conditions, for certain favorable distribution arrangements for shares of the Company. Also, the Distributor in its discretion may from time to time, pursuant to objective criteria established by the Distributor, pay fees to, and sponsor business seminars for, qualifying authorized dealers for certain services or activities which are primarily intended to result in sales of shares of the Company. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Such fees paid for such services and activities with respect to a Fund will not exceed in the aggregate 1.25% of the average total daily net assets of the Fund on an annual basis. All of the foregoing payments are made by the Distributor out of its own assets. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sale.

CLASS A SHARES

    The public offering price of Class A shares is the next determined net asset value plus a sales charge, as set forth herein.

SALES CHARGE TABLE

                                                                   REALLOWED TO
                                        AS % OF     AS % OF NET    DEALERS (AS %
                                       OFFERING       AMOUNT        OF OFFERING
         SIZE OF INVESTMENT              PRICE       INVESTED         PRICE)
------------------------------------  -----------  -------------  ---------------
Less than $50,000...................      --            --              --
$50,000 but less than $100,000......      --            --              --
$100,000 but less than $250,000.....      --            --              --
$250,000 but less than $500,000.....      --            --              --
$500,000 but less than $1,000,000...      --            --              --
$1,000,000 or more*.................       *             *               *

------------------------
 * No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund imposes a contingent deferred sales charge of 1.00% in the event of certain redemptions within one year of the purchase. A commission will be paid to brokers, dealers or financial intermediaries who initiate and are responsible for purchases of $1 million or more as follows: % on sales to $ million, plus % on the next million, plus % on the excess over $ million. See "Purchase of Shares -- Purchase of Class B Shares" and "-- Purchase of Class C Shares" for additional information with respect to contingent deferred sales charges.

    In addition to the reallowances from the applicable public offering price described herein, the Distributor may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation, to Participating Dealers that sell shares of the Company. Participating Dealers which are reallowed all or substantially all of the sales charges may be deemed to be underwriters for purposes of the Securities Act of 1933. The Distributor may also pay financial institutions (which may include banks) and other industry professionals that provide services to facilitate transactions in shares of the Company for their clients a transaction fee up to the level of the reallowance allowable to Participating Dealers described herein. Such financial institutions, other industry professionals and Participating Dealers are hereinafter referred to as "Service Organizations." Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If banking firms were prohibited from acting in any capacity or providing any of the described services, the Distributor would consider what action, if any, would be appropriate.

    The Distributor does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Company. State securities laws regarding registration of banks and other financial institutions may differ from the interpretations of federal law expressed herein and banks and other financial institutions may be required to register as dealers pursuant to certain state laws.

QUANTITY DISCOUNTS

    Investors purchasing Class A shares may, under certain circumstances, be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

    Investors or their Participating Dealers must notify the Company whenever a quantity discount is applicable to purchases. Upon such notification, an investor will receive the lowest applicable sales charge. Quantity discounts may be modified or terminated at any time. For more information about quantity discounts, investors should contact their Participating Dealer or the Distributor.

    A person eligible for a reduced sales charge includes an individual, their spouse and children under 21 years of age, and any corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing; a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account, or a "company" as defined in Section 2(a)(8) of the 1940 Act.

    As used herein, "Participating Funds" refers to all open-end investment companies distributed by the Distributor [except the Morgan Stanley Institutional Fund, Inc.]

    VOLUME DISCOUNTS. The size of investment shown in the preceding table applies to the total dollar amount being invested by any person in shares of a Fund or in any combination of shares of the Fund and shares of other Participating Funds, although other Participating Funds may have different sales charges.

    CUMULATIVE PURCHASE DISCOUNT. The size of investment shown in the preceding table may also be determined by combining the amount being invested in shares of the Participating Funds plus the current offering price of all shares of the Participating Funds which have been previously purchased and are still owned.

    LETTER OF INTENT. A Letter of Intent provides an opportunity for an investor to obtain a reduced sales charge by aggregating the investments over a 13-month period to determine the sales charge as outlined in the preceding table. The size of investment shown in the preceding table also includes purchases of shares of the Participating Funds over a 13-month period based on the total amount of intended purchases plus the value of all shares of the Participating Funds previously purchased and still owned. An investor may elect to compute the 13-month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the charges applicable to the purchases made and the charges previously paid. The initial purchase must be for an amount equal to at least 5% of the minimum total purchased amount of the level selected. If trades not initially made under a Letter of Intent subsequently qualify for a lower sales charge through the 90-day back-dating provisions, an adjustment will be made at the expiration of the Letter of Intent to give effect to the lower charge. Such adjustments in sales charge will be used to purchase additional shares for the shareholder at the applicable discount category. Additional information is contained in the application form accompanying this Prospectus.

OTHER PURCHASE PROGRAMS

    Purchasers of Class A shares may be entitled to reduced initial sales charges in connection with unit trust reinvestment programs and purchases by registered representatives of selling firms or purchases by persons affiliated with the Company or the Distributor. The Company reserves the right to modify or terminate these arrangements at any time.

    UNIT INVESTMENT TRUST REINVESTMENT PROGRAMS. The Company permits unitholders of unit investment trusts to reinvest distributions from such trusts in Class A shares of the Company at net asset value with no minimum initial or subsequent investment requirement if the administrator of an investor's unit investment trust program meets certain uniform criteria relating to cost savings by the Company and the Distributor. The total sales charge for all other investments made from unit trust distributions will be 1.00% of the offering price (1.01% of net asset value). Of this amount, the Distributor will pay to the Participating Dealer, if any, through which such participation in the qualifying program was initiated 0.50% of the offering price as a dealer concession or agency commission. Persons desiring more information with respect to this program, including the applicable terms and conditions thereof, should contact their Participating Dealer or the Distributor.

    The administrator of such a unit investment trust must have an agreement with the Distributor pursuant to which the administrator will (1) submit a single bulk order and make payment with a single remittance for all investments in a Fund during each distribution period by all investors who choose to invest in the Fund through the program and (2) provide ACCESS with appropriate backup data for each participating investor in a computerized format fully compatible with ACCESS' processing system.

    As further requirements for obtaining these special benefits, the Company also requires that all dividends and other distributions by a Fund be reinvested in additional shares without any systematic withdrawal program. There will be no minimum for reinvestments from unit investment trusts. The Company will send account activity statements to such participants on a monthly basis only, even if their investments are made more frequently. The Company reserves the right to modify or terminate this program at any time.

    NAV PURCHASE OPTIONS. Class A shares of a Fund may be purchased at net asset value, upon written assurance that the purchase is made for investment purposes and that the shares will not be resold except through redemption by the Fund, by:

    (1) Current or retired Trustees/Directors of funds advised by an Adviser, Van Kampen American Capital Investment Advisory Corp. and such persons' families and their beneficial accounts.

    (2) Current or retired directors, officers and employees of MSGI or VK/AC Holding, Inc. and any of their subsidiaries, employees of an investment subadviser to any fund described in (1) above or an affiliate of such subadviser, and such persons' families and their beneficial accounts.

    (3) Directors, officers, employees and registered representatives of financial institutions that have a selling group agreement with the Distributor and their spouses and children under 21 years of age when purchasing for any accounts they beneficially own, or, in the case of any such financial institution, when purchasing for retirement plans for such institution's employees.

    (4) [Registered investments advisers,] trust companies and bank trust departments investing on their own behalf or on behalf of their clients provided that the aggregate amount invested in a Fund alone, or in any combination of shares of the Fund and shares of other Participating Funds as described herein under "Purchase of Shares -- Class A Shares -- Volume Discounts," during the 13-month period commencing with the first investment pursuant hereto equals at least $1 million. The Distributor may pay Participating Dealers through which purchases are made an amount up to 0.50% of the amount invested, over a 12-month period following such transaction.

    (5) Trustees and other fiduciaries purchasing shares for retirement plans of organizations with retirement plan assets of $10 million or more. The Distributor may pay commissions of up to 1.00% for such purchases.

    (6) Accounts as to which a bank or broker-dealer charges an account management fee ("wrap accounts"), provided the bank or broker-dealer has a separate agreement with the Distributor.

    (7) Investors purchasing shares of a Fund with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more than 30 days prior to such purchase.

    (8) Pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by non-profit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the initial amount invested in the fund(s) is at least $500,000, (2) the sponsor signs a $500,000 LOI, or (3) such shares are purchased by an employer-sponsored plan with more than 100 eligible employees. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable Fund.

    (9) GROUP PURCHASES. Individuals who are members of a "qualified group" may purchase Class A shares of the Fund without the imposition of a front-end sales charge. For this purpose, a qualified group is one which (i) has been in existence for more than six months, (ii) has a purpose other than to acquire shares of the Fund or similar investments, (iii) has given and continues to give its endorsement or authorization, on behalf of the group, for purchase of shares of the Fund and other Participating Funds,
       (iv) has a membership that the authorized dealer can certify as to the group's members and (v) satisfies other uniform criteria established by the Distributor for the purpose of realizing economies of scale in distributing such shares. A qualified group does not include one whose sole organizational nexus, for example, is that its participants are credit card holders of the same institution, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or other similar groups. Shares purchased in each group's participants account in connection with this privilege will be subject to a contingent deferred sales charge or one percent in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next million and 0.50% on the excess over $3 million.

    The term "families" includes a person's spouse, children under 21 years of age and grandchildren under 21 years of age, parents, and a person's spouse's parents.

    Purchase orders made pursuant to clause (4) may be placed either through authorized dealers as described above or directly with ACCESS by the investment adviser, trust company or bank trust department, provided that ACCESS receives federal funds for the purchase by the close of business on the next business day following acceptance of the order. An authorized dealer may charge a transaction fee for placing an order to purchase shares pursuant to this provision or for placing a redemption order with respect to such shares. Authorized dealers will be paid a service fee as described herein under "Distribution Plans" on purchases made as described in (3) through (9) above.

    The Company may terminate, or amend the terms of, offering shares of the Fund at net asset value to the foregoing groups at any time.

RETIREMENT PLANS

    Van Kampen Merritt Capital Trust Company ("VK Trust") provides retirement plan services and documents and can establish investor accounts in IRAs trusteed by Chase. This includes Simplified Employee Pension Plan ("SEP"), IRA accounts and prototype documents. Brochures describing such plans and materials for establishing them are available from VK Trust upon request. The brochures for plans trusteed by Chase describe the current fees payable to Chase for its services as trustee. Investors should consult with their own tax advisers before establishing a retirement plan.

PURCHASE OF CLASS B SHARES

    Class B shares of the Fund may be purchased at net asset value without an initial sales charge. However, a CDSC will be imposed on certain Class B shares redeemed within six years of purchase. The charge is assessed on an amount equal to the lesser of the then-current market value of the Class B shares redeemed or the total cost of such shares. Accordingly, the CDSC will not be applied to dollar amounts representing an increase in the net asset values above the initial purchase price of the shares being redeemed. In addition, no charge is assessed on redemptions of Class B shares derived from reinvestment of dividends or capital gains distributions.

    In determining whether the CDSC is applicable to a redemption, the calculation is made in the manner that results in the lowest possible rate. Therefore, it is assumed that the redemption is first of any Class B shares in the shareholder's account that represent reinvested dividends and/or distributions, and/or of Class B shares held longer than six years after purchase, and next of Class B shares held the longest during the initial six-year period after purchase. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of purchase of Class B shares until the redemption of such shares (the "holding period"). The following table sets forth the rates of the CDSC.

CONTINGENT DEFERRED SALES CHARGE

                                                              SALES
                                                            CHARGE AS
                                                            PERCENTAGE
                                                              OF THE
                                                              DOLLAR
                                                              AMOUNT
YEAR SINCE PURCHASE                                         SUBJECT TO
PAYMENT WAS MADE                                              CHARGE
----------------------------------------------------------------------
First.......................................................   5.0%
Second......................................................   4.0%
Third.......................................................   3.0%
Fourth......................................................   3.0%
Fifth.......................................................   2.0%
Sixth.......................................................   1.0%
Thereafter..................................................   None*

------------------------------
* As described more fully below, Class B shares automatically convert to Class A shares after the seventh year following purchase.

    Proceeds from any CDSC are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution-related services to the Company in connection with the sale of the Class B shares. The Distributor will make payments to the Participating Dealers that handle the
purchases of such shares at a rate not in excess of      of the purchase price
of such shares at the time of purchase and expects to pay to Participating Dealers a portion of its distribution fee under the Plan, as described under "Management of the Company -- Distributor" above. The combination of the CDSC and the distribution/service fee facilitates the ability of the Company to sell the Class B shares without a sales charge being deducted at the time of purchase.

    WAIVER OF CDSC.  The CDSC will be waived on the redemption of Class B shares
(i) following the death or initial determination of disability (as defined in the Code) of a shareholder; (ii) to the extent that the redemption represents a minimum required distribution from an IRA or other retirement plan to a shareholder who has attained the age of 70 1/2; (iii) to the extent that shares redeemed have been withdrawn from a Systematic Withdrawal Plan, up to a maximum amount of 12% per year from a shareholder account based on the value of the account at the time the Withdrawal Plan is established, provided however that all dividends and distributions are reinvested in Class B Shares; (iv) effected pursuant to the right of the Company to liquidate a shareholder's account as described herein under "Redemption of Shares;" or (v) redemptions of shares by employee benefit plans ("each, an Employee Plan") qualified under Sections 401 or 437 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(1) of the Code where (a) the initial amount invested by an Employee Plan in one or more of the Funds is at least $1,000,000, (b) the sponsor of an Employee Plan signs a letter of intent to invest at least $1,000,000 in one or more of the Funds, or
(c) the shares being redeemed were purchased by an employer-sponsored Employee Plan with 100 eligible employees; provided, however, that Employee Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Employee Plan participant's aggregate investment in the Funds, and not on the aggregate investment made by the Employee Plan or on the number of eligible employees. The waiver with respect to

(i) above is only applicable in cases where the shareholder account is registered (a) in the name of an individual person, (b) as a joint tenancy with rights of survivorship, (c) as community property or (d) in the name of a minor child under the Uniform Gifts or Uniform Transfers to Minors Act. A shareholder, or his or her representative, must notify the Company's Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. The shareholder is responsible for providing sufficient documentation to the Transfer Agent to verify the existence of such circumstances. For information on the imposition and waiver of the CDSC, contact the Transfer Agent at 1-800-341-2911.

    AUTOMATIC CONVERSION TO CLASS A SHARES. After the seventh year following purchase, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution and service fees. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. Under current tax law, the conversion is not a taxable event to the shareholder.

    Class B shares may also be purchased through an Automatic Investment Plan as described below.

PURCHASE OF CLASS C SHARES

    Class C shares of the Fund may be purchased at the net asset value per share and such shares are subject to a CDSC at the rate of 1.00% of the lesser of the current market value of the shares redeemed or the total cost of such shares for shares that are redeemed within one year of purchase. The Distributor will make payments to the Participating Dealers that handle the purchases of such shares at the rate of 1.00% of the purchase price of such shares at the time of purchase and expects to pay to Participating Dealers most of its distribution fee, with respect to such shares, under the Rule 12b-1 Plan for such class of shares, as described under "Management of the Company -- Distributor" above. In determining whether a CDSC is payable, and, if so, the amount of the fee of the fee or charge, it is assumed that shares not subject to such fee or charge are the first redeemed.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

    No initial sales charge or CDSC will be payable on the shares of the Fund or class thereof purchased through the automatic reinvestment of dividends and distributions on shares of the Fund.

REINSTATEMENT PRIVILEGE OF EACH CLASS

    A shareholder who has redeemed Class A shares of the Fund may reinvest up to the full amount received at net asset value at the time of the reinvestment in Class A shares of the Fund without payment of a sales charge. A shareholder who has redeemed Class B shares of the Fund and paid a CDSC upon such redemption may reinvest up to the full amount received upon redemption in Class A shares at net asset value with no initial sales charge. A shareholder who has redeemed Class C shares of the Fund and paid a CDSC upon such redemption may reinvest up to the full amount received upon redemption in Class C shares at net asset value and not be subject to a CDSC. Purchases through the reinstatement privilege are subject to the minimum applicable investment requirements. The reinstatement privilege as to any specific Class A, Class B or Class C shares must be exercised within 180 days of the redemption. The Transfer Agent must receive from the shareholder or the shareholder's Participating Dealer both a written request for reinstatement and a check or wire which does not exceed the redemption proceeds. The written request must state that the reinstatement is made pursuant to this reinstatement privilege. If a loss is realized on the redemption of Class A shares, the reinstatement may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinstatement privilege may be terminated or modified at any time. Reinstatement at net asset value is also offered to participants in those eligible retirement plans held or administered by Van Kampen American Capital Trust Company for repayment of principal (and interest) on their borrowings. See the Statement of Additional Information for further discussion of waiver provisions.

                              SHAREHOLDER SERVICES

    The Company offers a number of shareholder services designed to facilitate investment in its shares at little or no extra cost to the investor. Below is a description of such services. Unless otherwise described below, each of these services may be modified or terminated by the Company at any time.

    INVESTMENT ACCOUNT. ACCESS Investor Services, Inc. ("ACCESS"), transfer agent for the Company and a wholly-owned subsidiary of [Van Kampen American Capital] performs bookkeeping, data processing and administration services related to the maintenance of shareholder accounts. Each shareholder has an investment account under which shares are held by ACCESS. Except as described herein, after each share transaction in an account, the shareholder receives a statement showing the activity in the account. Each shareholder will receive statements at least quarterly from ACCESS showing any reinvestments of dividends and capital gains distributions and any other activity in the account since the preceding statement. Such shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestment of dividends and capital gains distributions and systematic purchases or redemptions. Additions to an investment account may be made at any time by purchasing shares through authorized brokers, dealers or financial intermediaries or by mailing a check directly to ACCESS.

    SHARE CERTIFICATES. Generally, the Company will not issue share certificates. However, upon written or telephone request to the Company, a share certificate will be issued, representing shares (with the exception of fractional shares) of the Company. A shareholder will be required to surrender such certificates upon redemption thereof. In addition, if such certificates are lost the shareholder must write to [Van Kampen American Capital Funds] c/o ACCESS, P.O. Box 418256, Kansas City, MO 64141-9256, requesting an "affidavit of loss" and to obtain a Surety Bond in a form acceptable to ACCESS. On the date the letter is received ACCESS will calculate a fee for replacing the lost certificate equal to no more than 2.00% of the net asset value of the issued shares and bill the party to whom the replacement certificate was mailed.

    REINVESTMENT PLAN. A convenient way for investors to accumulate additional shares is by accepting dividends and capital gains distributions in shares of the Company. Such shares are acquired at net asset value (without sales charge) on the record date of such dividend or distribution. Unless the shareholder instructs otherwise, the reinvestment plan is automatic. This instruction may be made by telephone by calling (800) 421-5666 ((800) 772-8889 for the hearing impaired) or in writing to ACCESS. The investor may, on the initial application or prior to any declaration, instruct that dividends be paid in cash and capital gains distributions be reinvested at net asset value, or that both dividends and capital gains distributions be paid in cash. For further information, see "Distributions from the Company."

    AUTOMATIC INVESTMENT PLAN. An automatic investment plan is available under which a shareholder can authorize ACCESS to charge a bank account on a regular basis to invest pre-determined amounts in the Fund. Additional information is available from the Distributor or authorized brokers, dealers or financial intermediaries.

    DIVIDEND DIVERSIFICATION. A shareholder may, upon written request or by completing the appropriate section of the application form accompanied by this Prospectus or by calling (800) 421-5666 ((800) 772-8889 for the hearing impaired), elect to have all dividends and other distributions paid on a class of shares of the Company invested into shares of the same class of any other Participating Fund [,or the Morgan Stanley Money Market Funds], so long as a pre-existing account for such class of shares exists for such shareholder.

    If the qualified pre-existing account does not exist, the shareholder must establish a new account subject to minimum investment and other requirements of the fund into which distributions would be invested. Distributions are invested into the selected fund at its net asset value as of the payable date of the distribution only if shares of such selected fund have been registered for sale in the investor's state.

    EXCHANGE PRIVILEGE. Shares of the Company may be exchanged with shares of the same class of another Participating Fund, subject to certain limitations. Before effecting an exchange, shareholders in the Company should obtain and read a current prospectus of the Participating Funds into which the exchange is to be made. SHAREHOLDERS MAY ONLY EXCHANGE INTO SUCH OTHER PARTICIPATING FUNDS AS ARE LEGALLY AVAILABLE FOR SALE IN THEIR STATE.

    To be eligible for exchange, shares of a Fund generally must have been registered in the shareholder's name for at least 30 days prior to an exchange. Shares of a Fund registered in a shareholder's name for less than 30 days may only be exchanged upon receipt of prior approval of the Adviser. Under normal circumstances, it is the policy of the Adviser not to approve such requests.

    Class A Shares of funds that generally impose an initial sales charge are not subject to any sales charge upon exchange into the Fund. Class A Shares of Van Kampen American Capital funds that generally do not impose an initial sales charge are subject to the appropriate sales charge applicable to Class A Shares of the Fund.

    No sales charge is imposed upon the exchange of a Class B share or a Class C share. The contingent deferred sales charge schedule and conversion schedule applicable to a Class B share or a Class C share acquired through the exchange privilege is determined by reference to the Fund from which such share originally was purchased. The holding period of a Class B share or a Class C share acquired through the exchange privilege is determined by reference to the date such exchanged share originally was purchased.

    Exchanges of shares are sales and may result in a gain or loss for federal income tax purposes. If the shares exchanged have been held for less than 91 days, the sales charge paid on such shares is not included in the tax basis of the exchanged shares, but is carried over and included in the tax basis of the shares acquired.

    A shareholder wishing to make an exchange may do so by sending a written request to ACCESS or by contacting the telephone transaction line at (800) 421-5684 ((800) 772-8889 for the hearing impaired). A shareholder automatically has telephone exchange privileges unless otherwise designated in the application form accompanied by this Prospectus. The exchange will take place at the relative net asset values of the shares next determined after receipt of such request with adjustment for any additional sales charge. Any shares exchanged begin earning dividends on the next business day after the exchange is affected. Van Kampen American Capital and its subsidiaries, including ACCESS (collectively, "VKAC"), and the Company employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither the Distributor nor the Company will be liable for following telephone instructions which it reasonably believes to be genuine. If the exchanging shareholder does not have an account in the Participating Fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gains options (except dividend diversification options) and broker, dealer or financial intermediary of record as the account from which shares are exchanged, unless otherwise specified by the shareholder. In order to establish a systematic withdrawal plan for the new account or dividend diversification options for the new account, an exchanging shareholder must file a specific written request. The Company reserves the right to reject any order to acquire its shares through exchange. In addition, the Company may restrict or terminate the exchange privilege at any time on 60 days' notice to its shareholders of any termination or material amendment.

    SYSTEMATIC WITHDRAWAL PLAN. Any investor whose shares in a single account total $10,000 or more at the offering price next computed after receipt of instructions may establish a monthly, quarterly, semi-annual or annual withdrawal plan. This plan provides for the orderly use of the entire account, not only the income but also the capital, if necessary. Each withdrawal constitutes a redemption of shares on which taxable gain or loss will be recognized. The plan holder may arrange for monthly, quarterly, semi-annual, or annual checks in any amount not less than $25.

    The CDSC on Class B shares is waived for withdrawals under the Systematic Withdrawal Plan of a maximum of 1% per month, 3% per quarter, 6% semiannually or 12% annually, of a shareholder's investment in, and any dividends or distributions on, Class B shares of the Fund at the time the Systematic Withdrawal Plan commences, provided that the shareholder elects to have all dividends and distributions on the shareholder's Class B shares automatically reinvested in additional Class B shares. Under this CDSC waiver policy, amounts withdrawn each month will be paid by redeeming first Class B shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If no Class B shares not subject to the CDSC are available, or not enough such shares are available, Class B shares having a CDSC will be redeemed next, beginning with such shares held for the longest period of time (having the lowest CDSC payable upon redemption) and continuing with shares held the next longest period of time until shares held the shortest period of time are redeemed. Under this policy, the least amount of CDSC will be waived by withdrawals under the Systematic Withdrawal Plan.

    Under the plan, sufficient shares of the Company are redeemed to provide the amount of the periodic withdrawal payment. Dividends and capital gains distributions on shares held under the plan are reinvested in additional shares at the next determined net asset value. If periodic withdrawals continuously exceed reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Withdrawals made concurrently with purchases of additional shares ordinarily will be disadvantageous to the shareholder because of the duplication of sales charges. The Company reserves the right to amend or terminate the systematic withdrawal program on thirty days' notice to its shareholders.

    AUTOMATED CLEARING HOUSE ("ACH") DEPOSITS. Holders of Class A Shares can use ACH to have redemption proceeds deposited electronically into their bank accounts. Redemptions transferred to a bank account via the ACH plan are available to be credited to the account on the second business day following normal payment. In order to utilize this option, the shareholder's bank must be a member of Automated

Clearing House. In addition, the shareholder must fill out the appropriate section of the account application. The shareholder must also include a voided check or deposit slip from the bank account into which redemptions are to be deposited together with the completed application. Once ACCESS has received the application and the voided check or deposit slip, such shareholder's designated bank account, following any redemption, will be credited with the proceeds of such redemption. Once enrolled in the ACH plan, a shareholder may terminate participation at any time by writing ACCESS.

                              REDEMPTION OF SHARES

    Shareholders may redeem for cash some or all of their shares without charge by the Company (other than, with respect to CDSC Shares, the applicable contingent deferred sales charge) at any time by sending a written request in proper form directly to ACCESS, P.O. Box 418256, Kansas City, Missouri 64141-9256, by placing the redemption request through Participating Dealer or by calling the Company.

    The Company will redeem shares of an Fund at its next determined net asset value. A CDSC of 1.00% will be imposed on certain Class A shares of a Fund that were purchased without payment of the initial sales charge due to the size of the purchase and are redeemed within one year of purchase. A maximum CDSC of 5.00% which decreases in steps to 0% after six years, will be imposed on certain Class B shares of a Fund that are redeemed within six years of purchase. A CDSC of 1.00% will be imposed on certain Class C shares of the Fund that are redeemed within one year of purchase. See "Purchase of Shares." Any CDSC will be imposed on the lesser of the current market value or the total cost of the shares being redeemed. In determining whether a CDSC is payable, and, if so, the amount of the charge, it is assumed that shares not subject to such charge are the first redeemed followed by other shares held for the longest period of time.

    WRITTEN REDEMPTION REQUESTS. In the case of redemption requests sent directly to ACCESS, the redemption request should indicate the number of shares to be redeemed, the class designation of such shares, the account number and be signed exactly as the shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $50,000, or if the proceeds are not to be paid to the record owner at the record address, or if the record address has changed within the previous 30 days, signature(s) must be guaranteed by one of the following: a bank or trust company; a broker-dealer; a credit union; a national securities exchange, registered securities association or clearing agency; a savings and loan association; or a federal savings bank. If certificates are held for the shares being redeemed, such certificates must be endorsed for transfer or accompanied by an endorsed stock power and sent with the redemption request. In the event the redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator, and the name and title of the individual(s) authorizing such redemption is not shown in the account registration, a copy of the corporate resolution or other legal documentation appointing the authorized signer and certified within the prior 60 days must accompany the redemption request. The redemption price is the net asset value per share next determined after the request is received by ACCESS in proper form. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days after acceptance by ACCESS of the request and any other necessary documents in proper order. Such payments may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check until it confirms that the purchase check has cleared, usually a period of up to 15 days. Any gain or loss realized on the redemption of shares is a taxable event.

    DEALER REDEMPTION REQUESTS. Shareholders may sell shares through their securities dealer, who will telephone the request to the Distributor. Orders
received from dealers must be at least $   unless transmitted via the FUNDSERV
network. The redemption price for such shares is the net asset value next calculated after an order is received by a dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. It is the responsibility of dealers to transmit redemption requests received by them to the Distributor so they will be received prior to such time. Any change in the redemption price due to failure of the Distributor to receive a sell order prior to such time must be settled between the shareholder and dealer. Shareholders must submit a written redemption request in proper form (as described above under "Written Redemption Requests") to the dealer within three business days after calling the dealer with the sell order. Payment for shares redeemed (less any sales charge, if applicable) will ordinarily be made by check mailed within three business days to the dealer.

    TELEPHONE REDEMPTION REQUESTS. The Company permits redemption of shares by telephone and for redemption proceeds to be sent to the address of record for the account or to the bank account of record as described below. To establish such privilege, a shareholder must complete the appropriate section of the application accompanying this Prospectus or call the Company at (800) 421-5666 ((800) 772-8889 for the hearing impaired) to request that a copy of the Telephone Redemption Authorization form be sent to them for completion. To redeem shares, contact the telephone transaction line at (800) 421-5684. The Distributor and the Company employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, a shareholder agrees that neither the Distributor nor the Company will be liable for following instructions which it reasonably believes to be genuine. The Distributor and the Company may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed. Telephone redemptions may not be available if the shareholder cannot reach ACCESS by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Company's other redemption procedures previously described. Requests received by ACCESS prior to 4:00 p.m., Eastern Time, on a regular business day will be processed at the net asset value per share determined that day. These privileges are available for all accounts other than retirement accounts. The telephone redemption privilege is not available for shares represented by certificates. If the shares to be redeemed have been recently purchased by check, ACCESS may delay mailing a redemption check or wiring redemption proceeds until it confirms that the purchase check has cleared, usually a period of up to 15 days. If an account has multiple owners, ACCESS may rely on the instructions of any one owner.

    For redemptions authorized by telephone, amounts of $   or less may be
redeemed daily if the proceeds are to be paid by check sent to the shareholders'
address of record and amounts of at least $   and up to $1 million may be
redeemed daily if the proceeds are to be paid by wire sent to the shareholder's bank account of record. The proceeds must be payable to the shareholder(s) of record. Proceeds from redemptions to be paid by check will ordinarily be mailed within three business days to the shareholder's address of record. Proceeds from redemptions to be paid by wire will ordinarily be wired on the next business day to the shareholder's bank account of record. This privilege is not available if the address of record has been changed within 30 days prior to a telephone redemption request. The Company reserves the right at any time to terminate, limit or otherwise modify this telephone redemption privilege.

    REDEMPTION UPON DISABILITY. The Company will waive the contingent deferred sales charge on redemptions following the disability of holders of Class B shares and Class C shares. An individual will be considered disabled for this purpose if he or she meets the definition thereof in Section 72(m)(7) of the Code, which in pertinent part defines a person as disabled if such person "is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration." While the Company does not specifically adopt the balance of the Code's definition which pertains to furnishing the Secretary of Treasury with such proof as he or she may require, the Distributor will require satisfactory proof of disability before it determines to waive the contingent deferred sales charge on Class B shares and Class C shares.

    In cases of disability, the contingent deferred sales charges on Class B shares and Class C shares will be waived where the disabled person is either an individual shareholder or owns the shares as a joint tenant with right of survivorship or is the beneficial owner of a custodial or fiduciary account, and where the redemption is made within one year of the initial determination of disability. This waiver of the contingent deferred sales charge on Class B shares and Class C shares applies to a total or partial redemption, but only to redemptions of shares held at the time of the initial determination of disability.

    GENERAL REDEMPTION INFORMATION. The Company may redeem any shareholder account with a net asset value on the date of the notice of redemption less than the minimum investment as specified by the Trustees. At least 60 days advance written notice of any such involuntary redemption is required and the shareholder is given an opportunity to purchase the required value of additional shares at the next determined net asset value without sales charge. Any applicable contingent deferred sales charge will be deducted from the proceeds of this redemption. Any involuntary redemption may only occur if the shareholder account is less than the minimum investment due to shareholder redemptions.

    FOR SHARES HELD IN BROKER STREET NAME, YOU CANNOT REQUEST REDEMPTION BY TELEPHONE OR BY MAIL; SUCH SHARES MAY BE REDEEMED ONLY BY CONTACTING YOUR PARTICIPATING DEALER. The Company may impose a fee of $8.00 on wire redemption of shares of the Company that will be deducted from the redemption proceeds.

TRANSFER OF REGISTRATION

    You may transfer the registration of any of your Company shares to another person by writing to the ACCESS, P.O. Box 418256, Kansas City, Missouri 64141-9256. As in the case of redemptions, the written request must be received in "good order" before any transfer can be made. Shares held in broker street name may be transferred only by contacting your Participating Dealer.

VALUATION OF SHARES

    The net asset value per share of each class of shares of each Investment Fund is determined by dividing the total fair market value of the investments and other assets of such classes of shares, less all liabilities of such classes of shares, by the total number of outstanding shares of such classes of shares. Net asset value is calculated separately for each class of the Investment Funds. Net asset value per share of the Investment Funds is determined as of the regular close of the NYSE on each day that the NYSE is open for business. Securities listed on a securities exchange for which market quotations are available are valued at their closing price. If no closing price is available, such securities will be valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities and listed securities not traded on the valuation date for which market quotations are not readily available are valued at a price within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined either based on the average bid and asked prices quoted on such valuation date by reputable brokers or as provided by a reputable pricing service.

    Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recent quoted bid price, or, when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.

    The "amortized cost" method of valuation, which does not take into account unrealized gains or losses, involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Investment Fund would receive if it sold the instrument.

    The value of other assets and securities for which no quotations are readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above procedures are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. Dollars at the mean of the bid price and asked price of such currencies against the U.S. Dollar as quoted by a major bank.

    Although the legal rights of Class A, Class B and Class C shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. Dividends will differ by approximately the amount of the distribution expenses that have accrued for each class. The respective net asset values of Class B shares and Class C shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution fee charged to Class B and Class C shares.

                             PORTFOLIO TRANSACTIONS

    The Adviser selects the brokers or dealers that will execute the purchases and sales of investment securities for the Fund. The Adviser may, consistent with NASD rules, place portfolio orders with qualified broker-dealers who recommend the Fund to their clients or who act as agents in the purchase of shares of the Fund for their clients.

    Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of the Company's portfolio brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley under procedures adopted by the Board of Directors. For such portfolio transactions, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers for comparable transactions involving similar securities being purchased or sold during a comparable period of time.

    Although the objective of the Fund is not to invest for short-term trading, the Fund will seek to take advantage of trading opportunities as they arise to the extent they are consistent with the Fund's objectives. Accordingly, investment securities may be sold from time to time without regard to the length of time they have been held. The Fund anticipates that its annual portfolio turnover rate will not exceed 100% under normal circumstances but market conditions could result in portfolio activity at a greater or lesser rate than anticipated. High portfolio turnover involves correspondingly greater transaction costs which will be borne directly by the Fund. In addition, high portfolio turnover may result in more capital gains which would be taxable to the shareholders of the Fund.

                            PERFORMANCE INFORMATION

    The Fund may from time to time advertise total return of the Investment Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in an Investment Fund would have earned over a specified period of time (such as one, three, five or ten years) assuming that all distributions and dividends by an Investment Fund were reinvested on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable upon redemption by shareholders subject to tax. The Fund may also include comparative performance information in advertising or marketing an Investment Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc. and Morgan Stanley Capital International.

    From time to time the Growth and Income Fund may advertise "yield." Yield figures are based on historical performance and are not intended to indicate future performance. The "yield" of such Investment Fund refers to the income generated by an investment in the Investment Funds over a 30-day period (which period will be stated in the advertisement). The 30-day yield is further described under "Performance Information" in the Statement of Additional Information. The Fund may also use comparative performance information from time to time in marketing Fund shares, including data from Lipper Analytical Services, Inc. and/or Donoghue's Money Fund Report.

    The respective performance figures for Class B shares and Class C shares of each Fund will generally be lower than those for Class A shares of such Investment Fund because of the larger distribution fee charged to Class B shares and Class C shares.

                          DIVIDENDS AND DISTRIBUTIONS

    Shareholders will automatically be credited with all dividends and distributions in additional shares at net asset value, without payment of any initial sales charge for Class A shares of any of the Investment Funds, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the New Account Application, a shareholder may elect to receive dividends and/or distributions in cash. Shares received through reinvestment of dividends and/or distributions will not be subject to any CDSC upon their redemption.

    The European Equity Fund expects to distribute substantially all of its net investment income in the form of annual dividends. Net realized gains, if any, after reduction for any available tax loss carryforward, may also be distributed annually.

    The Growth and Income Fund expects to distribute substantially all of its net investment income in the form of quarterly dividends. Net realized gains, if any, will be distributed annually. Confirmations of the purchase of shares of each Investment Fund through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10(b) under the Securities Exchange Act of 1934, as amended, on the next quarterly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases, as might otherwise be required by Rule 10b-10.

    Any undistributed net investment income and undistributed realized gains increase an Investment Fund's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" or "ex-distribution" date, the net asset value per share excludes the dividend or distribution (i.e., is reduced by the per share amount of the dividend or distribution). Dividends and distributions paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to tax.

    Because of the higher distribution fee, higher shareholder servicing fee, and any other expenses that may be attributable to the Class B shares and Class C shares of the Investment Funds, the net income attributable to and the dividends payable on Class B shares and Class C shares of an Investment Fund will be lower than the net income attributable to and the dividends payable on Class A shares of the Investment Funds. As a result, the net asset value per share of the classes of an Investment Fund will differ at times. Expenses of a Fund allocated to a particular class of shares of an Investment Fund will be borne on a pro rata basis by each outstanding share of that class.

                                     TAXES

TAX STATUS OF THE INVESTMENT FUND

    The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. See also the tax sections in the Statement of Additional Information.

    No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of an Investment Fund or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

    Each Investment Fund is generally treated as a separate entity for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Investment Fund separately, rather than to the Fund as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for each Investment Fund.

    Each Investment Fund intends to qualify for the special tax treatment afforded "regulated investment companies" ("RICs") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which is distributed to its shareholders.

TAX STATUS OF DISTRIBUTIONS

    Each Investment Fund distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain), to its shareholders. Dividends paid by an Investment Fund from its net investment income will be taxable to the shareholders of such Investment Fund as ordinary income, whether received in cash or in additional shares, if the shareholder is subject to tax. Such dividends paid by an Investment Fund generally will not qualify for the dividends-received deduction to corporations.

    Distributions of net capital gains (i.e., net long-term capital gains in excess of net short-term capital losses and any available capital loss carryforward) are taxable to shareholders subject to tax as long-term capital gains, regardless of how long the shareholder has held the Investment Fund's shares. Capital gains distributions are not eligible for the corporate dividends-received deduction. Each Investment Fund will make annual reports to shareholders of the federal income tax status of all distributions.

    Shareholders may also be subject to state and local taxes on distributions from the Fund. Shareholders are advised to consult their own tax advisers with respect to tax consequences to them of an investment in the Fund.

    Dividends and other distributions declared in October, November and December by an Investment Fund payable as of a record date in such month and paid at any time during January of the following year are treated as having been paid by an Investment Fund and received by the shareholders on December 31 of the year declared.

    A sale, exchange or redemption of shares held as a capital asset will be capital gain or loss and such gain or loss will be a taxable event to the shareholder.

    THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS AND SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN AN INVESTMENT FUND.

                              GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

    The Fund was organized as a Maryland corporation on August 14, 1992. The Amended Articles of Incorporation currently permit the Fund to issue 21.75 billion shares of common stock, par value $.001 per share. Pursuant to the Fund's By-Laws, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes.

    The shares of the Investment Funds, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. The shares of the Investment Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act. A Director may be removed by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Fund. Any person or organization owning 25% or more of the outstanding shares of an Investment Fund may be presumed to "control" (as that term is defined in the 1940 Act) such Investment Fund.

REPORTS TO SHAREHOLDERS

    The Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants.

    In addition, the Fund or the Transfer Agent, will send to each shareholder having an account directly with the Fund a quarterly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid. In addition, when a transaction occurs in a shareholder's account, the Fund or the Transfer Agent will send the shareholder a confirmation statement showing the same information.

CUSTODIAN

    Domestic securities and cash are held by Chase, which is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("Morgan Stanley Trust"), acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Fund in accordance with regulations of the SEC for the purpose of providing custodial services for such assets. Morgan Stanley Trust may also hold certain domestic assets for the Fund. Morgan Stanley Trust is an affiliate of the Adviser and the Distributor. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

    Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913, acts as dividend disbursing and transfer agent for the Fund.

INDEPENDENT ACCOUNTANTS

    Price Waterhouse LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as independent accountants for the Fund and audits its annual financial statements.

                                   APPENDIX A
                     DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. -- CORPORATE BOND RATINGS:

    AAA -- Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    BAA -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    BA -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    CA -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S RATINGS GROUP CORPORATE BOND RATINGS:

    AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest.

    AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

    A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

    BB, B, CCC, CC -- Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    C -- The rating C is reserved for income bonds on which no interest is being paid.

    D -- Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

MORGAN STANLEY FUND, INC.
GROWTH AND INCOME AND EUROPEAN EQUITY FUNDS
  P.O. BOX 2798, BOSTON, MA 02208-2798 (800-282-4404)    NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
          / /  Individual         / /  Joint Tenants         / /  Trust
/ /  Gift/Transfer to Minor            / /  Other____________________

NOTE: Joint tenant registration will be as "joint tenants with right of survivorship" and not as "tenants in common" unless specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For an Individual Retirement Account ("IRA") a different application is required. Please call Chase Global Funds Services Company ("CGFSC") at 800-282-4404 or your investment dealer to obtain the IRA application.

--------------------------------------------------------------    --------------------------------------------------------------
Name(s) (PLEASE PRINT)                                            Social Security Number(s) or Taxpayer Identification Number(s)
                                                                  ("TIN(s)")

--------------------------------------------------------------    --------------------------------------------------------------
Name                                                              Telephone Number

--------------------------------------------------------------
Address

--------------------------------------------------------------    / /  U.S. Citizen         / /  Other (specify citizenship)
                                                                  --------------------
City/State/Zip

--------------------------------------------------------------------------------
CONSOLIDATED MAILINGS: If you or your family members own multiple accounts in the Morgan Stanley Fund, Inc., you can prevent duplicate mailings to your address by completing this section.

ACCOUNT NUMBER(S)                                                 NAME(S) IN WHICH ACCOUNT IS REGISTERED

-------------------------------------------------                 --------------------------------------------------------------

-------------------------------------------------                 --------------------------------------------------------------

-------------------------------------------------                 --------------------------------------------------------------

--------------------------------------------------------------------------------
                                 FUND SELECTION
--------------------------------------------------------------------------------

The minimum initial and subsequent investment is $1,000 and $100, respectively, except for IRAs, for which the minimum amounts are $250 and $50, respectively. Attach a check payable to MORGAN STANLEY FUND, INC.--Investment Fund name.

Morgan Stanley Growth and                      Class A    $           Class B    $           Class C    $
 Income Fund                                              ----------             ----------             ----------
Morgan Stanley European Equity                 Class A    $           Class B    $           Class C    $
 Fund                                                     ----------             ----------             ----------
                                                                          Total Initial Investment:



NOTE: IF INVESTING BY WIRE, YOU MUST  A.  By Mail: Enclosed is a check in the amount of $ ---------------------- payable to Morgan
OBTAIN A BANK WIRE CONTROL NUMBER.    Stanley Fund, Inc.
TO DO SO, PLEASE CALL 800-282-4404.   B.  By Wire: A bank wire in the amount of $ ----------------------has been sent to Morgan
                                      Stanley Fund, Inc.
                                          from ----------------------------- -----------------------------
                                                  Name of Bank                Wire Control Number

CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares of the same class unless appropriate boxes below are checked:

All Dividends are to be                 / /  reinvested                / /  paid in cash
All Capital Gains are to be             / /  reinvested                / /  paid in cash

--------------------------------------------------------------------------------
                               ACCOUNT PRIVILEGES
--------------------------------------------------------------------------------

TELEPHONE EXCHANGE AND REDEMPTION                                 AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO PRE-DESIGNATED
You will automatically have telephone exchange and redemption     ACCOUNT.
privileges for yourself and your investment dealer and appoint    I/We hereby authorize CGFSC to act upon instructions received
CGFSC to act as your agent to act upon instructions received      by telephone to withdraw $1,000 or more from my/our account in
by telephone in order to effect such privileges unless you        Morgan Stanley Fund, Inc. and wire the amount withdrawn to the
mark one or more of the boxes below:                              following commercial bank account. I/ We understand that CGFSC charges an $8.00 fee for each wire redemption, which will be deducted from the proceeds of the redemption.
                No, I/we do not want:                             Title on Bank Account
                                                                  ----------------------------------------------------

                    / /  telephone exchange privileges            Name of Bank
            / /  telephone redemption privileges                  -------------------------------------------------------
                                                                  Bank A.B.A. Number -----------------    Account Number
                                                                  -----------------
      for myself/ourselves or my/our investment dealer.
                                                                  City/State/Zip
                                                                  ------------------------------------------------------------
I/We further acknowledge that it is my/our responsibility to read the Prospectus of any Investment Fund into which I/we
exchange.
Morgan Stanley Fund, Inc. will mail redemption proceeds to the
name and address in which my/our fund account is registered                         ATTACH A VOIDED CHECK HERE
unless I check the following box and complete the information at right.  / /
A corporation or partnership must also submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names and titles of officers authorized to act on its behalf.
The Fund and the Fund's Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopying written instructions of transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expenses for following instructions received by telephone that it reasonably believes to be genuine.

--------------------------------------------------------------------------------
                       RIGHTS OF ACCUMULATION (OPTIONAL)
--------------------------------------------------------------------------------

Fund shareholders together with members of their families, may be entitled to reduced sales charges with respect to their purchases of Class A shares of Funds of Morgan Stanley Fund, Inc. sold with an initial sales load ("Investment Funds"). You may also receive a reduced sales charge by completing the Letter of Intent as set forth below as provided in the Prospectus of the Morgan Stanley Fund, Inc. (the "Prospectus"). See the Prospectus for details.

To qualify, you must complete this section, listing all of your accounts including those in your spouse's name, joint accounts and accounts held for your minor children. If you need more space, please attach a separate sheet.

I/We qualify for the Rights of Accumulation initial sales charge discount described in the Prospectus and Statement of Additional Information of Morgan Stanley Fund, Inc.
/ / I/We own Class A shares of more than one Investment Fund of Morgan Stanley Fund, Inc.
/ / The registration of some of my/our Class A shares differs from that shown on this application. Listed below are the account number(s) and full registration(s) in each case.

LIST OF OTHER ACCOUNTS

ACCOUNT NUMBER(S)                                   NAME(S) IN WHICH ACCOUNT IS REGISTERED

-------------------------------------------------   --------------------------------------------------------------------------------

-------------------------------------------------   --------------------------------------------------------------------------------

-------------------------------------------------   --------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          LETTER OF INTENT (OPTIONAL)
--------------------------------------------------------------------------------

I/we agree to the Letter of Intent Conditions on the last page of this application.
I/we intend to invest, within a 13-month period beginning on the date hereof (initial purchase date) in Class A shares of the Investment Fund purchased hereunder, an aggregate amount which will equal or exceed the amount indicated below:

      / /  $100,000     / /  $250,000     / /  $500,000     / /  $1,000,000
--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PLAN (OPTIONAL)   / /  Yes   / /  No     Not Available for
IRAs
--------------------------------------------------------------------------------

Available to shareholders with account balances of $5,000 or more.
I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Morgan Stanley Fund, Inc. Account on the designated dates in order to make the following periodic payments:

     / /  Monthly     / /  Quarterly     / /  Semiannually     / /  Annually

(This request for participation in the Systematic Withdrawal Plan must be received by the 18th day of the month in which you wish withdrawals to begin. Redemptions of shares to make the payments elected above will occur on the 25th day of the month prior to payment, or if such day is not a business day, then the next preceding business day.)

Withdrawal ($100 minimum) from:

                                                                                              Amount of
Fund Name                                                                                     Each Check         Or          %*

----------------------------------------  Class  :   ----------   Code  :    ----------   $ ----------------             --------%
----------------------------------------  Class  :   ----------   Code  :    ----------   $ ----------------             --------%
----------------------------------------  Class  :   ----------   Code  :    ----------   $ ----------------             --------%

Please make check payable to:                        Recipient ---------------------------------------------------------
 (to be completed only if redemption                 Street Address ---------------------------------------------------
 proceeds to be paid to other than                   City, State, Zip Code ---------------------------------------------
 account holder of record or mailed to
 address other than address of record)
*With the systematic withdrawal plan, a maximum of 12% per year may be withdrawn from Class B accounts without being subject to a CDSC.

--------------------------------------------------------------------------------
                      AUTOMATIC INVESTMENT PLAN (OPTIONAL)
--------------------------------------------------------------------------------

I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Funds indicated below at the applicable public offering price determined on that day.

         / /  Monthly on the 5th day        / /  Monthly on the 20th day

Amount of each debit (minimum $100) to be invested as follows:

Fund Name

----------------------------------------  Class  :   ----------   Code  :    ----------   $ -------------------------------
----------------------------------------  Class  :   ----------   Code  :    ----------   $ -------------------------------
----------------------------------------  Class  :   ----------   Code  :    ----------   $ -------------------------------

NOTE: A completed Bank Authorization Form (see below) and a voided personal check MUST accompany this Automatic Investment Plan application.

 -------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN--BANK AUTHORIZATION
--------------------------------------------------------------------------------

-----------------------------------------   -----------------------------------------   -----------------------------------------
Bank Name                                   Bank Address                                Bank Account Number

I/We authorize you, the above named bank, to debit my/our account for amounts drawn by Chase Global Funds Services Company, acting as my/our agent for the purchase of Shares of Morgan Stanley Fund, Inc. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

---------------------------------------------------------------   ---------------------------------------------------------------
Account Holder's Name                                             Joint Account Holder's Name

X -----------------------------------------      -------------    X -----------------------------------------      -------------
                       Signature                       Date       Signature                       Date

--------------------------------------------------------------------------------
                           AGREEMENTS AND SIGNATURES
--------------------------------------------------------------------------------

By signing this application, I/we hereby certify under penalties of perjury that the information on this application is complete and correct and that as required by federal law:

/ / I/We certify that (1) the number(s) shown above on this form is/are the correct SSN(s) or TIN(s) and (2) I/we are not subject to any backup withholding either because I/we have not been notified by the Internal Revenue Service ("IRS") that I/we are subject to backup withholding, or the IRS has notified me/us that I am/we are no longer subject to backup withholding. (NOTE: IF ANY OR ALL OF CLAUSE (2) IS NOT TRUE, STRIKE OUT THAT PART BEFORE SIGNING).

/ / If no TIN(s) or SSN(s) has/have been provided above, I/we have applied, or intend to apply, to the IRS or the Social Security Administration for a TIN or a SSN, and I/we understand that if I/we do not provide either number to CGFSC within 60 days of the date of this application or if I/we fail to furnish my/our correct SSN or TIN, I/we may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9). You may request such form by calling CGFSC at 800-282-4404.

I/We represent that I am/we are of legal age and capacity to purchase shares of the Morgan Stanley Fund, Inc. I/We understand that unless otherwise indicated in this application, my/our investment dealer and I/we will automatically receive telephone exchange and redemption privileges and that Morgan Stanley Fund, Inc. and CGFSC and their directors, officers and employees will not be liable for any loss, liability, cost or expense incurred for acting upon instructions believed to be authentic and in accordance with the procedures set forth in the Prospectus. I/We have received, read and carefully reviewed a copy of the Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund shares are not backed or guaranteed by any bank or insured by the FDIC.

X ---------------------------------------------------------------------------------  Date ---------------------
 Owner Signature
X ---------------------------------------------------------------------------------  Date ---------------------
 Owner Signature

Sign exactly as name(s) of registered owner(s) appear(s) above (including legal title if signing for a corporation, trust custodial account, etc.)

NOTE: THE FOLLOWING SECTION SHOULD BE COMPLETED ONLY IF YOU ARE INVESTING IN THE
      MORGAN STANLEY FUND, INC. THROUGH A PARTICIPATING DEALER (AN INVESTMENT DEALER).

FOR USE BY AUTHORIZED AGENT (PARTICIPATING DEALER) ONLY

We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Morgan Stanley & Co. Incorporated and with the Prospectus and Statement of Additional Information of the Fund. We agree to notify CGFSC of any purchases made under the Letter of Intent or Rights of Accumulation.

-------------------------------------------------------   -------------------------------------------------------
Investment Dealer's Name                                  Representative's Name

-------------------------------------------------------   -------------------------------------------------------
Branch Number                                             Representative's Telephone Number

-------------------------------------------------------
Branch Address

-------------------------------------------------------
City/State/Zip Code

-------------------------------------------------------   -------------------------------------------------------
Branch Telephone Number                                   Investment Dealer's Authorized Signature

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH JURISDICTION.

                           --------------------------

                               TABLE OF CONTENTS

                                                      PAGE
                                                      -----
Fund Expenses....................................
Prospectus Summary...............................
Investment Objectives and Policies...............
Additional Investment Information................
Investment Limitations...........................
Management of the Fund...........................
Portfolio Transactions...........................
Purchase of Shares...............................
Redemption of Shares.............................
Shareholder Services.............................
Performance Information..........................
Dividends and Distributions......................
Taxes............................................
General Information..............................
Appendix A.......................................
New Account Application

                                 MORGAN STANLEY
                             GROWTH AND INCOME FUND
                                 MORGAN STANLEY
                              EUROPEAN EQUITY FUND

                               PORTFOLIOS OF THE

                                 MORGAN STANLEY
                                   FUND, INC.

                                  COMMON STOCK
                               ($.001 PAR VALUE)

                                ---------------
                                   PROSPECTUS
                                ---------------

                               INVESTMENT ADVISER

                                 MORGAN STANLEY
                             ASSET MANAGEMENT INC.

                                  DISTRIBUTOR

                              MORGAN STANLEY & CO.

                                  INCORPORATED

-------------------------------------------
-------------------------------------------
-------------------------------------------
-------------------------------------------

                            MORGAN STANLEY FUND, INC.
                       STATEMENT OF ADDITIONAL INFORMATION


     Morgan Stanley Fund, Inc. (the "Company") is an open-end management investment company. The Company currently consists of twenty-two diversified and non-diversified investment portfolios designed to offer a range of investment choices (each, a "Fund" and collectively, the "Funds"). The Company is designed to make available to retail investors the expertise of Morgan Stanley Asset Management, Inc. ("MSAM") and its affiliate, Miller Anderson & Sherrerd, LLP ("MAS", and each of MSAM and MAS, an "Adviser"). This Statement of Additional Information ("SAI") addresses information of the Company applicable to the Funds. The Morgan Stanley Growth and Income, Morgan Stanley Japanese Equity, Morgan Stanley European Equity and Morgan Stanley Tax-Free Money Market Funds currently are not offering shares.

     This Statement is not a prospectus but should be read in conjunction with the Company's prospectuses (each a "Prospectus" and together, the "Prospectuses"). To obtain the Prospectuses, please call the Morgan Stanley Fund, Inc. Services Group:

                                 1-800-341-2911

                                TABLE OF CONTENTS
                                                                            PAGE
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . . . . . 2
FEDERAL INCOME TAX . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .20
FEDERAL TAX TREATMENT OF FORWARD CURRENCY CONTRACTS
AND EXCHANGE RATE CHANGES. . . . . . . . . . . . . . . . . . . . . . . . . . .23
TAXES AND FOREIGN SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . . .23
PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .25
REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .25
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . .26
DETERMINING MATURITIES OF CERTAIN INSTRUMENTS. . . . . . . . . . . . . . . . .32
MANAGEMENT OF THE COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . .32
PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . .42
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . .42
GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .60
DESCRIPTION OF SECURITIES AND RATINGS. . . . . . . . . . . . . . . . . . . . .61
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .66

Statement of Additional Information dated ____________, 1996, relating to:

     The Prospectus for the Morgan Stanley Global Fixed Income Fund, Morgan Stanley Worldwide High Income Fund and Morgan Stanley High Yield Fund, dated November 1, 1996 (Class A shares, Class B shares and Class C shares).

     The Prospectus for the Morgan Stanley American Value Fund, Morgan Stanley Aggressive Equity Fund and Morgan Stanley U.S. Real Estate Fund, dated November 1, 1996 (Class A shares, Class B shares and Class C shares).

     The Prospectus for the Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley International Magnum Fund and Morgan Stanley Japanese Equity Fund, dated November 1, 1996 (Class A shares, Class B shares and Class C shares).

     The Prospectus for the Morgan Stanley Money Market Fund, Morgan Stanley Tax-Free Money Market Fund and Morgan Stanley Government Obligations Money Market Fund, dated November 1, 1996.

     The Prospectus for the Morgan Stanley Growth and Income Fund and Morgan Stanley European Equity Fund, undated (Class A shares, Class B shares and Class C shares) (not currently offered).

     The Prospectus for the Morgan Stanley Value Fund, Morgan Stanley Equity Growth Fund and Morgan Stanley Mid Cap Growth Fund, dated __________, 1996 (Class A shares, Class B shares and Class C shares).

     The Prospectus for the Morgan Stanley Global Equity Fund, dated ___________, 1996 (Class A shares, Class B shares and Class C shares).

     The Prospectus for the Morgan Stanley Emerging Markets Debt Fund, dated __________, 1996 (Class A shares, Class B shares and Class C shares).

                       INVESTMENT OBJECTIVES AND POLICIES

     The following policies (listed in alphabetical order) supplement the investment objectives and policies set forth in the Company's Prospectuses with respect to the Company's twenty-two Funds: Morgan Stanley Global Fixed Income Fund, Morgan Stanley Worldwide High Income Fund, Morgan Stanley High Yield Fund, Morgan Stanley American Value Fund, Morgan Stanley Aggressive Equity Fund, Morgan Stanley U.S. Real Estate Fund, Morgan Stanley Global Equity Allocation Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley International Magnum Fund, Morgan Stanley Japanese Equity Fund, Morgan Stanley Growth and Income Fund, Morgan Stanley European Equity Fund, Morgan Stanley Equity Growth Fund, Morgan Stanley Global Equity Fund, Morgan Stanley Emerging Markets Debt Fund, Morgan Stanley Mid Cap Growth Fund, Morgan Stanley Value Fund (collectively, the "Non-Money Funds") and Morgan Stanley Money Market Fund, Morgan Stanley Tax-Free Money Market Fund and Morgan Stanley Government Obligations Money Market Fund. For ease of reference, the words "Morgan Stanley," which begin the name of each Fund, are not used hereinafter. MSAM is the Adviser to all of the Funds, except that MAS is the Adviser to the Value and Mid Cap Growth Funds.

EMERGING COUNTRY DEBT SECURITIES

GENERAL. The Emerging Markets Debt Fund's definition of emerging country debt securities includes securities of companies that may have characteristics and business relationships common to companies in a country or countries other than an emerging country. As a result, the value of the securities of such companies may reflect economic and market forces applicable to other countries, as well as to an emerging country. The Adviser believes, however, that investment in such companies will be appropriate because the Portfolio will invest only in those companies which, in its view, have sufficiently strong exposure to economic and market forces in an emerging country such that their value will tend to reflect developments in such emerging country to a greater extent than developments in another country or countries. For example, the Fund may invest in companies organized and located in countries other than an emerging country, including companies having their entire production facilities outside of an emerging country, when securities of such companies meet one or more elements of the Fund's definition of an emerging country debt security and so long as the Adviser believes at the time of investment that the value of the company's securities will reflect principally conditions in such emerging country.

     The Emerging Markets Debt Portfolio is subject to no restrictions on the maturities of the emerging country debt securities it holds; those maturities may range from overnight to 30 years. The value of debt securities held by the Fund generally will vary inversely to changes in prevailing interest rates. The Fund's investments in fixed-rated debt securities with longer terms to maturity are subject to greater volatility than the Fund's investments in shorter-term obligations. Debt obligations acquired at a discount are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which are not subject to such discount.

     Government, government-related and restructured debt securities in emerging markets will consist of (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging countries (including participations in loans between governments and financial institutions), (ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging countries, and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above. Such type of restructuring involves the deposit with or purchase by an entity of specific instruments and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the Investment Company Act of 1940 (the "1940 Act"). As a result, the Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

     Investments in emerging country government debt securities involve special risks. Certain emerging countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

     Debt securities of corporate issuers in emerging countries may include debt securities or obligations issued (i) by banks located in emerging countries or by branches of emerging country banks located outside the country or (ii) by companies organized under the laws of an emerging country. Determinations as to eligibility will be made by the Adviser based on publicly available information and inquiries made to the issuer.

     Ratings of a non-U.S. debt instrument, to the extent that those ratings are undertaken, are related to evaluations of the country in which the issuer of the instrument is located. Ratings generally take into account the currency in which a non-U.S. debt instrument is denominated. Instruments issued by a foreign government in other than the local currency, for example, typically have a lower rating than local currency instruments due to the existence of an additional risk that the government will be unable to obtain the required foreign currency to service its foreign currency-denominated debt. In general, the ratings of debt securities or obligations issued by a non-U.S. public or private entity will not be higher than the rating of the currency or the foreign currency debt of the central government of the country in which the issuer is located, regardless of the intrinsic creditworthiness of the issuer.

BRADY BONDS. The Emerging Markets Debt Fund may invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Fund may purchase Brady Bonds either in the primary or secondary markets. The price and yield of Brady Bonds purchased in the secondary market will reflect the market conditions at the time of purchase, regardless of the stated face amount and the stated interest rate. With respect to Brady Bonds with no or limited collateralization, the Fund will rely for payment of interest and principal primarily on the willingness and ability of the issuing government to make payment in accordance with the terms of the bonds.

     U.S. Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held to the scheduled maturity of the defaulted Brady Bonds by the collateral agent, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of the Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds should be viewed as speculative.

     Brady Plan debt restructuring totalling approximately $73 billion have been implemented to date in Argentina, Bulgaria, Costa Rica, Ecuador, Mexico, Nigeria, the Philippines, Uruguay and Venezuela, with the largest proportion of Brady Bonds having been issued to date by Mexico and Venezuela. Brazil and Poland have announced plans to issue Brady Bonds aggregating approximately $52 billion, based on current estimates. There can be no assurance that the circumstances regarding the issuance of Brady Bonds by these countries will not change.

STRUCTURED SECURITIES. The Emerging Markets Debt Fund may also invest a portion of its assets in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Certain issuers of Structured Securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in these Structured Securities may be limited by restrictions contained in the 1940 Act. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Emerging Markets Debt Portfolio may also invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). The Fund's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. The Fund's investment in Participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation, but even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation impaired. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Adviser to be creditworthy.

     When the Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. The assignability of certain sovereign debt obligations is restricted by the governing documentation as to the nature of the assignee such that the only way in which the Fund may acquire an interest in a loan is through a Participation and not an Assignment. The Fund may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund's securities and calculating its net asset value.

EQUITY-LINKED SECURITIES

     The Value, Mid Cap Growth, Global Equity, Equity Growth, Growth and Income and Aggressive Equity Funds may invest in equity-linked securities, including, among others, PERCS, ELKS, or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. It is not possible to predict how equity-linked securities will trade in the secondary market or whether such market will be liquid or illiquid. The following are three examples of equity-linked securities. The Funds may invest in the securities described below or other similar equity-linked securities.

     There are certain risks of loss of principal in connection with investing in equity-linked securities, as described in the following examples of certain equity-linked securities. Preferred Equity Redemption Cumulative Stock ("PERCS") as described in "Additional Investment Information" in the Prospectus will convert into common stock within three years regardless of the price at which the common stock trades. If the common stock is trading at a price that is at or below the cap, a Fund receives one share of common stock for each PERCS share. If the common stock is trading at a price that is above the cap, the Fund receives less than one share, with the conversion ratio adjusted so that the market value of the common stock received by the Fund equals the cap. Accordingly, a Fund is subject to the risk that if the price of the common stock is above the cap price at the maturity of the PERCS, the Fund will lose the amount of the difference between the price of the common stock and the cap. Such a loss could substantially reduce the Fund's initial investment in the PERCS and any dividends that were paid on the PERCS. PERCS also present risks based on payment expectations. If a PERCS issuer redeems the PERCS, the Fund may have to replace the PERCS with a lower yielding security, resulting in a decreased return for investors.

     The principal amount that Equity-Linked Securities ("ELKS") holders receive at maturity, as described in "Additional Investment Information" in the Prospectus, is based on the price of underlying common stock. If the common stock is trading at a price that is at or below the cap, a Fund receives for each ELKS share an amount equal to the average price of the common stock.
If the common stock is trading at a price that is above the cap, the Fund receives the cap amount. Accordingly, a Fund is subject to the risk that if the price of the common stock is above the cap price at the maturity of the ELKS, the Fund will lose the amount of the difference between the price of the common stock and the cap. Such a loss could substantially reduce the Fund's initial investment in the ELKS and any dividends that were paid on the ELKS. An additional risk is that the issuer may "reopen" the issue of ELKS and issue additional ELKS at a later time or issue additional debt securities or other securities with terms similar to those of the ELKS, and such issuances may affect the trading value of the ELKS.

     The principal amount that Liquid Yield Option Notes ("LYONs") holders receive for LYONs, other than the lower-than-market yield at maturity, as described in "Additional Investment Information" in the Prospectus, is based on the price of underlying common stock. If the common stock is trading at a price that is at or below the purchase price of the LYONs plus accrued original issue discount, a Fund receives only the lower-than-market yield, assuming the LYONs are not in default. If the common stock is trading at a price that is above the purchase price of the LYON's plus accrued original issue discount, the Fund will receive an amount above the lower-than-market yield on the LYONs, based on how well the underlying common stock performs. LYONs also present risks based on payment expectations. If a LYON's issuer redeems the LYONs, the Fund may have to replace the LYONs with a lower yielding security, resulting in a decreased return for investors.

EURODOLLAR AND YANKEE OBLIGATIONS

     Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.

FIRM COMMITMENTS

     Firm commitments for securities include "when-issued" and delayed delivery securities purchased for delivery beyond the normal settlement date at a stated price and yield. While a Fund has firm commitments outstanding, the Fund will maintain in a segregated account cash or liquid securities of an amount at least equal to the purchase price of the securities to be purchased. Normally, the Custodian for a Fund will set aside portfolio securities to satisfy a purchase commitment and, in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that a Non-Money Market Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, it is expected that commitments to purchase "when-issued" securities will not exceed 25% of the value of a Money Market Fund's total assets absent unusual market conditions. When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

     Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. Dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. Dollar depreciates against the value of a major foreign currency such as the Japanese Yen or German Deutschmark. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case where the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the OCC. Unlike foreign currency options issued by the OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to complex political or economic factors.

     Principal exchange rate linked securities are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. Dollar and a particular foreign currency at or about that time. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. Dollar, and is adversely affected by increases in the foreign exchange value of the U.S. Dollar; "reverse" principal exchange rate linked securities are like the "standard" securities, except that their return is enhanced by increases in the value of the U.S. Dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S. Dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

     Performance indexed paper is U.S. Dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is between the U.S. Dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. Dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The U.S. Dollar value of the assets of the Global Equity, Global Equity Allocation, Global Fixed Income, Asian Growth, Emerging Markets, Emerging Markets Debt, Latin American, European Equity, Japanese Equity and International Magnum Funds and to the extent they invest in foreign currencies, the Value, Mid Cap Growth, American Value, Aggressive Equity, Growth and Income, Equity Growth, Worldwide High Income and High Yield Funds may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

     The Funds may enter into forward contracts in several circumstances. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Fund may desire to "lock-in" the U.S. Dollar price of the security or the U.S. Dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. Dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when any of these Funds anticipates that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of such Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. A Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate such Fund to deliver an amount of foreign currency in excess of the value of such Fund's securities or other assets denominated in that currency.

     Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the management of the Company believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the performance of each Fund will thereby be served. Except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, the Company's Custodian will place cash or liquid assets into a segregated account of a Fund in an amount equal to the value of such Fund's total assets committed to the consummation of forward contracts. If the value of the securities placed in the segregated account declines, additional cash or assets will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of such Fund's commitments with respect to such contracts.

     The Funds generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

     If a Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Fund entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Fund would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Funds are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

     In addition, Funds may cross-hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which a portfolio has or expects to have portfolio exposure. These Funds may also engage in proxy hedging, which is defined as entering into positions in one currency to hedge investments denominated in another currency, where two currencies are economically linked. A Fund's entry into forward contracts, as well as any use of proxy or cross hedging techniques, will generally require the Fund to hold liquid securities or cash equal to the Fund's obligations in a segregated account throughout the duration of the contract.

FUTURES CONTRACTS

     The Emerging Markets, Latin American, European Equity, International Magnum, American Value, Aggressive Equity, Growth and Income and Worldwide High Income Funds may enter into securities index futures contracts and options on securities index futures contracts to a limited extent and the Latin American Fund may utilize appropriate interest rate futures contracts and options on interest rate futures contracts to a limited extent. In addition, the Emerging Markets, Latin American, European Equity, American Value, Aggressive Equity, Growth and Income and Worldwide High Income Funds may enter into foreign currency futures contracts and options thereon. The U.S. Real Estate Fund may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and reducing transaction costs. The High Yield, U.S. Real Estate, Emerging Markets Debt, Equity Growth, Global Equity, Value and Mid Cap Growth Funds may also enter into futures contracts for hedging purposes. No Fund will enter into futures contracts or options thereon for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or a specific currency at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, index or currency, traded in the United States are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. Government agency.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currencies, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     The Emerging Markets, Latin American, European Equity, Equity Growth, Emerging Markets Debt, Global Equity, American Value, Aggressive Equity, Growth and Income, Value, Mid Cap Growth and Worldwide High Income Funds may purchase and sell indexed financial futures contracts. An index futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period. Successful use of index futures will be subject to the Adviser's ability to predict correctly movements in the direction of the relevant securities market. No assurance can be given that the Adviser's judgment in this respect will be correct.

     The Emerging Markets, Latin American, European Equity, American Value, Equity Growth, Emerging Markets Debt, Global Equity, Aggressive Equity, Growth and Income, Value, Mid Cap Growth and Worldwide High Income Funds may sell indexed financial futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its portfolio that might otherwise result. If the Adviser believes that a portion of a Fund's assets should be invested in emerging country securities but such investments have not been fully made and the Adviser anticipates a significant market advance, the Fund may purchase index futures in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities that it intends to purchase. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the futures position but, under unusual market conditions, a futures position may be terminated without the corresponding purchase of such securities.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold for prices that may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked-to-market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of an additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on its margin deposits.

     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the underlying securities with futures contracts that they trade, and use futures contracts with the expectation of realizing profits from market fluctuations. The Funds intend to use futures contracts only for hedging purposes.

     Regulations of the CFTC applicable to the Funds require generally that all futures transactions constitute bona fide hedging transactions. A Fund may engage in futures transactions for other purposes so long as the aggregate initial margin and premiums required for such transaction will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Funds will only sell futures contracts to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Funds expect that approximately 75% of their respective futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control a Fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. In addition to the limits imposed under CFTC regulations, described above, the Emerging Markets, Latin American, European Equity, American Value, Aggressive Equity, Growth and Income and Worldwide High Income Funds will not enter into futures contract transactions to the extent that the Fund's outstanding obligations to purchase securities under futures contracts and options would exceed 20% of its total assets. The Emerging Markets Debt, Equity Growth, Global Equity, Value and Mid Cap Growth Funds will not enter into futures contracts to the extent that their outstanding obligations to purchase securities under these contracts in combination with their outstanding obligations with respect to options transactions would exceed 50% of their total assets. Each such Fund will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the SEC's position on asset coverage.

     RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet its daily margin requirement at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

     Each Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds engage in futures strategies only for hedging purposes, the Adviser does not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. The Fund would presumably have sustained comparable losses if, instead of the futures contract, the Fund had invested in the underlying security or currency and sold it after the decline.

     Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities or currencies being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FOREIGN CURRENCIES

     The Emerging Markets, Latin American, European Equity, American Value, Global Equity, Emerging Markets Debt, Equity Growth, Aggressive Equity, Growth and Income, Value, Mid Cap Growth and Worldwide High Income Funds may attempt to accomplish objectives similar to those described above with respect to forward foreign currency exchange contracts and futures contracts for currency by means of purchasing put or call options on foreign currencies on exchanges. A put option gives a Fund the right to sell a currency at the exercise price until the expiration of the option. A call option gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

     The Funds noted above may purchase and write options on foreign currencies in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, the Funds may purchase put options on the foreign currency. If the value of the currency does decline, the Funds will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on their portfolios which otherwise would have resulted. Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Funds may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Funds derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Funds could sustain losses on transactions in foreign currency options which would require them to forego a portion or all of the benefits of advantageous changes in such rates.

     Funds may write options on foreign currencies for the same purposes.
For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     Funds may only write covered call options on foreign currencies. A call option written on a foreign currency by the portfolio is "covered" if the Fund owns the underlying foreign currency covered by the call, an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) or upon conversion or exchange of other foreign currency held in its portfolio. A written call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or other liquid securities in a segregated account with the Custodian, or (c) maintains in a segregated account cash or other liquid securities in an amount not less than the value of the underlying foreign currency in U.S. Dollars, marked-to-market daily.

     Funds may also write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. Dollar value of a security which the portfolio owns or has the right to acquire due to an adverse change in the exchange rate and which is denominated in the currency underlying the option. In such circumstances, the Fund will either "cover" the transaction as described above or collateralize the option by maintaining in a segregated account with the Custodian, cash or other liquid securities in an amount not less than the value of the underlying foreign currency in U.S. Dollars marked-to-market daily.

     Funds may combine forward contracts with investments in securities denominated in other currencies in order to achieve desired credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign bond, a Fund may purchase a U.S. dollar-denominated security and at the same time enter into a forward contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to lock in the foreign currency value of the security and adopt a synthetic position reflecting the credit quality of the U.S. dollar-denominated security.

     The Custodian of the Funds will place cash or other liquid assets into a segregated account of a Fund in an amount equal to the value of such Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or liquid assets will be placed in the account on a daily basis so that the value of the account will be at least equal to the amount of such Fund's commitments with respect to such contracts.


OPTIONS TRANSACTIONS

     The Emerging Markets, Equity Growth, Emerging Markets Debt, Value, Latin American, European Equity, International Magnum, Aggressive Equity, Global Equity, U.S. Real Estate, Growth and Income, Mid Cap Growth and Worldwide High Income Funds may write (i.e., sell) covered call options which give the purchaser the right to buy the underlying security covered by the option from the Fund at the stated exercise price. A "covered" call option means that so long as a Fund is obligated as the writer of the option, it will own (i) the underlying securities subject to the option, or (ii) securities convertible or exchangeable without the payment of any consideration into the securities subject to the option.

     A Fund will receive a premium from writing call options, which increases the Fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, a Fund will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. Thus, in some periods a Fund will receive less total return and in other periods greater total return from writing covered call options than it would have received from its underlying securities had it not written call options.

     A Fund may sell put options to receive the premiums paid by purchasers and to close out a long put option position. In addition, when the Adviser wishes to purchase a security at a price lower than its current market price, a Fund may write a covered put at an exercise price reflecting the lower purchase price sought.

     A Fund may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. A Fund may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Fund would incur no additional loss. A Fund may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on a Fund's ability to purchase call and put options.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor of credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Options will be satisfied. The staff of the SEC currently takes the position that OTC Options purchased by a Fund or sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid unless the Fund has entered into a special arrangement to dispose of the security, and are subject to the Fund's limitation on investing in illiquid securities.

     Investments in options involve some of the same considerations that are involved in connection with investments in futures contracts (e.g., the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying security or contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract or securities, an option may or may not be less risky than ownership of the futures contract or actual securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract or securities. In the opinion of the Adviser, the risk that a Fund will be unable to close out an options contract will be minimized by only entering into options transactions for which there appears to be a liquid secondary market.

COMBINED TRANSACTIONS

     Funds may enter into multiples of the forwards, futures and options transactions described above in which they are permitted to engage, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions, instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of the Fund to do so. A combined transaction, while part of a single strategy, may contain elements of risk that are present in each of its component transactions and will be structured in accordance with applicable Securities and Exchange Commission (the "SEC") regulations and SEC staff guidelines.

RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES

     Options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchase of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effect of other political and economic events. In addition, exchange-traded options of foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

     In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decision, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

GLOBAL INVESTING

     Investors should recognize that investing in foreign securities involves special considerations which are not typically associated with investing in domestic securities. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of certain Funds permit entering into forward foreign currency exchange contracts in order to hedge holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic issuers, there may be less publicly available information about certain foreign securities than about domestic securities. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries.

     Although Funds will endeavor to achieve most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. In addition, it is expected that the expenses for custodian arrangements of a Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the U.S. securities of equal value.

     Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

INVESTMENT COMPANY SECURITIES

The 1940 Act, generally prohibits a Fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund's total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits the Fund from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered close-end investment company. The Fund may not purchase shares of any affiliated investment company except as permitted by a rule or order of the SEC.

LOAN PARTICIPATIONS AND ASSIGNMENTS

     The Worldwide High Income Fund and Emerging Markets Debt Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). A Fund's investments in Loans are expected in most instances to be in the form of participations in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, a Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of the Participations being subject to the credit risk of the Lender with respect to the Participations, but even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participations may be delayed and the assignability of the Participations impaired. A Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Adviser to be creditworthy.

     When a Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to these securities for purposes of valuing the Fund's portfolio and calculating its net asset value.

MORTGAGE-RELATED DEBT SECURITIES

     Mortgage-related debt securities represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Each mortgagor's monthly payment to his lending institution on his residential mortgage is "passed-through" to investors. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions which originate mortgages for the pools are subject to certain standards, including credit and underwriting criteria for individual mortgages included in the pools.

     The coupon rate of interest on mortgage-related securities is lower than the interest rates paid on the mortgages included in the underlying pool, but only by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor of payment of the securities for the guarantee of the services of passing through monthly payments to investors. Actual yield may vary from the coupon rate, however, if mortgage-related securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that mortgages in the underlying pool are prepaid as noted above. In addition, interest on mortgage-related securities is earned monthly, rather than semi-annually as is the case for traditional bonds, and monthly compounding may tend to raise the effective yield earned on such securities.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

     The International Magnum Fund seeks to achieve its objective by investing primarily in equity securities of non-U.S. issuers in accordance with the EAFE country (defined below) weightings determined by the Adviser. After establishing regional allocation strategies, the Adviser then selects equity securities among issuers of a region. The Fund invests in countries (each an "EAFE country") comprising the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index (the "EAFE Index.")

     The EAFE Index is one of seven International Indices, twenty National Indices and thirty-eight Industry Indices making up the Morgan Stanley Capital International Indices. The Morgan Stanley Capital International EAFE Index is based on the share prices of 1,066 companies listed on the stock exchanges of Europe, Australia, New Zealand and the Far East. "Europe" includes Austria, Belgium, Denmark, Finland, France, Germany, Italy, The Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. "Far East" includes Japan, Hong Kong and Singapore/Malaysia.

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX

     The investment objective of the Global Equity Allocation Fund is to provide long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Adviser and with stock selection within each country designed to replicate a broad market index. The Adviser determines country allocations for the Fund on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Fund will invest in the United States and industrialized countries throughout the world that comprise the Morgan Stanley Capital International World Index (the "World Index"). The World Index is one of seven International Indices, twenty National Indices and thirty-eight International Industry Indices making up the Morgan Stanley Capital International Indices.

     The World Index is based on the share prices of companies listed on the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore/Malaysia, Spain, Sweden, Switzerland, the United Kingdom and the United States.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS

     For purposes of the Funds' investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Investments in bank obligations will include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. The Money Market Funds will invest in U.S. Dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied.

PORTFOLIO TURNOVER

     It is anticipated that the annual portfolio turnover rate for each of the Funds, except the Growth and Income and Aggressive Equity Funds, will not exceed 100%, although in any particular year, market conditions could result in portfolio activity at a greater or lesser rate than anticipated. High rates of portfolio turnover necessarily result in correspondingly heavier brokerage and portfolio trading costs which are paid by the Funds. In addition to portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. See "Taxes" in the Prospectus for more information on taxation. The portfolio turnover rate for a year is the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the Fund for the year, excluding securities with maturities of one year or less. The rate of portfolio turnover will not be a limiting factor when a Fund deems it appropriate to purchase or sell securities for the portfolio.
However, the U.S. federal tax requirement that a Fund derive less than 30% of its gross income from the sale or disposition of securities held less than three months may limit the Fund's ability to dispose of its securities. See "Federal Income Tax." The tables set forth in the Prospectus under "Financial Highlights" present each of the Non-Money Market Funds historical portfolio turnover ratios.

REPURCHASE AGREEMENTS

     The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the

Custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. The term of a repurchase agreement is usually from overnight to one week, and never exceeds one year. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS


     A reverse repurchase agreement involves the sale of securities held by a Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act. While reverse repurchase transactions are outstanding, the Funds will maintain in a segregated account cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

SECURITIES LENDING

     Each Fund may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. Each Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act, or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. Government having a value at all times not less than 100% of the value of the securities loaned, including accrued interest, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, and (d) the Fund receive reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Directors.

     At the present time, the Staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

STAND-BY COMMITMENTS

     A Fund may enter into stand-by commitments with respect to obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities (collectively, "Municipal Obligations") held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase, at a Fund's option, a specified Municipal Obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

     The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of that Fund's total assets calculated immediately after each stand-by commitment is acquired.

     The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks and otherwise satisfy applicable quality standards. The Funds' reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment.

     The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their right thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligation which will continue to be valued in accordance with the amortized cost method. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by that Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

STRIPPED MORTGAGE-BACKED SECURITIES

     Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, certain of these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

SWAP CONTRACTS

     The Global Equity, Emerging Markets Debt, Equity Growth, Value and Mid Cap Growth Funds may enter into Swap Contracts. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes currencies, fixed interest rates, prices, total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Fund may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. The currency swaps in which a Fund may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

     The swaps in which the noted Funds may engage also include rate caps, floors and collars under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

     Funds will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities, to avoid any potential leveraging of the Fund. To the extent that these swaps, caps, floors, and collars are entered into for hedging purposes, the Adviser believes such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. Funds may enter into OTC Derivatives transactions (Swaps, Caps, Floors, Puts, etc., but excluding foreign exchange contracts) with counterparties that are approved by the Adviser in accordance with guidelines established by the Board of Directors. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties with ratings below AA.

     The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the portfolio would be less favorable than it would have been if this investment technique were not used.

TEMPORARY INVESTMENTS

    When the Adviser deems that market conditions are such that a temporary defensive approach is warranted, the Global Equity, Emerging Markets Debt, Equity Growth, Value, and Mid Cap Growth Funds may invest up to 100% of their assets in money market instruments or any fixed income securities in which they are permitted to invest.

U.S. GOVERNMENT OBLIGATIONS

     Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, International Bank for Reconstruction and Development (the "World Bank"), the Asian-American Development Bank and the Inter-American Development Bank.

VARIABLE RATE DEMAND INSTRUMENTS

     Variable rate demand instruments held by each Money Market Fund may have maturities of more than 397 days, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding 397 days, upon giving the prescribed notice (which may not exceed 30 days), and
(ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 397 days. In determining the weighted average maturity of a Fund and whether a variable rate demand instrument has a remaining maturity of 397 days or less, each instrument will be deemed by the Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining whether an unrated variable rate demand instrument is of comparable quality at the time of purchase to instruments rated "high quality," the Adviser will follow guidelines adopted by the Company's Board of Directors.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

    Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. Each Fund will maintain with the appropriate Custodian a separate account with a segregated portfolio of cash or liquid securities in an amount at least equal to these commitments. It is possible that the market value at the time of settlement would be higher or lower than the purchase price if the general level of interest rates has changed.

ZERO COUPON BONDS

     Zero coupon bonds is a term used to describe notes and bonds which have been stripped of their unmatured interest coupons, or the coupons themselves, and also receipts or certificates representing interest in such stripped debt obligations and coupons. The timely payment of coupon interest and principal on zero coupon bonds issued by the U.S. Treasury remains guaranteed by the "full faith and credit" of the United States Government.

     A zero coupon bond does not pay interest. Instead, it is issued at a substantial discount to its "face value"--what it will be worth at maturity.
The difference between a security's issue or purchase price and its face value represents the imputed interest an investor will earn if the security is held until maturity. For tax purposes, a portion of this imputed interest is deemed to be income received by zero coupon bondholders each year. Each Fund, which expects to qualify as a regulated investment company, intends to pass along such interest as a component of the Fund's distributions of net investment income.

     Zero coupon bonds may offer investors the opportunity to earn higher yields than those available on U.S. Treasury bonds of similar maturity. However, zero coupon bond prices may also exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest is returned to the investor.

     Zero Coupon Treasury Bonds are sold under a variety of different names, such as: Certificate of Accrual on Treasury Securities ("CATS"), Treasury Receipts ("TRs"), Separate Trading of Registered Interest and Principal of Securities ("STRIPS") and Treasury Investment Growth Receipts ("TIGERS").

                               FEDERAL INCOME TAX

     The following is only a summary of certain additional federal tax considerations generally affecting the Company and its shareholders that are not
described in the Company's prospectuses.   No attempt is made to present a
detailed explanation of the federal, state or local tax treatment of the Company or its shareholders, and the discussion here and in the Company's prospectuses are not intended as a substitute for careful tax planning.

     Each Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Code") generally will be applied to each Fund separately, rather than to the Company as a whole. Each Fund intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under subchapter M of the Code.

     The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Legislation and administrative changes or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     In order to qualify for the special tax treatment afforded to RICs under Subchapter M of the Code, each Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, gains from options, futures and forward contracts (the "90% Gross Income Test"); (b) derive less than 30% of its gross income each taxable year from the sale or other disposition of (i) stocks or securities, (ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) and (iii) foreign currencies (or options, futures or forward contracts on foreign currencies), but only if not directly related to the Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities) held less than three months (the "Short-Short Gain Test"), and (c) diversify its holdings so that, at the end of each fiscal quarter of the Company's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, United States Government securities, securities of other RICs, and other securities and cash items, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses (other than U.S. Government securities or the securities of other RICs). For purposes of the 90% gross income requirement described above, foreign currency gains may be excluded by regulation from income that qualifies under the 90% requirement.

     In addition to the requirements described above, in order to qualify as a RIC, a Fund must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and net short-term capital gains less operating expenses) to shareholders. If a Fund meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

     If a Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such case, distributions (including capital gain distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits and such distributions generally will be eligible for the corporate dividends received deductions.

     Each Fund will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Fund will pay federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Fund as a credit against their federal income tax liability.

     A gain or loss realized by a shareholder on the sale or exchange of shares of a Fund held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

     Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

     Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions and redemptions) paid to shareholders who have not certified on the Account Registration Form or on a separate form supplied by the Fund, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.

ADDITIONAL CONSIDERATIONS FOR THE TAX-FREE MONEY MARKET FUND

     In order for the Tax-Free Money Market Fund to pay exempt interest dividends during any taxable year, at the close of each quarter of its taxable year at least 50% of the value of the Fund's assets must consist of certain tax-exempt obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder's gross income for regular federal income tax purposes. Exempt-interest dividends may, however, be subject to the alternative minimum tax (the "AMT") imposed by Section 55 and, in the case of corporate taxpayers, the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The AMT and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the AMT and the Environmental Tax) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the AMT and the Environmental Tax.

     The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter

S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% (depending on the taxpayer's income) of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual depending upon the individual's "modified adjusted gross income" (which includes exempt-interest dividends).

     The Tax-Free Money Market Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use such a facility in their trade or business. Such entities or persons should consult their tax advisors before purchasing shares of this Fund.

     Issuers of bonds purchased by the Tax-Free Money Market Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

     Distributions of net investment income received by the Tax-Free Money Market Fund from investments in debt securities (other than interest on tax-exempt Municipal Obligations) and any net short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporate shareholders. Although the Tax-Free Money Market Fund generally does not expect to receive net investment income other than Tax-Exempt Interest, up to 20% of the net assets of the Fund may be invested in Municipal Obligations that do not bear Tax-Exempt Interest, and any taxable income recognized by the Fund will be distributed and taxed to its shareholders.

FOREIGN INCOME TAX

     It is expected that each Fund will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, if any, and a Fund may be subject to foreign income or other taxes with respect to other income. So long as more than 50% in value of a Fund's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat certain foreign income taxes imposed on it under U.S. federal income tax law as paid directly by its shareholders. A Fund will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If a Fund makes the election, shareholders will be required to include in income their proportionate shares of the amount of foreign income taxes treated as imposed on the Fund and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction for their shares of the foreign income taxes in computing their federal income tax liability. (No deductions will be allowed in computing alternative minimum tax liability.)

     Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to foreign source taxable income. For this purpose, the portion of dividends and distributions paid by a Fund from its foreign source income will be treated as foreign source income. A Fund's gains from the sale of securities will generally be treated as derived from U.S. sources and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from a Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations as individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by a Fund.

     The foregoing is only a general description of the treatment of foreign income taxes under the U.S. federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

                        FEDERAL TAX TREATMENT OF FORWARD
                  CURRENCY CONTRACTS AND EXCHANGE RATE CHANGES

     Except for certain hedging transactions, each Fund is required for federal income tax purposes to recognize as gain or loss for each taxable year its net unrealized gains and losses on certain forward currency and futures contracts as of the end of each taxable year, as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a regulated futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gain or loss attributable to a foreign currency forward contract is treated as 100% ordinary income. Furthermore, forward currency futures contracts which are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     Any net gain realized from the closing out of futures contracts will generally be qualifying income for purposes of the 90% Gross Income test. In order to satisfy the Short-Short Gain test, however, a Fund will have to avoid realizing gains on futures contracts and certain forward contracts held less than three months and may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains of such contracts that have been open for less than three months as of the end of a Fund's taxable year and which are treated as recognized for tax purposes at the end of the taxable year will not be considered gains on securities held less than three months for purposes of the Short-Short Gain test.

     Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses increase or decrease the amount of a Fund's net investment income, if any, available to be distributed to its shareholders as ordinary income.

                         TAXES AND FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, foreign corporation, or foreign partnership ("Foreign Shareholder") depends on whether the income from the Company is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Company is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of ordinary income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from United States federal income tax on gains realized on the sale of shares of the Company, distributions of net long-term capital gains, and amounts retained by the Company which are designated as undistributed capital gains.

     If the income from the Company is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions of net investment income and net long-term capital gains, and any gains realized upon the sale of shares of the Company, will be subject to U.S. federal income tax at the rates applicable to United States citizens and residents or domestic corporations.

     The Company may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

     The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Company.

                               PURCHASE OF SHARES

     For Class A shares of the Non-Money Funds, the purchase price of shares is based upon the net asset value per share plus the applicable sales charge, if any, next determined after the purchase order is received. Class B shares and Class C shares of the Non-Money Funds may be purchased at the net asset value per share next determined after the purchase order is received. For all classes of such Funds an order received prior to the regular close of the New York Stock Exchange (the "NYSE") (currently, 4:00 p.m., Eastern Time) will be executed at the price computed on the date of receipt; and an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open. The purchase price of shares of the Non-Money Funds is based on such price as further described in the Prospectuses under "Purchase of Shares." Class A shares of the Non-Money Funds purchased without an initial sales charge that are redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC"), certain Class B shares of the Non-Money Funds that are redeemed within six years of purchase are subject to a CDSC of up to 5.00% and certain Class C shares of the Non-Money Funds that are redeemed within one year of purchase are subject to a 1.00% CDSC, as described in the Prospectus under "Purchase of Shares." The initial sales charge and CDSC are not applicable to shares of any class of any Non-Money Market Fund purchased through the automatic reinvestment of dividends or distributions paid by any Fund.

     The price of shares of the Money Market Funds is the net asset value per share next determined after Federal Funds are available to such Fund. A purchase of a Money Market Fund's shares by check is credited to the shareholder's account at the price next determined after receipt of Federal Funds on the day of receipt and will begin receiving dividends the following day.

     Shares of the Company may be purchased on any day the NYSE is open, except that shares of the Money Market Funds may be purchased on any day when both the NYSE and the Federal Reserve Banks are open. The NYSE is closed when the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively. Federal Reserve Banks are closed on Martin Luther King Day, Columbus Day and Veterans Day, in addition to such NYSE holidays.

     Each Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Company, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of a Fund's shares.

                              REDEMPTION OF SHARES

     Each Fund may suspend redemption privileges or postpone the date of payment
(i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit. Additionally, if the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to payment wholly or partly in cash, the Company may pay the redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities held by the Funds in lieu of cash in conformity with applicable rules of the SEC. Shareholders may incur brokerage charges upon the sale of portfolio securities so received in payment of redemptions.

     Any redemption may be more or less than the shareholder's cost depending on, among other factors, the market value of the securities held by the Fund(s). Class A shares of the Non-Money Funds purchased without an initial sales charge due to the size of the purchase that are redeemed within one year of purchase are subject to a 1.00% CDSC, certain Class B shares of the Non-Money Funds that are redeemed within six years of purchase are subject to a CDSC of up to 5.00% that decreases to 0% after six years, and certain Class C shares of the Non-Money Funds that are redeemed within one year of purchase are subject to a 1.00% CDSC as described in the Prospectus under "Purchase of Shares." Such initial sales charge and CDSC are not applicable to shares of any class of any Fund purchased through the automatic reinvestment of dividends or distributions paid by any Fund.

     To protect your account and the Company from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Company to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and (2) share transfer requests.

     Eligible signature guarantor institutions generally include banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, provided that the institution is a member of the Securities Transfer Agents Medallion Program or another recognized signature guarantee program. Notaries public are not acceptable guarantors.

     The signature guarantees must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Company are also being redeemed, on the letter or stock power.

     Redemption of shares held in broker street name may not be accomplished by mail or telephone as described above. Shares held in broker street name may be redeemed only by contacting the investment dealer, bank or financial services firm ("Participating Dealer") that handles your account.

                             INVESTMENT LIMITATIONS

     Each current Fund of the Company has adopted certain investment policies which are either fundamental investment limitations or non-fundamental investment limitations. Fundamental investment limitations may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Non-fundamental investment limitations may be changed by the Board of Directors of the Company.

     For the purpose of adopting investment limitations the current Funds have been divided into three separate groups, which limitations apply only to the Funds that form a part of that group. The groups are comprised as follows:

Category I Funds:   Global Fixed Income, Worldwide High Income, High Yield,
                    American Value, Aggressive Equity, U.S. Real Estate, Global
                    Equity Allocation, Asian Growth, Emerging Markets, Latin
                    American, International Magnum, Japanese Equity, Growth and
                    Income and European Equity Funds.

Category II Funds:  Equity Growth, Global Equity, Emerging Markets Debt,  Mid
                    Cap Growth and Value Funds.

Money Market Funds: Money Market, Tax-Free Money Market and Government
                    Obligations Money Market Funds.

CATEGORY I FUNDS

The following are fundamental investment limitations with respect to the Category I Funds. No Category I Fund will:

     (1) invest in commodities, except that each of the Emerging Markets Fund, Latin America Fund, European Equity Fund, American Value Fund, Aggressive Equity Fund, Growth and Income and Worldwide High Income Fund may invest in futures contracts and options to the extent that not more than 5% of its total assets are required as deposits to secure obligations under futures contracts and not more than 20% of its total assets are invested in futures contracts and options at any time;

     (2) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate, and except that the U.S. Real Estate Fund may invest in real estate limited partnership interests, but may not invest in such interests that are not publicly traded;

     (3)  underwrite the securities of other issuers;

     (4) invest for the purpose of exercising control over management of any company;

     (5) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     (6) except with respect to the Latin America Fund and U.S. Real Estate Fund, acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     (7) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases;

     (8) purchase on margin or sell short except as specified above in (1) and except that the Emerging Markets Fund, Latin America Fund, European Equity Fund, Aggressive Equity Fund and Worldwide High Income Fund may enter into short sales in accordance with its investment objective and policies;

     (9) purchase or retain securities of an issuer if those officers and Directors of the Company or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (10) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 10% of the Fund's total assets valued at the lower of market or cost and a Fund may not purchase additional securities when borrowings exceed 5% of total assets, except that the Worldwide High Income Fund, Latin America Fund and Growth and Income Fund may enter into reverse repurchase agreements in accordance with its investment objective and policies and except that each of the Latin America Fund, Aggressive Equity Fund, Value Fund and Worldwide High Income Fund may borrow amounts up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing;

     (11) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except that each of the Latin American, Aggressive Equity and Worldwide High Income Funds may pledge, mortgage or hypothecate its assets to secure borrowings in amounts up to 33 1/3% of its assets (including the amount borrowed);

     (12) invest more than an aggregate of 15% of the total assets of the Fund, determined at the time of investment, in illiquid assets, including repurchase agreements having maturities of more than seven days or invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Fund's total assets would be invested in these time deposits; provided, however, that no Fund shall invest more than 10% of its total assets in securities subject to legal or contractual restrictions on resale;

     (13) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

     (14) issue senior securities;

     (15) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation described in (12) above) which are publicly distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder;

     (16) except for the Global Fixed Income Fund, Emerging Markets Fund, Latin America Fund, Aggressive Equity Fund and U.S. Real Estate Fund, purchase more than 10% of any class of the outstanding securities of any issuer; and

     (17) except for the Global Fixed Income Fund, Emerging Markets Fund, Latin America Fund and U.S. Real Estate Fund, purchase securities of an issuer (except obligations of the U.S. Government and its instrumentalities) if as the result, with respect to 75% of its total assets, more than 5% of the Funds total assets, at market value, would be invested in the securities of such issuer.

The following are non-fundamental investment limitations with respect to the Category I Funds. As a matter of non-fundamental policy, no Category I Fund will:

     (1) purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such derivative securities will exceed 5% of its respective total assets except that the Emerging Markets, Latin American, European Equity, Aggressive Equity, Growth and Income and Worldwide High Income Funds may purchase puts and calls on foreign currencies and may write covered call options in accordance with its investment objective and policies;

     (2) purchase warrants if, by reason of such purchase, more than 5% of the value of the Fund's net assets would be invested in warrants valued at the lower of cost or market. Included in this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on a nationally recognized stock exchange;

     (3)  invest in oil, gas or other mineral leases; and

     (4) invest in illiquid securities, except the Emerging Markets Fund may invest up to 25% of its total assets in privately placed securities, provided that it may not invest more than 15% of its total assets in illiquid securities, including securities for which there is no readily available market, and provided further that it will not invest more than 10% of its total assets in securities which are restricted from sale to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), except securities that are not registered under the 1933 Act but that can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act.

     Each of the Global Fixed Income, Latin American, Aggressive Equity and U.S. Real Estate Funds will diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities).

     The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Funds of the Company may adopt different limitations.

CATEGORY II FUNDS

The following are fundamental investment limitations with respect to the Category II Funds. No Category II Fund will:

     (1) invest in physical commodities or contracts on physical commodities, except that any Fund may acquire physical commodities as a result of ownership of securities or other instruments and may purchase or sell options or futures contracts or invest in securities or other instruments backed by physical commodities;

     (2) purchase or sell real estate, although each Fund may purchase and sell securities of companies which deal in real estate, other than real estate limited partnerships, and may purchase and sell marketable securities which are secured by interests in real estate;

     (3) make loans except: (i) by purchasing debt securities in accordance with their respective investment objectives and policies, or entering into repurchase agreements, subject to the limitations described in non-fundamental investment limitation (8) below, (ii) by lending their portfolio securities, and (iii) by lending portfolio assets to other Funds, banks, brokers, dealers and other financial institutions, so long as such loans are not inconsistent with the 1940 Act, the rules, regulations, interpretations or orders of the SEC and its staff thereunder;

     (4) except for the Emerging Markets Debt Fund, with respect to 75% of each Fund's assets, purchase a security if, as a result, the Fund would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any issuer;

     (5) except for the Emerging Markets Debt Fund, with respect to 75% of each Fund's assets, purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets, taken at market value at the time of such investment, would be invested in the securities of such issuer except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (6) borrow money, except (i) as a temporary measure for extraordinary or emergency purposes, and (ii) in connection with reverse repurchase agreements, provided that (i) and (ii) in combination do not exceed 33 1/3% of the Fund's total assets (including the amount borrowed) less liabilities (exclusive of borrowings) and except that the Emerging Markets Debt Fund may borrow from banks and other entities in an amount not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities in accordance with its investment objective and policies;

     (7) underwrite the securities of other issuers (except to the extent that a Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the disposition of restricted securities);

     (8) except for the Emerging Markets Debt Fund, acquire any securities of companies within one industry, if as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, when any such Fund adopts a temporary defensive position; and

The following are non-fundamental investment limitations with respect to the Category II Funds. As a matter of non-fundamental policy, no Category II Fund will:

     (1) enter into futures contracts to the extent that each Fund's outstanding obligations to purchase securities under these contracts in combination with its outstanding obligations with respect to options transactions would exceed 50% of each Fund's total assets, and will maintain assets sufficient to meet its obligations under such contracts in a segregated account with the custodian bank or will otherwise comply with the SEC's position on asset coverage;

     (2) write put or call options except to the extent described above in (1);

     (3) purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, provided that each Fund may make margin deposits in connection with transactions in options, futures, and options on futures;

     (4) sell short unless, by virtue of its ownership of other securities, each respective Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Emerging Markets Debt Fund may from time to time sell securities short without limitation but consistent with applicable legal requirements as stated in its Prospectus; provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

     (5) purchase or retain securities of an issuer if those Officers and Directors of the Company or any of its investment advisers owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (6) borrow money other than from banks or other Funds of the Company, provided that a Fund may borrow from banks or other Funds of the Company so long as such borrowing is not inconsistent with the 1940 Act or the rules, regulations, interpretations or orders of the SEC and its staff thereunder; or, except for the Emerging Markets Debt Fund, purchase additional securities when borrowings exceed 5% of total assets;

     (7) pledge, mortgage or hypothecate assets in an amount greater than 10% of its total assets in the case of the Equity Growth, Global Equity and Emerging Markets Debt Funds or 50% of its total assets in the case of the Mid Cap Growth and Value Funds, provided that each Fund may segregate assets without limit in order to comply with the requirements of Section 18(f) of the 1940 Act and applicable rules, regulations or interpretations of the SEC and its staff;

     (8) invest more than an aggregate of 15% of the net assets of the Fund, determined at the time of investment, in illiquid securities provided that this limitation shall not apply to any investment in securities that are not registered under the 1933 Act but that can be sold to qualified institutional investors in accordance with Rule 144A under the 1933 Act and are determined to be liquid securities under guidelines or procedures adopted by the Board of Directors;

     (9) invest for the purpose of exercising control over management of any company;

     (10) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

     (11) in the case of the Equity Growth, Global Equity, and Emerging Markets Debt Funds, make loans as described in fundamental investment limitations 3(ii) and 3(iii), above, in an amount exceeding 33 1/3% of its total assets; and

     (12) in the case of the Emerging Markets Debt Fund, purchase a security if, as a result, with repect to 50% of its assets, it would hold more than 10% of the outstanding voting securities of an issuer or have more than 5% of its total assets invested in securities of an issuer or, with respect to 100% of its assets, it would have more than 25% of its total assets invested in securities of the issuer, except that these limitations do not apply to investments in U.S. Government securities.

Unless otherwise indicated, if a percentage limitation on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or total cost of the Fund's assets will not be considered a violation of the restriction, and the sale of securities will not be required.

MONEY MARKET FUNDS

The following are fundamental investment limitations with respect to the Money Market Funds. No Money Market Fund will:

     (1)  invest in commodities;

     (2) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

     (3)  underwrite the securities of other issuers;

     (4) invest for the purpose of exercising control over management of any company;

     (5) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation, except that the Tax-Free Money Market Fund may not invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations;

     (6) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Fund's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (in the case of the Money Market Fund) instruments issued by U.S. banks or their domestic branches;

     (7) write or acquire options or interests in oil, gas or other mineral exploration or development programs or leases;

     (8) issue senior securities or borrow money, except for borrowing money from banks for temporary purposes or (with respect to the Money Market Fund and Government Obligations Fund) for reverse repurchase agreements, and then in amounts not in excess of 10% of the value of the Fund's total assets at the time of such borrowing, and only if after such borrowing there is asset coverage of at least 300% for all borrowings of the Fund; or mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Fund, any assets except as may be necessary in connection with permitted borrowings and then, in amounts not in excess of 10% of the value of the Fund's total assets at the time of the borrowing; or purchase portfolio securities while borrowings in excess of 5% of the Fund's net assets are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Fund's securities by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient.);

     (9) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions;

     (10) make short sales of securities or maintain a short position or write or sell puts, calls, straddles, spreads or combinations thereof;

     (11) with respect to the Money Market Fund, invest in other investment companies except to the extent permitted by the 1940 Act, provided that the Fund may invest only in investment companies that are unaffiliated with the Fund; and with respect to the Tax-Free Money Market Fund and Government Obligations Money Market Fund, invest more than 10% of the value of the Fund's assets in other investment companies that are unaffiliated with the Fund and then no more than 5% of the Fund's assets may be invested in any one money market fund;

     (12) with respect to the Money Market Fund, purchase any securities other than Money-Market Instruments, some of which may be subject to repurchase agreements, but the Fund may make interest-bearing savings deposits in amounts not in excess of 5% of the value of the Fund's assets and may make time deposits;

     (13) with respect to the Tax-Free Money Market Fund, under normal market conditions invest less than 80% of its net assets in securities the interest on which is exempt from the regular federal income tax and does not constitute an item of tax preference for purposes of the federal alternative minimum tax ("Tax-Exempt Interest");

     (14) with respect to the Government Obligations Money Market Fund, purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements relating to such obligations. There is no limit on the amount of the Fund's assets which may be invested in the securities of any one issuer of obligations that the Fund is permitted to purchase;

     (15) purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or securities subject to unconditional demand features issued by a non-controlled person) if immediately after and as a result at the time of purchase more than 5% of the Fund's total assets would be invested in the securities of such issuer; except that, under applicable regulations, the Fund may invest more than 5% of its total assets in any one issuer for up to three business days;

     (16) enter into repurchase agreements with more than seven days maturity if, as a result, more than 10% of the value of its net assets would be invested in these agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; and

     (17) make loans, except that a Fund may purchase or hold debt obligations in accordance with its investment objectives, policies and limitations and, with respect to the Money Market and Government Obligations Money Market Funds, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral, consisting of cash or securities which are consistent with the Fund's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned.

     With respect to limitation (6) above concerning industry concentration, the Money Market Fund will consider wholly-owned finance companies to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, and will divide utility companies according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

The following are non-fundamental investment limitations with respect to the Money Market Funds. As a matter of non-fundamental policy, no Money Market Fund will:

     (1) purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investment in such derivative securities will exceed 5% of its respective total assets;

     (2) purchase warrants if, by reason of such purchase, more than 5% of the value of the Fund's net assets would be invested in warrants valued at the lower of cost or market. Included in this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on a nationally recognized stock exchange; and

     (3)  invest in oil, gas or other mineral leases.

     The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Funds of the Company may adopt different limitations.

                  DETERMINING MATURITIES OF CERTAIN INSTRUMENTS

     Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (1) a government obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                            MANAGEMENT OF THE COMPANY
OFFICERS AND DIRECTORS

     The Company's Officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Company. The Directors set broad policies for the Company and choose its Officers. Three Directors and all of the Officers of the Company are directors, officers or employees of the Company's advisers, distributor or administrative services providers. The other Directors have no affiliation with the Company's advisers, distributor or administrative services providers or their affiliates. The Directors are also Directors of other open-end funds advised by MSAM (collectively with the Company, the "Open-End Fund Complex") and [a] closed-end fund[s] (together with the Open-End Fund Complex, the "Fund Complex"). Officers of the Company are also officers of funds in the Fund Complex and some or all of the other investment companies managed, administered, advised or distributed by MSAM or its affiliates. A list of the Directors and Officers of the Company and a brief statement of their present positions and principal occupations during the past five years is set forth below:


                                                                      Principal Occupation During
Name, Address and Date of Birth         Position with Company         Past Five Years
-------------------------------         ---------------------         ---------------------------

Barton M. Biggs*                        Chairman and                  Chairman and Director of Morgan Stanley
1221 Avenue of the                      Director                      Asset Management Inc. and Morgan Stanley
Americas                                                              Asset Management Limited; Managing
New York, NY  10020                                                   Director of Morgan Stanley & Co.
(11/26/32)                                                            Incorporated; Member of Investment Advisory
                                                                      Counsel of the Thailand Fund; Member of the
                                                                      Yale Development Board; Director of the
                                                                      Rand McNally Company; Director and
                                                                      Officer of various investment companies
                                                                      managed by Morgan Stanley Asset
                                                                      Management Inc.

Warren J. Olsen*                        Director and                  Principal of Morgan Stanley Asset
1221 Avenue of the                      President                     Management Inc; President and Director of
Americas                                                              various investment companies managed by
New York, NY 10020                                                    Morgan Stanley Asset Management Inc.
(12/21/56)

                                       32

John D. Barrett, II                     Director                      Chairman and Director of Barrett Associates,
521 Fifth Avenue                                                      Inc. (investment counseling); Director of
New York, NY 10135                                                    the Ashforth Company (real estate); Director of
(8/21/35)                                                             the Morgan Stanley Institutional Fund, Inc.
                                                                      and PCS Cash Fund, Inc.

Gerard E. Jones                         Director                      Partner in Richards & O'Neil LLP (law firm);
43 Arch Street                                                        Director of the Morgan Stanley Institutional
Greenwich, CT 06830                                                   Fund, Inc. and PCS Cash Fund, Inc.
(1/23/37)

Andrew McNally, IV                      Director                      Chairman and Chief Executive Officer of
8255 North Central                                                    Rand McNally (publication); Director of
Park Avenue                                                           Allendale Insurance Co., Mercury Finance
Skokie, IL 60076                                                      (consumer finance); Zenith Electronics,
(11/11/39)                                                            Hubbell, Inc. (industrial electronics); Director
                                                                      of the Morgan Stanley Institutional Fund, Inc.
                                                                      and PCS Cash Fund, Inc.;

Samuel T. Reeves                        Director                      Chairman of the Board and CEO, Pinacle
8211 North Fresno Street                                              Trading L.L.C. (investment firm); Director, Pacific
Fresno, CA 93720                                                      Gas and Electric and PG&E Enterprises
(7/28/34)                                                             (utilities); Director of the Morgan Stanley
                                                                      Institutional Fund, Inc. and PCS Cash Fund,
                                                                      Inc.

Fergus Reid                             Director                      Chairman and Chief Executive Officer of
85 Charles Colman Blvd.                                               LumeLite Corporation (injection molding
Pawling, NY 12564                                                     firm); Trustee and Director of Vista Mutual
(8/12/32)                                                             Fund Group; Director of the Morgan Stanley
                                                                      Institutional Fund, Inc. and PCS Cash Fund, Inc.

Frederick O. Robertshaw                 Director                      Of Counsel, Copple, Chamberlin & Boehm, P.C. and
2800 North Central Avenue                                             Rake, Copple, Downey & Black, P.C. (law firms);
Phoenix, AZ 85004                                                     Director of the Morgan Stanley Institutional Fund, Inc.
(1/24/34)                                                             and PCS Cash Fund, Inc.

Frederick B. Whittemore*                Director                      Advisory Director of Morgan Stanley & Co.
1251 Avenue of the                                                    Incorporated; Vice-Chairman and Director of
Americas, 30th Flr.                                                   various investment companies managed by Morgan
New York, NY 10020                                                    Stanley Asset Management Inc.
(11/12/30)

James W. Grisham*                       Vice President                Principal of Morgan Stanley Asset Management Inc.;
1221 Avenue of the                                                    Officer of various investment companies managed by
Americas                                                              Morgan Stanley Asset Management Inc.
New York, NY 10020
(10/24/41)

                                       33

Michael F. Klein*                       Vice President                Vice President of Morgan Stanley Asset
1221 Avenue of the                                                    Management Inc; Officer of various
Americas                                                              investment companies managed by Morgan
New York, NY 10020                                                    Stanley Asset Management Inc. Previously
(12/12/58)                                                            associated with Rogers & Wells (law firm).

Harold J. Schaaff, Jr.*                 Vice President                Principal of Morgan Stanley & Co. Incorporated;
1221 Avenue of the                                                    General Counsel and Secretary of Morgan Stanley
Americas                                                              Asset Management Inc.; Officer of various
New York, NY 10020                                                    investment companies managed by Morgan
(6/10/60)                                                             Stanley Asset Management Inc.

Joseph P. Stadler*                      Vice President                Vice President of Morgan Stanley Asset
1221 Avenue of the                                                    Management Inc.; Officer of various
Americas                                                              investment companies managed by Morgan
New York, NY 10020                                                    Stanley Asset Management Inc. Previously
(6/7/54)                                                              with Price Waterhouse LLP (accounting).

Valerie Y. Lewis*                       Secretary                     Vice President of Morgan Stanley Asset
1221 Avenue of the                                                    Management Inc.;  Officer of various investment
Americas                                                              companies managed by Morgan Stanley Asset
New York, NY 10020                                                    Management Inc. Previously with Citicorp (banking).
(3/26/56)

Karl O. Hartmann                        Assistant Secretary           Senior Vice President, Secretary and General
73 Tremont Street                                                     Counsel of Chase Global Funds Services Company;
Boston, MA 02108-3913                                                 Previously with Leland, O'Brien, Rubinstein
(3/7/55)                                                              Associates, Inc. (investments).

James R. Rooney                         Treasurer                     Vice President, Director of Fund Administration
73 Tremont Street                                                     and Compliance Services, Chase Global Funds
Boston, MA 02108-3913                                                 Services Company; Officer of various
(10/21/58)                                                            investment companies managed by Morgan Stanley
                                                                      Asset Management Inc. Previously with Scudder, Stevens &
                                                                      Clark, Inc. (investment) and Ernst & Young LLP (accounting).

Joanna Haigney                          Assistant Treasurer           Manager of Fund Administration and Compliance
73 Tremont Street                                                     Services, Chase Global Funds Services Company;
Boston, MA 02108-3913                                                 Officer of various investment companies managed
(10/10/66)                                                            by Morgan Stanley Asset Management Inc.
                                                                      Previously with Coopers & Lybrand LLP.


__________________________
*    "Interested Person" within the meaning of the 1940 Act.

REMUNERATION OF DIRECTORS AND OFFICERS

     The Open-End Fund Complex pays each of the nine Directors who is not an "interested person" an annual aggregate fee of $55,000, plus out-of-pocket expenses. The Open-End Fund Complex will pay each of the members of the Company's Audit Committee, which consists of three of the Company's Directors who are not "interested persons," an additional annual aggregate fee of $10,000 for serving on such a committee. The allocation of such fees will be among the two funds in the Open-End Fund Complex in direct proportion to their respective average net assets. For the fiscal period ended June 30, 1996, the Company paid approximately $77,000 in Directors' fees and
expenses.   Directors who are also Officers or affiliated persons receive no remuneration for their services as Directors. The Company's Officers and employees are paid by the Advisers or their agents. As of September 30, 1996, to Company management's knowledge, the Directors and officers of the Company, as a group, owned less than 1% of the outstanding common stock of each Fund of the Company. The following table shows aggregate compensation paid to each of the Company's Directors by the Company and the Fund Complex, respectively, for the fiscal year from July 1, 1995 to June 30, 1996.

                               COMPENSATION TABLE


-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                      (3)
                                                                   Pension or                 (4)                    (5)
                                                (2)                Retirement              Estimated                Total
                  (1)                        Aggregate              Benefits                Annual               Compensation
                Name of                    Compensation             Accrued                Benefits            From Registrant
               Person,                         From             as part of Fund              Upon              and Fund Complex
               Position                     Registrant              Expenses              Retirement          Paid to Directors
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Barton M. Biggs*                                $0                     $0                     $0                      $0
Director and Chairman of the Board

John D. Barret, II,*                         $65,000                   $0                     $0                   $65,000
Director

John E. Eckleberry,***                          $0                     $0                     $0                      $0
Director

Gerard E. Jones,*                            $65,000                   $0                     $0                   $72,100
Director

Warren J. Olsen,*                               $0                     $0                     $0                      $0
Director and President

Andrew McNally, IV,*                         $55,000+                  $0                     $0                   $55,000
Director

Samuel T. Reeves,*                           $55,000+                  $0                     $0                   $55,000
Director

Fergus Reid,*                                $65,000+                  $0                     $0                   $72,100
Director

Frederick O. Robertshaw,**                   $55,000+                  $0                     $0                   $55,000
Director

Frederick B. Whittemore,**                      $0                     $0                     $0                   $13,750
Director (Chairman of the Board until
June 28, 1995)
-------------------------------------------------------------------------------------------------------------------------------


*    Elected (Director) as of June 28, 1995.
**   Reelected as of June 28, 1995.
***  Resigned as of June 28, 1995.
+ The total amount of deferred compensation for Frederick O. Robertshaw, Samuel T. Reeves, Fergus Reid, Andrew McNally, IV, and Frederick B. Whittemore was $0, $32,500, $27,500, $27,500 and $3,000, respectively.

INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS

     MSAM is a wholly-owned subsidiary of Morgan Stanley Group Inc. (the "Group"). The principal offices of the Group are located at 1221 Avenue of the Americas, New York, NY 10020. MAS is an indirect wholly-owned subsidiary of the Group with its principal offices located at One Tower Bridge, West Conshohocken, PA 19428.

     [The Group, a renowned global financial services firm, is distinguished by quality, service and a commitment to excellence. Tracing its roots to the founding of the U.S. securities industry, the Group remains a leader in the field. The Group's premier list of clients includes some of the largest multinational corporations and institutions, governments, nation-states, royal households and very high-net-worth individuals.]

     The Group with its subsidiaries ("Morgan Stanley") maintains a major global presence with offices in Chicago, Frankfurt, Hong Kong, London, Los Angeles, Luxembourg, Melbourne, Milan, New York, Paris, San Francisco, Seoul, Singapore, Taipei, Tokyo, Toronto and Zurich. With over ______ employees, approximately __% of which are located outside the U.S., and members of the portfolio management teams which are native to the countries in which they are investing. [Morgan Stanley is in an exceptional position to interpret the forces that will impact the world's capital markets today, over the next decade and beyond.]

     The investment management division of Morgan Stanley was formed in 1975 under the leadership of Barton Biggs and incorporated as a wholly-owned subsidiary of the Group in 1981. MSAM was formed to offer investment management and fiduciary services to institutions and high-net-worth individuals. [MSAM offers its clients the same superior service and high standards of integrity that have been the hallmark of Morgan Stanley since its founding in 1935.]

     As one of the world's premier global investment managers affiliated with one of the leading global financial services firms and with offices in the United States, Europe and Asia, MSAM brings a truly global perspective to the investment of its clients' assets. This global perspective, coupled with Morgan Stanley's long-standing tradition of integrity and prudence, puts MSAM in a unique position to offer investment management services. As compensation for advisory services to the Company for the fiscal years ended June 30, 1994, June 30, 1995 and June 30, 1996, the Adviser earned fees of approximately $2,322,000 (and voluntarily waived a portion of such fees equal to approximately $1,026,000), $4,571,000 (and voluntarily waived a portion of such fees equal to approximately $868,000), $7,177,000 (and voluntarily waived a portion of such fees equal to approximately $1,328,000) respectively. Further, for the fiscal years ended June 30, 1994, June 30, 1995 and June 30, 1996, MSAM, as adviser for the PCS Money Market Portfolio (the "Predecessor Money Market Portfolio") the predecessor to the Money Market Fund received $686,138, $611,754 and $759,398, respectively (net of voluntary fee waivers of $109,879, $87,105 and $153,797 respectively) and as adviser for the PCS Government Obligations Money Market Portfolio (the "Predecessor Government Obligations Money Market Portfolio") the predecessor to the Government Obligations Money Market Fund received $412,757, $897,867 and $395,312 respectively (net of voluntary fee waivers of $25,448, $0 and $45,251, respectively).

     MAS provides investment services to employee benefit plans, endowment funds, foundations, and other institutional investors and has served as investment adviser to the MAS Funds, a registered open-end investment company, since 1984. At September 30, 1996, MAS managed investments totalling approximately $37.5 billion.

     Pursuant to the Administration Agreements between the Advisers, respectively, and the Company, MSAM and MAS (each, an "Administrator") provide administrative services to those Funds that MSAM or MAS, respectively, serves as Adviser. For their services under the Administration Agreements, the Company pays the Administrators a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each Non-Money Market Fund and 0.10% of the first $200 million of each Money Market Fund's average daily net assets, 0.75% of the next $200 million of average daily net assets, .05% of the next $200 million of average daily net assets, and .03% on average daily net assets over $600 million. For the fiscal years ended June 30, 1994, June 30, 1995 and June 30, 1996, the Company paid administrative fees to MSAM of approximately $852,000, $1,154,000 and $1,801,654 respectively.
For the fiscal years ended June 30, 1994, June 30, 1995 and June 30, 1996,
PFPC Inc., which served as administrator to the Predecessor Money Market Portfolio and Predecessor Government Obligations Money Market Portfolio (the "Predecessor Portfolios"), was paid aggregate administrative fees of $283,085, $346,829 and $273,252 respectively. MAS did not serve as an Administrator and received no compensation from the Company prior to the end of the fiscal year ended June 30, 1996.

     Under Sub-Administration Agreements between the Administrators, respectively, and The Chase Manhattan Bank ("Chase," successor in interest to United States Trust Company of New York), Chase Global Funds Services Company ("CGFSC," formerly Mutual Funds Service Company, a corporate affiliate of Chase) provides certain administrative services to the Company. CGFSC provides operational and administrative services to investment companies with approximately $64.3 billion in assets and having approximately 212,568 shareholder accounts as of June 30, 1996. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

DISTRIBUTION OF FUND SHARES

     Morgan Stanley & Co. Incorporated ("Morgan Stanley"), a wholly-owned subsidiary of the Group, served as the distributor of the Company's shares pursuant to a Distribution Agreement with the Company and a Plan of Distribution for the Money Market Funds and each class of the Non-Money Funds pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan" and collectively, the "Plans"). Subsequent to January 1, 1997, _________ (the "Distributor") replaced Morgan Stanley as distributor of the Company's shares pursuant to a Distribution Agreement with the Company and the Plans. Under each Plan the Company's distributor is entitled to receive from the Funds a distribution fee, which is accrued daily and paid quarterly, of up to 0.50% for each of the Money Market Funds and up to 0.75% of the Class B shares and Class C shares of each of the Non-Money Funds, on an annualized basis, of the average daily net assets of such Fund or classes. The Distributor expects to allocate most of its fee to investment dealers, banks or financial service firms that provide distribution, administrative or shareholder services (a "Participating Dealer"). The actual amount of such compensation is agreed upon by the Company's Board of Directors and by the Distributor. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

     The Plans obligate the Funds to accrue and pay to the Distributor the fee agreed to under its Distribution Agreement. The Plans do not obligate the Funds to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plan. Thus, under each Plan, even if the Distributor's actual expenses exceed the fee payable to it thereunder at any given time, the Funds will not be obligated to pay more than that fee. If the Distributor's actual expenses are less than the fee it receives, the Distributor will retain the full amount of the fee. The Plans for the [Class A,] Class B and Class C shares of the Non-Money Market Funds were most recently approved by the Company's Board of Directors, including those directors who are not "interested persons" of the Company as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of a Plan or in any agreements related thereto, on ____________ __, 1996 and the Plan for the Money Market Funds was most recently approved on ________________.


[The Distributor did not serve as the distributor and received no compensation from the Company prior to the end of the fiscal year ended June 30, 1996.]
As compensation for providing distribution services to the Company for the fiscal year ended June 30, 1996, Morgan Stanley received aggregate fees of approximately $4,267,000 which were attributable approximately as follows:

                                                                  Fiscal Year
                                                                     Ended
                                                                 June 30, 1996
                                                                     (000)
                                                                 -------------

Global Equity Allocation Fund-Class A. . . . . . . . . . . . . .   $    126
Global Equity Allocation Fund-Class B+ . . . . . . . . . . . . .         47
Global Equity Allocation Fund-Class C+ . . . . . . . . . . . . .        496
Global Fixed Income Fund-Class A . . . . . . . . . . . . . . . .         26
Global Fixed Income Fund-Class B+. . . . . . . . . . . . . . . .          3
Global Fixed Income Fund-Class C+. . . . . . . . . . . . . . . .         56
Asian Growth Fund-Class A. . . . . . . . . . . . . . . . . . . .        516
Asian Growth Fund-Class B+ . . . . . . . . . . . . . . . . . . .        194
Asian Growth Fund-Class C+ . . . . . . . . . . . . . . . . . . .      1,505
Emerging Markets Fund-Class A. . . . . . . . . . . . . . . . . .        131
Emerging Markets Fund-Class B+ . . . . . . . . . . . . . . . . .         35
Emerging Markets Fund-Class C+ . . . . . . . . . . . . . . . . .        309
Latin American Fund-Class A  . . . . . . . . . . . . . . . . . .         28
Latin American Fund-Class B+ . . . . . . . . . . . . . . . . . .          6
Latin American Fund-Class C+ . . . . . . . . . . . . . . . . . .         55
American Value Fund-Class A. . . . . . . . . . . . . . . . . . .         57
American Value Fund-Class B+ . . . . . . . . . . . . . . . . . .         14
American Value Fund-Class C+ . . . . . . . . . . . . . . . . . .        187
Worldwide High Income Fund-Class A . . . . . . . . . . . . . . .         90
Worldwide High Income Fund-Class B+. . . . . . . . . . . . . . .        112
Worldwide High Income Fund-Class C+. . . . . . . . . . . . . . .        231
Aggressive Equity Fund-Class A . . . . . . . . . . . . . . . . .          4
Aggressive Equity Fund-Class B . . . . . . . . . . . . . . . . .         10
Aggressive Equity Fund-Class C . . . . . . . . . . . . . . . . .         10
High Yield Fund-Class A. . . . . . . . . . . . . . . . . . . . .          2
High Yield Fund-Class B. . . . . . . . . . . . . . . . . . . . .          5
High Yield Fund-Class C. . . . . . . . . . . . . . . . . . . . .          5
U.S. Real Estate Fund-Class A. . . . . . . . . . . . . . . . . .          1
U.S. Real Estate Fund-Class B. . . . . . . . . . . . . . . . . .          3
U.S. Real Estate Fund-Class C. . . . . . . . . . . . . . . . . .          3
International Magnum Fund-Class A**. . . . . . . . . . . . . . .        N/A
International Magnum Fund-Class B**. . . . . . . . . . . . . . .        N/A
International Magnum Fund-Class C**. . . . . . . . . . . . . . .        N/A
Japanese Equity Fund-Class A** . . . . . . . . . . . . . . . . .        N/A
Japanese Equity Fund-Class B** . . . . . . . . . . . . . . . . .        N/A
Japanese Equity Fund-Class C** . . . . . . . . . . . . . . . . .        N/A
Growth and Income Fund-Class A** . . . . . . . . . . . . . . . .        N/A
Growth and Income Fund-Class B** . . . . . . . . . . . . . . . .        N/A
Growth and Income Fund-Class C** . . . . . . . . . . . . . . . .        N/A
European Equity Fund-Class A** . . . . . . . . . . . . . . . . .        N/A
European Equity Fund Class B** . . . . . . . . . . . . . . . . .        N/A
European Equity Fund Class C** . . . . . . . . . . . . . . . . .        N/A
Money Market Fund**++. . . . . . . . . . . . . . . . . . . . . .        N/A
Tax-Free Money Market Fund **. . . . . . . . . . . . . . . . . .        N/A
Government Obligations Money Market Fund**++ . . . . . . . . . .        N/A
Equity Growth Fund - Class A** . . . . . . . . . . . . . . . . .        N/A
Equity Growth Fund - Class B** . . . . . . . . . . . . . . . . .        N/A

Equity Growth Fund - Class C** . . . . . . . . . . . . . . . . .        N/A
Global Equity Fund - Class A** . . . . . . . . . . . . . . . . .        N/A
Global Equity Fund - Class B** . . . . . . . . . . . . . . . . .        N/A
Global Equity Fund - Class C** . . . . . . . . . . . . . . . . .        N/A
Emerging Markets Debt Fund - Class A** . . . . . . . . . . . . .        N/A
Emerging Markets Debt Fund - Class B** . . . . . . . . . . . . .        N/A
Emerging Markets Debt Fund - Class C** . . . . . . . . . . . . .        N/A
Mid Cap Growth Fund - Class A**. . . . . . . . . . . . . . . . .        N/A
Mid Cap Growth Fund - Class B**. . . . . . . . . . . . . . . . .        N/A
Mid Cap Growth Fund - Class C**. . . . . . . . . . . . . . . . .        N/A
Value Fund - Class A** . . . . . . . . . . . . . . . . . . . . .        N/A
Value Fund - Class B** . . . . . . . . . . . . . . . . . . . . .        N/A
Value Fund - Class C** . . . . . . . . . . . . . . . . . . . . .        N/A

________________________

**   Not operational as of June 30,1996.
+ The Class B shares listed above were created on May 1, 1995. The original Class B shares were renamed Class C shares, as listed above, on May 1, 1995. The Class B shares commenced operations on August 1, 1995.

++ As compensation for providing distribution services to the Predecessor Portfolios for the fiscal years ended June 30, 1996, Morgan Stanley received fees from the Predecessor Money Market Portfolio in the amount of $843,776 and from the Predecessor Government Obligations Money Market Portfolio in the amount of $439,236.

CODE OF ETHICS

     The Board of Directors of the Company has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which incorporates the Code of Ethics of the Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Adviser and, as described below, impose additional, more onerous, restrictions on the Company's investment personnel.

     The Codes require that all employees of the Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Company within periods of trading by the Company in the same (or equivalent) security.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The names and addresses of the holders of 5% or more of the outstanding shares of any class of the Company as of September 30, 1996 and the percentage of outstanding shares of such classes owned beneficially or of record by such shareholders as of such date are, to Company management's knowledge, as follows:

     GLOBAL EQUITY ALLOCATION FUND: Scott & Stringfellow PSP, C/O David Plageman, P.O. Box 1575, Richmond, VA 23213, owned 5% of the total outstanding Class A shares of such Fund.

     GLOBAL FIXED INCOME FUND: The Private Bank & Trust Co., 10 Dearborn Street, Chicago, IL 60602, owned 12% of the total outstanding Class A shares of such Fund; Oppenheimer Company, Inc., P.O. Box 3484, Church Street Station, New York, NY 10008, owned 13% of the total outstanding Class B shares of such Fund; and PaineWebber, FBO Robert P. Buhrman, P.O. Box 3321, Weehawken, NJ 07087, owned 9% of total outstanding Class C shares of such Fund.

     AMERICAN VALUE FUND: Smith Barney, Inc., 388 Greenwich Street, New York, NY 10013, owned 7% of the total outstanding Class A shares of such Fund; James G. McMurray, M.D. Profit Sharing Plan, 303 Williams Avenue, Suite 411, Huntsville, AL 35801, owned 7% of the total outstanding Class B shares of such Fund and Morgan Stanley Group, Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 13% of the total outstanding Class C shares of such Fund.

     WORLDWIDE HIGH INCOME FUND: FTC & Co., Attn: Datalynx #118, P.O. Box 173736, Denver, CO 80217, owned 14% of the total outstanding Class A shares of such Fund.

     EMERGING MARKETS FUND: Charles Schwab & Co., Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104, owned 33% of the total outstanding Class A shares of such Fund.

     HIGH YIELD FUND: Morgan Stanley Group, Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 80% of the total outstanding Class A shares of such Fund, 85% of the total outstanding Class B shares of such Fund and 93% of the total outstanding Class C shares of such Fund.

     LATIN AMERICAN FUND: Charles Schwab & Co., Inc., Exclusive Benefit of its Customers, 101 Montgomery Street, San Francisco, CA 94104, owned 25% of the total outstanding Class A shares of such Fund and Smith Barney, Inc., 388 Greenwich Street, New York, NY 10013, owned 6% of the total outstanding Class B shares of such Fund.

     U.S. REAL ESTATE FUND: Morgan Stanley Group, Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 62% of the total outstanding Class A shares of such Fund, 62% of the total outstanding Class B shares of such Fund and 82% of the total outstanding Class C shares of such Fund.

     AGGRESSIVE EQUITY FUND: Morgan Stanley Group, Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 31% of the total outstanding Class A shares of such Fund, 51% of the total outstanding Class B shares of such Fund and 57% of the total outstanding Class C shares of such Fund.

     INTERNATIONAL MAGNUM FUND: Morgan Stanley Group, Inc., 1221 Avenue of the Americas, New York, NY 10020, owned 80% of the total outstanding Class A shares of such Fund; 86% of the total outstanding Class B shares of such Fund and 67% of the total outstanding Class C shares of such Fund.

     MONEY MARKET FUND: PFPC, Inc., 400 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809, owned 1.11% of the total outstanding shares of the Fund.

     GOVERNMENT OBLIGATIONS MONEY MARKET FUND: PFPC, Inc., 400 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809, owned 1.02% of the total outstanding shares of the Fund.

     TAX-FREE MONEY MARKET FUND:  N/A

     JAPANESE EQUITY FUND:  N/A

     GROWTH AND INCOME FUND:  N/A

     EUROPEAN EQUITY FUND:  N/A

     EQUITY GROWTH FUND:  N/A

     GLOBAL EQUITY FUND:  N/A

     EMERGING MARKETS DEBT FUND:  N/A

     MID CAP GROWTH FUND:  N/A

     VALUE FUND:  N/A

     [The Group may be deemed a "controlling person" of the Company by virtue of its power to control the voting or disposition of the shares it owns. As a result of its ownership position, the Group may be able to control the outcome of matters voted on by shareholders of the Funds.]

                        MONEY MARKET FUND NET ASSET VALUE

     Each of the Money Market Funds seeks to maintain a stable net asset value per share of $1.00. Each Fund uses the amortized cost method of valuing its securities, which does not take into account unrealized gains or losses. The use of amortized cost and the maintenance of a Fund's per share net asset value at $1.00 is based on the Fund's election to operate under the provisions of Rule 2a-7 under the 1940 Act. As a condition of operating under that Rule, each of the Money Market Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities which are of "eligible quality" as determined in accordance with regulations of the SEC.

     The Rule also requires that the Directors, as a particular responsibility within the overall duty of care owed to shareholders, establish procedures reasonably designed, taking into account current market conditions and the Funds' investment objectives, to stabilize the net asset value per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Directors deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. In such review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield available for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by, or under procedures adopted by, the Directors.

     In the event of a deviation of over 1/2 of 1% between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Directors will promptly consider what action, if any, should be taken. The Directors will also take such action as they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. Such action may include redemption in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten the average maturity, withholding dividends, paying distributions from capital or capital gains or utilizing a net asset value per share as determined by using available market quotations.

     There are various methods of valuing the assets and of paying dividends and distributions from a money market fund. Each of the Money Market Funds values its assets at amortized cost while also monitoring the available market bid price, or yield equivalents. Since dividends from net investment income will be declared daily and paid monthly, the net asset value per share of such Funds will ordinarily remain at $1.00, but the Investment Funds' daily dividends will vary in amount. Net realized short-term capital gains, if any, less any capital loss carryforwards, will be distributed whenever the Directors determine that such distributions would be in the best interest of shareholders, but in any event, at least once a year. The Money Market Funds do not expect to realize any long-term capital gains. Should any such gains be realized, they will be distributed annually, less any capital loss carryforwards.

                             PORTFOLIO TRANSACTIONS

     The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Funds and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds. The Company has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Company.

     In purchasing and selling securities for the Funds, it is the Company's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Funds, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Company. Some securities considered for investment by a Fund may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of a Fund and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Company's Directors.

     Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of the Company's portfolio brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley under procedures adopted by the Board of Directors. For the three fiscal years ended June 30, 1994, June 30, 1995 and June 30, 1996, the Company paid brokerage commissions of approximately $618,000, $115,622 and $180,458, respectively, to the Distributor, an affiliated broker-dealer. For the fiscal years ended June 30, 1994, June 30, 1995 and June 30, 1996, commissions paid to the Distributor represented approximately 30%,7% and 6%, respectively, of the total amount of brokerage commissions paid in such period and which were paid on transactions that represented 21%, 3% and 2% respectively, of the aggregate dollar amount of transactions that incurred commissions paid by the Company during such period.

     Fund securities will not be purchased from, or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the 1940 Act, of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

                             PERFORMANCE INFORMATION

     The Company may from time to time quote various performance figures to illustrate the Funds' past performance.

     Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Company but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Company are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Company to compute or express performance follows.

TOTAL RETURN

     From time to time the Funds may advertise total return. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Fund) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10- year period (or over the life of the Fund) and the deduction of all applicable Company expenses on an annual basis.

Total return figures are calculated according to the following formula:


               P(1 + T) = ERV
where:
     P    =    a hypothetical initial payment of $1,000
     T    =    average annual total return
     n    =    number of years
     ERV  =    ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

     Calculated using the formula above, the average annualized total return, exclusive of a sales charge or deferred sales charge, for each of the Funds that commenced operations prior to June 30, 1996 for the one-year period ended June 30, 1996 and for the period from the inception of each Fund through June 30, 1996 are as follows:

                                                                      Since
                                                                    Inception
                                                  One-Year Period    through
                                      Inception        Ended         June 30,
                                        Date       June 30, 1996       1996
                                      ---------   ---------------   ---------

Global Equity Allocation Fund
   Class A Shares . . . . . . . . .   01/04/93        24.62%          14.58%
   Class B Shares+. . . . . . . . .   08/01/95        18.08%             N/A
   Class C Shares+  . . . . . . . .   01/04/93        23.65%          13.74%

Global Fixed Income Fund
   Class A Shares . . . . . . . . .   01/04/93         5.20%          7.12%
   Class B Shares+  . . . . . . . .   08/01/95         3.76%            N/A
   Class C Shares+  . . . . . . . .   01/04/93         4.47%          6.27%

Asian Growth Fund
   Class A Shares . . . . . . . . .   06/23/93         4.45%          13.78%
   Class B Shares+  . . . . . . . .   08/01/95         1.82%             N/A
   Class C Shares+  . . . . . . . .   06/23/93         3.64%          12.98%

American Value Fund
   Class A Shares . . . . . . . . .   10/18/93        17.41%          11.29%
   Class B Shares+  . . . . . . . .   08/01/95        12.29%             N/A
   Class C Shares+  . . . . . . . .   10/18/93        16.50%          10.42%

Worldwide High Income Fund
   Class A Shares . . . . . . . . .   04/21/94        19.61%          13.28%
   Class B Shares+  . . . . . . . .   08/01/95        17.07%             N/A
   Class C Shares+  . . . . . . . .   04/21/94        18.71%          12.45%

                                                                      Since
                                                                    Inception
                                                  One-Year Period    through
                                      Inception        Ended         June 30,
                                        Date       June 30, 1996       1996
                                      ---------   ---------------   ---------
Emerging Markets Fund
   Class A Shares . . . . . . . . .   07/06/94        14.16%           0.47%
   Class B Shares+  . . . . . . . .   08/01/95         9.45%             N/A
   Class C Shares+  . . . . . . . .   07/06/94        13.30%           -0.29%

Latin American Fund
   Class A Shares . . . . . . . . .   07/06/94        39.35%            3.56%
   Class B Shares+  . . . . . . . .   08/01/95        29.96%              N/A
   Class C Shares+  . . . . . . . .   07/06/94        38.26%            2.64%

Aggressive Equity Fund
   Class A Shares . . . . . . . . .   01/02/96        20.52%              N/A
   Class B Shares . . . . . . . . .   01/02/96        20.18%              N/A
   Class C Shares . . . . . . . . .   01/02/96        20.10%              N/A

U.S. Real Estate Fund
   Class A Shares . . . . . . . . .   05/01/96         4.63%              N/A
   Class B Shares . . . . . . . . .   05/01/96         4.54%              N/A
   Class C Shares . . . . . . . . .   05/01/96         4.54%              N/A

High Yield Fund
   Class A Shares . . . . . . . . .   05/01/96         0.29%              N/A
   Class B Shares . . . . . . . . .   05/01/96         0.21%              N/A
   Class C Shares . . . . . . . . .   05/01/96         0.21%              N/A

International Magnum Fund
   Class A Shares . . . . . . . . .      N/A            N/A               N/A
   Class B Shares . . . . . . . . .      N/A            N/A               N/A
   Class C Shares . . . . . . . . .      N/A            N/A               N/A

Japanese Equity Fund
   Class A Shares . . . . . . . . .      N/A            N/A               N/A
   Class B Shares . . . . . . . . .      N/A            N/A               N/A
   Class C Shares . . . . . . . . .      N/A            N/A               N/A

Growth and Income Fund
   Class A Shares . . . . . . . . .      N/A            N/A               N/A
   Class B Shares . . . . . . . . .      N/A            N/A               N/A
   Class C Shares . . . . . . . . .      N/A            N/A               N/A

European Equity Fund
   Class A Shares . . . . . . . . .      N/A            N/A               N/A
   Class B Shares . . . . . . . . .      N/A            N/A               N/A
   Class C Shares . . . . . . . . .      N/A            N/A               N/A

Equity Growth Fund
   Class A Shares . . . . . . . . .      N/A            N/A               N/A
   Class B Shares . . . . . . . . .      N/A            N/A               N/A
   Class C Shares . . . . . . . . .      N/A            N/A               N/A

                                                                      Since
                                                                    Inception
                                                  One-Year Period    through
                                      Inception        Ended         June 30,
                                        Date       June 30, 1996       1996
                                      ---------   ---------------   ---------

Global Equity Fund
   Class A Shares . . . . . . . . .      N/A            N/A               N/A
   Class B Shares . . . . . . . . .      N/A            N/A               N/A
   Class C Shares . . . . . . . . .      N/A            N/A               N/A

Emerging Markets Debt Fund
   Class A Shares . . . . . . . . .      N/A            N/A               N/A
   Class B Shares . . . . . . . . .      N/A            N/A               N/A
   Class C Shares . . . . . . . . .      N/A            N/A               N/A

Mid Cap Growth Fund
   Class A Shares . . . . . . . . .      N/A            N/A               N/A
   Class B Shares . . . . . . . . .      N/A            N/A               N/A
   Class C Shares . . . . . . . . .      N/A            N/A               N/A

Value Fund
   Class A Shares . . . . . . . . .      N/A            N/A               N/A
   Class B Shares . . . . . . . . .      N/A            N/A               N/A
   Class C Shares . . . . . . . . .      N/A            N/A               N/A

Money Market Fund . . . . . . . . .   03/12/92          N/A               N/A

Tax-Free Money Market Fund  . . . .      N/A            N/A               N/A

Government Obligations Money Market
 Fund  . . . . . . . . . . . . . . .  03/12/92          N/A               N/A



The European Equity, International Magnum, Japanese Equity, Growth and Income, Equity Growth, Global Equity, Emerging Markets Debt, Mid Cap Growth, Value, Money Market, Tax-Free Money Market and Government Obligations Money Market Funds had not commenced operations in the fiscal year ended June 30, 1996.

+ The Class B shares listed above were created on May 1, 1995. The original Class B shares were renamed Class C shares, as listed above, on May 1, 1995. The Class B shares commenced operations on August 1, 1995.

*    Not Annualized.


YIELD FOR CERTAIN FUNDS

     From time to time certain of the Funds may advertise yield.

     Current yield reflects the income per share earned by a Fund's investments.

     Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

     Current yield figures are obtained using the following formula:


     Yield = 2[(a - b + 1) - 1]
                -----
                  cd

     where:
     a    =         dividends and interest earned during the period
     b    =         expenses accrued for the period (net of reimbursements)
     c    =         the average daily number of shares outstanding during the
                    period that were entitled to
                    receive income distributions
     d    =         the maximum offering price per share on the last day of the period


     The 30-day yield for the Global Fixed Income Fund as of June 30, 1996 was 4.63% for Class A shares; 4.69% for Class B shares and 3.94% for Class C shares. The 30-day yield for the Worldwide High Income Fund as of June 30, 1996 was 12.56% for Class A shares; 12.42% for Class B shares and 12.40% for Class C shares.


                   CALCULATION OF YIELD FOR MONEY MARKET FUNDS

     The current yield of the Money Market, Tax-Free Money Market and Government Obligations Money Market Funds are calculated daily on a base period return for a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes in such account) by its average net asset value for the period, and then multiplying it by 365/7 to determine the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Fund, including dividends on both the original share and on such additional shares. The yields of the Predecessor Money Market Portfolio and Predecessor Government Obligations Money Market Portfolio for the 7-day period ended June 30, 1996 were 4.40% and 4.42% respectively. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for each Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result. The effective yields of the Predecessor Money Market Portfolio and Predecessor Government Obligations Money Market Portfolio for the 7-day period ended June 30, 1996 were 4.50% and 4.52% respectively.

     The yield of a Fund will fluctuate. The annualization of a week's dividend is not a representation by the Fund to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Fund invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Funds, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing fund instruments, computing net asset value and calculating yield.

                            TAXABLE EQUIVALENT YIELD

     It is easy to calculate your own taxable equivalent yield if you know your tax bracket. The formula is:

     Tax Free Yield
     --------------------
     1 - Your Tax Bracket       =       Your Taxable Equivalent Yield

     For example, if you are in the 28% tax bracket and can earn a tax-free yield of 7.5%, the taxable equivalent yield would be 10.42%.

     The table below indicates the advantages of investments in Municipal Bonds for certain investors. Tax-exempt rates of interest payable on a Municipal Bond (shown at the top of each column) are equivalent to the taxable yields set forth opposite the respective income tax levels, based on income tax rates effective for the tax year 1996 under the Internal Revenue Code. There can, of course, be no guarantee that the Money Market, Tax-Free Money Market or the Government Obligations Money Market will achieve a specific yield. Also, it is possible that some portion of the Fund's dividends may be subject to federal income taxes. A substantial portion, if not all, of such dividends may be subject to state and local taxes.

                         TAXABLE EQUIVALENT YIELD TABLE



       SAMPLE LEVEL OF                       TAXABLE EQUIVALENT RATES
       TAXABLE INCOME                      BASED ON TAX-EXEMPT YIELD OF:


                  FEDERAL
                  INCOME
JOINT    SINGLE   TAX
RETURN   RETURN   BRACKETS   3%   4%   5%   6%   7%   8%   9%   10%   11%

__________

* Net amount subject to 1996 Federal Income Tax after deductions and exemptions, not indexed for 1996 income tax rates.

      The taxable equivalent yield for the Predecessor Government Obligations Money Market Portfolio for the seven days ended June 30, 1996, assuming a federal income tax rate of 39.6% (maximum rate), was 7.32%. The taxable equivalent effective yield for the Predecessor Government Obligations Money Market Portfolio for the seven days ended June 30 1996, assuming the same tax rate, was 7.48%.

COMPARISONS

     To help investors better evaluate how an investment in a Fund of Morgan Stanley Fund, Inc. might satisfy their investment objective, advertisements regarding the Company may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications may be used:

     (a) Dow Jones Composite Average or its component averages - an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

      (b) Standard & Poor's 500 Stock Index or its component indices - unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

     (c) The New York Stock Exchange composite or component indices - unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

     (d) Wilshire 5000 Equity Index or its component indices - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

     (e) Lipper - Capital Appreciation Index - a composite of mutual funds managed for maximum capital gains.

     (f) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

     (g) Morgan Stanley Capital International EAFE Index - an arithmetic, market value-weighted average of the performance of over 1,000 securities on the stock exchanges of countries in Europe, Australia and the Far East.

     (h) Goldman Sachs 100 Convertible Bond Index - currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

     (i) Salomon Brothers GNMA Index - includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Association.

     (j) Salomon Brothers High Grade Corporate Bond Index - consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

     (k) Salomon Brothers Broad Investment Grade Bond - is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated BBB or better, United States Treasury/agency issues and mortgage pass-through securities.

     (l) Salomon Brothers World Bond Index - measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies:


     Australian Dollars                         Japanese Yen
     Canadian Dollars                           Netherlands Guilder
     Swiss Francs                               UK Pounds Sterling
     European Currency Units                    U.S. Dollars
     French Francs                              German Deutsche Marks


     (m) J.P. Morgan Traded Global Bond Index - is an unmanaged index of government bond issues and includes Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, United Kingdom and United States gross of withholding tax.

     (n) Lehman LONG-TERM Treasury Bond - is composed of all bonds covered by the Lehman Treasury Bond Index with maturities of 10 years or greater.

     (o) Lehman Aggregate Bond Index - is an unmanaged index made up of the Government/Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

     (p) NASDAQ Industrial Index - is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

     (q) Composite Indices - 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 36% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

     (r)  CDA Mutual Fund Report, published by CDA Investment Technologies, Inc.
- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

     (s) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk and total return for equity funds.

     (t) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies

Service - publications that rate fund performance over specified time periods.

     (u) Consumer Price Index (or cost of Living Index), published by the United States Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

     (v) Stocks, Bonds, Bills and Inflation, published by Hobson Associates - historical measure of yield, price and total return for common and small company stock, long-term government bonds, Treasury bills and inflation.

     (w) Savings and Loan Historical Interest Rates - as published in the United States Savings & Loan League Fact Book.

     (x) Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Lehman Brothers Inc. and Bloomberg L.P.

     (y) The MSCI Combined Far East Free ex-Japan Index, a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Taiwan and Thailand. Korea is included in the MSCI Combined Far East Free ex-Japan Index at 20% of its market capitalization.

     (z) CS First Boston High Yield Index - generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

     (aa) Russell 2500 Small Company Index - is comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately $1.3 billion.

     (bb) Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, New Zealand, the Far East, Canada and the United States.

     (cc) Morgan Stanley Capital International Emerging Markets Global Latin American Index - An unmanaged, arithmetic market value weighted average of the performance of over 196 securities on the stock exchanges of Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela. (Assumes reinvestment of dividends.)

     (dd) IFC Global Total Return Composite Index - An unmanaged index of common stocks and includes developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (net of dividends reinvested).

     (ee) EMBI+ - Expanding on the EMBI, which includes only Bradys, the EMBI+ includes a broader group of Brady Bonds, loans, Eurobonds and U.S. Dollar local markets instruments. A more comprehensive benchmark than EMBI, the EMBI+ covers 49 instruments from 14 countries. At $98 billion, its market cap is nearly 50% higher than the EMBI's. The EMBI+ is not, however, intended to replace the EMBI but rather to complement it. The EMBI continues to represent the most liquid, most easily traded segment of the market, while the EMBI+ represents the broader market, including more of the assets that investors typically hold in their portfolios. Both of these indices are published daily.

     (ff) The MSCI Latin America Global Index - is a broad-based market cap weighted composite index covering at least 60% of markets in Mexico, Argentina, Brazil, Chile, Colombia, Peru and Venezuela (Assumes reinvestment of dividends).

     (gg) Morgan Stanley Capital International Japan Index - An unmanaged index of common stocks (assumes dividends reinvested).

     (hh) NAREIT Index - An unmanaged market weighted index of tax qualified REITs (excluding healthcare REITs) listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System, including dividends.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Company's Funds, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Company to calculate its performance. In addition, there can be no assurance that the Company will continue this performance as compared to such other averages.

     [Delete the remainder and insert narrative regarding advertising.]

AMERICAN VALUE FUND

     The American Value Fund's portfolio managers are "value" investors, and as such, their mission is to buy stocks of quality U.S.-based companies they believe to be selling below their intrinsic worth and sell them when they reach fair value. This involves buying quality stocks when they are out of favor with the majority of investors and selling them after the market has realized their fair value.

     Since 1926, small market capitalization stocks have, on average, outperformed large market capitalization stocks by 2%-3% annualized. Small capitalized stocks are defined as the five smallest market capitalization deciles of the Center for Research in Security Prices at the University of Chicago ("CRSP"); large capitalization stocks constitute the five largest CRSP market capitalization deciles.

     Wilshire Associates reports small cap value stocks (an index made up of the lowest price-to-book, lowest price-to-earnings and highest yielding small capitalization stocks) have outperformed the average small cap stock as well as the average small cap growth stock during the period of 1978 to 1994, and with less risk than the average small cap growth stock (an index made up of small capitalization stocks with the highest earnings growth, highest price-to-book and highest price-to-earnings ratios as shown in the chart below).


             [THE FOLLOWING IS A NARRATIVE DESCRIPTION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

A graph entitled "Small Cap Value Has Provided A Favorable Risk/Return Profile" indicates returns from 14.3% to 19.5% on the vertical axis and risk (standard deviation) from 14.9% to 24.3% on the horizontal axis. The following points are indicated on the graph:

                         For Small Cap Value Portfolio:
              Return of 19.5% at risk (standard deviation) of 15.9%

                  For Small Cap Mean Between Value and Growth:
              Return of 15.9% at risk (standard deviation) of 20.6%

                           Small Cap Growth Portfolio:
              Return of 15.6% at risk (standard deviation) of 24.3%

       For S&P 500:  Return of 14.3% at risk (standard deviation) of 14.9%

          Source:  Wilshire Associates style performance data 1978-1994

                   [END OF NARRATIVE DESCRIPTION THAT REPLACES

                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

Past performance is no guarantee of future results. The S&P 500 and the Style Portfolio Data are unmanaged indices of securities. The risk factor is an annualized standard deviation of the annual returns. The Small Cap Value Index is a straightforward composite benchmark. It is the average of three separate indices: Low Price/Book Index ("Low P/B"), High Yield Index, and Low Price/Earnings Index ("Low P/E"). Each index is computed by sorting the companies of stocks ranked 501-2000 by market capitalization by the fundamental measure. The universe is then split into equally weighted deciles based on the sorted fundamental measure. The Low P/B and the Low P/E indices are simply the unweighted returns from the 8th and 9th decile. The High Yield Index is the unweighted return from the 2nd and 3rd decile. The process is a repetitive, rigid algorithm which is not subject to manager selectivity. The Small Cap Index is the Decile 6-8 index of the Center for Research in Security Prices of the University of Chicago ("CRSP"). The CRSP indices are composed of nearly all common stocks traded on the NYSE, AMEX, and NASDAQ within a given market-cap range. The size cutoffs are determined by ranking all NYSE stocks by market cap, forming deciles, and then adding all the issues that fit the size range from the other deciles. The CRSP Decile 6-8 represents the sixth through eighth deciles. The market capitalization ranges characterized by both indices are consistent with each other and represent the MSAM/Chicago definition of the small capitalization universe.

$10,000 invested 20 years ago in an unmanaged basket of small cap value stocks would have significantly outperformed the other investments shown in the chart below:

            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

A graph entitled "Growth of a $10,000 investment on January 1, 1971 through September 30, 1995" indicates returns of $10,000 to $710,000 on the vertical axis and calendar quarters from the fourth quarter of 1970 to the third quarter of 1995 on the horizontal axis. Every sixth quarter is presented instead of lines covering each quarter.

In Thousands (except last column)


 70Q4   72Q2   73Q4   75Q2   76Q4   78Q2   79Q4   81Q2    82Q4   84Q2   85Q4   87Q2    88Q4   90Q2   91Q4    93Q2   94Q4   9/30/95

Small  $10     $10   $10    $20    $30     $35    $55    $70    $110   $170    $240   $270   $270    $390   $525    $539   $657
Cap
Value
$10

Small  10      10    10     15     20      30     45     55     70     100     120    110    135     160    210     $237   $304
Cap
10

Large  10      10    10     15     15      15     15     30     35     50      65     65     85      110    130     $130   $169
Cap
10

10 Year10      10    10     12     15      15     15     30     30     35      40     45     50      60     75      $ 84   $ 85
Govt
Bond
10

T-Bill 10      10    10     12     15      15     20     30     35     35      40     45     50      55     58      $ 60   $ 62
10


                  [END OF TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]


Past performance is no guarantee of future results. Small cap securities are generally more volatile than T-Bills, 10-year government bonds or the S&P 500. The returns shown assume the reinvestment of all distributions of income and capital gains and do not reflect the deduction of sales charges or management fees and expenses that would be applicable to a managed basket of equity securities. The deduction of such sales charges and management fees and expenses would reduce the returns shown. It is not possible to invest directly in an index of equity securities, including any of the MSCI indices. An investment strategy may be designed to replicate an index of equity securities and may be more or less successful in achieving such a replication.

     THE AMERICAN VALUE FUND'S PORTFOLIO. The portfolio universe consists of the next 2,000 companies that rank in size following the 500 largest U.S. corporations. The portfolio consists of approximately 100 companies, many of which have been in business for over one hundred years and meet the stringent criteria set forth by Morgan Stanley's portfolio management team. Companies in the portfolio must be bargain-priced, with quality products and a dominant market niche. They must demonstrate a sustainable growth rate, a healthy financial position and have a history of paying dividends.

     Careful analysis, using this criteria, helps Morgan Stanley portfolio managers distinguish an underpriced stock that is in a position to recover, from one that will continue to decline.

     THE MORGAN STANLEY DISTINCTION. The portfolio managers' goal is to capitalize on the market's tendency to overreact to bad news. Often a single negative event that has been exaggerated in the stock market can cause a stock's price to decline much more than is justified by the company's actual prospects.

     This type of discrepancy between a company's market price and its intrinsic worth (based on its earnings, cash flow, and/or asset values) is viewed by the portfolio managers as an opportunity.

     The managers of the American Value Fund are long-term investors, not short-term traders. They recognize that the potentially higher rate of return available from small stocks cannot be achieved overnight. Value takes time to be realized.

     The Fund's portfolio managers seek companies paying high, sustainable dividends. Dividends are important because they provide a good indication that a company has not only quality, shareholder-oriented management, but also financial strength.

THE ASIAN GROWTH POTENTIAL

     Annual growth, as measured by Gross National Product, in the 1990s is projected to be 5.3% in Asia as compared with 2% in both North America and Europe, according to the World Bank Atlas. According to Morgan Stanley research, the economies in this region are less mature and are expected to have a higher rate of sustainable growth well into the next century.

     According to research conducted by J. Walter Thompson, by the year 2000, Asia will have two-thirds of the world's population; only four of the world's largest cities will be non-Asian; affluent Asian households will rise by 50% to 51 million; and per capita Gross Domestic Product ("GDP") will double. In addition, 240 million Asian households will have televisions (a 70% increase in the past 5 years, as compared with a 4.3% increase in Britain and a 6.7% increase in the U.S.). China currently has one-quarter of the world's population and is projected to have 200 million middle-class consumers by the year 2000. By 2012, China, alone, is projected to have the world's largest economy.

     Annualized returns of stock markets in this region are, in some cases, twice that of the U.S., according to Morgan Stanley Capital International (MSCI) Indices. On a relative basis, stock prices in this region are less than many countries in the world, according to MSCI.

     MORGAN STANLEY: THE ASIAN AUTHORITY. Morgan Stanley has a strong commitment to the Asian region. The portfolio team is based in Morgan Stanley's Singapore office, with managers who are native to the region and the markets they analyze, offering local insights that have contributed to a superior performance record. Morgan Stanley has over 1,250 employees located in the Far East and has offices in Singapore, Shanghai, Taipei and Seoul.

                              ESTIMATED GNP GROWTH
                                   1990-2000

          Asia                                                5.3%
          North America                                       2.0%
          South America                                       2.2%
          Europe                                              2.0%
          Middle East                                         1.6%
          Africa                                              0.3%
          Source: World Bank Atlas


            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

The following replaces a bar graph that indicates price earnings ratios in percentage returns on the vertical axis and countries on the horizontal axis:


                        SUPERIOR HISTORIC MARKET RETURNS
                  1990 - 1994 ANNUALIZED RETURNS* (US DOLLARS)

          Hong Kong                                         27.18%
          Philippines                                       21.44
          CFEFxJ                                            20.14
          Thailand                                          17.47
          Singapore                                         16.02
          Malaysia                                          13.86
          USA                                                9.16
          World                                              4.24
          EAFE                                               1.82
          Korea                                              0.26
          Indonesia                                         -2.15
          Taiwan                                            -2.98
          Japan                                             -3.43

Past performance of Asian markets is not a guarantee of their future performance and is not indicative of the Fund's future performance.
* Gross Dividends
Sources: MSCI Indices

                  [END OF TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]


Past Performance is no guarantee of future results. The MSCI indices represent an unmanaged basket of equity securities. The returns shown assume the reinvestment of all distributions of income and capital gains and do not reflect the deduction of sales charges or management fees and expenses that would be applicable to a managed basket of equity securities. The deduction of such sales charges and management fees and expenses would reduce the returns shown. It is not possible to invest directly in an index of equity securities, including any of the MSCI indices. An investment strategy may be designed to replicate an index of equity securities and may be more or less successful in achieving such a replication.



            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

The following replaces a bar graph that indicates price earnings ratios in percentages from 0-100% on the vertical axis and countries on the horizontal axis:

                   PRICE EARNINGS/RATIO* AS OF DECEMBER, 1994

          Japan                                              97.3%
          Taiwan (E)                                         36.0
          Philippines                                        28.0
          Malaysia                                           24.2
          World                                              23.2
          Korea (E)                                          22.0
          Indonesia                                          20.9
          Thailand                                           20.1
          Singapore                                          19.5
          CFEFxJ (E)                                         19.4
          USA                                                16.9
          Hong Kong                                          13.3


*Trailing 12 Months
Source: MSCI
(E) Estimate, not from MSCI, 12/31/94

                  [END OF TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]


EMERGING MARKETS' GROWTH POTENTIAL

Annual growth, as measured by Gross National Product, in the 1990s is projected to be 6.5% in emerging markets as compared with 2.5% in industrial countries, according to the World Bank. According to Morgan Stanley research, the economies in this region are less mature and are expected to have a higher rate of sustainable growth well into the next century. If the high savings in the emerging markets countries as of 1991 are sustained, the savings will provide much of the needed capital for economic growth:

            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

The following replaces a bar graph that indicates percentage of growth from 0-50% on the vertical axis and countries on the horizontal axis:

                        GROWTH - HIGH SAVINGS RATE (1991)


          Singapore                                            45%
          China                                                43
          Korea                                                37
          Indonesia                                            37
          Thailand                                             34
          Japan                                                34
          Hong Kong                                            33
          Malaysia                                             33
          Taiwan                                               30
          EEC(1)                                               22
          India(1)                                             20
          Mexico                                               20
          Chile                                                18
          Philippines                                          16
          Brazil                                               16
          Argentina                                            16
          USA                                                  15


Source: World Bank
Note: (1) 1989 data

                  [END OF TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

Morgan Stanley believes that population growth projected by the World Bank for the 1990s, particularly among the middle class, will create buying power and fuel demand for products, leading to economic growth and industrial sophistication:

                         Total Population Middle Classes
                               (Percent Per Annum)

          Developed Countries                       0.4%      1.1%
          Developing Countries                      1.9%      5.9%
          SOURCE: WORLD BANK

A large percentage of the population is under the age of 15 in emerging countries. As these children mature, they will greatly increase consumption of goods and services.

            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]


The following replaces a bar graph that indicates percentage of population under the age of 15 ranging from 0-50% on the horizontal axis and countries on the vertical axis.


                             YOUNG POPULATION (1991)
                              Source: The Economist
                              Note: (1) 1990 data.


          USA                                                        22%
          Argentina (1)                                              30
          Brazil (1)                                                 35
          Chile (1)                                                  31
          Mexico (1)                                                 37
          Venezuela (1)                                              38
          Indonesia                                                  37
          S. Korea                                                   27
          Malaysia                                                   37
          Philippines                                                39
          Taiwan                                                     27
          Thailand                                                   35
          India                                                      36
          Turkey (1)                                                 35
          Jordan (1)                                                 44
          Nigeria (1)                                                47


A large percentage of the population is under the age of 15 in emerging countries. As these children mature, they will have a tremendous impact on consumption of goods and services.

                  [END OF TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]


     Historically, the average annual total return of emerging markets has exceeded that of developed countries, and other indicators point to significant future growth in the emerging markets:

       MORGAN STANLEY: AN AUTHORITY IN LATIN AMERICA AND EMERGING MARKETS

     Over one-third of Morgan Stanley's 9,200 employees live and work outside the United States, enabling them to recognize opportunities as they arise and, more importantly, to act on them quickly.

     At ______, 1996, MSAM, together with its affiliated asset management companies, had approximately ___ billion in assets under management and fiduciary advice, including over ______ million in Latin America markets and over _ billion in equities and fixed income in emerging markets, making it one of the largest investment managers in emerging markets.

     Morgan Stanley portfolio managers have access to proprietary research through Morgan Stanley Capital International (MSCI), the generally recognized standard for measuring the performance of international securities worldwide. MSCI monitors approximately 4,000 of some of the world's leading companies, which account for about 80% of the total market value of the world's stock markets.

GROWTH POTENTIAL IN LATIN AMERICA

     An economic transformation is occurring in Latin America today, which we believe is creating a positive environment for investors. Old (protected) economies are being transformed into new (open) free market economies, as evidenced by many changes, including:

     OLD (PROTECTED)                    NEW (OPEN)
     ---------------                    ----------

     High import tariffs                Low tariffs
     Regulated exchange rates           Free exchange rates
     Regulated interest rates           Market interest rates
     Investment restrictions            Open foreign investment
     High tax rates                     Competitive tax rates
     Command economy                    Market economy
     Employment priority                Efficiency priority
     Subsidies                          Competitive market prices
     State-owned industry               Privatization
     Deficit spending                   Fiscal austerity
     Capital flight                     Return capital
     High inflation                     Lower inflation

     According to Morgan Stanley research, the economies in this region are less mature and are expected to have higher rates of sustainable growth well into the next century. We believe the greatest potential for gain is when situations are improving and not when they are mature.

            [THE FOLLOWING IS A TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

The following replaces a bell curve line graph that indicates development increasing upward in the vertical axis and time of maturity increasing to the right in the horizontal axis:

                          EMERGING MARKET LIFE CYCLE
--------------------------------------------------------------------------------
COUNTRIES       BEHIND-THE-     EMERGING        ESTABLISHED     MATURE
                SCENES          MARKETS         GROWTH          ECONOMIES
--------------------------------------------------------------------------------

Germany                                                         X

U.S.                                                            X
Japan                                           X
U.K.                                                            X
Spain                                           X

Hong Kong                                       X
Singapore                                       X
Portugal                                        X
Taiwan                          X

Greece                          X
Korea                           X
Malaysia                        X
Turkey                          X

Thailand                        X
Mexico                          X
Chile                           X
Argentina                       X

Venezuela                       X
Indonesia                       X
Philippines                     X
India                           X

Brazil                          X
Pakistan                        X
Sri Lanka                       X
Peru                            X

Egypt               X
Sub-Saharan Africa  X
Eastern Europe      X
Cuba                X

Vietnam             X
Iran                X


Source: Morgan Stanley Research

                  [END OF TABULAR REPRESENTATION THAT REPLACES
                  GRAPHIC MATERIAL FOR EDGAR FILING PURPOSES.]

     Historically, this region's economy has grown faster than the industrial countries, as measured by Gross Domestic Product, and the World Bank projects it to grow twice as fast as the industrial countries by the year 2000.

                                               Real GDP Growth

                                        1965-93             1993-2000

                                                             Forecast

Latin America                            4.3%                   5.0%

Industrial Countries                     3.1%                   2.5%

SOURCE: WORLD BANK

PAST PERFORMANCE OF LATIN AMERICAN MARKETS, HOWEVER, IS NO GUARANTEE OF THE LATIN AMERICA FUND'S FUTURE PERFORMANCE.

     Morgan Stanley believes that the population growth projected by the World Bank for the 1990s in these developing countries, particularly among the middle class, will create buying power and fuel demand for products, leading to economic growth and industrial sophistication:


                                           Growth of Total        Growth of
                                             Population        Middle Classes

                               (Percent Per Annum)

     Developed Countries                         0.4%                 1.1%
     Developing Countries                        1.9%                 5.9%

SOURCE: WORLD BANK


     According to Morgan Stanley research, historically, annualized returns of stock markets in this region have been superior, and on a relative basis, stock prices in this region are significantly lower than developed markets as well as other emerging markets, as measured by price/earnings ratios.


                                            1988-93
                                           Annualized            1993
                                             Return             Return
                                           ----------           ------

S&P 500                                      14.5%               10.0%
T-Bills                                       5.7%                3.1%
Emerging Growth Stocks                       18.4%               21.0%
U.S. Government Bonds                        10.7%                8.2%
EAFE                                          2.0%               32.6%
Japanese Stocks                              -7.0%               25.5%
Emerging Market Equities                     16.5%               67.5%
MSCI LATIN AMERICA                           42.4%               49.1%


SOURCE: MORGAN STANLEY RESEARCH

     The returns do not reflect any asset-based charges for investment management or other expenses. Assumes reinvestment of all dividends/distribution. Past Performance is no guarantee of the Latin America Fund's future performance.

                              Price/Earnings Ratio
                              --------------------

               Developed Markets*                       28.4%
               Emerging Markets*                        13.9%
               LATIN AMERICA**                          17.2%


SOURCE: EMERGING MARKETS P/E REPRESENTED BY THE IFC INDEX, DEVELOPED MARKETS BY MSCI WORLD
          *    PROSPECTIVE 1995
          **  TRAILING AS OF DECEMBER 31, 1994


                                 Market Cap/GNP
                              (As of March 3, 1994)

                                Developed Markets         .7
                                Emerging Markets          .3
                                LATIN AMERICA             .3

SOURCE: EMERGING MARKETS P/E REPRESENTED BY THE IFC INDEX, DEVELOPED MARKETS BY MSCI WORLD

                               GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

     The Company's Articles of Incorporation permit the Directors to issue 21.75 billion shares of common stock, par value $.001 per share, from an unlimited number of Funds. Currently the Company is authorized to offer shares of twenty-two Funds, nineteen of which have Class A, Class B and Class C shares.

     The shares of each Fund of the Company are fully paid and non-assessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Fund of the Company have no pre-emptive rights. The shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share owned (and a fractional vote for each fractional share owned), then standing in his name on the books of the Company.

DIVIDENDS AND DISTRIBUTIONS

     The Company's policy is to distribute substantially all of each Fund's net investment income, if any. Each Fund may choose to make sufficient distributions of net capital gains to avoid liability for federal excise tax. A Fund will not be subject to federal income tax on capital gains or ordinary income distributed to shareholders so long as it qualifies as a RIC (see discussion under "Dividends and Distributions" and "Taxes" in the Prospectus). However, the Company may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or distributions cannot be predicted.

     Any dividend or distribution paid shortly after an investor purchases shares of an Non-Money Market Fund will reduce the per share net asset value of that Fund by the per share amount of the dividend or distribution.

Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes to shareholders subject to taxes as set forth in the Prospectus.

     As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividends and distributions of a Fund are automatically reinvested in additional shares of that Fund at net asset value as of the business day following the record date. This reinvestment policy will remain in effect until the shareholder notifies the Transfer Agent in writing at least three days prior to a record date that the shareholder has elected either the Income Option (income dividends in cash and distributions in additional shares at net asset value) or the Cash Option (both income dividends and distributions in cash). No initial sales charge or CDSC is imposed on shares of any of the Funds, including the Non-Money Funds, that are purchased through the automatic reinvestment of dividends and distributions of a Fund.

     Each Fund generally will be treated as a separate corporation (and hence as a separate "regulated investment company") for federal tax purposes. Any net capital gains of any Fund, whether or not distributed to investors, cannot be offset against net capital losses of any other Fund.


CUSTODY ARRANGEMENTS

     Chase serves as the Company's domestic custodian except with respect to the Money Market Funds. Chase is not affiliated with Morgan Stanley & Co. Incorporated. Morgan Stanley Trust Company, Brooklyn, NY, acts as the Company's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Company in accordance with Rule 17f-5 adopted by the SEC under the 1940 Act. Morgan Stanley Trust Company is an affiliate of Morgan Stanley & Co. Incorporated. In the selection of foreign subcustodians, the Directors consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Company, and the reputation of the institution in the particular country or region. PNC Bank, N.A. serves as the Company's custodian for each of the Money Market Funds.



                     DESCRIPTION OF SECURITIES AND RATINGS

I.  DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

     EXCERPTS FROM MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") DESCRIPTION OF BOND RATINGS: AAA - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. AA - Bonds which are rated AA are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. BAA - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract
over any long period of time may be small.   CAA - Bonds which are rated Caa are
of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     EXCERPTS FROM STANDARD & POOR'S CORPORATION ("S&P") DESCRIPTION OF BOND
RATINGS: AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest. AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree. A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid. D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-1 - best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 - high quality with margins of protection ample although not so large as in the preceding group.

DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("P1") - Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTES ISSUES: S-1+ - very strong capacity to pay principal and interest; SP-1 - strong capacity to pay principal and interest.

DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATINGS: A-1+ - this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 - this designation indicates the degree of safety regarding timely payment is very strong.

WITH RESPECT TO RATINGS BY IBCA LTD., the designation A1 by IBCA, Ltd. indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

II.  DESCRIPTION OF UNITED STATES GOVERNMENT SECURITIES

     The term "United States Government securities" refers to a variety of securities which are issued or guaranteed by the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government.

     United States Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and United States Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Associates, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the United States Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the United States Government.

     Some of the United States Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

     An instrumentality of the United States Government is a Government agency organized under federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks, and the Federal National Mortgage Association.

III.  FOREIGN INVESTMENTS

     The Funds may invest in securities of foreign issuers. Investors should recognize that investing in such foreign securities involves certain special considerations which are not typically associated with investing in United States issuers. For a description of the effect on the Funds of currency exchange rate fluctuations, see "Investment Objectives and Policies - Forward Foreign Currency Exchange Contracts" above. As foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers, there may be less information available about certain foreign companies than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries. Foreign securities not listed on a recognized domestic or foreign exchange are regarded as not readily marketable and therefore such investments will be limited to 15% of a Fund's net asset value at the time of purchase.

     Although the Funds will endeavor to achieve the most favorable execution costs in their portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on United States exchanges.

     Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. Except in the case of the Global Fixed Income Fund, Asian Growth Fund, European Equity Fund and Worldwide High Income Fund, it is not expected that a Fund or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. However, these foreign withholding taxes may not have a significant impact on any such Fund because its investment objective is to seek long-term capital appreciation and any dividend or interest income should be considered incidental.

IV.  EMERGING COUNTRY EQUITY AND DEBT SECURITIES

     The definition of emerging country equity or debt securities of each of the Global Equity Allocation, Global Fixed Income, Asian Growth, Emerging Markets, Latin American, European Equity and Worldwide High Income Funds includes securities of companies that may have characteristics and business relationships common to companies in a country or countries other than an emerging country. As a result, the value of the securities of such companies may reflect economic and market forces applicable to other countries, as well as to an emerging country. The Adviser believes, however, that investment in such companies will be appropriate because the Fund will invest only in those companies which, in its view, have sufficiently strong exposure to economic and market forces in an emerging country such that their value will tend to reflect developments in such emerging country to a greater extent than developments in another country or countries. The Fund may invest in companies organized and located in countries other than an emerging country, including companies having their entire production facilities outside of an emerging country, when securities of such companies meet one or more elements of the Fund's definition of an emerging country debt security and so long as the Adviser believes at the time of investment that the value of the company's securities will reflect principally conditions in such emerging country.

     The value of debt securities held by the Fund generally will vary inversely to changes in prevailing interest rates. The Fund's investments in fixed-rated debt securities with longer terms to maturity are subject to greater volatility than the Fund's investments in shorter-term obligations. Debt obligations acquired at a discount are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which are not subject to such discount.

     Investments in emerging country government debt securities involve special risks. Certain emerging countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

     The Fund may invest in certain debt obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Fund may purchase Brady Bonds either in the primary or secondary markets. The price and yield of Brady Bonds purchased in the secondary market will reflect the market conditions at the time of purchase, regardless of the stated face amount and the stated interest rate. With respect to Brady Bonds with no or limited collateralization, the Fund will rely for payment of interest and principal primarily on the willingness and ability of the issuing government to make payment in accordance with the terms of the bonds.

     U.S. Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity(these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held to the scheduled maturity of the defaulted Brady Bonds by the collateral agent, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of the Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds should be viewed as speculative.

     Brady Plan debt restructurings totaling approximately $73 billion have been implemented to date in Argentina, Costa Rica, Mexico, Nigeria, the Philippines, Uruguay and Venezuela, with the largest proportion of Brady Bonds having been issued to date by Mexico and Venezuela. Brazil and Poland have announced plans to issue Brady Bonds aggregating approximately $52 billion, based on current estimates. There can be no assurance that the circumstances regarding the issuance of Brady Bonds by these countries will not change.

                              FINANCIAL STATEMENTS

     The Company's audited financial statements and notes thereto for the fiscal year ended June 30, 1996, and the report thereon of Price Waterhouse LLP, independent accountants, which appear in the June 30, 1996 Annual Report to Shareholders are incorporated herein by reference. The International Magnum Fund, Japanese Equity Fund, Growth and Income Fund, European Equity Fund, Equity Growth Fund, Global Equity Fund, Emerging Markets Debt Fund, Mid Cap Growth Fund, Value Fund, Money Market Fund, Tax-Free Money Market Fund and Government Obligations Money Market Fund were not operational as of the date of the Annual Report.

     The PCS Cash Fund, Inc.'s audited financial statements and notes thereon for the fiscal year ended June 30, 1996, and the report thereon of Coopers & Lybrand LLP which appear in the PCS Cash Fund, Inc.'s Annual Report to Shareholders are incorporated herein by reference. These financial statements and notes and report thereon relate to the PCS Money Market Portfolio and PCS Government Obligations Money Market Portfolio which were the predecessors of the Morgan Stanley Money Market Fund and Morgan Stanley Government Obligations Money Market Fund, respectively.

                                        PART C


                              Morgan Stanley Fund, Inc.
                                  Other Information

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

  (1)  FINANCIAL STATEMENTS (included in Part A)

       Audited financial highlights for the Morgan Stanley Global Equity Allocation, Morgan Stanley Global Fixed Income, Morgan Stanley Asian Growth, Morgan Stanley American Value, Morgan Stanley Worldwide High Income, Morgan Stanley Latin American and Morgan Stanley Emerging
       Markets Funds for the fiscal year ended June 30, 1995 are included in Part A (the prospectuses). As of June 30, 1995, the Morgan Stanley Government Obligations Money Market, Morgan Stanley Tax-Free Money Market, Morgan Stanley European Equity, Morgan Stanley Growth and Income, Morgan Stanley International Magnum, Morgan Stanley Japanese Equity, Morgan Stanley Value, Morgan Stanley Equity Growth, Morgan Stanley Global Equity, Morgan Stanley Aggressive Equity, Morgan Stanley U.S. Real Estate, Morgan Stanley High Yield, Morgan Stanley Emerging Markets Debt and Morgan Stanley Mid Cap Growth Funds had not yet commenced operations. Accordingly, no audited financial highlights for these Funds are included in the prospectus relating to such Funds.

       Audited financial highlights for the PCS Money Market Portfolio and PCS Government Obligations Money Market Portfolio, portfolios of PCS Cash Fund, Inc., for the fiscal year ended June 30, 1996 are included in Part A (the prospectuses). The PCS Money Market Portfolio is the predecessor to the Morgan Stanley Money Market Fund and the PCS Government Obligations Money Market Portfolio is the predecessor portfolio to the Morgan Stanley Government Obligations Money Market Fund.

  (2)  FINANCIAL STATEMENTS (included in Part B)

       The registrant's audited financial statements for the Morgan Stanley Global Equity Allocation, Morgan Stanley Global Fixed Income, Morgan Stanley Asian Growth, Morgan Stanley American Value, Morgan Stanley Worldwide High Income, Morgan Stanley Latin American and Morgan
       Stanley Emerging Markets Funds, respectively, for the fiscal year ended June 30, 1995, including Price Waterhouse LLP's report thereon, are incorporated by reference into Part B (the Statement of Additional Information) and are part of the Registrant's June 30, 1995 Annual Report to Shareholders. The financial statements incorporated by reference into Part B are:

       1.     Statements of Net Assets
       2.     Statements of Operations
       3.     Statements of Changes in Net Assets
       4.     Financial Highlights
       5.     Notes to Financial Statements
       6.     Report of Independent Accountants

       As of June 30, 1995, the Morgan Stanley Money Market, Morgan Stanley Government Obligations Money Market, Morgan Stanley Tax-Free Money Market, Morgan Stanley European Equity, Morgan Stanley Growth and Income, Morgan Stanley International Magnum, Morgan Stanley Japanese Equity, Morgan Stanley Value, Morgan Stanley Equity Growth, Morgan Stanley Mid Cap Growth, Morgan Stanley Global Equity, Morgan Stanley Aggressive Equity, Morgan Stanley U.S. Real Estate, Morgan Stanley
       High Yield and Morgan Stanley Emerging Markets Debt Funds had not yet commenced operations. Accordingly, no audited financial statements are filed for these Funds at this time.

       PCS Cash Fund Inc.'s audited financial statements for the PCS Money Market and PCS Government Obligations Money Market Portfolios, for the fiscal year ended June 30, 1996 are incorporated by reference into Part B (the Statement of Additional Information) and are a part of the PCS Cash Fund, Inc.'s June 30, 1996 Annual Report to Shareholders. The financial statements incorporated by reference into Part B are:

       1.     Statement of Net Assets
       2.     Statements of Operations
       3.     Statements of Changes in Net Assets
       4.     Financial Highlights
       5.     Notes to Financial Statements
       6.     Report of Independent Accountants

  (B)  EXHIBITS

  1    (a)  Articles of Amendment and Restatement are incorporated by reference to Post Effective Amendment No. 10 to the Registrant's
            Registration Statement on Form N-1A (File Nos. 33- 51294 and
            811-7140), as filed with the SEC via EDGAR on October 4, 1995.

       (b) Articles Supplementary (adding Registrant's High Yield, U.S. Real Estate and Japanese Equity Funds) to the Amended and Restated Articles of Incorporation are filed herewith.

       (c)  Articles Supplementary (adding Registrant's Government
            Obligations Money Market and Tax-Free Money Market Funds)to the Amended and Restated Articles of Incorporation are filed herewith.

       (d) Form of Articles Supplementary (adding Registrant's Global Equity, Emerging Markets Debt, Mid Cap Growth, Equity Growth and Value Funds) to the Amended and Restated Articles of Incorporation are filed herewith.


  2 Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

  3    Not applicable.

  4 Registrant's Forms of Specimen Securities were previously filed and are incorporated herein by reference.

  5    (a)  Investment Advisory Agreement between Registrant and Morgan
            Stanley Asset Management Inc. with respect to the Morgan
            Stanley Money Market Fund, the Morgan Stanley Global Fixed
            Income Fund and the Morgan Stanley Global Equity Allocation
            Fund is incorporated by reference to Post-Effective Amendment
            No. 10 to the Registrant's Registration Statement on Form N-1A
            (File Nos. 33-51294 and 811-7140), as filed with the SEC via
            EDGAR on October 4, 1995.

       (b) Amended Schedule A and Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Asian Growth Fund and Small Cap Value Equity Fund (currently the American Value
            Fund)) is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

       (c) Supplement to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Worldwide High Income Fund) is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

       (d) Supplement to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Growth and Income Fund, European Equity Fund, Latin American Fund and Emerging Markets Fund) is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's

            Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

       (e) Supplement to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Aggressive Equity Fund) is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

       (f) Form of Supplement to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's International Magnum, Japanese Equity, U.S. Real Estate and High Yield Funds) is incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on September 23, 1996.

       (g) Supplements to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's U.S. Real Estate and High Yield Funds) is filed herewith.

       (h) Form of Supplement to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Tax-Free Money Market Fund) is incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on July 9, 1996.

       (i) Supplements to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Government Obligations and Money Market Funds) is filed herewith.

       (j) Form of Supplements to Investment Advisory Agreement between the Registrant and Morgan Stanley Asset Management, Inc. (adding Registrant's Value Fund, Global Equity, Emerging Markets Debt, Equity Growth and Mid Cap Growth Funds) is filed herewith.

  6 Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 30, 1995.

  7    Not applicable.

  8    (a)  Registrant's Mutual Fund Custody Agreement with the Chase
            Manhattan Bank, N.A. dated March 11, 1994 is incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-
            51294 and 811-7140), as filed with the SEC via EDGAR on October
            30, 1995.

       (b)  Registrant's Custody Agreement (Global) with Morgan Stanley
            Trust Company dated January 4, 1993 is incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as amended, as filed with the SEC via EDGAR on October 30, 1995.

       (c)  Registrant's Custody Agreement with PNC Bank, N.A.
            (with respect to the Money Market Funds) is filed herewith.

  9    (a)  Administration Agreement between Registrant and Morgan Stanley
            Asset Management Inc. (the "MSAM Administration Agreement") is incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos.
            33-51294 and 811-7140), as filed with the SEC via EDGAR on October 30, 1995 and as amended by Addendum to such Agreement filed herewith.

       (b) Chase Administration Agreement is incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as amended, as filed with the SEC via EDGAR on October 30, 1995 and as amended by Addendum to such Agreement filed herewith.

       (c) Amended Schedule A and Amended Administration Agreement between Registrant and Morgan Stanley Asset Management Inc. with respect to the Morgan Stanley Asian

            Growth Fund and Morgan Stanley Small Cap Value Equity Fund (currently the Morgan Stanley American Value Fund) is incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 30, 1995.

       (d) Sub-Transfer Agent Agreement among Morgan Stanley Asset Management Inc., Chase Global Funds Services Company and PFPC, Inc. is filed herewith.

  10 Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 30, 1995.

  11   (a) Consent of Price Waterhouse LLP, Independent Accountants is filed herewith.
       (b) Consent of Coopers & Lybrand L.L.P., Independent Accountants is filed herewith.

  12   Not applicable.

  13 Purchase Agreement is incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 30, 1995.

  14   Not applicable.

  15   (a)  Plan of Distribution Pursuant to Rule 12b-1 for shares of the
            Morgan Stanley Money Market Fund ("Money Market Plan") is incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos.
            33-51294 and 811-7140), as filed with the SEC via EDGAR on October 30, 1995. The following Rule 12b-1 distribution plans have been omitted because they are substantially identical to the Money Market Plan and differ from the Money Market Plan only in references to the Investment Fund to which the plan relates:
            Morgan Stanley Tax-Free Money Market Fund and Morgan Stanley
            Government Obligations Money Market Fund.

       (b)  Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares
            (the "Class A Plan") of the Morgan Stanley Aggressive Equity
            Fund is incorporated by reference to Post-Effective Amendment
            No. 10 to the Registrant's Registration Statement on Form N-1A
            (File Nos. 33-51294 and 811-7140), as filed with the SEC via
            EDGAR on October 4, 1995. The following plans have been omitted because they are substantially identical to the Class A Plan and differ from the Class A Plan only in references to the Investment Fund to which the plan relates: Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Small Cap Value Equity Fund (currently the Morgan Stanley American Value
            Fund), Morgan Stanley Value Fund, Morgan Stanley Equity Growth Fund, Morgan Stanley Mid Cap Growth Fund, Morgan Stanley Worldwide High Income Fund, Morgan Stanley Emerging Markets Debt Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley European Equity Fund, Morgan Stanley Global Equity Fund, Morgan Stanley Global Equity Allocation Fund, Morgan Stanley High Yield Fund, Morgan Stanley U.S. Real Estate Fund, Morgan Stanley International Magnum Fund, Morgan Stanley Japanese Equity Fund.

       (c) Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares (the "Class B Plan") of the Morgan Stanley Aggressive Equity Fund is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995. The following plans have been omitted because they are substantially identical to the Class B Plan and differ from the Class B Plan only in references to the Investment Fund to which the plan relates: Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Small Cap Value Equity Fund (currently the

            Morgan Stanley American Value Fund), Morgan Stanley Value Fund, Morgan Stanley Equity Growth Fund, Morgan Stanley Mid Cap Growth Fund, Morgan Stanley Worldwide High Income Fund, Morgan Stanley Emerging Markets Debt Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley European Equity Fund, Morgan Stanley Global Equity Fund, Morgan Stanley Global Equity Allocation Fund, Morgan Stanley High Yield Fund, Morgan Stanley U.S. Real Estate Fund, Morgan Stanley International Magnum Fund, Morgan Stanley Japanese Equity Fund.

       (d)  Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares
            (now known as Class C Shares) and referred to as the "Class C
            Plan" of the Morgan Stanley Aggressive Equity Fund is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995. The following plans have been omitted because they are substantially identical to the Class C Plan and differ from the Class C Plan only in references to the Investment Fund to which the plan relates: Morgan Stanley Global Fixed Income Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Small Cap Value Equity Fund (currently the Morgan Stanley American Value
            Fund), Morgan Stanley Value Fund, Morgan Stanley Equity Growth Fund, Morgan Stanley Mid Cap Growth Fund, Morgan Stanley Worldwide High Income Fund, Morgan Stanley Emerging Markets Debt Fund, Morgan Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund, Morgan Stanley European Equity Fund, Morgan Stanley Global Equity Fund, Morgan Stanley Global Equity Allocation Fund, Morgan Stanley High Yield Fund, Morgan Stanley U.S. Real Estate Fund, Morgan Stanley International Magnum Fund, Morgan Stanley Japanese Equity Fund.

  16 Schedules of Computation of Performance Information is incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-
       7140), as filed with the SEC via EDGAR on October 30, 1995.

  18 Registrant's Form of Rule 18f-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-
       7140), as filed with the SEC via EDGAR on October 4, 1995.

  24 Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

  27 Financial data schedules for the fiscal year ended June 30, 1996, are filed herewith.

ITEM 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

       No person is controlled by or under common control with the Registrant.

ITEM 26.    NUMBER OF HOLDERS OF SECURITIES

       The following information is given as of September 30, 1996.

                                                                     Number of
       Title of Class                                             Record Holders
       --------------                                            ---------------

          Morgan Stanley Global Equity Allocation Fund-Class A . . . .    4,169

          Morgan Stanley Global Equity Allocation Fund-Class B . . . .    1,694

          Morgan Stanley Global Equity Allocation Fund-Class C . . . .    4,846
          Morgan Stanley Global Fixed Income Fund-Class A. . . . . . .      340
          Morgan Stanley Global Fixed Income Fund-Class B. . . . . . .       57
          Morgan Stanley Global Fixed Income Fund-Class C. . . . . . .      193
          Morgan Stanley Asian Growth Fund-Class A . . . . . . . . . .   20,896
          Morgan Stanley Asian Growth Fund-Class B . . . . . . . . . .    6,449
          Morgan Stanley Asian Growth Fund-Class C . . . . . . . . . .   14,141
          Morgan Stanley Emerging Markets Fund-Class A . . . . . . . .    4,104
          Morgan Stanley Emerging Markets Fund-Class B . . . . . . . .    1,366
          Morgan Stanley Emerging Markets Fund-Class C . . . . . . . .    3,605
          Morgan Stanley Latin American Fund-Class A . . . . . . . . .    1,130
          Morgan Stanley Latin American Fund-Class B . . . . . . . . .      194
          Morgan Stanley Latin American Fund-Class C . . . . . . . . .      577
          Morgan Stanley European Equity Fund-Class A. . . . . . . . .        0
          Morgan Stanley European Equity Fund-Class B. . . . . . . . .        0
          Morgan Stanley European Equity Fund-Class C. . . . . . . . .        0
          Morgan Stanley American Value Fund-Class A . . . . . . . . .    1,266
          Morgan Stanley American Value Fund-Class B . . . . . . . . .      256
          Morgan Stanley American Value Fund-Class C . . . . . . . . .    1,317
          Morgan Stanley Worldwide High Income Fund-Class A. . . . . .    1,858
          Morgan Stanley Worldwide High Income Fund-Class B. . . . . .    1,928
          Morgan Stanley Worldwide High Income Fund-Class C. . . . . .    1,607
          Morgan Stanley Aggressive Equity Fund-Class A. . . . . . . .      269
          Morgan Stanley Aggressive Equity Fund-Class B. . . . . . . .      157
          Morgan Stanley Aggressive Equity Fund-Class C. . . . . . . .      138
          Morgan Stanley Growth and Income Fund-Class A. . . . . . . .        0
          Morgan Stanley Growth and Income Fund-Class B. . . . . . . .        0
          Morgan Stanley Growth and Income Fund-Class C. . . . . . . .        0
          Morgan Stanley High Yield Fund-Class A . . . . . . . . . . .       18
          Morgan Stanley High Yield Fund-Class B . . . . . . . . . . .       30
          Morgan Stanley High Yield Fund-Class C . . . . . . . . . . .       16
          Morgan Stanley U.S. Real Estate Fund-Class A . . . . . . . .       72
          Morgan Stanley U.S. Real Estate Fund-Class B . . . . . . . .       51
          Morgan Stanley U.S. Real Estate Fund-Class C . . . . . . . .       37
          Morgan Stanley International Magnum Fund-Class A . . . . . .       55
          Morgan Stanley International Magnum Fund-Class B . . . . . .       65
          Morgan Stanley International Magnum Fund-Class C . . . . . .       21
          Morgan Stanley Japanese Equity Fund-Class A. . . . . . . . .        0
          Morgan Stanley Japanese Equity Fund-Class B. . . . . . . . .        0
          Morgan Stanley Japanese Equity Fund-Class C. . . . . . . . .        0
          Morgan Stanley Money Market Fund . . . . . . . . . . . . . .        0
          Morgan Stanley Government Obligations Money Market Fund. . .        0
          Morgan Stanley Tax-Free Money Market Fund. . . . . . . . . .        0
          Morgan Stanley Value Fund - Class A  . . . . . . . . . . . .        0
          Morgan Stanley Value Fund - Class B  . . . . . . . . . . . .        0
          Morgan Stanley Value Fund - Class C  . . . . . . . . . . . .        0
          Morgan Stanley Equity Growth Fund - Class A. . . . . . . . .        0
          Morgan Stanley Equity Growth Fund - Class B. . . . . . . . .        0
          Morgan Stanley Equity Growth Fund - Class C. . . . . . . . .        0
          Morgan Stanley Global Equity Fund - Class A  . . . . . . . .        0
          Morgan Stanley Global Equity Fund - Class B  . . . . . . . .        0
          Morgan Stanley Global Equity Fund - Class C  . . . . . . . .        0
          Morgan Stanley Emerging Markets Debt - Class A . . . . . . .        0
          Morgan Stanley Emerging Markets Debt - Class B . . . . . . .        0
          Morgan Stanley Emerging Markets Debt - Class C . . . . . . .        0


ITEM 27.  INDEMNIFICATION

          Reference is made to Article SEVEN of the Registrant's Articles of Incorporation. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          Reference is made to the caption "Management of the Fund--Investment Adviser" in the Prospectus constituting Part A of this Registration Statement and "Management of the Fund" in Part B of this Registration Statement.

          Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of a substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

DIRECTORS

James M. Allwin                   Director
Barton M. Biggs                   Director
Gordon S. Gray                    Director
Peter A. Nadosy                   Director
Dennis G. Sherva                  Director


OFFICERS

Barton M. Biggs                   Chairman
                                  Managing Director
Peter A. Nadosy                   Vice Chairman
                                  Managing Director
James M. Allwin                   President
                                  Managing Director
P. Dominic Caldecott              Managing Director (MSAM) - UK
A. Macdonald Caputo               Managing Director
Ean Wah Chin                      Managing Director (MSAM) -
                                   Singapore
Garry B. Crowder                  Managing Director
Madhav Dhar                       Managing Director
Kurt A. Feuerman                  Managing Director
Gordon S. Gray                    Managing Director
Marianne Laing Hay                Managing Director
Gary D. Latainer                  Managing Director
Mahmoud A. Mamdani                Managing Director
Robert A. Sargent                 Managing Director (MSAM) - UK
Bidyut C. Sen                     Managing Director
Vinod R. Sethi                    Managing Director
Dennis G. Sherva                  Managing Director
James L. Tanner                   Managing Director (MSAM) - UK
Richard G. Woolworth, Jr.         Managing Director
Debra M. Aaron                    Principal
Warren Ackerman III               Principal
John R. Alkire                    Principal (MSAM) - Toyko
Robert E. Angevine                Principal
Gerald P. Barth-Wehrenaip         Principal
Francine J. Bovich                Principal
Stuart J. M. Breslow              Principal
Andrew C. Brown                   Principal (MSAM) - UK
Jeffrey P. Brown                  Principal
Frances Campion                   Principal (MSAM) - UK
Terence P. Carmichael             Principal
Arthur Certosimo                  Principal

Stephen C. Cordy                  Principal
Jacqueline A. Day                 Principal (MSAM) - UK
Abigail Jones Feder               Principal
Eugene Flood, Jr.                 Principal
Thomas C. Frame                   Principal
Paul B. Ghaffari                  Principal
James Wayne Grisham               Principal
Perry E. Hall II                  Principal
Ruth A. Hughes-Guden              Principal
Margaret Kinsley Johnson          Principal
Michael B. Kushma                 Principal
Marianne J. Lippmann              Principal
Andrew Mack                       Principal (MSAM) - UK
Gary J. Mangino                   Principal
Jeffrey Margolis                  Principal
M. Paul Martin                    Principal
Walter Maynard, Jr.               Principal
Robert L. Meyer                   Principal
Margaret P. Naylor                Principal (MSAM) - UK
Warren Olsen                      Principal
Christopher G. Petrow             Principal
Russell C. Platt                  Principal
Narayan Ramachandran              Principal
Gail Hunt Reeke                   Principal
Christine I. Reilly               Principal
Stefano Russo                     Principal (MSAM) - Milan
Bruce R. Sandberg                 Principal
Kiat Seng Seah                    Principal (MSAM) - Singapore
Stephen C. Sexauer                Principal
Robert M. Smith                   Principal
Kunihiko Sugio                    Principal (MSAM) - Tokyo
Ann D. Thivierge                  Principal
Philip W. Winters                 Principal
Alford E. Zick, Jr.               Principal
Suzanne S. Akers                  Vice President
William S. Auslander              Vice President
Kimberly L. Austin                Vice President
Marshall T. Bassett               Vice President
Theodore R. Bigman                Vice President
L. Kenneth Brooks                 Vice President
Jonathan Paul Buckeridge          Vice President (MSAM) - Melbourne
Carl Kuo-Wei Chien                Vice President (MSAM) - Hong Kong
Lori A. Cohane                    Vice President
James Colmenares                  Vice President
Kate Cornish-Bowden               Vice President (MSAM) - UK
Nikhil Dhaon                      Vice President
Christine H. du Bois              Vice President
Raye L. Dube                      Vice President
Richard S. Farden                 Vice President
Daniel E. Fox                     Vice President
Karen T. Frost                    Vice President (MSAM) - UK
Josephine M. Glass                Vice President
Charles A. Golden                 Vice President
James A. Grasselino               Vice President

Kenneth John Greig                Vice President (MSAM) - UK
Maureen A. Grover                 Vice President
Kenneth R. Holley                 Vice President
Holly D. Hopps                    Vice President
Etsuko Fuseya Jennings            Vice President
Donald B. Johnston                Vice President
Peter L. Kirby                    Vice President
Michael F. Klein                  Vice President
George Koshy                      Vice President
Daniel R. Lascano                 Vice President
Arthur J. Lev                     Vice President
Valerie Y. Lewis                  Vice President
Jane Likins                       Vice President (MSAM) - UK
Khoon-Min Lim                     Vice President
William David Lock                Vice President (MSAM) - UK
Gordon W. Loery                   Vice President
Yvonne Longley                    Vice President (MSAM) - UK
Paula J. Morgan                   Vice President (MSAM) - UK
Clare K. Mutone                   Vice President
Terumi Nagata                     Vice President (MSAM) - Tokyo
Yoshiro Okawa                     Vice President (MSAM) - Tokyo
Martin O. Pearce                  Vice President (MSAM) - UK
Alexander A. Pena                 Vice President
Anthony J. Pesce                  Vice President
David J. Polansky                 Vice President
Akash Prakash                     Vice President (MSAM) - Muabai
Gregg A. Robinson                 Vice President
Gerald D. Rubin                   Vice President
Donald P. Ryan                    Vice President
Andy B. Skov                      Vice President
Michael James Smith               Vice President (MSAM) - UK
Kim I. Spellman                   Vice President
Joseph P. Stadler                 Vice President
Christian K. Stadlinger           Vice President
Catherine Steinhardt              Vice President
Ram K. Sundaram                   Vice President
Joseph Y.S. Tern                  Vice President (MSAM) Singapore
Richard Boon Hwee Toh             Vice President (MSAM) Singapore
K.N. Vaidyanathan                 Vice President (MSAM) Muabai
Dennis J. Walsh                   Vice President
Kevin V. Wasp                     Vice President
Harold J. Schaaff, Jr.            Principal
                                  General Counsel and Secretary
Eileen K. Murray                  Treasurer
Madeline D. Barkhorn              Assistant Secretary
Charlene R. Herzer                Assistant Secretary

          In addition, MSAM acts as investment adviser to the following registered investment companies: American Advantage International Equity Fund; The Brazilian Investment Fund, Inc.; The Enterprise Group of Funds, Inc.
- Tax-Exempt Income Portfolio; Fortis Series Fund, Inc. - Global Asset Allocation Series; Fountain Square International Equity Fund; General American Capital Company; The Latin American Discovery Fund, Inc.; certain portfolios of The Legends Fund, Inc.; The Malaysia Fund, Inc.; Morgan Stanley Africa Investment Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; Morgan Stanley European Emerging Markets Fund, Inc.; all funds of the Morgan Stanley Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund, Inc.; The Morgan Stanley High Yield Fund, Inc.; Morgan Stanley India Investment Fund, Inc.; Morgan Stanley Institutional Fund, Inc.; The Pakistan Investment Fund, Inc.; PCS Cash Fund, Inc.; Principal Aggressive Growth Fund, Inc.; Principal Asset Allocation Fund, Inc.; certain portfolios of Sun America Series Trust; SEI Institutional Managed Trust - Balanced Portfolio; The Thai Fund, Inc. and The Turkish Investment Fund, Inc.

ITEM 29.  PRINCIPAL UNDERWRITERS

          Morgan Stanley & Co. Incorporated ("MS&Co.") is distributor for Morgan Stanley Institutional Fund, Inc., Morgan Stanley Fund, Inc., and PCS Cash Fund, Inc. The information required by this Item 29 with respect to each Director and officer of MS&Co. is incorporated by reference to Schedule A of Form BD filed by MS&Co. pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-15869).

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of the Registrant; Registrant's Transfer Agent and Sub-Administrator, Chase Global Funds Services Company, 73 Tremont Street, P.O. Box 2798, Boston, Massachusetts 02208-2798; Registrant's Sub-Transfer Agent, PFPC, Inc. 400 Bellevue Parkway, Wilmington, Delaware 19809; and the Registrant's custodian banks, including sub-custodians.

ITEM 31.  MANAGEMENT SERVICES

          Morgan Stanley Asset Management Inc. ("MSAM") has entered into a Chase Administration Agreement with The Chase Manhattan Bank, N.A. ("Chase"), successor in interest to United States Trust Company of New York (which is incorporated herein by reference to Exhibit No. 9(b) to Pre-Effective Amendment No. 2 to Registrant's Registration Statement) pursuant to which Chase will provide the following services to the Registrant: (i) managing, administering and conducting the general business activities of the Registrant, other than those which are contracted to third parties; (ii) providing personnel and facilities to perform the foregoing; (iii) accounting services, including the preparation of statements and reports; (iv) transfer agent services, including processing correspondence from shareholders, recording transfers, issuing stock certificates and handling checks; (v) handling dividends and distributions, including disbursing, withholding and tax reporting; and (vi) providing office facilities, statistical and research data, office supplies and assisting the Registrant to comply with regulatory developments.

ITEM 32.  UNDERTAKINGS

          1. Registrant undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the Morgan Stanley High Yield Fund, Morgan Stanley U.S. Real Estate Fund, Morgan Stanley International Magnum Fund, Morgan Stanley
Japanese Equity Fund, Morgan Stanley Growth and Income Fund, Morgan Stanley European Equity Fund, Morgan Stanley Money Market Fund, Morgan Stanley Tax-Free Money Market Fund, Morgan Stanley Government Obligations Money
Market Fund, Morgan Stanley Value Fund, Morgan Stanley Equity Growth Fund, Morgan Stanley Global Equity Fund, Morgan Stanley Emerging Markets Debt Fund, and Morgan Stanley Mid Cap Growth Fund within four to six months of their effective date or the commencement of operations of each such Investment Fund, whichever is later.

          2. Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Directors of his or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

          3. Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                                      SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 17th day of October, 1996.

                              MORGAN STANLEY FUND, INC.

                              By:   /s/ Warren J. Olsen
                                   --------------------
                                   Warren J. Olsen
                                   President and Director


          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                   Date

/s/ Warren J. Olsen                Director, President     October 17, 1996
-----------------------------                              ----------------
Warren J. Olsen                    (Principal Executive
                                   Officer)

*/s/ Barton M. Biggs               Director (Chairman)     October 17, 1996
------------------------------                             ----------------
Barton M. Biggs

*/s/ Fergus Reid                   Director                October 17, 1996
-----------------------------                              ----------------
Fergus Reid

*/s/ Frederick O. Robertshaw       Director                October 17, 1996
-----------------------------                              ----------------
Frederick O. Robertshaw

*/s/ Andrew McNally IV             Director                October 17, 1996
-----------------------------                              ----------------
Andrew McNally IV

*/s/ John D. Barrett II            Director                October 17, 1996
-----------------------------                              ----------------
John D. Barrett II

*/s/ Gerard E. Jones               Director                October 17, 1996
-----------------------------                              ----------------
Gerard E. Jones

*/s/ Samuel T. Reeves              Director                October 17, 1996
-----------------------------                              ----------------
Samuel T. Reeves

*/s/ Frederick B. Whittemore       Director                October 17, 1996
-----------------------------                              ----------------
Frederick B. Whittemore

*/s/ James R. Rooney               Treasurer               October 17, 1996
-----------------------------                              ----------------
James R. Rooney                    (Principal
                                   Accounting
                                   Officer)

*By: /s/ Warren J. Olsen
     --------------------
     Warren J. Olsen
     Attorney-In-Fact

                                EXHIBIT INDEX

          1    (a)  Articles of Amendment and Restatement are incorporated by reference to Post Effective Amendment No. 10 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-51294 and 811-
                    7140), as filed with the SEC via EDGAR on October 4, 1995.

EX-99.1b       (b)  Articles Supplementary (addding Registrant's High Yield, U.S.
                    Real Estate and Japanese Equity Funds) to the Amended and
                    Restated Articles of Incorporation are filed herewith.

EX-99.1c       (c)  Articles Supplementary (adding Registrant's Government
                    Obligations Money Market and Tax-Free Money Market Funds)to the
                    Amended and Restated Articles of Incorporation are filed herewith.

EX-99.1d       (d)  Form of Articles Supplementary (adding Registrant's Global
                    Equity, Emerging Markets Debt, Mid Cap Growth, Equity Growth and
                    Value Funds) to the Amended and Restated Articles of Incorporation
                    are filed herewith.

          2    Amended and Restated By-laws are incorporated by reference to Post-
               Effective Amendment No. 10 to the Registrant's Registration
               Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via EDGAR on October 4, 1995.

          3    Not applicable.

          4 Registrant's Forms of Specimen Securities were previously filed and are incorporated herein by reference.

          5    (a)  Investment Advisory Agreement between Registrant and Morgan
                    Stanley Asset Management Inc. with respect to the Morgan
                    Stanley Money Market Fund, the Morgan Stanley Global Fixed
                    Income Fund and the Morgan Stanley Global Equity Allocation
                    Fund is incorporated by reference to Post-Effective Amendment
                    No. 10 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-51294 and 811-7140), as filed with the SEC via
                    EDGAR on October 4, 1995.

               (b)  Amended Schedule A and Supplement to Investment Advisory
                    Agreement between Registrant and Morgan Stanley Asset
                    Management Inc. (adding Registrant's Asian Growth Fund and
                    Small Cap Value Equity Fund (currently the American Value
                    Fund)) is incorporated by reference to Post-Effective Amendment
                    No. 10 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-51294 and 811-7140), as filed with the SEC via
                    EDGAR on October 4, 1995.

               (c)  Supplement to Investment Advisory Agreement between the
                    Registrant and Morgan Stanley Asset Management Inc. (adding
                    Registrant's Worldwide High Income Fund) is incorporated by reference to Post-Effective Amendment No. 10 to the
                    Registrant's Registration Statement on Form N-1A (File Nos. 33-
                    51294 and 811-7140), as filed with the SEC via EDGAR on October
                    4, 1995.

               (d)  Supplement to Investment Advisory Agreement between the
                    Registrant and Morgan Stanley Asset Management Inc. (adding
                    Registrant's Growth and Income Fund, European Equity Fund,
                    Latin American Fund and Emerging Markets Fund) is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's


                    Registration Statement on Form N-1A (File Nos. 33-51294 and
                    811-7140), as filed with the SEC via EDGAR on October 4, 1995.

               (e)  Supplement to Investment Advisory Agreement between the
                    Registrant and Morgan Stanley Asset Management Inc. (adding
                    Registrant's Aggressive Equity Fund) is incorporated by
                    reference to Post-Effective Amendment No. 10 to the
                    Registrant's Registration Statement on Form N-1A (File Nos. 33-
                    51294 and 811-7140), as filed with the SEC via EDGAR on October
                    4, 1995.


               (f)  Form of Supplement to Investment Advisory Agreement between the
                    Registrant and Morgan Stanley Asset Management Inc. (adding
                    Registrant's International Magnum, Japanese Equity, U.S. Real
                    Estate and High Yield Funds) is incorporated by reference to
                    Post-Effective Amendment No. 15 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-51294 and 811-7140), as
                    filed with the SEC via EDGAR on September 23, 1996.


EX-99.5g       (g)  Supplements to Investment Advisory Agreement between the
                    Registrant and Morgan Stanley Asset Management Inc. (adding
                    Registrant's U.S. Real Estate and High Yield Funds) is filed herewith.


               (h)  Form of Supplement to Investment Advisory Agreement between the
                    Registrant and Morgan Stanley Asset Management Inc. (adding
                    Registrant's Tax-Free Money Market Fund) is incorporated by reference to Post-Effective Amendment No. 14 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-51294 and
                    811-7140), as filed with the SEC via EDGAR on July 9, 1996.


EX-99.5i       (i)  Supplements to Investment Advisory Agreement between the
                    Registrant and Morgan Stanley Asset Management Inc. (adding
                    Registrant's Government Obligations and Money Market Funds) is
                    filed herewith.


EX-99.5j       (j)  Form of Supplements to Investment Advisory Agreement between the
                    Registrant and Morgan Stanley Asset Management Inc. (adding
                    Registrant's Value Fund, Global Equity, Emerging Markets Debt,
                    Equity Growth and Mid Cap Growth Funds) is filed herewith.


          6    Distribution Agreement between Registrant and Morgan Stanley & Co.
               Incorporated is incorporated by reference to Post-Effective
               Amendment No. 11 to the Registrant's Registration Statement on Form
               N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via
               EDGAR on October 30, 1995.

          7    Not applicable.

          8    (a)  Registrant's Mutual Fund Custody Agreement with the Chase
                    Manhattan Bank, N.A. dated March 11, 1994 is incorporated by reference to Post-Effective Amendment No. 11 to the
                    Registrant's Registration Statement on Form N-1A (File Nos. 33-
                    51294 and 811-7140), as filed with the SEC via EDGAR on October
                    30, 1995.

               (b)  Registrant's Custody Agreement (Global) with Morgan Stanley
                    Trust Company dated January 4, 1993 is incorporated by
                    reference to Post-Effective Amendment No. 11 to the
                    Registrant's Registration Statement on Form N-1A (File Nos. 33-
                    51294 and 811-7140), as amended, as filed with the SEC via EDGAR on
                    October 30, 1995.

EX-99.8c       (c)  Registrant's Custody Agreement with PNC Bank, N.A. (with respect to the Money Market Funds) is filed herewith.

EX-99.9a  9    (a)  Administration Agreement between Registrant and Morgan Stanley
                    Asset Management Inc. (the "MSAM Administration Agreement") is
                    incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-51294 and 811-7140), as filed with the SEC via EDGAR on
                    October 30, 1995 and as amended by Addendum to such Agreement filed herewith.

EX-99.9b       (b)  Chase Administration Agreement is incorporated by reference to
                    Post-Effective Amendment No. 11 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-51294 and
                    811-7140), as amended, as filed with the SEC via EDGAR on
                    October 30, 1995 and as amended by Addendum to such Agreement filed herewith.

               (c)  Amended Schedule A and Amended Administration Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. with
                    respect to the Morgan Stanley Asian



                    Growth Fund and Morgan Stanley Small Cap Value Equity Fund
                    (currently the Morgan Stanley American Value Fund) is
                    incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-51294 and 811-7140), as filed with the SEC via EDGAR on
                    October 30, 1995.

EX-99.9d       (d)  Sub-Transfer Agent Agreement among Morgan Stanley Asset
                    Management Inc., Chase Global Funds Services Company and PFPC,
                    Inc. is filed herewith.

          10   Opinion of Counsel is incorporated by reference to Post-Effective
               Amendment No. 11 to the Registrant's Registration Statement on Form
               N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via
               EDGAR on October 30, 1995.

EX-99.11a 11   (a) Consent of Price Waterhouse LLP, Independent Accountants is filed herewith.
EX-99.11b      (b) Consent of Coopers & Lybrand L.L.P., Independent Accountants is filed herewith.

          12   Not applicable.

          13   Purchase Agreement is incorporated by reference to Post-Effective
               Amendment No. 11 to the Registrant's Registration Statement on Form
               N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via
               EDGAR on October 30, 1995.

          14   Not applicable.

          15   (a)  Plan of Distribution Pursuant to Rule 12b-1 for shares of the
                    Morgan Stanley Money Market Fund ("Money Market Plan") is
                    incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-51294 and 811-7140), as filed with the SEC via EDGAR on
                    October 30, 1995.  The following Rule 12b-1 distribution plans have been omitted because they are substantially identical to the
                    Money Market Plan and differ from the Money Market Plan only in references to the Investment Fund to which the plan relates:
                    Morgan Stanley Tax-Free Money Market Fund and Morgan Stanley
                    Government Obligations Money Market Fund.

               (b)  Plan of Distribution Pursuant to Rule 12b-1 for Class A Shares
                    (the "Class A Plan") of the Morgan Stanley Aggressive Equity
                    Fund is incorporated by reference to Post-Effective Amendment
                    No. 10 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-51294 and 811-7140), as filed with the SEC via
                    EDGAR on October 4, 1995.  The following plans have been omitted because they are substantially identical to the Class A Plan and differ from the Class A Plan only in references to the Investment
                    Fund to which the plan relates:  Morgan Stanley Global Fixed Income
                    Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Small Cap
                    Value Equity Fund (currently the Morgan Stanley American Value
                    Fund), Morgan Stanley Value Fund, Morgan Stanley Equity Growth
                    Fund, Morgan Stanley Mid Cap Growth Fund, Morgan Stanley Worldwide
                    High Income Fund, Morgan Stanley Emerging Markets Debt Fund, Morgan
                    Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund,
                    Morgan Stanley European Equity Fund, Morgan Stanley Global Equity
                    Fund, Morgan Stanley Global Equity Allocation Fund, Morgan Stanley
                    High Yield Fund, Morgan Stanley U.S. Real Estate Fund, Morgan
                    Stanley International Magnum Fund, Morgan Stanley Japanese Equity
                    Fund.

               (c)  Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B
                    Shares (the "Class B Plan") of the Morgan Stanley Aggressive
                    Equity Fund is incorporated by reference to Post-Effective
                    Amendment No. 10 to the Registrant's Registration Statement on
                    Form N-1A (File Nos. 33-51294 and 811-7140), as filed with the
                    SEC via EDGAR on October 4, 1995.  The following plans have been omitted because they are substantially identical to the Class B
                    Plan and differ from the Class B Plan only in references to the
                    Investment Fund to which the plan relates:  Morgan Stanley
                    Global Fixed Income Fund, Morgan Stanley Asian Growth Fund,
                    Morgan Stanley Small Cap Value Equity Fund (currently the


                    Morgan Stanley American Value Fund), Morgan Stanley Value Fund,
                    Morgan Stanley Equity Growth Fund, Morgan Stanley Mid Cap Growth
                    Fund, Morgan Stanley Worldwide High Income Fund, Morgan Stanley
                    Emerging Markets Debt Fund, Morgan Stanley Emerging Markets Fund,
                    Morgan Stanley Latin American Fund, Morgan Stanley European Equity
                    Fund, Morgan Stanley Global Equity Fund, Morgan Stanley Global
                    Equity Allocation Fund, Morgan Stanley High Yield Fund, Morgan
                    Stanley U.S. Real Estate Fund, Morgan Stanley International Magnum
                    Fund, Morgan Stanley Japanese Equity Fund.

               (d)  Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares
                    (now known as Class C Shares) and referred to as the "Class C
                    Plan" of the Morgan Stanley Aggressive Equity Fund is
                    incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-51294 and 811-7140), as filed with the SEC via EDGAR on
                    October 4, 1995.  The following plans have been omitted because they are substantially identical to the Class C Plan and differ from the Class C Plan only in references to the Investment Fund to which the plan relates:  Morgan Stanley Global Fixed Income
                    Fund, Morgan Stanley Asian Growth Fund, Morgan Stanley Small Cap
                    Value Equity Fund (currently the Morgan Stanley American Value
                    Fund), Morgan Stanley Value Fund, Morgan Stanley Equity Growth
                    Fund, Morgan Stanley Mid Cap Growth Fund, Morgan Stanley Worldwide
                    High Income Fund, Morgan Stanley Emerging Markets Debt Fund, Morgan
                    Stanley Emerging Markets Fund, Morgan Stanley Latin American Fund,
                    Morgan Stanley European Equity Fund, Morgan Stanley Global Equity
                    Fund, Morgan Stanley Global Equity Allocation Fund, Morgan Stanley
                    High Yield Fund, Morgan Stanley U.S. Real Estate Fund, Morgan
                    Stanley International Magnum Fund, Morgan Stanley Japanese Equity
                    Fund.

          16 Schedules of Computation of Performance Information is incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's
               Registration Statement on Form N-1A (File Nos. 33-51294 and 811-
               7140), as filed with the SEC via EDGAR on October 30, 1995.

          18 Registrant's Form of Rule 18f-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's
               Registration Statement on Form N-1A (File Nos. 33-51294 and 811-
               7140), as filed with the SEC via EDGAR on October 4, 1995.

          24   Powers of Attorney are incorporated by reference to Post-Effective
               Amendment No. 10 to the Registrant's Registration Statement on Form
               N-1A (File Nos. 33-51294 and 811-7140), as filed with the SEC via
               EDGAR on October 4, 1995.

EX-99.27  27   Financial data schedules for the fiscal year ended June 30, 1996, are filed herewith.